UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

Eric Wietsma 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2008

Date of reporting period:	6/30/2008

Item 1. Reports to Stockholders.

MassMutual
Select Funds

Semiannual Report

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June 30, 2008

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Retirement Services

Table of Contents

Letter to Shareholders	1

Portfolio Summary	3

Portfolio of Investments

MassMutual Select Strategic Bond Fund	28

MassMutual Select Strategic Balanced Fund	38

MassMutual Select Diversified Value Fund	47

MassMutual Select Fundamental Value Fund	49

MassMutual Select Value Equity Fund	51

MassMutual Select Large Cap Value Fund	53

MassMutual Select Indexed Equity Fund	55

MassMutual Select Core Opportunities Fund	61

MassMutual Select Blue Chip Growth Fund	63

MassMutual Select Diversified Growth Fund	65

MassMutual Select Large Cap Growth Fund	68

MassMutual Select Aggressive Growth Fund	70

MassMutual Select NASDAQ-100® Fund	71

MassMutual Select Focused Value Fund	73

MassMutual Select Mid-Cap Value Fund	74

MassMutual Select Small Cap Value Equity Fund	75

MassMutual Select Small Company Value Fund	81

MassMutual Select Mid Cap Growth Equity Fund	85

MassMutual Select Mid Cap Growth Equity II Fund	88

MassMutual Select Small Cap Growth Equity Fund	93

MassMutual Select Small Company Growth Fund	97

MassMutual Select Emerging Growth Fund	100

MassMutual Select Diversified International Fund	102

MassMutual Select Overseas Fund	104

MassMutual Select Destination Retirement Income Fund	106

MassMutual Select Destination Retirement 2010 Fund	107

MassMutual Select Destination Retirement 2020 Fund	108

MassMutual Select Destination Retirement 2030 Fund	109

MassMutual Select Destination Retirement 2040 Fund	110

MassMutual Select Destination Retirement 2050 Fund	111

Statement of Assets and Liabilities	112

Statement of Operations	128

Statement of Changes in Net Assets	136

Financial Highlights	152

Notes to Financial Statements	234

Other Information	286

This material must be preceded or accompanied by a current prospectus for the MassMutual Select Funds. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

MassMutual Select Funds – President's Letter to Shareholders

To Our Shareholders

June 30, 2008

Eric Wietsma

"The financial markets continue to react negatively to increases in energy prices along with other industrial and food commodities. At the same time, despite slowing economic growth and a difficult environment in the financial sector, the U.S. economy as a whole has proven resilient. No matter the environment, we continue to believe that broad diversification and a perspective in tune with an investor's risk tolerance and time horizon remain the best tools to help achieve one's financial goals."

Welcome to the MassMutual Select Funds Semiannual Report covering the six months ended June 30, 2008. We have made some changes to this report by eliminating some components of the six-month portfolio manager report sections as part of our overall effort to streamline and improve the efficiency of our reporting. We will continue to publish the 12-month portfolio manager reports with fund-specific discussions as well as corresponding performance charts and tables in the MassMutual Select Funds Annual Report, which is published annually after December 31 (the fiscal year-end of the MassMutual Select Funds).

Economic Doldrums and Lack of Consumer Confidence Hinder Investment Returns

After struggling against ongoing concerns regarding the credit crisis, the depressed U.S. housing market and high energy prices early in the year, U.S. stocks attempted to rally during the spring of 2008, but surging energy prices, overall inflation and ongoing weakness in the beleaguered financial sector stymied the advance. The period featured a number of bold interventions by the Federal Reserve Board ("Fed") – including engineering the sale of investment bank Bear Stearns to JPMorgan Chase as well as multiple reductions of key target short-term interest rates – which helped stabilize share prices over the short term but failed to keep investors optimistic in the face of bad news affecting a variety of industries and the U.S. economy overall. The May employment report indicated the nation's unemployment rate moved meaningfully higher from 5.0% to 5.5% and fueled concerns that the U.S. economy might enter a recession after all. June brought a worsening inflation picture. While the so-called "core" numbers for May consumer and producer prices, which exclude volatile food and energy prices, both registered 0.2% increases, broader inflation figures for the month were much higher. Near the end of the six-month period, crude oil traded above $140 per barrel, roughly double the price of a year earlier. In turn, sharply higher fuel prices created a stiff headwind for the auto and airline industries, as well as for consumer confidence generally.

For the six months ended June 30, 2008, exposure to financials and General Motors were factors pressuring the blue-chip Dow Jones Industrial AverageSM ("Dow"), which returned -14.44%. In the process, the venerable Dow finished the period just above bear market status. A bear market in a particular index occurs when the index declines 20% or more from its peak. At quarter-end, the Dow had declined nearly 20% from its October 2007 peak. Other key market benchmarks also experienced declines during the period. The S&P 500® Index, a broad measure of large-cap stock activity, returned -11.91%. The NASDAQ Composite® Index came back somewhat in the second half of the period on the relative strength of technology stocks, but still returned -13.55%. Small-cap stocks, as measured by the Russell 2000® Index, returned -9.37%. Foreign stocks also endured their share of declines, as the MSCI® EAFE® Index, a measure of foreign developed markets, finished the six months with a -10.96% return.*

The market's increasing focus on inflation in the latter half of the period – along with easing concerns about a systemic failure due to the subprime mortgage crisis – had a mainly negative impact on the bond market, which had held up well earlier in the year. The yield of the bellwether 10-year Treasury note climbed to end the period just below 4.00%. At the same time, short-term rates declined, prompted by the Fed's numerous cuts in its target federal funds rate – a key overnight bank lending rate – over the period. At the central bank's June meeting, though, the Fed held that key rate steady amid speculation that it could begin raising rates as early as the fall to curb inflation. Against this backdrop, the Lehman Brothers® U.S. Aggregate Index finished the six months with a still-positive +1.13% return.*

*  Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Select Funds – President's Letter to Shareholders (Continued)

What's behind the move in crude?

When the price of crude oil crossed the $100-per-barrel threshold in the first quarter of 2008, plenty of consumers rubbed their eyes in disbelief. After all, as recently as the previous summer, crude had been trading in the low $70s, and its price had leveled out after surging higher during the bad hurricane season of 2005. As it turned out, the first quarter was only a preview of more to come. The rally accelerated in the second quarter, with crude oil touching $140 a barrel by the end of June, pushing the average price of a gallon of regular gasoline at the pump to more than $4.00.

Rising energy prices, together with increases in other commodities, also had a noticeable impact on U.S. inflation. The latest figures from the Labor Department revealed that consumer prices rose 0.6% in May, and producer prices recorded an even larger 1.4% jump. Year-over-year changes for both data series reached alarmingly high levels as well.

While the role of oil speculators on surging prices is an area of hot debate, at this point few would deny the impact of changes in fundamental supply and demand conditions. Recently, much attention has been focused on the demand side of the crude oil equation, and with considerable justification. The rapid expansion of the middle class and the accompanying infrastructure build-out occurring in China, India and other emerging markets appear to be trends that could drive the demand for crude oil into the future.

Outlook

While increases in the price of crude oil and related commodities in the energy complex have unnerved many investors, near vertical increases in the price of any commodity have historically not been sustainable for long. The financial markets continue to react negatively to increases in energy prices along with other industrial and food commodities. At the same time, despite slowing economic growth and a difficult environment in the financial sector, the U.S. economy as a whole has proven resilient. No matter the environment, we continue to believe that broad diversification and a perspective in tune with an investor's risk tolerance and time horizon remain the best tools to help achieve one's financial goals.

Eric Wietsma
President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/08 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results

MassMutual Select Funds – Portfolio Summary

What is the investment objective of the MassMutual Select Strategic Bond Fund – and who are the Fund's sub-advisers?
   The Fund seeks a superior total rate of return by investing in fixed-income instruments. The Fund normally invests at least 80% of its net assets in U.S. dollar-denominated, fixed-income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, mortgage-backed securities and money market instruments. The Fund's sub-advisers are Western Asset Management Company (Western Asset) and Western Asset Management Company Limited (WAML). WAML manages the non-U.S. dollar-denominated investments of the Fund.

MassMutual Select Strategic

Bond Fund

Quality Structure

(% of Net Assets) on 6/30/08

U.S. Governments, Aaa/AAA	66.0%
Aa/AA	4.0%
Aa/AA	5.7%
Baa/BBB	8.3%
Ba/BB	4.7%
B/B and Below	5.4%
Other Long-Term Securities	0.6%
Total Long-Term Securities	94.7%
Short-Term Investments and Other Assets and Liabilities	5.3%
100.0%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Strategic Balanced Fund – and who are the Fund's sub-advisers?
   The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. Three sub-advisers each manage their own portion of the Fund's assets. ClearBridge Advisors, LLC (ClearBridge) manages the equity component and Western Asset Management Company (Western Asset) and Western Asset Management Company Limited (WAML) manage the fixed-income component. WAML manages the non-U.S. dollar-denominated investments of Western Asset's portion of the Fund.

MassMutual Select Strategic

Balanced Fund

Asset Allocation

(% of Net Assets) on 6/30/08

Equities	56.3%
Bonds & Notes	42.0%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
100.0%

MassMutual Select Strategic

Balanced Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Chubb Corp.	1.8%
JP Morgan Chase & Co.	1.7%
Wyeth	1.6%
Wal-Mart Stores, Inc.	1.6%
Novartis AG ADR (Switzerland)	1.6%
Annaly Capital Management Inc.	1.6%
Applied Materials, Inc.	1.5%
The Walt Disney Co.	1.4%
Vodafone Group PLC Sponsored ADR (United Kingdom)	1.4%
State Street Corp.	1.4%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Diversified Value Fund – and who is the Fund's sub-adviser?
   The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund's sub-adviser is AllianceBernstein L.P. (AllianceBernstein).

MassMutual Select Diversified Value Fund

Industry Table

(% of Net Assets) on 6/30/08

Oil & Gas	21.2%
Insurance	10.5%
Telecommunications	8.3%
Diversified Financial	7.4%
Banks	5.5%
Pharmaceuticals	5.1%
Foods	4.6%
Manufacturing	4.1%
Retail	3.0%
Media	2.8%
Chemicals	2.4%
Cosmetics & Personal Care	2.2%
Electric	2.0%
Electronics	2.0%
Agriculture	1.9%
Beverages	1.7%
Computers	1.7%
Health Care — Products	1.6%
Packaging & Containers	1.4%
Mining	1.0%
Iron & Steel	0.9%
Automotive & Parts	0.9%
Machinery — Diversified	0.8%
Commercial Services	0.8%
Aerospace & Defense	0.7%
Environmental Controls	0.7%
Machinery — Construction & Mining	0.7%
Distribution & Wholesale	0.5%
Household Products	0.5%
Home Builders	0.4%
Auto Manufacturers	0.4%
Hand & Machine Tools	0.3%
Biotechnology	0.3%
Apparel	0.2%
Leisure Time	0.2%
Housewares	0.2%
Savings & Loans	0.1%
Forest Products & Paper	0.1%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
100.0%

MassMutual Select Diversified

Value Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Exxon Mobil Corp.	6.9%
Chevron Corp.	4.4%
AT&T, Inc.	4.2%
General Electric Co.	3.9%
ConocoPhillips Co.	3.2%
Pfizer, Inc.	2.8%
JP Morgan Chase & Co.	2.7%
Verizon Communications, Inc.	2.5%
Bank of America Corp.	2.3%
The Procter & Gamble Co.	2.2%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Fundamental Value Fund – and who is the Fund's sub-adviser?
   The Fund seeks long-term total return by investing at least 80% of its net assets in equity securities, with a focus on companies with large capitalizations (generally having market capitalizations above $2 billion). The Fund's sub-adviser is Wellington Management Company, LLP (Wellington Management).

MassMutual Select Fundamental Value Fund

Industry Table

(% of Net Assets) on 6/30/08

Oil & Gas	19.7%
Electric	8.4%
Diversified Financial	8.1%
Foods	7.0%
Banks	6.2%
Telecommunications	6.0%
Insurance	5.2%
Pharmaceuticals	4.3%
Retail	3.0%
Manufacturing	2.9%
Chemicals	2.8%
Health Care — Services	2.3%
Computers	2.2%
Media	2.0%
Agriculture	1.9%
Health Care — Products	1.8%
Semiconductors	1.7%
Machinery — Diversified	1.7%
Beverages	1.6%
Aerospace & Defense	1.6%
Household Products	1.5%
Iron & Steel	1.3%
Software	1.2%
Real Estate Investment Trusts (REITS)	1.1%
Environmental Controls	1.1%
Distribution & Wholesale	1.1%
Cosmetics & Personal Care	0.9%
Forest Products & Paper	0.9%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
100.0%

MassMutual Select Fundamental

Value Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Exxon Mobil Corp.	5.3%
Occidental Petroleum Corp.	3.8%
General Electric Co.	2.9%
AT&T, Inc.	2.8%
Chevron Corp.	2.4%
ACE Ltd.	2.3%
JP Morgan Chase & Co.	2.2%
Newfield Exploration Co.	2.2%
CVS Caremark Corp.	2.0%
ConocoPhillips Co.	2.0%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Value Equity Fund – and who is the Fund's sub-adviser?
   The Fund seeks long-term growth of capital by investing in securities of companies that the Fund's sub-adviser believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, and cash flow, or in relation to securities of other companies in the same industry. The Fund's sub-adviser is Pyramis Global Advisors, LLC (Pyramis).

MassMutual Select Value Equity Fund

Industry Table

(% of Net Assets) on 6/30/08

Oil & Gas	17.0%
Banks	10.9%
Insurance	7.7%
Telecommunications	5.8%
Electric	5.4%
Diversified Financial	5.0%
Pharmaceuticals	4.7%
Retail	4.2%
Agriculture	3.6%
Media	3.4%
Manufacturing	2.7%
Computers	2.7%
Machinery — Diversified	2.5%
Chemicals	2.3%
Foods	2.3%
Health Care — Services	1.8%
Oil & Gas Services	1.6%
Transportation	1.5%
Aerospace & Defense	1.5%
Commercial Services	1.4%
Biotechnology	1.3%
Mining	1.3%
Electronics	1.3%
Health Care — Products	1.2%
Gas	1.1%
Cosmetics & Personal Care	1.0%
Iron & Steel	1.0%
Savings & Loans	0.8%
Beverages	0.8%
Electrical Components & Equipment	0.8%
Auto Manufacturers	0.6%
Home Builders	0.3%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
100.0%

MassMutual Select Value

Equity Fund

Largest Holdings

(% of Net Assets) on 6/30/08

ConocoPhillips Co.	4.6%
Exxon Mobil Corp.	4.3%
AT&T, Inc.	3.3%
Wells Fargo & Co.	2.8%
General Electric Co.	2.7%
Bank of America Corp.	2.1%
Hewlett-Packard Co.	2.1%
Wyeth	2.1%
The Bank of New York Mellon Corp.	1.8%
Berkshire Hathaway, Inc. Class B	1.6%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Large Cap Value Fund – and who is the Fund's sub-adviser?
   The Fund seeks both capital growth and income by selecting businesses that possess characteristics that the Fund's sub-adviser believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The Fund's sub-adviser is Davis Selected Advisers, L.P. (Davis).

MassMutual Select Large Cap Value Fund

Industry Table

(% of Net Assets) on 6/30/08

Oil & Gas	19.0%
Insurance	13.9%
Diversified Financial	9.9%
Retail	8.4%
Media	4.6%
Banks	4.1%
Agriculture	3.6%
Commercial Services	3.6%
Software	3.3%
Beverages	2.5%
Electronics	2.0%
Manufacturing	1.9%
Computers	1.6%
Mining	1.6%
Pharmaceuticals	1.5%
Cosmetics & Personal Care	1.4%
Internet	1.4%
Packaging & Containers	1.4%
Health Care — Products	1.4%
Oil & Gas Services	1.2%
Telecommunications	1.2%
Leisure Time	1.1%
Transportation	1.1%
Semiconductors	1.0%
Building Materials	0.9%
Coal	0.8%
Holding Company — Diversified	0.8%
Real Estate	0.7%
Health Care — Services	0.7%
Forest Products & Paper	0.6%
Foods	0.3%
Housewares	0.2%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
100.0%

MassMutual Select Large Cap

Value Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Costco Wholesale Corp.	5.2%
ConocoPhillips Co.	4.7%
Berkshire Hathaway, Inc. Class A	4.3%
Devon Energy Corp.	4.3%
Occidental Petroleum Corp.	4.2%
EOG Resources, Inc.	3.8%
American Express Co.	3.3%
JP Morgan Chase & Co.	3.2%
Loews Corp.	2.6%
Philip Morris International, Inc.	2.5%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Indexed Equity Fund – and who is the Fund's sub-adviser?
   The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of larger-capitalized companies. The Fund pursues this objective by investing at least 80% of its net assets in the equity securities of companies that make up the S&P 500® Index. The Fund's sub-adviser is Northern Trust Investments, N.A. (Northern).

"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MassMutual Select Indexed Equity Fund

Industry Table

(% of Net Assets) on 6/30/08

Oil & Gas	12.0%
Telecommunications	5.8%
Pharmaceuticals	5.6%
Retail	5.4%
Diversified Financial	5.1%
Computers	4.9%
Manufacturing	4.4%
Banks	4.0%
Electric	3.6%
Health Care — Products	3.6%
Software	3.5%
Insurance	3.5%
Oil & Gas Services	3.2%
Media	2.7%
Semiconductors	2.6%
Beverages	2.4%
Aerospace & Defense	2.2%
Cosmetics & Personal Care	2.1%
Internet	2.1%
Chemicals	2.1%
Transportation	2.0%
Foods	1.8%
Agriculture	1.8%
Real Estate Investment Trusts (REITS)	1.1%
Biotechnology	1.0%
Health Care — Services	1.0%
Commercial Services	1.0%
Mining	0.9%
Electronics	0.6%
Iron & Steel	0.5%
Pipelines	0.5%
Machinery — Diversified	0.5%
Coal	0.5%
Machinery — Construction & Mining	0.5%
Household Products	0.4%
Electrical Components & Equipment	0.4%
Auto Manufacturers	0.3%
Forest Products & Paper	0.3%
Apparel	0.3%
Engineering & Construction	0.2%
Leisure Time	0.2%
Environmental Controls	0.2%
Gas	0.2%
Automotive & Parts	0.2%
Office Equipment/Supplies	0.2%
Lodging	0.2%
Advertising	0.2%
Savings & Loans	0.2%
Metal Fabricate & Hardware	0.1%
Packaging & Containers	0.1%
Distribution & Wholesale	0.1%
Toys, Games & Hobbies	0.1%
Home Builders	0.1%
Hand & Machine Tools	0.1%
Airlines	0.1%
Holding Company — Diversified	0.1%
Entertainment	0.1%
Home Furnishing	0.1%
Building Materials	0.1%
Housewares	0.0%
Investment Companies	0.0%
Real Estate	0.0%
Textiles	0.0%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
100.0%

MassMutual Select Indexed Equity Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Exxon Mobil Corp.	4.1%
General Electric Co.	2.4%
Microsoft Corp.	1.9%
Chevron Corp.	1.8%
AT&T, Inc.	1.8%
The Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
International Business Machines Corp.	1.4%
Apple, Inc.	1.3%
ConocoPhillips Co.	1.3%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Core Opportunities Fund – and who is the Fund's sub-adviser?
   The Fund seeks long-term growth of capital by normally investing at least 80% of its net assets in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies. The Fund's sub-adviser seeks to invest in both growth and value securities. The Fund's sub-adviser is Victory Capital Management Inc. (Victory).

MassMutual Select Core Opportunities Fund

Industry Table

(% of Net Assets) on 6/30/08

Oil & Gas Services	11.8%
Oil & Gas	8.9%
Diversified Financial	7.6%
Mining	7.4%
Semiconductors	6.4%
Manufacturing	6.2%
Beverages	6.2%
Retail	4.9%
Electric	4.8%
Biotechnology	4.7%
Computers	3.9%
Software	3.7%
Pharmaceuticals	3.1%
Health Care — Products	3.0%
Telecommunications	2.8%
Banks	2.7%
Cosmetics & Personal Care	2.7%
Internet	1.9%
Media	1.4%
Engineering & Construction	0.9%
Chemicals	0.9%
Building Materials	0.6%
Home Builders	0.4%
Insurance	0.4%
Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%
100.0%

MassMutual Select Core

Opportunities Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Schlumberger Ltd.	4.6%
Halliburton Co.	4.4%
Intel Corp.	3.7%
Microsoft Corp.	3.7%
Newmont Mining Corp.	3.4%
Exxon Mobil Corp.	3.4%
Merck & Co., Inc.	3.1%
Exelon Corp.	3.1%
Chesapeake Energy Corp.	3.1%
Johnson & Johnson	3.0%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Blue Chip Growth Fund – and who is the Fund's sub-adviser?
   The Fund seeks growth of capital over the long term by normally investing at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select Blue Chip Growth Fund

Industry Table

(% of Net Assets) on 6/30/08

Telecommunications	7.9%
Internet	7.3%
Oil & Gas Services	6.9%
Retail	6.7%
Pharmaceuticals	6.4%
Software	5.6%
Health Care — Products	5.6%
Diversified Financial	5.4%
Computers	4.8%
Oil & Gas	4.8%
Commercial Services	4.7%
Manufacturing	4.3%
Chemicals	3.6%
Banks	3.6%
Semiconductors	3.4%
Biotechnology	3.0%
Aerospace & Defense	2.3%
Health Care — Services	2.1%
Engineering & Construction	1.9%
Mining	1.7%
Media	1.7%
Lodging	1.2%
Toys, Games & Hobbies	1.0%
Cosmetics & Personal Care	0.7%
Advertising	0.7%
Beverages	0.6%
Machinery — Construction & Mining	0.5%
Electronics	0.4%
Entertainment	0.3%
Transportation	0.3%
Distribution & Wholesale	0.3%
Insurance	0.1%
Iron & Steel	0.1%
Foods	0.1%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%
100.0%

MassMutual Select Blue Chip

Growth Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Schlumberger Ltd.	3.5%
Google, Inc. Class A	3.4%
Apple, Inc.	2.9%
Danaher Corp.	2.6%
Microsoft Corp.	2.4%
Smith International, Inc.	2.3%
CVS Caremark Corp.	2.3%
Gilead Sciences, Inc.	2.1%
Amazon.com, Inc.	2.0%
Monsanto Co.	1.9%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Diversified Growth Fund – and who are the Fund's sub-advisers?
   The Fund seeks long-term growth of capital by investing primarily in U.S. common stocks. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of mid-and large-capitalization companies. The Fund is managed by three sub-advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted. The sub-advisers are T. Rowe Price Associates, Inc. (T. Rowe Price), Wellington Management Company, LLP (Wellington Management) and Legg Mason Capital Management, Inc. (Legg Mason).

MassMutual Select Diversified Growth Fund

Industry Table

(% of Net Assets) on 6/30/08

Telecommunications	9.2%
Internet	9.2%
Software	7.1%
Commercial Services	6.2%
Retail	5.2%
Diversified Financial	5.1%
Pharmaceuticals	5.1%
Oil & Gas	5.0%
Computers	4.9%
Oil & Gas Services	4.0%
Semiconductors	3.7%
Engineering & Construction	3.6%
Media	2.8%
Manufacturing	2.5%
Health Care — Services	1.9%
Chemicals	1.9%
Health Care — Products	1.9%
Biotechnology	1.9%
Foods	1.8%
Aerospace & Defense	1.6%
Banks	1.5%
Insurance	1.4%
Mining	1.3%
Electrical Components & Equipment	1.2%
Electric	1.2%
Electronics	1.1%
Machinery — Construction & Mining	1.1%
Machinery — Diversified	0.9%
Agriculture	0.9%
Transportation	0.7%
Metal Fabricate & Hardware	0.6%
Distribution & Wholesale	0.4%
Lodging	0.4%
Gas	0.4%
Toys, Games & Hobbies	0.4%
Beverages	0.4%
Cosmetics & Personal Care	0.3%
Advertising	0.2%
Apparel	0.2%
Entertainment	0.1%
Iron & Steel	0.0%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
100.0%

MassMutual Select Diversified

Growth Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Nokia Oyj Sponsored ADR (Finland)	2.5%
Amazon.com, Inc.	2.4%
Microsoft Corp.	2.3%
Qualcomm, Inc.	2.1%
eBay, Inc.	2.1%
Google, Inc. Class A	2.0%
Cisco Systems, Inc.	2.0%
Yahoo!, Inc.	1.9%
The Shaw Group, Inc.	1.8%
Quanta Services, Inc.	1.8%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Large Cap Growth Fund – and who is the Fund's sub-adviser?
   The Fund seeks long-term growth of capital and future income by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of companies which the Fund's sub-adviser believes offer prospects for long-term growth and which, at the time of purchase, have market capitalizations of at least approximately $10 billion. The Fund's sub-adviser is AllianceBernstein L.P. (AllianceBernstein).

MassMutual Select Large Cap Growth Fund

Industry Table

(% of Net Assets) on 6/30/08

Computers	13.3%
Diversified Financial	10.5%
Pharmaceuticals	10.4%
Oil & Gas Services	8.4%
Internet	6.1%
Health Care — Products	5.4%
Chemicals	5.4%
Semiconductors	5.2%
Telecommunications	5.2%
Retail	4.7%
Biotechnology	3.7%
Manufacturing	3.3%
Oil & Gas	2.8%
Foods	2.6%
Beverages	2.5%
Software	2.2%
Cosmetics & Personal Care	2.1%
Machinery — Diversified	1.5%
Aerospace & Defense	1.1%
Apparel	0.9%
Engineering & Construction	0.7%
Mining	0.5%
Electronics	0.2%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
100.0%

MassMutual Select Large Cap

Growth Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Google, Inc. Class A	6.1%
Apple, Inc.	6.0%
Hewlett-Packard Co.	4.5%
Schlumberger Ltd.	3.8%
Monsanto Co.	3.7%
CME Group, Inc.	3.4%
Gilead Sciences, Inc.	3.4%
Cisco Systems, Inc.	3.1%
Research In Motion Ltd.	2.8%
EOG Resources, Inc.	2.8%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Aggressive Growth Fund – and who are the Fund's sub-advisers?
   The Fund seeks long-term capital appreciation by investing primarily in U.S. common stocks and other equity securities. The Fund's sub-advisers are Sands Capital Management, LLC (Sands Capital) and Delaware Management Company (DMC). Each sub-adviser is responsible for a portion of the portfolio, but not necessarily equal weighted.

MassMutual Select Aggressive Growth Fund

Industry Table

(% of Net Assets) on 6/30/08

Internet	12.9%
Computers	12.5%
Oil & Gas Services	11.7%
Commercial Services	9.2%
Biotechnology	7.5%
Diversified Financial	6.6%
Telecommunications	5.7%
Health Care — Products	5.7%
Retail	4.5%
Software	4.5%
Pharmaceuticals	4.3%
Transportation	3.4%
Semiconductors	2.8%
Lodging	2.7%
Cosmetics & Personal Care	1.2%
Oil & Gas	1.2%
Chemicals	1.1%
Health Care — Services	1.1%
Entertainment	0.7%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
100.0%

MassMutual Select Aggressive

Growth Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Google, Inc. Class A	7.2%
Apple, Inc.	5.5%
National Oilwell Varco, Inc.	5.4%
Schlumberger Ltd.	4.4%
Allergan, Inc.	4.3%
Visa, Inc. Class A	4.2%
Amazon.com, Inc.	3.8%
Genentech, Inc.	3.8%
IntercontinentalExchange, Inc.	3.4%
Genzyme Corp.	3.3%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select NASDAQ-100® Fund (formerly known as the MassMutual Select OTC 100 Fund) – and who is the Fund's sub-adviser?
   On November 30, 2007, the MassMutual Select OTC 100 Fund's name changed to the MassMutual Select NASDAQ-100® Fund. The MassMutual Select NASDAQ-100 Fund seeks to approximate, as closely as practicable (before fees and expenses), the total return of the NASDAQ-100 Index®. The Fund's sub-adviser is Northern Trust Investments, N.A. (Northern).

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, "NASDAQ") and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

MassMutual Select NASDAQ-100 Fund

Industry Table

(% of Net Assets) on 6/30/08

Computers	20.3%
Software	14.5%
Internet	12.6%
Telecommunications	11.0%
Semiconductors	8.5%
Pharmaceuticals	6.8%
Biotechnology	6.2%
Media	4.3%
Retail	4.2%
Health Care — Products	1.3%
Commercial Services	1.3%
Transportation	1.2%
Electronics	1.1%
Auto Manufacturers	1.1%
Engineering & Construction	0.7%
Lodging	0.6%
Machinery — Construction & Mining	0.5%
Iron & Steel	0.5%
Chemicals	0.4%
Distribution & Wholesale	0.4%
Advertising	0.4%
Textiles	0.3%
Environmental Controls	0.3%
Airlines	0.3%
Foods	0.2%
Beverages	0.2%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
100.0%

MassMutual Select

NASDAQ-100 Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Apple, Inc.	13.1%
Microsoft Corp.	5.6%
Qualcomm, Inc.	5.5%
Google, Inc. Class A	4.9%
Research In Motion Ltd.	4.2%
Cisco Systems, Inc.	3.1%
Gilead Sciences, Inc.	3.1%
Oracle Corp.	2.9%
Intel Corp.	2.7%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	1.8%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Focused Value Fund – and who is the Fund's sub-advisers?
   The Fund seeks growth of capital over the long term by investing primarily in a non-diversified portfolio of U.S. equity securities. The Fund's sub-adviser is Harris Associates L.P. (Harris).

MassMutual Select Focused Value Fund

Industry Table

(% of Net Assets) on 6/30/08

Diversified Financial	17.0%
Semiconductors	15.5%
Computers	12.8%
Retail	12.3%
Banks	8.8%
Media	6.0%
Telecommunications	5.3%
Commercial Services	5.2%
Leisure Time	4.8%
Lodging	4.8%
Transportation	2.3%
Total Long-Term Investments	94.8%
Short-Term Investments and Other Assets and Liabilities	5.2%
100.0%

MassMutual Select Focused

Value Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Intel Corp.	7.9%
Hewlett-Packard Co.	6.6%
Dell, Inc.	6.2%
Tiffany & Co.	5.6%
National Semiconductor Corp.	5.4%
The Bank of New York Mellon Corp.	5.3%
Virgin Media, Inc.	5.3%
Robert Half International, Inc.	5.2%
Carnival Corp.	4.8%
Starwood Hotels & Resorts Worldwide, Inc.	4.8%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Mid-Cap Value Fund – and who is the Fund's sub-adviser?
   The Fund seeks growth of capital over the long term by investing, under normal conditions, at least 80% of its net assets in the stocks of mid-cap companies. The Fund's sub-adviser is Cooke & Bieler, L.P. (Cooke & Bieler).

MassMutual Select Mid-Cap Value Fund

Industry Table

(% of Net Assets) on 6/30/08

Insurance	13.3%
Retail	8.9%
Machinery — Diversified	5.6%
Electronics	5.6%
Chemicals	5.6%
Software	5.5%
Foods	4.6%
Manufacturing	4.5%
Commercial Services	4.1%
Electrical Components & Equipment	4.1%
Health Care — Services	3.5%
Pharmaceuticals	3.4%
Packaging & Containers	3.2%
Advertising	3.2%
Computers	3.1%
Semiconductors	3.0%
Textiles	2.7%
Real Estate Investment Trusts (REITS)	2.4%
Entertainment	2.3%
Home Builders	2.2%
Office Furnishings	2.1%
Banks	2.0%
Household Products	1.4%
Automotive & Parts	0.6%
Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%
100.0%

MassMutual Select Mid-Cap

Value Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Corinthian Colleges, Inc.	4.1%
Family Dollar Stores, Inc.	4.0%
Dover Corp.	3.7%
International Flavors & Fragrances, Inc.	3.6%
Arthur J. Gallagher & Co.	3.6%
Quest Diagnostics, Inc.	3.5%
Alpharma, Inc. Class A	3.4%
Briggs & Stratton Corp.	3.3%
IMS Health, Inc.	3.3%
Bemis Co., Inc.	3.2%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Small Cap Value Equity Fund – and who is the Fund's sub-adviser?
   The Fund seeks to maximize total return through investment primarily in small-capitalization equity securities. The Fund's sub-adviser is SSgA Funds Management, Inc. (SSgA).

MassMutual Select Small Cap Value Equity Fund

Industry Table

(% of Net Assets) on 6/30/08

Real Estate Investment Trusts (REITS)	10.2%
Banks	8.5%
Insurance	6.6%
Retail	6.4%
Commercial Services	4.8%
Electronics	4.0%
Telecommunications	3.8%
Chemicals	3.6%
Electric	3.5%
Oil & Gas	3.2%
Semiconductors	3.0%
Foods	2.3%
Manufacturing	2.3%
Health Care — Services	2.3%
Gas	2.3%
Transportation	2.2%
Diversified Financial	2.1%
Savings & Loans	1.9%
Automotive & Parts	1.7%
Oil & Gas Services	1.7%
Machinery — Diversified	1.7%
Software	1.5%
Engineering & Construction	1.4%
Computers	1.3%
Metal Fabricate & Hardware	1.2%
Forest Products & Paper	1.2%
Internet	1.2%
Media	1.2%
Mining	0.9%
Investment Companies	0.9%
Apparel	0.8%
Building Materials	0.8%
Airlines	0.8%
Household Products	0.7%
Leisure Time	0.7%
Electrical Components & Equipment	0.7%
Textiles	0.6%
Home Furnishing	0.5%
Home Builders	0.5%
Holding Company — Diversified	0.5%
Pharmaceuticals	0.4%
Agriculture	0.4%
Toys, Games & Hobbies	0.4%
Health Care — Products	0.4%
Office Equipment/Supplies	0.3%
Aerospace & Defense	0.3%
Biotechnology	0.2%
Distribution & Wholesale	0.2%
Environmental Controls	0.2%
Trucking & Leasing	0.1%
Energy — Alternate Sources	0.1%
Auto Manufacturers	0.1%
Entertainment	0.1%
Hand & Machine Tools	0.0%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
100.0%

MassMutual Select Small Cap

Value Equity Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Swift Energy Co.	0.9%
Olin Corp.	0.8%
Platinum Underwriters Holdings Ltd.	0.7%
Rosetta Resources, Inc.	0.7%
IPC Holdings Ltd.	0.7%
UMB Financial Corp.	0.7%
Rent-A-Center, Inc.	0.7%
Westar Energy, Inc.	0.7%
Avista Corp.	0.7%
Aspen Insurance Holdings Ltd.	0.7%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Small Company Value Fund – and who are the Fund's sub-advisers?
   The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies. The Fund is managed by three sub-advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted. The Fund's sub-advisers include Clover Capital Management, Inc. (Clover), T. Rowe Price Associates, Inc. (T. Rowe Price) and EARNEST Partners, LLC (EARNEST).

MassMutual Select Small Company Value Fund

Industry Table

(% of Net Assets) on 6/30/08

Oil & Gas	7.9%
Commercial Services	7.1%
Real Estate Investment Trusts (REITS)	5.7%
Banks	5.3%
Insurance	5.3%
Retail	4.4%
Manufacturing	4.0%
Transportation	3.8%
Electronics	3.2%
Chemicals	2.7%
Electric	2.6%
Diversified Financial	2.2%
Software	2.2%
Oil & Gas Services	2.0%
Machinery — Diversified	2.0%
Mining	1.9%
Metal Fabricate & Hardware	1.9%
Health Care — Services	1.8%
Electrical Components & Equipment	1.8%
Distribution & Wholesale	1.7%
Telecommunications	1.7%
Semiconductors	1.7%
Machinery — Construction & Mining	1.6%
Internet	1.6%
Forest Products & Paper	1.5%
Health Care — Products	1.5%
Gas	1.4%
Savings & Loans	1.4%
Foods	1.4%
Environmental Controls	1.3%
Computers	1.2%
Engineering & Construction	1.1%
Aerospace & Defense	1.0%
Investment Companies	1.0%
Building Materials	0.8%
Home Builders	0.8%
Biotechnology	0.6%
Household Products	0.6%
Pipelines	0.5%
Iron & Steel	0.5%
Airlines	0.5%
Hand & Machine Tools	0.4%
Coal	0.4%
Textiles	0.4%
Automotive & Parts	0.4%
Agriculture	0.4%
Toys, Games & Hobbies	0.3%
Home Furnishing	0.3%
Pharmaceuticals	0.3%
Leisure Time	0.3%
Apparel	0.3%
Equity Fund	0.3%
Housewares	0.2%
Media	0.2%
Holding Company — Diversified	0.2%
Cosmetics & Personal Care	0.1%
Energy — Alternate Sources	0.1%
Packaging & Containers	0.0%
Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%
100.0%

MassMutual Select Small Company

Value Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Cabot Oil & Gas Corp.	1.6%
Penn Virginia Corp.	1.5%
Landstar System, Inc.	1.3%
Forest Oil Corp.	1.2%
Whiting Petroleum Corp.	1.1%
Bucyrus International, Inc. Class A	1.1%
FTI Consulting, Inc.	0.9%
Sims Group Ltd. Sponsored ADR (Australia)	0.9%
Aaron Rents, Inc.	0.9%
FLIR Systems, Inc.	0.9%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Mid Cap Growth Equity Fund – and who are the Fund's sub-advisers?
   The Fund seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets in stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of January 31, 2008, between $397.67 million and $40.28 billion). The remaining 20% may be invested in other types of securities such as bonds, cash, or cash equivalents, for temporary defensive purposes, if the Fund's sub-advisers believe it will help protect the Fund from potential losses, or to meet shareholder redemptions. Effective November 30, 2007, Wellington Management Company, LLP (Wellington Management) and Turner Investment Partners, Inc. (Turner) replaced Navellier & Associates, Inc. (Navellier) as the Fund's sub-advisers. The two sub-advisers are each responsible for a portion of the portfolio, but not necessarily equal weighted.

MassMutual Select Mid Cap Growth Equity Fund

Industry Table

(% of Net Assets) on 6/30/08

Oil & Gas	8.3%
Retail	6.2%
Internet	6.2%
Pharmaceuticals	6.0%
Software	5.3%
Commercial Services	5.0%
Semiconductors	4.9%
Telecommunications	4.4%
Chemicals	4.1%
Coal	3.5%
Machinery — Diversified	3.3%
Health Care — Products	2.7%
Biotechnology	2.7%
Mining	2.5%
Iron & Steel	2.4%
Diversified Financial	2.2%
Manufacturing	2.2%
Engineering & Construction	1.9%
Packaging & Containers	1.9%
Transportation	1.6%
Energy — Alternate Sources	1.6%
Electronics	1.3%
Banks	1.2%
Computers	1.2%
Beverages	1.1%
Media	1.1%
Household Products	1.0%
Cosmetics & Personal Care	0.9%
Electrical Components & Equipment	0.9%
Oil & Gas Services	0.9%
Insurance	0.8%
Foods	0.8%
Hand & Machine Tools	0.7%
Electric	0.7%
Aerospace & Defense	0.7%
Entertainment	0.6%
Health Care — Services	0.6%
Advertising	0.6%
Toys, Games & Hobbies	0.6%
Machinery — Construction & Mining	0.5%
Savings & Loans	0.5%
Lodging	0.5%
Automotive & Parts	0.5%
Pipelines	0.5%
Leisure Time	0.5%
Apparel	0.5%
Auto Manufacturers	0.5%
Environmental Controls	0.4%
Real Estate Investment Trusts (REITS)	0.4%
Home Builders	0.2%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
100.0%

MassMutual Select Mid Cap

Growth Equity Fund

Largest Holdings

(% of Net Assets) on 6/30/08

CONSOL Energy, Inc.	2.0%
VeriSign, Inc.	1.6%
McAfee, Inc.	1.5%
Charles River Laboratories International, Inc.	1.4%
Ultra Petroleum Corp.	1.4%
Flowserve Corp.	1.3%
Steel Dynamics, Inc.	1.2%
Western Union Co.	1.2%
Atheros Communications, Inc.	1.1%
Covanta Holding Corp.	1.0%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Mid Cap Growth Equity II Fund – and who is the Fund's sub-adviser?
   The Fund seeks growth of capital over the long term by investing, under normal conditions, at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund's sub-adviser expects to grow at a faster rate than the average company. Mid-cap companies are defined as those whose market capitalizations, at the time of purchase, fall within the range of companies in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of January 31, 2008, between $397.67 million and $40.28 billion). The Fund's sub-adviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select Mid Cap Growth Equity II Fund

Industry Table

(% of Net Assets) on 6/30/08

Commercial Services	7.2%
Semiconductors	6.4%
Retail	6.2%
Telecommunications	5.8%
Oil & Gas Services	5.3%
Oil & Gas	5.2%
Pharmaceuticals	5.1%
Health Care — Products	4.6%
Software	3.8%
Internet	3.5%
Electronics	3.3%
Diversified Financial	3.2%
Biotechnology	3.2%
Computers	3.1%
Machinery — Diversified	2.5%
Media	2.3%
Aerospace & Defense	2.1%
Coal	2.1%
Health Care — Services	2.0%
Insurance	1.9%
Advertising	1.6%
Manufacturing	1.5%
Lodging	1.5%
Electrical Components & Equipment	1.3%
Mining	1.3%
Electric	1.1%
Entertainment	1.0%
Transportation	0.9%
Engineering & Construction	0.9%
Automotive & Parts	0.8%
Distribution & Wholesale	0.8%
Airlines	0.8%
Foods	0.7%
Chemicals	0.6%
Banks	0.5%
Iron & Steel	0.4%
Unknown	0.4%
Machinery — Construction & Mining	0.3%
Pipelines	0.3%
Auto Manufacturers	0.3%
Environmental Controls	0.3%
Real Estate	0.3%
Home Builders	0.2%
Metal Fabricate & Hardware	0.2%
Cosmetics & Personal Care	0.2%
Leisure Time	0.2%
Beverages	0.2%
Energy — Alternate Sources	0.2%
Household Products	0.1%
Toys, Games & Hobbies	0.1%
Office Furnishings	0.0%
Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%
100.0%

MassMutual Select Mid Cap

Growth Equity II Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Smith International, Inc.	1.6%
Roper Industries, Inc.	1.5%
FLIR Systems, Inc.	1.3%
Ametek, Inc.	1.2%
Elan Corp. PLC Sponsored ADR (Ireland)	1.2%
Murphy Oil Corp.	1.1%
Quanta Services, Inc.	1.0%
Rockwell Collins, Inc.	1.0%
BJ Services Co.	1.0%
CONSOL Energy, Inc.	1.0%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Small Cap Growth Equity Fund – and who are the Fund's sub-advisers?
   This Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies that the Fund's managers believe offer potential for long-term growth. The Fund's sub-advisers are Wellington Management Company, LLP (Wellington Management) and Waddell & Reed Investment Management Company (Waddell & Reed). Each sub-adviser is responsible for a portion of the portfolio, but not necessarily equal weighted.

MassMutual Select Small Cap Growth Equity Fund

Industry Table

(% of Net Assets) on 6/30/08

Software	11.5%
Commercial Services	7.3%
Transportation	6.6%
Oil & Gas	6.2%
Internet	6.1%
Retail	4.2%
Equity Fund	3.4%
Health Care — Services	3.1%
Computers	3.0%
Entertainment	2.8%
Semiconductors	2.5%
Chemicals	2.5%
Distribution & Wholesale	2.3%
Health Care — Products	2.2%
Telecommunications	2.2%
Media	1.9%
Machinery — Construction & Mining	1.9%
Engineering & Construction	1.8%
Oil & Gas Services	1.8%
Diversified Financial	1.7%
Biotechnology	1.6%
Cosmetics & Personal Care	1.6%
Pharmaceuticals	1.5%
Insurance	1.5%
Lodging	1.3%
Coal	1.1%
Home Furnishing	1.0%
Real Estate Investment Trusts (REITS)	1.0%
Banks	0.8%
Aerospace & Defense	0.8%
Automotive & Parts	0.6%
Environmental Controls	0.6%
Electronics	0.5%
Gas	0.5%
Manufacturing	0.5%
Packaging & Containers	0.4%
Foods	0.4%
Mining	0.4%
Toys, Games & Hobbies	0.3%
Water	0.3%
Holding Company — Diversified	0.3%
Advertising	0.3%
Energy — Alternate Sources	0.3%
Apparel	0.2%
Machinery — Diversified	0.2%
Hand & Machine Tools	0.2%
Metal Fabricate & Hardware	0.2%
Real Estate	0.2%
Household Products	0.1%
Airlines	0.1%
Storage & Warehousing	0.0%
Total Long-Term Investments	93.8%
Short-Term Investments and Other Assets and Liabilities	6.2%
100.0%

MassMutual Select Small Cap

Growth Equity Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Kansas City Southern	3.0%
Bill Barrett Corp.	2.5%
J.B. Hunt Transport Services, Inc.	2.4%
FactSet Research Systems, Inc.	1.9%
Blackbaud, Inc.	1.8%
MICROS Systems, Inc.	1.7%
Blackboard, Inc.	1.7%
Bucyrus International, Inc. Class A	1.6%
Chicago Bridge & Iron Co. NV	1.5%
LKQ Corp.	1.4%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Small Company Growth Fund – and who are the Fund's sub-advisers?
   The Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies that the Fund's sub-advisers believe offer potential for long-term growth. The Fund is managed by two sub-advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted. The sub-advisers are Mazama Capital Management, Inc. (Mazama) and Eagle Asset Management, Inc. (Eagle).

MassMutual Select Small Company Growth Fund

Industry Table

(% of Net Assets) on 6/30/08

Software	7.3%
Retail	7.1%
Health Care — Products	7.1%
Electronics	6.6%
Telecommunications	4.7%
Commercial Services	4.3%
Health Care — Services	4.2%
Pharmaceuticals	4.0%
Manufacturing	3.6%
Oil & Gas Services	3.5%
Metal Fabricate & Hardware	3.3%
Diversified Financial	3.0%
Oil & Gas	2.9%
Computers	2.8%
Apparel	2.7%
Internet	2.5%
Electrical Components & Equipment	2.3%
Coal	2.3%
Chemicals	2.1%
Biotechnology	1.8%
Media	1.7%
Banks	1.7%
Environmental Controls	1.7%
Building Materials	1.6%
Machinery — Construction & Mining	1.6%
Advertising	1.4%
Home Furnishing	1.4%
Semiconductors	1.3%
Cosmetics & Personal Care	1.0%
Leisure Time	0.9%
Insurance	0.8%
Entertainment	0.8%
Transportation	0.8%
Energy — Alternate Sources	0.7%
Machinery — Diversified	0.6%
Distribution & Wholesale	0.5%
Foods	0.3%
Real Estate Investment Trusts (REITS)	0.3%
Aerospace & Defense	0.3%
Water	0.2%
Mining	0.2%
Real Estate	0.2%
Office Furnishings	0.1%
Trucking & Leasing	0.1%
Electric	0.1%
Investment Companies	0.1%
Forest Products & Paper	0.0%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
100.0%

MassMutual Select Small Company

Growth Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Oyo Geospace Corp.	2.5%
Lufkin Industries, Inc.	2.4%
James River Coal Co.	2.3%
Eclipsys Corp.	2.1%
Ameron International Corp.	2.1%
Coherent, Inc.	1.9%
Ansys, Inc.	1.8%
Icon PLC Sponsored ADR (Ireland)	1.7%
Genesco, Inc.	1.6%
Bucyrus International, Inc. Class A	1.6%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Emerging Growth Fund – and who are the Fund's sub-advisers?
   The Fund seeks capital appreciation by investing primarily in smaller, rapidly growing emerging growth companies – generally in industry segments experiencing rapid growth, and often including technology and technology-related stocks. The Fund will normally invest at least 80% of its net assets in equity securities (primarily common stocks) of these emerging growth companies in both the U.S. and abroad. The Fund's sub-advisers are Delaware Management Company (DMC) and Insight Capital Research & Management, Inc. (Insight). Each sub-adviser is responsible for a portion of the portfolio, but not necessarily equal weighted.

MassMutual Select Emerging Growth Fund

Industry Table

(% of Net Assets) on 6/30/08

Coal	11.1%
Oil & Gas	9.2%
Internet	7.6%
Commercial Services	5.9%
Electrical Components & Equipment	5.4%
Retail	5.1%
Energy — Alternate Sources	4.5%
Pharmaceuticals	4.4%
Machinery — Diversified	4.2%
Biotechnology	3.8%
Iron & Steel	3.6%
Software	3.6%
Oil & Gas Services	2.9%
Computers	2.5%
Beverages	2.4%
Mining	2.1%
Environmental Controls	1.9%
Transportation	1.9%
Health Care — Products	1.6%
Telecommunications	1.5%
Apparel	1.4%
Insurance	1.4%
Agriculture	1.4%
Health Care — Services	1.4%
Semiconductors	1.3%
Manufacturing	1.0%
Metal Fabricate & Hardware	1.0%
Engineering & Construction	0.9%
Automotive & Parts	0.8%
Hand & Machine Tools	0.5%
Leisure Time	0.4%
Distribution & Wholesale	0.4%
Banks	0.3%
Media	0.2%
Diversified Financial	0.1%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
100.0%

MassMutual Select Emerging

Growth Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Walter Industries, Inc.	4.9%
Alpha Natural Resources, Inc.	3.7%
Energy Conversion Devices, Inc.	2.8%
FTI Consulting, Inc.	2.4%
Central European Distribution Corp.	2.4%
BPZ Resources, Inc.	2.3%
Priceline.com, Inc.	2.2%
Compass Minerals International, Inc.	2.1%
Schnitzer Steel Industries, Inc. Class A	2.0%
Illumina, Inc.	2.0%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Diversified International Fund – and who is the Fund's sub-adviser?
   The Fund seeks growth of capital over the long term by investing primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Fund's sub-adviser is AllianceBernstein L.P. (AllianceBernstein).

MassMutual Select Diversified International Fund

Country Weightings

(% of Net Assets) on 6/30/08

United Kingdom	15.3%
Japan	15.3%
Germany	12.0%
France	9.9%
Canada	6.6%
Republic of Korea	5.7%
Russia	4.1%
Netherlands	3.4%
Taiwan	3.4%
Italy	2.9%
Norway	2.3%
Brazil	2.2%
China	1.9%
Belgium	1.8%
Luxembourg	1.7%
Switzerland	1.5%
Sweden	1.4%
South Africa	1.0%
Australia	0.8%
Mexico	0.7%
Spain	0.7%
Poland	0.7%
Thailand	0.6%
Finland	0.6%
Turkey	0.5%
Hong Kong	0.5%
Israel	0.4%
Bermuda	0.2%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
100.0%

MassMutual Select Diversified

International Fund

Largest Holdings

(% of Net Assets) on 6/30/08

Royal Dutch Shell PLC Class A	3.8%
BASF SE	2.4%
Total SA	2.3%
LUKOIL Sponsored ADR (Russia)	2.0%
Allianz SE	1.9%
HBOS PLC	1.8%
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	1.8%
ING Groep NV	1.8%
Vodafone Group PLC	1.8%
Deutsche Bank AG	1.7%

MassMutual Select Funds – Portfolio Summary (Continued)

What is the investment objective of the MassMutual Select Overseas Fund – and who are the Fund's sub-advisers?
   The Fund seeks growth of capital over the long term by investing in both foreign and domestic equity securities. The Fund invests at least 80% of its net assets in stocks of foreign companies – including companies located in Europe, Latin America and Asia. The Fund's two sub-advisers, Massachusetts Financial Services Company (MFS) and Harris Associates L.P. (Harris), are each responsible for a portion of the portfolio, but not necessarily equal weighted.

MassMutual Select Overseas Fund

Industry Table

(% of Net Assets) on 6/30/08

Diversified Financial	9.7%
Banks	9.3%
Pharmaceuticals	8.6%
Media	6.4%
Chemicals	6.1%
Auto Manufacturers	4.7%
Commercial Services	4.0%
Electronics	4.0%
Semiconductors	3.9%
Oil & Gas	3.7%
Beverages	3.7%
Retail	3.2%
Office Equipment/Supplies	3.1%
Foods	3.1%
Insurance	3.0%
Holding Company — Diversified	3.0%
Software	2.1%
Electrical Components & Equipment	2.1%
Health Care — Products	1.8%
Transportation	1.8%
Advertising	1.6%
Household Products	1.6%
Electric	1.6%
Telecommunications	1.4%
Cosmetics & Personal Care	1.3%
Gas	1.0%
Entertainment	0.9%
Manufacturing	0.8%
Mining	0.5%
Automotive & Parts	0.3%
Apparel	0.3%
Distribution & Wholesale	0.3%
Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%
100.0%

MassMutual Select Overseas Fund

Largest Holdings

(% of Net Assets) on 6/30/08

LVMH Moet Hennessy Louis Vuitton SA	3.0%
GlaxoSmithKline PLC	3.0%
Nestle SA	2.7%
Credit Suisse Group	2.5%
Canon, Inc.	2.3%
Omron Corp.	2.2%
Roche Holding AG	2.2%
Bayerische Motoren Werke AG	2.1%
Adecco SA	1.9%
Novartis AG	1.9%

MassMutual Select Funds – Portfolio Summary (Continued)

What are the investment objectives of the Funds that comprise the MassMutual Select Destination Retirement Series?
   Destination Retirement Income Fund:

  The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation, by investing in a combination of equity, fixed-income and money market funds advised by MassMutual or a control affiliate of MassMutual using an asset allocation strategy designed for investors already in retirement.

  Destination Retirement 2010 / 2020 / 2030 / 2040 / 2050 Funds:

  Each of these Funds seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing in a combination of equity, fixed-income and money market funds advised by MassMutual or a control affiliate of MassMutual. Each Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2010, 2020, 2030, 2040 or 2050, respectively.

MassMutual Select Destination

Retirement Income Fund

Asset Allocation

(% of Net Assets) on 6/30/08

Equity Funds	34.1%
Fixed Income Funds	65.9%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MassMutual Select Destination

Retirement 2010 Fund

Asset Allocation

(% of Net Assets) on 6/30/08

Equity Funds	55.6%
Fixed Income Funds	44.4%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MassMutual Select Destination

Retirement 2020 Fund

Asset Allocation

(% of Net Assets) on 6/30/08

Equity Funds	75.8%
Fixed Income Funds	24.2%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MassMutual Select Destination

Retirement 2030 Fund

Asset Allocation

(% of Net Assets) on 6/30/08

Equity Funds	90.0%
Fixed Income Funds	10.0%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MassMutual Select Destination

Retirement 2040 Fund

Asset Allocation

(% of Net Assets) on 6/30/08

Equity Funds	95.0%
Fixed Income Funds	5.0%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MassMutual Select Destination

Retirement 2050 Fund

Asset Allocation

(% of Net Assets) on 6/30/08

Equity Funds	95.1%
Fixed Income Funds	5.2%
Total Long-Term Investments	100.3%
Short-Term Investments and Other Assets and Liabilities	(0.3)%
100.0%

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.6%
PREFERRED STOCK — 0.6%
Auto Manufacturers — 0.0%
General Motors Corp.	5,000	$62,100
General Motors Corp. Series C	6,475	86,198
		148,298
U.S. Government Agencies — 0.6%
Fannie Mae	1,300	61,303
Fannie Mae	29,475	676,451
Freddie Mac	42,725	1,038,218
		1,775,972
TOTAL PREFERRED STOCK (Cost $2,096,509)		1,924,270
TOTAL EQUITIES (Cost $2,096,509)		1,924,270
	Principal Amount
BONDS & NOTES — 94.1%
CORPORATE DEBT — 29.7%
Advertising — 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$90,000	81,900
Aerospace & Defense — 0.0%
DRS Technologies, Inc. 6.625% 2/01/16	55,000	55,825
Agriculture — 0.1%
Reynolds American, Inc. 6.750% 6/15/17	215,000	213,880
Airlines — 0.1%
Delta Air Lines, Inc. 6.821% 8/10/22	389,136	324,928
Apparel — 0.0%
Oxford Industries, Inc. 8.875% 6/01/11	45,000	43,425
Auto Manufacturers — 1.1%
DaimlerChrysler Finance North America LLC 5.750% 5/18/09	140,000	141,822
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	380,000	384,888

	Principal Amount	Value
DaimlerChrysler Finance North America LLC 7.200% 9/01/09	$65,000	$66,856
Ford Motor Co. 4.250% 12/15/36	150,000	109,125
Ford Motor Co. 6.625% 10/01/28	40,000	21,400
Ford Motor Co. 7.450% 7/16/31	940,000	547,550
General Motors Corp. 8.250% 7/15/23	80,000	46,600
General Motors Corp. EUR(a) 8.375% 7/05/33	40,000	34,013
General Motors Corp. 8.375% 7/15/33	3,590,000	2,127,075
		3,479,329
Automotive & Parts — 0.1%
Visteon Corp. 8.250% 8/01/10	82,000	72,980
Visteon Corp.(b) 12.250% 12/31/16	209,000	167,200
		240,180
Banks — 3.0%
BAC Capital Trust XIV VRN 5.630% 3/15/12	30,000	23,410
Bank of America Corp. VRN 8.125% 5/15/18	510,000	482,083
Glitnir Banki HF(b) 6.330% 7/28/11	290,000	235,219
Glitnir Banki HF(b) 6.375% 9/25/12	390,000	335,214
Glitnir Banki HF VRN(b) 6.693% 6/15/16	420,000	270,085
Glitnir Banki HF VRN(b) 7.451% 9/14/16	100,000	60,185
HSBK Europe BV(b) 9.250% 10/16/13	400,000	402,000
Hypothekenbank in Essen(b) 5.000% 1/20/12	100,000	103,221
ICICI Bank Ltd. VRN 6.375% 4/30/22	480,000	433,599
ICICI Bank Ltd. VRN(b) 6.375% 4/30/22	428,000	383,561
KeyBank NA 5.500% 9/17/12	140,000	129,988
Landsbanki Islands HF(b) 6.100% 8/25/11	670,000	590,689

	Principal Amount	Value
Rabobank Capital Funding II VRN(b) 5.260% 12/31/13	$10,000	$9,161
Rabobank Capital Funding Trust VRN(b) 5.254% 10/21/16	95,000	81,585
Royal Bank of Scotland Group PLC VRN(b) 6.990% 10/5/17	300,000	270,008
Royal Bank of Scotland Group PLC VRN 7.640% 9/29/17	200,000	182,866
RSHB Capital SA for OJSC Russian Agricultural Bank(b) 6.299% 5/15/17	790,000	728,894
Shinsei Finance Cayman Ltd. VRN(b) 6.418% 7/20/16	400,000	280,917
SunTrust Capital VIII VRN 6.100% 12/15/36	1,120,000	889,496
TuranAlem Finance BV(b) 8.250% 1/22/37	430,000	359,588
TuranAlem Finance BV(b) 8.250% 1/22/37	1,170,000	976,950
Wachovia Capital Trust III VRN 5.800% 3/15/11	230,000	156,400
Wachovia Corp. 5.250% 8/01/14	990,000	921,777
Wachovia Corp. 5.625% 10/15/16	330,000	300,061
Wells Fargo & Co. 5.300% 8/26/11	180,000	183,126
Wells Fargo Capital 5.950% 12/15/36	600,000	544,292
		9,334,375
Biotechnology — 0.1%
FMC Finance III SA 6.875% 7/15/17	240,000	235,800
Chemicals — 0.0%
Georgia Gulf Corp. 9.500% 10/15/14	40,000	29,900
Westlake Chemical Corp. 6.625% 1/15/16	40,000	33,600
		63,500
Coal — 0.0%
Peabody Energy Corp. 6.875% 3/15/13	40,000	40,100

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.1%
Ashtead Capital, Inc.(b) 9.000% 8/15/16	$31,000	$27,280
DI Finance/DynCorp International, Series B 9.500% 2/15/13	45,000	45,000
Hertz Corp. 8.875% 1/01/14	80,000	73,200
Service Corp. International 7.500% 4/01/27	135,000	114,750
Service Corp. International 7.625% 10/01/18	10,000	9,975
		270,205
Computers — 0.2%
Electronic Data Systems Corp. 7.125% 10/15/09	620,000	639,385
Sungard Data Systems, Inc. 9.125% 8/15/13	50,000	50,500
Sungard Data Systems, Inc. 10.250% 8/15/15	35,000	35,175
		725,060
Diversified Financial — 8.7%
Aiful Corp.(b) 5.000% 8/10/10	320,000	284,664
American Express Co. VRN 6.800% 9/01/66	220,000	203,400
American General Finance Corp. 6.900% 12/15/17	210,000	183,029
Banque Paribas 6.875% 3/01/09	110,000	112,363
The Bear Stearns Cos., Inc. 6.400% 10/02/17	930,000	919,018
The Bear Stearns Cos., Inc. 7.250% 2/01/18	80,000	83,485
Citigroup Capital XXI VRN 8.300% 12/21/37	920,000	868,783
Citigroup, Inc. 4.125% 2/22/10	445,000	440,879
Citigroup, Inc. 5.875% 5/29/37	150,000	127,553
Citigroup, Inc. 6.125% 8/25/36	40,000	33,830
Citigroup, Inc. 6.875% 3/05/38	920,000	887,795
Countrywide Financial Corp. FRN 3.022% 3/24/09	1,400,000	1,344,452
Countrywide Financial Corp. FRN 3.079% 12/19/08	150,000	146,257

	Principal Amount	Value
Countrywide Financial Corp. 5.800% 6/07/12	$10,000	$9,458
Countrywide Financial Corp. 6.250% 5/15/16	360,000	320,524
Countrywide Home Loans, Inc. 4.125% 9/15/09	170,000	162,364
Countrywide Home Loans, Inc. 5.625% 7/15/09	70,000	68,263
Credit Suisse Guernsey Ltd. VRN 5.860% 5/15/17	200,000	166,730
Ford Motor Credit Co. 5.700% 1/15/10	190,000	162,102
Ford Motor Credit Co. 7.375% 10/28/09	2,885,000	2,627,597
Ford Motor Credit Co. FRN 8.026% 6/15/11	298,000	242,498
Ford Motor Credit Co. 12.000% 5/15/15	900,000	791,700
General Electric Capital Corp. VRN 6.375% 11/15/17	1,160,000	1,097,138
General Motors Acceptance Corp. 6.875% 9/15/11	2,500,000	1,796,430
GMAC LLC 0.010% 6/15/15	10,000	3,008
GMAC LLC 5.625% 5/15/09	420,000	388,878
GMAC LLC 5.850% 1/14/09	240,000	227,899
GMAC LLC 8.000% 11/01/31	3,540,000	2,303,046
Goldman Sachs Group LP 4.500% 6/15/10	430,000	430,577
The Goldman Sachs Group, Inc. 5.450% 11/01/12	60,000	60,005
HSBC Finance Corp. 4.125% 11/16/09	300,000	298,012
HSBC Finance Corp. 4.625% 9/15/10	460,000	456,173
JP Morgan Chase & Co. 5.125% 9/15/14	1,160,000	1,127,906
JP Morgan Chase & Co. 5.150% 10/01/15	600,000	577,712
Kaupthing Bank(b) 5.750% 10/04/11	100,000	80,959
Kaupthing Bank(b) 7.125% 5/19/16	375,000	264,265

	Principal Amount	Value
Kaupthing Bank (Acquired 5/22/08, Cost $1,507,428)(b) (c) 7.625% 2/28/15	$1,800,000	$1,625,940
Lehman Brothers Holdings Capital Trust VII VRN 5.857% 5/31/12	310,000	202,275
Lehman Brothers Holdings, Inc. 5.250% 2/06/12	145,000	137,218
Lehman Brothers Holdings, Inc. 6.200% 9/26/14	210,000	200,438
Lehman Brothers Holdings, Inc. 6.500% 7/19/17	440,000	407,052
Lehman Brothers Holdings, Inc. Series I 6.750% 12/28/17	1,320,000	1,240,041
Morgan Stanley Series F 5.625% 1/09/12	660,000	660,490
Residential Capital LLC(b) 8.500% 5/15/10	207,000	173,880
Residential Capital LLC(b) 9.625% 5/15/15	760,000	368,600
SLM Corp. 5.000% 10/01/13	590,000	510,152
SLM Corp. 5.000% 4/15/15	20,000	16,923
SLM Corp. 5.050% 11/14/14	120,000	101,915
SLM Corp. 5.375% 5/15/14	1,080,000	948,815
SLM Corp. 5.625% 8/01/33	110,000	82,825
TNK-BP Finance SA(b) 6.625% 3/20/17	200,000	177,000
TNK-BP Finance SA(b) 7.500% 7/18/16	400,000	378,480
TNK-BP Finance SA(b) 7.875% 3/13/18	570,000	548,625
Toyota Motor Credit Corp. FRN 2.740% 4/07/10	480,000	479,585
		27,559,006
Electric — 3.2%
The AES Corp. 7.750% 3/01/14	328,000	323,490
The AES Corp. 7.750% 10/15/15	200,000	197,000
The AES Corp. 8.000% 10/15/17	1,080,000	1,058,400

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	$20,000	$19,022
Dominion Resources, Inc. 4.750% 12/15/10	30,000	30,192
Dominion Resources, Inc. 5.700% 9/17/12	600,000	609,204
Duke Energy Corp. 5.625% 11/30/12	705,000	725,403
Edison Mission Energy 7.000% 5/15/17	150,000	140,250
Edison Mission Energy 7.200% 5/15/19	200,000	186,500
Edison Mission Energy 7.625% 5/15/27	70,000	62,825
Energy Future Holdings Corp.(b) 10.875% 11/01/17	10,000	10,100
Energy Future Holdings Corp.(b) 11.250% 11/01/17	3,150,000	3,142,125
Energy Future Holdings Corp. Series P 5.550% 11/15/14	80,000	62,630
Energy Future Holdings Corp. Series Q 6.500% 11/15/24	220,000	162,317
Energy Future Holdings Corp. Series R 6.550% 11/15/34	1,115,000	812,365
Exelon Corp. 5.625% 6/15/35	350,000	301,670
FirstEnergy Corp. Series B 6.450% 11/15/11	190,000	194,959
FirstEnergy Corp. Series C 7.375% 11/15/31	1,130,000	1,228,760
NRG Energy, Inc. 7.375% 2/01/16	80,000	75,300
NRG Energy, Inc. 7.375% 1/15/17	150,000	141,750
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	121,202
Pacific Gas & Electric Co. 6.050% 3/01/34	375,000	361,587
Wisconsin Power & Light Co. 6.375% 8/15/37	140,000	139,840
		10,106,891
Electronics — 0.0%
NXP BV/NXP Funding LLC 7.875% 10/15/14	15,000	13,800

	Principal Amount	Value
Environmental Controls — 0.1%
Waste Management, Inc. 6.375% 11/15/12	$400,000	$410,429
Foods — 0.0%
The Kroger Co. 6.150% 1/15/20	40,000	39,576
The Kroger Co. 6.400% 8/15/17	30,000	30,599
		70,175
Forest Products & Paper — 0.2%
Abitibi-Consolidated Co. of Canada(b) 15.500% 7/15/10	136,000	106,760
NewPage Corp. 10.000% 5/01/12	100,000	101,250
Weyerhaeuser Co. 6.750% 3/15/12	475,000	489,212
		697,222
Gas — 0.3%
Intergas Finance BV(b) 6.375% 5/14/17	900,000	801,000
Health Care – Services — 1.1%
Community Health Systems, Inc. 8.875% 7/15/15	190,000	191,187
DaVita, Inc. 6.625% 3/15/13	160,000	153,600
HCA, Inc. 5.750% 3/15/14	84,000	69,930
HCA, Inc. 6.250% 2/15/13	169,000	146,608
HCA, Inc. 6.375% 1/15/15	170,000	141,100
HCA, Inc. 6.500% 2/15/16	8,000	6,660
HCA, Inc. 9.125% 11/15/14	30,000	30,675
HCA, Inc. 9.250% 11/15/16	230,000	236,900
HCA, Inc. 9.625% 11/15/16	1,225,000	1,261,750
Tenet Healthcare Corp. 9.250% 2/01/15	1,274,000	1,248,520
WellPoint, Inc. 5.875% 6/15/17	50,000	48,329
		3,535,259
Insurance — 0.6%
American International Group, Inc. 5.850% 1/16/18	120,000	112,422

	Principal Amount	Value
American International Group, Inc. 6.250% 3/15/87	$670,000	$524,453
Metlife Capital Trust IV(b) 7.875% 12/15/32	300,000	293,996
Metlife, Inc. 6.400% 12/15/36	440,000	384,172
The Travelers Cos., Inc. VRN 6.250% 3/15/37	590,000	506,894
		1,821,937
Iron & Steel — 0.2%
Evraz Group SA(b) 8.875% 4/24/13	480,000	480,576
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	134,050
		614,626
Lodging — 0.2%
Boyd Gaming Corp. 7.125% 2/01/16	50,000	36,875
Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10	50,000	43,000
MGM Mirage 6.750% 9/01/12	10,000	8,975
MGM Mirage 7.625% 1/15/17	245,000	201,513
MGM Mirage 8.375% 2/01/11	95,000	91,675
Station Casinos, Inc. 7.750% 8/15/16	200,000	153,000
		535,038
Machinery – Construction & Mining — 0.0%
Terex Corp. 7.375% 1/15/14	60,000	59,100
Manufacturing — 0.7%
Eastman Kodak Co. 7.250% 11/15/13	1,020,000	991,950
Tyco International Finance SA(b) 6.875% 1/15/21	340,000	339,846
Tyco International Group SA 6.000% 11/15/13	310,000	299,123
Tyco International Group SA 6.125% 11/01/08	40,000	40,126
Tyco International Group SA 6.125% 1/15/09	10,000	10,096

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tyco International Group SA 6.375% 10/15/11	$470,000	$480,965
Tyco International Group SA 6.750% 2/15/11	80,000	82,139
		2,244,245
Media — 1.9%
CCH I LLC 11.000% 10/01/15	130,000	96,362
Clear Channel Communications, Inc. 4.250% 5/15/09	50,000	48,250
Clear Channel Communications, Inc. 5.500% 9/15/14	570,000	342,000
Clear Channel Communications, Inc. 6.250% 3/15/11	10,000	8,475
Comcast Corp. 6.500% 1/15/15	1,405,000	1,426,718
Comcast Corp. 6.500% 1/15/17	440,000	442,615
DirecTV Holdings LLC/DirecTV Financing Co. 8.375% 3/15/13	55,000	56,650
Echostar DBS Corp. 6.625% 10/01/14	45,000	41,625
Echostar DBS Corp. 7.000% 10/01/13	95,000	90,488
Echostar DBS Corp.(b) 7.750% 5/31/15	90,000	87,525
Idearc, Inc. 8.000% 11/15/16	225,000	141,469
Liberty Media Corp. 7.875% 7/15/09	1,240,000	1,252,068
News America, Inc. 6.200% 12/15/34	20,000	18,444
News America, Inc. 6.650% 11/15/37	40,000	39,057
R.H. Donnelley Corp.(b) 8.875% 10/15/17	85,000	50,575
Rogers Cable, Inc. 6.750% 3/15/15	40,000	40,796
Shaw Communications, Inc. 7.250% 4/06/11	20,000	20,200
Sun Media Corp. 7.625% 2/15/13	25,000	24,188
Time Warner Entertainment Co. LP 8.375% 7/15/33	60,000	64,935

	Principal Amount	Value
Time Warner, Inc. 6.875% 5/01/12	$1,480,000	$1,514,114
Time Warner, Inc. 7.700% 5/01/32	60,000	61,428
TL Acquisitions, Inc.(b) 10.500% 1/15/15	80,000	69,200
		5,937,182
Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	250,000	263,750
Vale Overseas Ltd. 6.875% 11/21/36	881,000	818,216
Vedanta Resources PLC(b) 8.750% 1/15/14	390,000	391,466
		1,473,432
Office Equipment/Supplies — 0.0%
Xerox Corp. 6.750% 2/01/17	30,000	30,234
Oil & Gas — 2.7%
Anadarko Finance Co. Series B 7.500% 5/01/31	230,000	246,546
Anadarko Petroleum Corp. 5.950% 9/15/16	40,000	40,021
Anadarko Petroleum Corp. 6.450% 9/15/36	830,000	819,283
Chesapeake Energy Corp. 6.375% 6/15/15	40,000	37,800
Chesapeake Energy Corp. 6.500% 8/15/17	40,000	37,400
Chesapeake Energy Corp. 7.250% 12/15/18	150,000	145,875
Conoco, Inc. 6.950% 4/15/29	375,000	411,280
Gaz Capital SA(b) 6.212% 11/22/16	690,000	644,667
Gaz Capital SA(b) 6.510% 3/07/22	340,000	303,155
Hess Corp. 7.300% 8/15/31	655,000	731,537
Hess Corp. 7.875% 10/01/29	90,000	103,222
KazMunaiGaz Finance Sub BV(b) 8.375% 7/02/13	1,540,000	1,534,995
Kerr-McGee Corp. 6.950% 7/01/24	290,000	300,807
Kerr-McGee Corp. 7.875% 9/15/31	650,000	756,227
OPTI Canada, Inc. 7.875% 12/15/14	150,000	148,125

	Principal Amount	Value
OPTI Canada, Inc. 8.250% 12/15/14	$125,000	$124,375
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	614,654
Petrobras International Finance Co. 6.125% 10/06/16	710,000	710,000
Pride International, Inc. 7.375% 7/15/14	40,000	39,900
XTO Energy, Inc. 7.500% 4/15/12	600,000	643,724
		8,393,593
Oil & Gas Services — 0.1%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	35,000	34,913
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	195,000	195,244
Complete Production Services, Inc. 8.000% 12/15/16	170,000	169,787
		399,944
Packaging & Containers — 0.0%
Graham Packaging Co., Inc. 8.500% 10/15/12	110,000	104,225
Graham Packaging Co., Inc. 9.875% 10/15/14	40,000	35,400
		139,625
Pharmaceuticals — 0.1%
Wyeth 5.950% 4/01/37	460,000	444,009
Pipelines — 1.0%
Dynegy Holdings, Inc. 7.750% 6/01/19	260,000	236,600
El Paso Corp. 7.000% 6/15/17	680,000	665,508
El Paso Corp. 7.750% 1/15/32	84,000	84,150
El Paso Corp. 7.800% 8/01/31	19,000	19,134
El Paso Natural Gas Co. 8.375% 6/15/32	349,000	389,731
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	95,840
Kinder Morgan Energy Partners LP 6.000% 2/01/17	230,000	227,262

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.300% 2/01/09	$60,000	$60,609
Kinder Morgan Energy Partners LP 6.750% 3/15/11	60,000	61,847
Kinder Morgan Energy Partners LP 6.950% 1/15/38	100,000	99,252
Kinder Morgan Energy Partners LP 7.125% 3/15/12	20,000	20,878
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	20,000	20,168
Semgroup LP(b) 8.750% 11/15/15	95,000	92,150
Southern Natural Gas Co. 8.000% 3/01/32	5,000	5,401
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	52,039
Williams Cos., Inc. 7.750% 6/15/31	210,000	218,400
Williams Cos., Inc. Series A 7.500% 1/15/31	645,000	652,256
		3,001,225
Real Estate — 0.1%
Forest City Enterprises, Inc. 7.625% 6/01/15	35,000	32,550
Realogy Corp. 12.375% 4/15/15	520,000	254,800
		287,350
Real Estate Investment Trusts (REITS) — 0.4%
Franchise Finance Corp. of America 8.750% 10/15/10	1,000,000	1,105,761
Ventas Realty LP/Ventas Capital Corp. 6.500% 6/01/16	35,000	33,425
Ventas Realty LP/Ventas Capital Corp. 6.750% 4/01/17	30,000	28,800
		1,167,986
Retail — 0.3%
Amerigas Partners LP 7.250% 5/20/15	30,000	28,050
CVS Caremark Corp.(b) 9.350% 1/10/23	240,000	229,800
CVS Lease Pass Through(b) 5.880% 1/10/28	151,237	146,638
CVS Lease Pass Through Trust(b) 6.036% 12/10/28	174,161	160,665

	Principal Amount	Value
CVS Pass-Through Trust(b) 5.298% 1/11/27	$16,602	$14,884
CVS Pass-Through Trust(b) 6.943% 1/10/30	119,068	124,594
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	80,000	75,600
Wal-Mart Stores, Inc. 6.200% 4/15/38	60,000	58,953
		839,184
Savings & Loans — 0.7%
AAC Group Holding Corp. STEP 0.000% 10/01/12	40,000	38,200
ASIF Global Financing XIX(b) 4.900% 1/17/13	20,000	19,215
El Paso Performance-Linked Trust(b) 7.750% 7/15/11	650,000	654,831
Goldman Sachs Capital II VRN 5.793% 12/29/49	460,000	319,866
ILFC E-Capital Trust II VRN(b) 6.250% 12/21/65	10,000	8,347
MUFG Capital Finance 1 Ltd. VRN 6.346% 7/29/49	180,000	156,022
Resona Preferred Global Securities Cayman Ltd. VRN(b) 7.191% 12/29/49	455,000	420,149
Sigma Finance, Inc. VRN(b) 8.000% 6/22/17	890,000	525,100
		2,141,730
Semiconductors — 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	45,000	36,563
Telecommunications — 1.8%
America Movil SAB de CV 5.625% 11/15/17	330,000	317,820
AT&T, Inc. 5.500% 2/01/18	680,000	658,926
BellSouth Corp. 4.750% 11/15/12	10,000	9,827
British Telecom PLC STEP 8.625% 12/15/10	130,000	139,588
Citizens Communications Co. 7.125% 3/15/19	35,000	31,325

	Principal Amount	Value
Citizens Communications Co. 7.875% 1/15/27	$95,000	$83,125
Deutsche Telekom International Finance BV 5.750% 3/23/16	390,000	380,528
Koninklijke KPN NV 8.000% 10/01/10	715,000	756,497
Koninklijke KPN NV 8.375% 10/01/30	200,000	229,926
Level 3 Financing, Inc. 9.250% 11/01/14	95,000	86,450
Qwest Communications International, Inc. FRN 6.176% 2/15/09	5,000	4,975
Qwest Communications International, Inc. Series B 7.500% 2/15/14	95,000	90,250
Qwest Corp. 6.875% 9/15/33	130,000	107,250
Qwest Corp. 7.500% 10/01/14	55,000	52,938
SBC Communications, Inc. 5.100% 9/15/14	230,000	225,462
Sprint Capital Corp. 6.900% 5/01/19	910,000	798,525
Sprint Capital Corp. 8.375% 3/15/12	30,000	29,700
Sprint Capital Corp. 8.750% 3/15/32	100,000	95,250
Telecom Italia Capital SA 4.950% 9/30/14	100,000	91,525
Telecom Italia Capital SA 5.250% 10/01/15	310,000	283,698
Verizon Communications, Inc. 6.100% 4/15/18	280,000	277,977
Verizon Global Funding Corp. 7.375% 9/01/12	220,000	237,369
VIP Finance Ireland Ltd. for OJSC Vimpel Communications(b) 8.375% 4/30/13	580,000	571,780
Windstream Corp. 8.625% 8/01/16	170,000	169,575
		5,730,286
Transportation — 0.0%
Gulfmark Offshore, Inc. 7.750% 7/15/14	20,000	20,150
TOTAL CORPORATE DEBT (Cost $101,851,613)		93,619,728

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.5%
Commercial MBS — 2.8%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4 VRN 5.115% 10/10/45	$280,000	$266,019
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.352% 9/10/47	840,000	804,157
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 VRN 5.512% 11/10/45	350,000	338,232
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	200,000	193,092
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895% 9/12/37	500,000	470,003
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3 5.420% 1/15/49	1,110,000	1,028,736
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4 VRN 5.472% 1/12/43	100,000	96,269
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	100,000	97,259
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	3,140,000	2,932,025
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954% 9/15/30	200,000	188,929

	Principal Amount	Value
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 VRN 5.842% 5/12/39	$610,000	$592,841
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	520,000	483,976
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.989% 8/13/42	240,000	227,022
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	910,000	858,740
		8,577,300
Home Equity ABS — 2.6%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 1.000% 10/25/32	1,783,108	1,530,104
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 2.753% 9/25/35	433,292	415,148
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2 2.843% 9/25/35	900,000	440,437
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	7,993	7,657
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 2.693% 5/25/37	2,520,000	1,293,511
GSAA Trust, Series 2006-19, Class A3A FRN 2.723% 12/25/36	1,760,000	836,352
GSAA Trust, Series 2007-5, Class 2A3A FRN 2.803% 5/25/37	2,560,000	1,427,011
Irwin Home Equity Corp., Series 2006-1, Class 2A1 FRN(b) 2.543% 9/25/35	85,044	84,344
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6 5.879% 6/25/37	2,100,000	1,774,563

	Principal Amount	Value
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class AI1 2.513% 12/25/35	$244,077	$228,765
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	179,032	147,561
		8,185,453
Manufactured Housing ABS — 0.9%
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	3,000,000	2,868,461
Student Loans ABS — 1.1%
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 2.883% 12/25/42	340,208	272,964
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF1 FRN 2.683% 5/25/36	36,653	36,452
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 2.701% 12/15/35	222,559	105,271
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 2.873% 11/25/35	1,400,000	948,551
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 FRN 2.665% 12/27/19	4,631	4,631
Lehman XS Trust, Series 2006-2N, Class 1A1 FRN 2.653% 2/25/46	887,050	650,089
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 2.693% 11/25/35	286,990	206,095
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 2.583% 7/25/17	17,149	11,128

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2008-4, Class A4 4.100% 4/25/17	$510,000	$513,187
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 2.643% 11/25/37	834,080	751,845
		3,500,213
WL Collateral CMO — 8.1%
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1 FRN 2.773% 11/25/45	377,979	309,827
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.123% 11/25/34	957,490	888,737
Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1 FRN 2.712% 7/20/35	158,386	121,089
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 2.723% 11/20/35	508,347	399,685
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 FRN 2.753% 11/25/35	312,065	212,425
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 2.813% 10/25/35	271,335	221,877
Countrywide Alternative Loan Trust, Series 2005-38, Class A3 FRN 2.833% 9/25/35	106,908	82,240
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN(b) 2.883% 9/25/35	664,430	546,811
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN(b) 5.085% 6/26/35	970,000	814,734

	Principal Amount	Value
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN(b) 2.833% 9/25/35	$464,936	$396,592
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 5.169% 10/25/35	597,763	587,686
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 5.463% 2/25/36	368,991	282,087
Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1 FRN 2.803% 3/25/36	675,767	498,340
Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1 FRN 6.263% 11/25/37	383,868	376,769
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B FRN 2.603% 4/25/46	961,460	713,834
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 2.873% 12/25/34	52,140	43,580
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 4.626% 9/25/33	1,618,646	1,241,990
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 4.850% 1/25/36	727,566	709,240
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1(b) 5.647% 11/25/35	1,927,184	1,569,537
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN(b) 2.743% 5/25/35	463,468	409,050

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.834% 3/25/36	$425,542	$317,271
Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A4 6.431% 7/25/36	2,570,000	1,590,753
Prime Mortgage Trust, Series 2006-DR1, Class 1A1(b) 5.500% 5/25/35	832,013	801,333
Prime Mortgage Trust, Series 2006-DR1, Class 1A2(b) 6.000% 5/25/35	359,803	352,495
Prime Mortgage Trust, Series 2006-DR1, Class 2A2(b) 6.000% 5/25/35	1,942,390	1,758,015
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2 FRN 2.753% 1/25/37	2,166,754	1,657,523
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	2,290,000	1,658,668
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1 VRN 6.214% 9/25/37	1,063,335	1,015,276
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 VRN 6.216% 9/25/37	1,155,244	1,118,811
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 2.653% 11/25/45	399,145	305,250
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 2.663% 7/25/45	87,367	67,475
WaMu Mortgage Pass Through Certificates, Series 2005-AR19, Class A1A1 FRN 2.663% 12/25/45	415,441	318,759

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A2 FRN 2.673% 11/25/45	$399,145	$313,410
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 2.683% 10/25/45	312,665	240,699
WaMu Mortgage Pass Through Certificates, Series 2005-AR19, Class A1A2 FRN 2.683% 12/25/45	519,301	420,939
WaMu Mortgage Pass Through Certificates, Series 2005-AR9, Class A1A FRN 2.713% 7/25/45	304,749	235,715
WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A FRN 2.713% 8/25/45	457,422	343,889
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.759% 11/25/36	1,940,000	1,814,263
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.955% 8/25/36	950,000	814,967
		25,571,641
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $53,633,023)		48,703,068
SOVEREIGN DEBT OBLIGATIONS — 0.4%
Bundesrepublik Deutschland EUR(a) 3.750% 1/04/15	710,000	1,061,911
United Mexican States 6.750% 9/27/34	295,000	312,995
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,205,352)		1,374,906

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 42.8%
Pass-Through Securities — 42.8%
Federal Home Loan Bank System 3.625% 5/29/13	$430,000	$419,773
4.875% 11/18/11	720,000	744,773
5.375% 8/19/11	50,000	52,477
Federal Home Loan Mortgage Corp. 3.875% 6/29/11	340,000	342,307
5.250% 2/24/11	1,060,000	1,073,136
5.300% 5/12/20	970,000	959,731
5.625% 3/15/11	40,000	42,125
Pool #1N2654 5.625% 11/23/35	170,000	167,039
Pool #1n1640 5.793% 1/01/37	724,425	738,216
Pool #1n1637 5.866% 1/01/37	1,868,442	1,907,057
Pool #1J1368 5.931% 10/01/36	1,264,371	1,291,240
Pool #1G2201 6.104% 9/01/37	1,358,349	1,384,560
Pool #1b7303 6.223% 3/01/37	1,056,252	1,084,082
6.750% 9/15/29	50,000	59,657
Federal National Mortgage Association Pool #256543 5.000% 11/01/21	200,368	198,451
Pool #909352 5.000% 2/01/22	200,803	198,819
Pool #928263 5.000% 4/01/22	4,263,416	4,221,281
Pool #917098 5.000% 5/01/22	237,675	235,400
Pool #937124 5.000% 5/01/22	3,937,409	3,898,496
Pool #888283 5.000% 8/01/34	41,972,959	40,474,394
Pool #735893 5.000% 10/01/35	10,662,490	10,258,482
Pool #833222 5.000% 10/01/35	122,895	118,238
Pool #848349 5.000% 11/01/35	191,280	183,973
Pool #868243 5.000% 3/01/36	190,025	182,766
Pool #879514 5.000% 3/01/36	851,023	818,512
Pool #906369 5.000% 1/01/37	853,797	819,578

	Principal Amount	Value
Pool #910971 5.000% 1/01/37	$38,089	$36,598
Pool #920717 5.000% 1/01/37	394,657	379,210
Pool #920718 5.000% 1/01/37	480,124	460,881
Pool #871047 5.000% 1/01/37	129,033	123,862
Pool #905948 5.000% 1/01/37	491,943	472,688
Pool #906076 5.000% 1/01/37	764,640	734,712
Pool #909463 5.000% 2/01/37	721,080	692,181
Pool #909494 5.000% 2/01/37	58,778	56,423
Pool #910065 5.000% 2/01/37	1,197,860	1,149,852
Pool #910935 5.000% 2/01/37	887,545	851,974
Pool #911439 5.000% 2/01/37	1,505,018	1,444,700
Pool #256596 5.000% 2/01/37	56,615	54,399
Pool #907703 5.000% 2/01/37	450,182	432,139
Pool #909668 5.000% 2/01/37	387,635	372,100
Pool #912446 5.000% 2/01/37	28,391	27,253
Pool #818016 5.000% 3/01/37	479,905	460,671
Pool #915673 5.000% 3/01/37	38,483	36,940
Pool #915953 5.000% 4/01/37	966,116	927,396
Pool #899113 5.000% 4/01/37	482,865	463,513
Pool #914924 5.000% 4/01/37	990,550	950,850
Pool #897628 5.000% 5/01/37	53,641	51,491
Pool #888571 5.000% 7/01/37	346,985	333,078
Pool #851722 5.500% 1/01/21	1,124,508	1,135,753
Pool #852227 5.500% 4/01/21	29,944	30,243
Pool #884139 5.500% 6/01/21	86,126	86,880
Pool #897293 5.500% 9/01/21	103,936	104,781
Pool #880971 5.500% 10/01/21	70,464	71,037

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #902789 5.500% 11/01/21	$3,077,084	$3,102,085
Pool #902810 5.500% 12/01/21	827,030	833,749
Pool #918901 5.500% 4/01/22	85,008	85,698
Pool #709406 5.500% 7/01/33	4,951,524	4,909,745
Pool #888030 5.500% 12/01/36	11,544,076	11,396,167
Pool #908921 5.500% 3/01/37	852,088	840,904
Pool #908931 5.500% 3/01/37	87,707	86,556
Pool #917883 5.500% 5/01/37	63,380	62,548
Pool #911422 5.500% 5/01/37	866,336	854,966
Pool #256748 5.500% 6/01/37	919,579	907,509
Pool #918732 5.500% 6/01/37	981,422	968,541
Pool #937948 5.500% 6/01/37	91,293	90,095
Pool #939510 5.500% 6/01/37	441,458	435,526
Pool #941307 5.500% 7/01/37	70,133	69,190
Pool #944537 5.500% 7/01/37	65,463	64,584
Pool #938175 5.500% 7/01/37	990,098	976,793
Pool #945875 5.500% 8/01/37	639,253	630,663
Pool #899693 5.500% 8/01/37	291,547	287,629
Pool #949738 5.500% 9/01/37	199,551	196,932
Pool #966091 5.500% 12/01/37	62,739	61,896
Pool #960482 5.500% 1/01/38	293,442	289,499
Pool #933223 5.500% 1/01/38	791,517	780,881
Pool #962989 5.500% 5/01/38	498,952	492,248
5.625% 5/19/11	770,000	787,284
Pool #865915 5.756% 3/01/36	754,877	763,129
Pool #944103 5.839% 7/01/37	2,968,686	3,034,369
Pool #950385 5.871% 8/01/37	290,533	297,224

	Principal Amount	Value
Pool #879267 6.000% 3/01/36	$291,307	$294,652
Pool #00551 6.000% 4/18/36	440,000	452,093
Pool #872856 6.000% 6/01/36	859,720	869,593
Pool #867482 6.000% 7/01/36	1,970,900	1,993,535
Pool #897167 6.000% 8/01/36	794,748	803,875
Pool #842232 6.500% 9/01/35	32,174	33,229
Pool #863652 6.500% 2/01/36	362,242	373,845
Pool #895750 6.500% 6/01/36	37,444	38,609
Pool #870776 6.500% 7/01/36	140,420	144,787
Pool #745948 6.500% 10/01/36	391,502	403,308
Pool #745932 6.500% 11/01/36	82,503	85,068
Pool #920024 6.500% 11/01/36	164,587	169,551
Pool #910985 6.500% 12/01/36	275,887	284,207
Pool #908708 6.500% 1/01/37	444,980	458,399
Pool #922346 6.500% 2/01/37	251,958	259,556
Pool #909596 6.500% 2/01/37	1,246,235	1,283,817
Pool #914374 6.500% 3/01/37	551,728	568,366
Pool #915084 6.500% 4/01/37	2,064,300	2,126,551
Pool #914577 6.500% 4/01/37	409,918	422,280
Pool #937133 6.500% 5/01/37	383,206	394,762
Pool #256771 6.500% 6/01/37	294,687	303,574
Pool #918556 6.500% 6/01/37	342,916	353,257
Government National Mortgage Association Pool #566616 5.000% 5/15/37	380,318	369,087
Pool #679507 5.000% 2/15/38	2,104,030	2,041,896
Pool #487588 6.000% 4/15/29	19,984	20,462

	Principal Amount	Value
Pool #595077 6.000% 10/15/32	$4,295	$4,389
Pool #596620 6.000% 10/15/32	2,761	2,821
Pool #598000 6.000% 12/15/32	387	395
Pool #604706 6.000% 10/15/33	480,526	490,531
Pool #636251 6.000% 3/15/35	61,785	62,965
Pool #782034 6.000% 1/15/36	639,852	652,374
Pool #658029 6.000% 7/15/36	816,155	830,087
Pool #782121 6.000% 10/15/36	744,925	757,641
Pool #667819 6.000% 5/15/37	325,839	331,402
		134,803,542
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $134,771,078)		134,803,542
U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds & Notes — 5.7%
U.S. Treasury Bond 6.375% 8/15/27	580,000	710,500
U.S. Treasury Inflation Index 1.750% 1/15/28	1,230,264	1,168,078
U.S. Treasury Inflation Index 2.000% 1/15/16	1,298,568	1,368,062
U.S. Treasury Inflation Index 2.000% 1/15/26	1,450,068	1,434,661
U.S. Treasury Inflation Index 2.375% 1/15/25	3,498,081	3,662,053
U.S. Treasury Inflation Index 2.375% 1/15/27	3,056,665	3,196,125
U.S. Treasury Inflation Index 2.625% 7/15/17	217,623	240,354
U.S. Treasury Inflation Index 3.375% 4/15/32	254,106	318,467
U.S. Treasury Inflation Index 3.875% 4/15/29	2,704,455	3,475,859

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.625% 5/31/10	$420,000	$420,262
U.S. Treasury Note 2.875% 6/30/10	1,390,000	1,396,842
U.S. Treasury Note 3.375% 6/30/13	140,000	140,213
U.S. Treasury Note 3.500% 5/31/13	20,000	20,147
U.S. Treasury Note 3.875% 5/15/18	100,000	99,156
U.S. Treasury Principal Strips 0.010% 5/15/30	430,000	156,136
		17,806,915
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,567,932)		17,806,915
TOTAL BONDS & NOTES (Cost $309,028,998)		296,308,159
	Number of Shares
OPTIONS — 0.0%
Diversified Financial — 0.0%
Eurodollar Futures Put, Expires 9/23/2008, Strike 95.375	12,500	31
TOTAL OPTIONS (Cost $88)		31
TOTAL LONG-TERM INVESTMENTS (Cost $311,125,595)		298,232,460
	Principal Amount
SHORT-TERM INVESTMENTS — 5.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(d)	$5,558,225	5,558,225
Discount Notes — 4.0%
Federal Home Loan Bank(d) 0.010% 7/01/08	10,000,000	10,000,000
Federal National Mortgage Association(e) 1.800% 12/15/08	2,489,000	2,468,217

	Principal Amount	Value
Federal National Mortgage Association(e) 2.000% 12/15/08	$85,000	$84,211
Federal National Mortgage Association(e) 2.060% 12/15/08	172,000	170,356
		12,722,784
TOTAL SHORT-TERM INVESTMENTS (Cost $18,281,009)		18,281,009
TOTAL INVESTMENTS — 100.5% (Cost $329,406,604)(f)		316,513,469
Other Assets/ (Liabilities) — (0.5%)		(1,539,179)
NET ASSETS — 100.0%		$314,974,290

Notes to Portfolio of Investments

EUR - Euro

FRN - Floating Rate Note

STEP - Step Up Bond

VRN - Variable Rate Note

(a)  The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $27,141,220 or 8.62% of net assets.

(c)  Restricted security. (Note 2)

(d)  Maturity value of $5,558,364. Collateralized by U.S. Government Agency obligations with rates ranging from 2.820% - 5.181%, maturity dates ranging from 1/01/36 - 1/15/36, and an aggregate market value, including accrued interest, of $5,670,204.

(e)  This security is held as collateral for open futures contracts. (Note 2).

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 56.3%
COMMON STOCK — 56.0%
Aerospace & Defense — 2.0%
Boeing Co.	17,480	$1,148,786
Raytheon Co.	35,040	1,972,051
		3,120,837
Airlines — 0.1%
Airtran Holdings, Inc.(a)	76,400	155,856
Banks — 2.6%
Bank of America Corp.	67,120	1,602,154
Comerica, Inc.	7,600	194,788
State Street Corp.	32,910	2,105,911
		3,902,853
Biotechnology — 0.3%
Enzo Biochem, Inc.(a)	47,555	533,567
Building Materials — 0.2%
Simpson Manufacturing Co., Inc.	10,490	249,033
Chemicals — 0.9%
Du Pont (E.I.) de Nemours & Co.	33,200	1,423,948
Computers — 1.2%
International Business Machines Corp.	15,250	1,807,582
Socket Communications, Inc.(a)	4,800	3,360
Wave Systems Corp. Class A(a)	73,717	72,980
		1,883,922
Diversified Financial — 3.2%
American Express Co.	32,820	1,236,329
Franklin Resources, Inc.	3,390	310,694
JP Morgan Chase & Co.	74,420	2,553,350
Merrill Lynch & Co., Inc.	25,050	794,336
		4,894,709
Foods — 2.0%
Kraft Foods, Inc. Class A	38,021	1,081,698
Unilever PLC Sponsored ADR (United Kingdom)	35,230	1,000,884
Unilever PLC	32,555	925,642
		3,008,224
Forest Products & Paper — 0.7%
Weyerhaeuser Co.	20,040	1,024,846

	Number of Shares	Value
Health Care – Products — 1.3%
Johnson & Johnson	31,170	$2,005,478
Household Products — 0.8%
Kimberly-Clark Corp.	19,240	1,150,167
Insurance — 2.7%
Allied World Assurance Holdings Ltd.	13,130	520,211
Chubb Corp.	56,610	2,774,456
The Hartford Financial Services Group, Inc.	11,170	721,247
The PMI Group, Inc.	32,050	62,497
		4,078,411
Internet — 1.0%
Bridgeline Software, Inc.(a)	7,500	18,750
eBay, Inc.(a)	55,180	1,508,069
		1,526,819
Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	20,390	1,505,190
Manufacturing — 2.8%
Dover Corp.	21,370	1,033,667
General Electric Co.	61,300	1,636,097
Honeywell International, Inc.	31,270	1,572,256
		4,242,020
Media — 3.3%
News Corp. Class B	93,800	1,439,830
Time Warner, Inc.	97,780	1,447,144
The Walt Disney Co.	70,300	2,193,360
		5,080,334
Mining — 0.4%
Barrick Gold Corp.	12,900	586,950
Oil & Gas — 3.4%
Anadarko Petroleum Corp.	23,500	1,758,740
BP PLC Sponsored ADR (United Kingdom)	7,900	549,603
Chevron Corp.	13,110	1,299,594
ConocoPhillips Co.	6,700	632,413
Exxon Mobil Corp.	10,390	915,671
		5,156,021
Oil & Gas Services — 3.6%
Baker Hughes, Inc.	10,100	882,134
BJ Services Co.	22,910	731,745
Halliburton Co.	26,320	1,396,803
Schlumberger Ltd.	10,390	1,116,198
Transocean, Inc.(a)	8,410	1,281,600
		5,408,480

	Number of Shares	Value
Pharmaceuticals — 6.1%
Abbott Laboratories	37,310	$1,976,311
Eli Lilly & Co.	27,700	1,278,632
Merck & Co., Inc.	29,960	1,129,192
Novartis AG ADR (Switzerland)	44,000	2,421,760
Wyeth	51,800	2,484,328
		9,290,223
Real Estate Investment Trusts (REITS) — 1.6%
Annaly Capital Management, Inc.	152,410	2,363,879
Retail — 4.0%
The Gap, Inc.	88,780	1,479,962
The Home Depot, Inc.	72,090	1,688,348
Wal-Mart Stores, Inc.	43,210	2,428,402
Williams-Sonoma, Inc.	23,190	460,090
		6,056,802
Semiconductors — 5.5%
Applied Materials, Inc.	120,640	2,303,018
Novellus Systems, Inc.(a)	53,700	1,137,903
Samsung Electronics Co. Ltd. GDR (Republic of Korea)(b)	5,000	1,493,714
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)(a)	134,643	1,468,955
Texas Instruments, Inc.	62,730	1,766,477
Verigy Ltd.(a)	8,779	199,371
		8,369,438
Software — 1.5%
Lawson Software, Inc.(a)	34,800	252,996
Microsoft Corp.	74,090	2,038,216
		2,291,212
Telecommunications — 3.0%
Cisco Systems, Inc.(a)	57,480	1,336,985
Foundry Networks, Inc.(a)	21,700	256,494
Motorola, Inc.	117,780	864,505
Vodafone Group PLC Sponsored ADR (United Kingdom)	72,642	2,140,033
		4,598,017
Transportation — 0.8%
United Parcel Service, Inc. Class B	21,000	1,290,870
TOTAL COMMON STOCK (Cost $83,896,608)		85,198,106

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.3%
Auto Manufacturers — 0.0%
General Motors Corp. Series C	4,450	$59,240
U.S. Government Agencies — 0.3%
Fannie Mae	7,175	164,666
Fannie Mae	400	18,863
Freddie Mac	11,350	275,805
		459,334
TOTAL PREFERRED STOCK (Cost $587,103)		518,574
TOTAL EQUITIES (Cost $84,483,711)		85,716,680
	Principal Amount
BONDS & NOTES — 42.0%
CORPORATE DEBT — 15.8%
Advertising — 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$40,000	36,400
Aerospace & Defense — 0.0%
DRS Technologies, Inc. 6.625% 2/01/16	20,000	20,300
Agriculture — 0.1%
Reynolds American, Inc. 6.750% 6/15/17	65,000	64,661
Airlines — 0.2%
Delta Air Lines, Inc. 6.821% 8/10/22	97,284	81,232
Delta Air Lines, Inc., Series 2000-1, Class A2 7.570% 11/18/10	200,000	189,000
Northwest Airlines Corp. 7.575% 9/01/20	83,546	81,040
		351,272
Apparel — 0.0%
Oxford Industries, Inc. 8.875% 6/01/11	15,000	14,475
Auto Manufacturers — 0.6%
DaimlerChrysler Finance North America LLC 5.750% 5/18/09	60,000	60,781
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	100,000	101,286

	Principal Amount	Value
DaimlerChrysler Finance North America LLC 7.200% 9/01/09	$80,000	$82,285
Ford Motor Co. 4.250% 12/15/36	60,000	43,650
Ford Motor Co. 6.625% 10/01/28	50,000	26,750
Ford Motor Co. 7.450% 7/16/31	150,000	87,375
General Motors Corp. EUR(c) 8.375% 7/05/33	90,000	76,530
General Motors Corp. 8.375% 7/15/33	770,000	456,225
		934,882
Automotive & Parts — 0.0%
Visteon Corp. 8.250% 8/01/10	11,000	9,790
Visteon Corp.(b) 12.250% 12/31/16	28,000	22,400
		32,190
Banks — 1.3%
BAC Capital Trust XIV VRN 5.630% 3/15/12	10,000	7,803
Bank of America Corp. VRN 8.125% 5/15/18	190,000	179,600
Export-Import Bank Of Korea(b) 5.250% 2/10/14	5,000	4,783
Glitnir Banki HF(b) 6.330% 7/28/11	160,000	129,776
Glitnir Banki HF(b) 6.375% 9/25/12	100,000	85,952
Glitnir Banki HF VRN(b) 6.693% 6/15/16	140,000	90,029
Hypothekenbank in Essen(b) 5.000% 1/20/12	20,000	20,644
ICICI Bank Ltd. VRN 6.375% 4/30/22	100,000	90,333
ICICI Bank Ltd. VRN(b) 6.375% 4/30/22	136,000	121,879
KeyBank NA 5.500% 9/17/12	40,000	37,140
Landsbanki Islands HF(b) 6.100% 8/25/11	280,000	246,855
Rabobank Capital Funding Trust VRN(b) 5.254% 10/21/16	20,000	17,176
Royal Bank of Scotland Group PLC VRN(b) 6.990% 10/05/17	120,000	108,004

	Principal Amount	Value
RSHB Capital SA for OJSC Russian Agricultural Bank(b) 6.299% 5/15/17	$200,000	$184,530
Shinsei Finance Cayman Ltd. VRN(b) 6.418% 7/20/16	100,000	70,229
TuranAlem Finance BV(b) 8.250% 1/22/37	100,000	83,625
TuranAlem Finance BV(b) 8.250% 1/22/37	360,000	300,600
Wachovia Capital Trust III VRN 5.800% 3/15/11	120,000	81,600
Wells Fargo Capital 5.950% 12/15/36	100,000	90,715
		1,951,273
Biotechnology — 0.1%
FMC Finance III SA 6.875% 7/15/17	70,000	68,775
Chemicals — 0.0%
Georgia Gulf Corp. 9.500% 10/15/14	10,000	7,475
Westlake Chemical Corp. 6.625% 1/15/16	15,000	12,600
		20,075
Coal — 0.0%
Peabody Energy Corp. 6.875% 3/15/13	15,000	15,038
Commercial Services — 0.1%
Ashtead Capital, Inc.(b) 9.000% 8/15/16	16,000	14,080
DI Finance/DynCorp International, Series B 9.500% 2/15/13	15,000	15,000
Hertz Corp. 8.875% 1/01/14	30,000	27,450
Hertz Corp. 10.500% 1/01/16	5,000	4,550
Service Corp. International 6.750% 4/01/16	15,000	14,212
Service Corp. International 7.500% 4/01/27	35,000	29,750
		105,042
Computers — 0.0%
Electronic Data Systems Corp. 7.125% 10/15/09	10,000	10,313
Sungard Data Systems, Inc. 9.125% 8/15/13	10,000	10,100

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sungard Data Systems, Inc. 10.250% 8/15/15	$15,000	$15,075
		35,488
Diversified Financial — 4.4%
Aiful Corp.(b) 5.000% 8/10/10	100,000	88,958
American Express Co. VRN 6.800% 9/01/16	75,000	69,341
The Bear Stearns Cos., Inc. 7.250% 2/01/18	240,000	250,456
Citigroup Capital XXI VRN 8.300% 12/21/37	400,000	377,732
Citigroup, Inc. 5.875% 5/29/37	30,000	25,510
Citigroup, Inc. 6.125% 8/25/36	10,000	8,457
Citigroup, Inc. 6.875% 3/05/38	220,000	212,299
Countrywide Financial Corp. FRN 3.022% 3/24/09	360,000	345,716
Countrywide Financial Corp. FRN 3.079% 12/19/08	40,000	39,002
Countrywide Financial Corp. 6.250% 5/15/16	100,000	89,034
Countrywide Home Loans, Inc. 4.125% 9/15/09	50,000	47,754
Countrywide Home Loans, Inc. 5.625% 7/15/09	20,000	19,504
Ford Motor Credit Co. 7.375% 10/28/09	120,000	109,293
Ford Motor Credit Co. 8.000% 12/15/16	550,000	399,719
Ford Motor Credit Co. FRN 8.026% 6/15/11	551,000	448,376
Ford Motor Credit Co. 12.000% 5/15/15	210,000	184,730
General Electric Capital Corp. VRN 6.375% 11/15/17	310,000	293,201
GMAC LLC 5.850% 1/14/09	130,000	123,445
GMAC LLC 8.000% 11/01/31	1,280,000	832,740
Goldman Sachs Group LP 4.500% 6/15/10	110,000	110,148
The Goldman Sachs Group, Inc. 5.450% 11/01/12	50,000	50,004

	Principal Amount	Value
HSBC Finance Corp. 4.125% 11/16/09	$375,000	$372,515
Kaupthing Bank(b) 7.125% 5/19/16	100,000	70,471
Kaupthing Bank (Acquired 2/25/08, Cost $368,482)(b) (d) 7.625% 2/28/15	440,000	397,452
Lehman Brothers Holdings Capital Trust VII VRN 5.857% 5/31/12	130,000	84,825
Lehman Brothers Holdings, Inc. 5.250% 2/06/12	70,000	66,243
Lehman Brothers Holdings, Inc. 6.200% 9/26/14	60,000	57,268
Lehman Brothers Holdings, Inc. 6.500% 7/19/17	30,000	27,754
Lehman Brothers Holdings, Inc. Series I 6.750% 12/28/17	290,000	272,433
Morgan Stanley Series F 5.625% 1/09/12	190,000	190,141
Residential Capital LLC(b) 6.178% 5/15/10	91,000	76,440
Residential Capital LLC(b) 9.625% 5/15/15	144,000	69,840
SLM Corp. 5.000% 10/01/13	210,000	181,579
SLM Corp. 5.000% 4/15/15	10,000	8,462
SLM Corp. 5.050% 11/14/14	40,000	33,972
SLM Corp. 5.375% 5/15/14	285,000	250,382
SLM Corp. 5.625% 8/01/33	50,000	37,647
TNK-BP Finance SA(b) 7.500% 7/18/16	170,000	160,854
TNK-BP Finance SA(b) 7.875% 3/13/18	100,000	96,250
Toyota Motor Credit Corp. FRN 0.000% 4/07/10	120,000	119,896
		6,699,843
Electric — 1.9%
The AES Corp. 7.750% 3/01/14	302,000	297,848
The AES Corp. 7.750% 10/15/15	50,000	49,250
The AES Corp. 8.000% 10/15/17	300,000	294,000

	Principal Amount	Value
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	$5,000	$4,756
Dominion Resources, Inc. 4.750% 12/15/10	40,000	40,256
Dominion Resources, Inc. 5.700% 9/17/12	165,000	167,531
Duke Energy Corp. 5.625% 11/30/12	145,000	149,197
Edison Mission Energy 7.000% 5/15/17	50,000	46,750
Edison Mission Energy 7.200% 5/15/19	60,000	55,950
Edison Mission Energy 7.625% 5/15/27	20,000	17,950
Energy Future Holdings Corp.(b) 11.250% 11/01/17	690,000	688,275
Energy Future Holdings Corp. Series P 5.550% 11/15/14	60,000	46,972
Energy Future Holdings Corp. Series Q 6.500% 11/15/24	190,000	140,182
Energy Future Holdings Corp. Series R 6.550% 11/15/34	360,000	262,288
Exelon Corp. 5.625% 6/15/35	10,000	8,619
FirstEnergy Corp. Series B 6.450% 11/15/11	50,000	51,305
FirstEnergy Corp. Series C 7.375% 11/15/31	270,000	293,598
NRG Energy, Inc. 7.250% 2/01/14	20,000	19,100
NRG Energy, Inc. 7.375% 2/01/16	20,000	18,825
NRG Energy, Inc. 7.375% 1/15/17	40,000	37,800
Pacific Gas & Electric Co. 5.800% 3/01/37	10,000	9,323
Pacific Gas & Electric Co. 6.050% 3/01/34	160,000	154,277
Wisconsin Power & Light Co. 6.375% 8/15/37	40,000	39,954
		2,894,006
Electronics — 0.0%
NXP BV/NXP Funding LLC 7.875% 10/15/14	5,000	4,600
Environmental Controls — 0.1%
Waste Management, Inc. 6.375% 11/15/12	115,000	117,998

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.0%
The Kroger Co. 6.150% 1/15/20	$10,000	$9,894
The Kroger Co. 6.400% 8/15/17	10,000	10,200
		20,094
Forest Products & Paper — 0.1%
Weyerhaeuser Co. 6.750% 3/15/12	175,000	180,236
Gas — 0.1%
Intergas Finance BV(b) 6.375% 5/14/17	240,000	213,600
Health Care – Services — 0.7%
Community Health Systems, Inc. 8.875% 7/15/15	60,000	60,375
DaVita, Inc. 6.625% 3/15/13	60,000	57,600
HCA, Inc. 6.250% 2/15/13	132,000	114,510
HCA, Inc. 6.375% 1/15/15	320,000	265,600
HCA, Inc. 6.500% 2/15/16	64,000	53,280
HCA, Inc. 7.500% 11/06/33	30,000	23,100
HCA, Inc. 7.690% 6/15/25	10,000	8,178
HCA, Inc. 9.125% 11/15/14	10,000	10,225
HCA, Inc. 9.250% 11/15/16	90,000	92,700
HCA, Inc. 9.625% 11/15/16	30,000	30,900
Tenet Healthcare Corp. 9.250% 2/01/15	318,000	311,640
WellPoint, Inc. 5.875% 6/15/17	10,000	9,666
		1,037,774
Insurance — 0.0%
American International Group, Inc. 5.850% 1/16/18	30,000	28,106
Metlife, Inc. 6.400% 12/15/36	10,000	8,731
The Travelers Cos., Inc. VRN 6.250% 3/15/17	10,000	8,591
		45,428

	Principal Amount	Value
Iron & Steel — 0.2%
Evraz Group SA(b) 8.875% 4/24/13	$190,000	$190,228
Steel Dynamics, Inc. 6.750% 4/01/15	45,000	43,087
		233,315
Lodging — 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	20,000	14,750
Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10	20,000	17,200
MGM Mirage 6.625% 7/15/15	5,000	4,013
MGM Mirage 7.625% 1/15/17	55,000	45,237
MGM Mirage 8.375% 2/01/11	40,000	38,600
Station Casinos, Inc. 7.750% 8/15/16	55,000	42,075
		161,875
Machinery – Construction & Mining — 0.0%
Terex Corp. 7.375% 1/15/14	20,000	19,700
Manufacturing — 0.4%
Eastman Kodak Co. 7.250% 11/15/13	240,000	233,400
Tyco International Finance SA(b) 6.875% 1/15/21	160,000	159,928
Tyco International Group SA 6.125% 11/01/08	10,000	10,031
Tyco International Group SA 6.375% 10/15/11	220,000	225,133
Tyco International Group SA 6.750% 2/15/11	30,000	30,802
		659,294
Media — 1.0%
CCH I LLC 11.000% 10/01/15	40,000	29,650
Clear Channel Communications, Inc. 4.250% 5/15/09	50,000	48,250
Clear Channel Communications, Inc. 5.500% 9/15/14	150,000	90,000
Comcast Corp. 6.500% 1/15/15	255,000	258,942

	Principal Amount	Value
Comcast Corp. 6.500% 1/15/17	$150,000	$150,892
DirecTV Holdings LLC/DirecTV Financing Co. 8.375% 3/15/13	25,000	25,750
Echostar DBS Corp. 6.625% 10/01/14	20,000	18,500
Echostar DBS Corp. 7.000% 10/01/13	20,000	19,050
Idearc, Inc. 8.000% 11/15/16	70,000	44,012
Liberty Media Corp. 7.875% 7/15/09	350,000	353,406
News America, Inc. 6.650% 11/15/37	10,000	9,764
R.H. Donnelley Corp.(b) 8.875% 10/15/17	25,000	14,875
Rogers Cable, Inc. 6.750% 3/15/15	20,000	20,398
Sun Media Corp. 7.625% 2/15/13	10,000	9,675
Time Warner, Inc. 6.875% 5/01/12	355,000	363,183
TL Acquisitions, Inc.(b) 10.500% 1/15/15	30,000	25,950
		1,482,297
Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	70,000	73,850
Vale Overseas Ltd. 6.875% 11/21/36	200,000	185,747
Vedanta Resources PLC(b) 8.750% 1/15/14	100,000	100,376
		359,973
Office Equipment/Supplies — 0.0%
Xerox Corp. 6.750% 2/01/17	10,000	10,078
Oil & Gas — 1.2%
Anadarko Finance Co. 6.750% 5/01/11	35,000	36,381
Anadarko Finance Co. Series B 7.500% 5/01/31	10,000	10,719
Anadarko Petroleum Corp. 6.450% 9/15/36	140,000	138,192
Chesapeake Energy Corp. 6.375% 6/15/15	5,000	4,725
Chesapeake Energy Corp. 6.500% 8/15/17	20,000	18,700
Chesapeake Energy Corp. 7.250% 12/15/18	25,000	24,313

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Conoco Funding Co. 6.350% 10/15/11	$40,000	$42,302
Conoco, Inc. 6.950% 4/15/29	30,000	32,902
ConocoPhillips Co. 4.750% 10/15/12	10,000	10,042
Gaz Capital SA(b) 6.212% 11/22/16	100,000	93,430
Gaz Capital SA(b) 6.510% 3/07/22	110,000	98,080
Hess Corp. 7.300% 8/15/31	190,000	212,202
Hess Corp. 7.875% 10/01/29	30,000	34,407
KazMunaiGaz Finance Sub BV(b) 8.375% 7/02/13	320,000	318,960
Kerr-McGee Corp. 6.950% 7/01/24	20,000	20,745
Kerr-McGee Corp. 7.875% 9/15/31	265,000	308,308
OPTI Canada, Inc. 7.875% 12/15/14	50,000	49,375
OPTI Canada, Inc. 8.250% 12/15/14	40,000	39,800
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	109,513
Petrobras International Finance Co. 6.125% 10/06/16	160,000	160,000
Pride International, Inc. 7.375% 7/15/14	15,000	14,963
XTO Energy, Inc. 7.500% 4/15/12	50,000	53,644
		1,831,703
Oil & Gas Services — 0.1%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	10,000	9,975
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	60,000	60,075
Complete Production Services, Inc. 8.000% 12/15/16	50,000	49,937
		119,987
Packaging & Containers — 0.0%
Graham Packaging Co., Inc. 8.500% 10/15/12	30,000	28,425
Graham Packaging Co., Inc. 9.875% 10/15/14	10,000	8,850
		37,275

	Principal Amount	Value
Pharmaceuticals — 0.1%
Wyeth 5.950% 4/01/37	$130,000	$125,481
Pipelines — 0.5%
Dynegy Holdings, Inc. 7.750% 6/01/19	80,000	72,800
El Paso Corp. 7.000% 6/15/17	210,000	205,525
El Paso Corp. 7.750% 1/15/32	15,000	15,027
El Paso Corp. 7.800% 8/01/31	57,000	57,403
Kinder Morgan Energy Partners LP 5.000% 12/15/13	30,000	28,752
Kinder Morgan Energy Partners LP 6.000% 2/01/17	20,000	19,762
Kinder Morgan Energy Partners LP 6.300% 2/01/09	30,000	30,304
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	41,231
Kinder Morgan Energy Partners LP 6.950% 1/15/38	20,000	19,850
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	5,000	5,042
Semgroup LP(b) 8.750% 11/15/15	30,000	29,100
Southern Natural Gas Co. 8.000% 3/01/32	10,000	10,802
Tennessee Gas Pipeline Co. 7.625% 4/01/37	30,000	31,223
Williams Cos., Inc. Series A 7.500% 1/15/31	220,000	222,475
		789,296
Real Estate — 0.1%
Forest City Enterprises, Inc. 7.625% 6/01/15	15,000	13,950
Realogy Corp. 12.375% 4/15/15	150,000	73,500
		87,450
Real Estate Investment Trusts (REITS) — 0.5%
Franchise Finance Corp. of America 8.750% 10/15/10	610,000	674,514
Ventas Realty LP/Ventas Capital Corp. 6.500% 6/01/16	15,000	14,325

	Principal Amount	Value
Ventas Realty LP/Ventas Capital Corp. 6.750% 4/01/17	$10,000	$9,600
		698,439
Retail — 0.2%
Amerigas Partners LP 7.250% 5/20/15	10,000	9,350
CVS Caremark Corp.(b) 9.350% 1/10/23	100,000	95,750
CVS Lease Pass Through Trust(b) 5.880% 1/10/28	31,127	30,181
CVS Lease Pass Through Trust(b) 6.036% 12/10/28	35,740	32,970
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	35,000	33,075
Wal-Mart Stores, Inc. 6.200% 4/15/38	20,000	19,651
		220,977
Savings & Loans — 0.5%
AAC Group Holding Corp. STEP 10.250% 10/01/12	15,000	14,325
ASIF Global Financing XIX(b) 4.900% 1/17/13	20,000	19,215
El Paso Performance-Linked Trust(b) 7.750% 7/15/11	140,000	141,040
Goldman Sachs Capital II VRN 5.793% 6/1/12	110,000	76,490
ILFC E-Capital Trust II VRN(b) 6.250% 12/21/15	190,000	158,586
MUFG Capital Finance 1 Ltd. VRN 6.346% 7/29/49	100,000	86,679
Resona Preferred Global Securities Cayman Ltd. VRN(b) 7.191% 7/30/15	155,000	143,128
Sigma Finance, Inc. VRN(b) 8.000% 6/22/17	280,000	165,200
		804,663
Semiconductors — 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	15,000	12,188

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 1.0%
America Movil SAB de CV 5.625% 11/15/17	$80,000	$77,047
BellSouth Corp. 4.750% 11/15/12	10,000	9,827
British Telecom PLC STEP 8.625% 12/15/10	160,000	171,800
Citizens Communications Co. 7.875% 1/15/27	25,000	21,875
Deutsche Telekom International Finance BV 5.750% 3/23/16	75,000	73,179
Koninklijke KPN NV 8.000% 10/01/10	180,000	190,447
Koninklijke KPN NV 8.375% 10/01/30	125,000	143,703
Level 3 Financing, Inc. 9.250% 11/01/14	35,000	31,850
Qwest Communications International, Inc. Series B 7.500% 2/15/14	30,000	28,500
Qwest Corp. 5.625% 11/15/08	30,000	29,925
Qwest Corp. 6.875% 9/15/33	10,000	8,250
SBC Communications, Inc. 5.100% 9/15/14	120,000	117,633
Sprint Capital Corp. 8.375% 3/15/12	50,000	49,500
Sprint Capital Corp. 8.750% 3/15/32	60,000	57,150
Telecom Italia Capital SA 4.950% 9/30/14	120,000	109,830
Verizon Communications, Inc. 6.100% 4/15/18	60,000	59,567
Verizon Global Funding Corp. 7.375% 9/01/12	60,000	64,737
VIP Finance Ireland Ltd. for OJSC Vimpel Communications(b) 8.375% 4/30/13	190,000	187,307
Windstream Corp. 8.625% 8/01/16	80,000	79,800
		1,511,927
Transportation — 0.0%
Gulfmark Offshore, Inc. 7.750% 7/15/14	10,000	10,075
TOTAL CORPORATE DEBT (Cost $26,720,325)		24,039,443

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Commercial MBS — 1.7%
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4 VRN 5.518% 3/10/44	$700,000	$667,212
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	300,000	289,638
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895% 9/12/37	600,000	564,003
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3 5.420% 1/15/49	300,000	278,037
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	200,000	194,519
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	210,000	196,091
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954% 9/15/30	200,000	188,929
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 07/12/04, Cost $180,401) VRN(b) (d) 1.240% 5/28/40	2,002,958	61,971
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	150,000	139,608

	Principal Amount	Value
Mutual Fund Fee Trust, Series 2000-3 9.070% 7/01/08	$655,398	$328
		2,580,336
Home Equity ABS — 1.1%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 4.283% 10/25/32	392,136	336,496
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A FRN 2.948% 9/25/27	54,555	48,510
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 2.693% 5/25/47	580,000	297,713
GSAA Trust, Series 2006-19, Class A3A FRN 2.723% 12/25/36	710,000	337,392
GSAA Trust, Series 2007-5, Class 2A3A FRN 2.803% 5/25/37	560,000	312,159
Option One Mortgage Loan Trust, Series 2003-3, Class A1 FRN 2.683% 6/25/33	377,989	323,948
Terwin Mortgage Trust, Series 2006-10SL, Class A1 VRN 4.750% 10/25/37	117,876	30,966
UCFC Home Equity Loan, Series 1998-D, Class MF1 6.905% 4/15/30	46,131	43,859
		1,731,043
Student Loans ABS — 0.6%
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 2.701% 12/15/35	250,378	118,430
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 2.703% 7/25/30	279,499	272,918
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 FRN 2.665% 12/27/19	30,639	30,596

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 2.583% 7/25/17	$284,176	$184,403
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 3.123% 8/25/32	4,160	3,328
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 2.643% 11/25/37	188,341	169,771
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A FRN 2.853% 9/27/32	105,739	89,489
		868,935
WL Collateral CMO — 4.3%
Banc of America Funding Corp., Series 2006-E, Class 2A1 FRN 5.828% 6/20/36	413,913	380,514
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6 VRN 3.566% 6/25/34	400,000	395,177
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.123% 11/25/34	191,498	177,748
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1 FRN 2.893% 2/25/35	399,981	344,468
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN(b) 5.081% 6/26/35	220,000	184,785
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 5.463% 2/25/36	122,997	94,029
Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1 FRN 6.263% 11/25/37	110,895	108,844

	Principal Amount	Value
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B FRN 2.603% 4/25/46	$230,043	$161,247
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2 VRN 5.099% 9/25/35	124,914	111,328
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 4.626% 9/25/33	383,082	340,329
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1(b) 5.648% 11/25/35	435,197	354,433
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3(b) 7.000% 8/25/34	240,672	244,497
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 5.025% 5/25/29	97,460	92,117
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.834% 3/25/36	352,144	262,547
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3 VRN 6.626% 6/25/37	361,603	255,773
Prime Mortgage Trust, Series 2006-DR1, Class 1A1(b) 5.500% 5/25/35	302,550	291,394
Prime Mortgage Trust, Series 2006-DR1, Class 1A2(b) 6.000% 5/25/35	143,921	140,998
Prime Mortgage Trust, Series 2006-DR1, Class 2A2(b) 6.000% 5/25/35	506,711	458,613
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2 FRN 2.843% 1/25/37	483,353	369,755

	Principal Amount	Value
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	$510,000	$369,398
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1 VRN 6.214% 9/25/37	313,771	299,590
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 VRN 6.216% 9/25/37	336,228	325,624
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 1.000% 11/25/36	430,000	402,130
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.965% 8/25/36	210,000	180,151
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/34	138,203	128,140
		6,473,629
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,973,211)		11,653,943
SOVEREIGN DEBT OBLIGATIONS — 0.4%
Bundesrepublik Deutschland EUR(c) 3.750% 1/04/15	320,000	478,608
Canadian Government CAD CAD(c) 4.000% 12/01/31	74,502	109,781
Russian Federation STEP(b) 7.500% 3/31/30	1,140	1,279
United Mexican States 6.750% 9/27/34	97,000	102,917
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $581,315)		692,585

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 16.5%
Pass-Through Securities — 16.5%
Federal Home Loan Mortgage Corp. Pool #1N2654 5.625% 11/23/35	$140,000	$137,561
Pool #1N1454 5.901% 4/01/37	856,523	874,772
Federal National Mortgage Association Pool #885699 5.000% 9/01/21	63,439	62,931
Pool #888283 5.000% 8/01/34	12,219,975	11,783,684
Pool #735893 5.000% 10/01/35	3,461,331	3,330,179
Pool #866807 5.000% 1/01/36	315,275	303,230
Pool #879514 5.000% 3/01/36	580,787	558,599
Pool #830940 5.500% 8/01/35	284,586	281,384
Pool #888030 5.500% 12/01/36	4,126,184	4,073,317
Pool #843997 5.762% 11/01/35	120,141	121,818
Pool #844052 5.767% 11/01/35	121,312	123,032
Pool #844237 5.770% 11/01/35	121,265	122,960
Pool #844148 5.779% 11/01/35	60,906	61,780
Pool #844789 5.790% 11/01/35	122,524	124,286
Pool #944103 5.839% 7/01/37	878,583	898,022
Pool #595775 6.000% 8/01/31	12,942	13,170
Pool #745000 6.000% 10/01/35	67,800	68,673
Pool #00551 6.000% 4/18/36	130,000	133,573
Pool #923286 6.000% 6/01/36	186,217	188,675
Pool #887010 6.500% 6/01/36	247,923	255,631
Pool #902990 6.500% 11/01/36	14,856	15,304
Government National Mortgage Association Pool #671431 5.000% 7/15/37	543,466	527,417

	Principal Amount	Value
Pool #676552 5.000% 10/15/37	$30,559	$29,657
Pool #575499 6.000% 1/15/32	81,609	83,461
Pool #579631 6.000% 2/15/32	51,655	52,803
Pool #580607 6.000% 2/15/33	241,249	246,498
Pool #585186 6.000% 2/15/33	337,300	344,639
Pool #581497 6.000% 3/15/33	250,382	255,829
Pool #582351 6.500% 10/15/32	62,526	65,149
		25,138,034
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $25,505,027)		25,138,034
U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds & Notes — 1.6%
U.S. Treasury Bond 6.375% 8/15/27	50,000	61,250
U.S. Treasury Inflation Index 1.750% 1/15/28	1,127,742	1,070,738
U.S. Treasury Inflation Index 2.000% 1/15/26	714,212	706,624
U.S. Treasury Inflation Index 2.375% 1/15/17	330,162	357,556
U.S. Treasury Inflation Index 3.375% 4/15/32	84,702	106,156
U.S. Treasury Note 2.500% 5/31/10	20,000	20,012
U.S. Treasury Note 3.875% 5/15/18	20,000	19,831
U.S. Treasury Principal Strips 0.010% 5/15/30	130,000	47,204
		2,389,371
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,024,532)		2,389,371
TOTAL BONDS & NOTES (Cost $67,804,410)		63,913,376

	Number of Shares	Value
OPTIONS — 0.0%
Diversified Financial — 0.0%
Eurodollar Futures Put, Expires 9/23/2008, Strike 95.375	2,500	$6
TOTAL OPTIONS (Cost $18)		6
TOTAL LONG-TERM INVESTMENTS (Cost $152,288,139)		149,630,062
	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(e)	$324,036	324,036
Discount Notes — 0.4%
Federal National Mortgage Association(f) 1.800% 12/15/08	622,000	616,806
TOTAL SHORT-TERM INVESTMENTS (Cost $940,842)		940,842
TOTAL INVESTMENTS — 98.9% (Cost $153,228,981)(g)		$150,570,904
Other Assets/ (Liabilities) — 1.1%		1,665,194
NET ASSETS — 100.0%		$152,236,098

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

FRN - Floating Rate Note

GDR - Global Depositary Receipt

STEP - Step Up Bond

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $8,598,690 or 5.65% of net assets.

(c)  The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(d)  Restricted security. (Note 2).

(e)  Maturity value of $324,044. Collateralized by U.S. Government Agency obligations with a rate of 6.143%, maturity date of 7/01/36, and an aggregate market value, including accrued interest, of $332,723.

(f)  This security is held as collateral for open futures contracts. (Note 2).

(g)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Aerospace & Defense — 0.7%
Northrop Grumman Corp.	50,200	$3,358,380
Agriculture — 1.9%
Altria Group, Inc.	176,100	3,620,616
Philip Morris International, Inc.	114,200	5,640,338
		9,260,954
Apparel — 0.2%
VF Corp.	16,700	1,188,706
Auto Manufacturers — 0.4%
General Motors Corp.	153,800	1,768,700
Automotive & Parts — 0.9%
Autoliv, Inc.	52,400	2,442,888
Magna International, Inc. Class A	32,400	1,919,376
		4,362,264
Banks — 5.5%
Bank of America Corp.	464,800	11,094,776
Comerica, Inc.	67,000	1,717,210
Deutsche Bank AG	23,900	2,039,865
Fifth Third Bancorp	85,400	869,372
KeyCorp	76,000	834,480
National City Corp.	145,300	693,081
SunTrust Banks, Inc.	56,900	2,060,918
U.S. Bancorp	67,100	1,871,419
Wachovia Corp.	108,600	1,686,558
Wells Fargo & Co.	163,500	3,883,125
		26,750,804
Beverages — 1.7%
The Coca-Cola Co.	12,400	644,552
Coca-Cola Enterprises, Inc.	117,300	2,029,290
Molson Coors Brewing Co. Class B	71,200	3,868,296
PepsiCo, Inc.	27,200	1,729,648
		8,271,786
Biotechnology — 0.3%
Amgen, Inc.(a)	30,000	1,414,800
Chemicals — 2.4%
Ashland, Inc.	29,600	1,426,720
The Dow Chemical Co.	162,400	5,669,384
Du Pont(E.I.) de Nemours & Co.	104,600	4,486,294
		11,582,398

	Number of Shares	Value
Commercial Services — 0.8%
Avis Budget Group, Inc.(a)	70,300	$588,411
McKesson Corp.	62,300	3,483,193
		4,071,604
Computers — 1.7%
Dell, Inc.(a)	28,800	630,144
Electronic Data Systems Corp.	90,300	2,224,992
International Business Machines Corp.	15,400	1,825,362
Lexmark International, Inc. Class A(a)	50,100	1,674,843
Western Digital Corp.(a)	54,800	1,892,244
		8,247,585
Cosmetics & Personal Care — 2.2%
The Procter & Gamble Co.	179,800	10,933,638
Distribution & Wholesale — 0.5%
Ingram Micro, Inc. Class A(a)	100,200	1,778,550
Tech Data Corp.(a)	17,200	582,908
		2,361,458
Diversified Financial — 7.4%
Ameriprise Financial, Inc.	25,900	1,053,353
Citigroup, Inc.	512,700	8,592,852
Discover Financial Services	91,100	1,199,787
Fannie Mae	136,400	2,661,164
Freddie Mac	81,200	1,331,680
The Goldman Sachs Group, Inc.	6,100	1,066,890
JP Morgan Chase & Co.	387,600	13,298,556
Morgan Stanley	154,300	5,565,601
Waddell & Reed Financial, Inc. Class A	40,600	1,421,406
		36,191,289
Electric — 2.0%
American Electric Power Co., Inc.	96,200	3,870,126
Dominion Resources, Inc.	85,200	4,046,148
Entergy Corp.	15,700	1,891,536
		9,807,810
Electronics — 2.0%
Arrow Electronics, Inc.(a)	85,000	2,611,200
Avnet, Inc.(a)	97,400	2,657,072
Flextronics International Ltd.(a)	363,404	3,415,998
Sanmina-SCI Corp.(a)	154,500	197,760
Tyco Electronics Ltd.	25,550	915,201
		9,797,231

	Number of Shares	Value
Environmental Controls — 0.7%
Allied Waste Industries, Inc.(a)	261,900	$3,305,178
Foods — 4.6%
ConAgra Foods, Inc.	78,000	1,503,840
General Mills, Inc.	47,700	2,898,729
Kellogg Co.	35,700	1,714,314
Kraft Foods, Inc. Class A	43,100	1,226,195
The Kroger Co.	101,200	2,921,644
Safeway, Inc.	123,200	3,517,360
Sara Lee Corp.	217,700	2,666,825
SuperValu, Inc.	120,100	3,709,889
Tyson Foods, Inc. Class A	152,800	2,282,832
		22,441,628
Forest Products & Paper — 0.1%
Smurfit-Stone Container Corp.(a)	138,900	565,323
Hand & Machine Tools — 0.3%
The Black & Decker Corp.	28,500	1,639,035
Health Care – Products — 1.6%
Covidien Ltd.	25,550	1,223,589
Johnson & Johnson	104,000	6,691,360
		7,914,949
Home Builders — 0.4%
Centex Corp.	62,600	836,962
KB Home	61,300	1,037,809
		1,874,771
Household Products — 0.5%
Kimberly-Clark Corp.	37,300	2,229,794
Housewares — 0.2%
Newell Rubbermaid, Inc.	56,700	951,993
Insurance — 10.5%
ACE Ltd.	82,300	4,533,907
Allstate Corp.	115,100	5,247,409
American International Group, Inc.	294,500	7,792,470
Chubb Corp.	32,400	1,587,924
Everest Re Group Ltd.	16,300	1,299,273
Fidelity National Financial, Inc. Class A	140,400	1,769,040
Genworth Financial, Inc. Class A	159,300	2,837,133
The Hartford Financial Services Group, Inc.	58,800	3,796,716
Metlife, Inc.	84,400	4,453,788
Old Republic International Corp.	147,600	1,747,584

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PartnerRe Ltd.	18,100	$1,251,253
Prudential Financial, Inc.	18,100	1,081,294
RenaissanceRe Holdings Ltd.	21,000	938,070
Safeco Corp.	37,100	2,491,636
Torchmark Corp.	17,500	1,026,375
The Travelers Cos., Inc.	122,900	5,333,860
Unum Group	162,100	3,314,945
XL Capital Ltd. Class A	46,400	953,984
		51,456,661
Iron & Steel — 0.9%
ArcelorMittal	47,200	4,676,104
Leisure Time — 0.2%
Brunswick Corp.	100,900	1,069,540
Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	44,200	3,262,844
Machinery – Diversified — 0.8%
Cummins, Inc.	62,800	4,114,656
Manufacturing — 4.1%
General Electric Co.	714,910	19,080,948
Tyco International Ltd.	25,550	1,023,022
		20,103,970
Media — 2.8%
CBS Corp. Class B	152,100	2,964,429
Gannett Co., Inc.	102,900	2,229,843
Time Warner, Inc.	307,125	4,545,450
Viacom, Inc. Class B(a)	95,400	2,913,516
The Walt Disney Co.	31,700	989,040
		13,642,278
Mining — 1.0%
Alcoa, Inc.	136,800	4,872,816
Oil & Gas — 21.2%
Anadarko Petroleum Corp.	42,600	3,188,184
Apache Corp.	44,800	6,227,200
BP PLC Sponsored ADR (United Kingdom)	44,600	3,102,822
Chevron Corp.	217,500	21,560,775
ConocoPhillips Co.	167,300	15,791,447
Devon Energy Corp.	15,000	1,802,400
Exxon Mobil Corp.	386,000	34,018,180
Marathon Oil Corp.	123,200	6,390,384
Occidental Petroleum Corp.	14,400	1,293,984
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	42,300	3,456,333
Sunoco, Inc.	31,400	1,277,666
Total SA Sponsored ADR (France)	41,200	3,513,124
Valero Energy Corp.	59,300	2,441,974
		104,064,473

	Number of Shares	Value
Packaging & Containers — 1.4%
Ball Corp.	66,100	$3,155,614
Bemis Co., Inc.	14,800	331,816
Owens-IIlinois, Inc.(a)	64,000	2,668,160
Sonoco Products Co.	27,400	848,030
		7,003,620
Pharmaceuticals — 5.1%
AmerisourceBergen Corp.	34,700	1,387,653
Cardinal Health, Inc.	38,400	1,980,672
Eli Lilly & Co.	33,500	1,546,360
Merck & Co., Inc.	150,700	5,679,883
Pfizer, Inc.	794,400	13,878,168
Sanofi-Aventis ADR (France)	19,100	634,693
		25,107,429
Retail — 3.0%
Family Dollar Stores, Inc.	18,000	358,920
The Gap, Inc.	176,200	2,937,254
The Home Depot, Inc.	140,000	3,278,800
Jones Apparel Group, Inc.	144,800	1,991,000
Limited Brands, Inc.	2,000	33,700
Macy's, Inc.	146,400	2,843,088
McDonald's Corp.	17,100	961,362
Office Depot, Inc.(a)	60,700	664,058
Wal-Mart Stores, Inc.	27,000	1,517,400
		14,585,582
Savings & Loans — 0.1%
Washington Mutual, Inc.	119,500	589,135
Telecommunications — 8.3%
AT&T, Inc.	603,500	20,331,915
Motorola, Inc.	26,700	195,978
Sprint Nextel Corp.	472,100	4,484,950
Verizon Communications, Inc.	342,700	12,131,580
Vodafone Group PLC Sponsored ADR (United Kingdom)	114,500	3,373,170
		40,517,593
TOTAL COMMON STOCK (Cost $565,592,875)		485,358,779
TOTAL EQUITIES (Cost $565,592,875)		485,358,779
TOTAL LONG-TERM INVESTMENTS (Cost $565,592,875)		485,358,779

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$1,251,046	$1,251,046
TOTAL SHORT-TERM INVESTMENTS (Cost $1,251,046)		1,251,046
TOTAL INVESTMENTS — 99.3% (Cost $566,843,921)(c)		486,609,825
Other Assets/ (Liabilities) — 0.7%		3,233,443
NET ASSETS — 100.0%		$489,843,268

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $1,251,077. Collateralized by U.S. Government Agency obligations with a rate of 2.821%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $1,277,494.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Aerospace & Defense — 1.6%
General Dynamics Corp.	200,500	$16,882,100
Agriculture — 1.9%
Altria Group, Inc.	518,200	10,654,192
Philip Morris International, Inc.	202,900	10,021,231
		20,675,423
Banks — 6.2%
Bank of America Corp.	493,600	11,782,232
The Bank of New York Mellon Corp.	296,233	11,206,494
Lloyds TSB Group PLC Sponsored ADR (United Kingdom)	497,200	12,265,924
PNC Financial Services Group, Inc.	255,200	14,571,920
U.S. Bancorp	594,700	16,586,183
		66,412,753
Beverages — 1.6%
PepsiCo, Inc.	270,200	17,182,018
Chemicals — 2.8%
Agrium, Inc.	157,700	16,959,058
Du Pont (E.I.) de Nemours & Co.	288,600	12,378,054
		29,337,112
Computers — 2.2%
Hewlett-Packard Co.	244,200	10,796,082
International Business Machines Corp.	104,600	12,398,238
		23,194,320
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	143,800	9,936,580
Distribution & Wholesale — 1.1%
Ingram Micro, Inc. Class A(a)	633,700	11,248,175
Diversified Financial — 8.1%
Citigroup, Inc.	706,100	11,834,236
Discover Financial Services	1,013,422	13,346,768
Fannie Mae	405,200	7,905,452
The Goldman Sachs Group, Inc.	92,200	16,125,780
JP Morgan Chase & Co.	686,236	23,544,757

	Number of Shares	Value
Morgan Stanley	231,800	$8,361,026
UBS AG(a)	239,414	4,946,293
		86,064,312
Electric — 8.4%
Entergy Corp.	163,400	19,686,432
Exelon Corp.	127,100	11,433,916
FPL Group, Inc.	263,800	17,300,004
NRG Energy, Inc.(a)	259,700	11,141,130
PG&E Corp.	137,100	5,441,499
SCANA Corp.	220,800	8,169,600
Southern Co.	302,700	10,570,284
TECO Energy, Inc.	274,500	5,899,005
		89,641,870
Environmental Controls — 1.1%
Waste Management, Inc.	321,000	12,104,910
Foods — 7.0%
ConAgra Foods, Inc.	469,700	9,055,816
Dean Foods Co.(a)	425,300	8,344,386
The Kroger Co.	417,500	12,053,225
Nestle SA	110,400	12,458,640
Safeway, Inc.	351,000	10,021,050
SuperValu, Inc.	439,400	13,573,066
Tyson Foods, Inc. Class A	596,200	8,907,228
		74,413,411
Forest Products & Paper — 0.9%
International Paper Co.	424,200	9,883,860
Health Care – Products — 1.8%
Baxter International, Inc.	307,900	19,687,126
Health Care – Services — 2.3%
Aetna, Inc.	335,800	13,609,974
UnitedHealth Group, Inc.	426,900	11,206,125
		24,816,099
Household Products — 1.5%
Kimberly-Clark Corp.	262,400	15,686,272
Insurance — 5.2%
ACE Ltd.	449,200	24,746,428
Allstate Corp.	355,900	16,225,481
Chubb Corp.	300,300	14,717,703
		55,689,612
Iron & Steel — 1.3%
Cleveland-Cliffs, Inc.	119,100	14,195,529
Machinery – Diversified — 1.7%
Cummins, Inc.	272,400	17,847,648
Manufacturing — 2.9%
General Electric Co.	1,150,400	30,704,176

	Number of Shares	Value
Media — 2.0%
Comcast Corp. Class A	546,550	$10,368,054
Time Warner, Inc.	767,900	11,364,920
		21,732,974
Oil & Gas — 19.7%
Chevron Corp.	256,000	25,377,280
ConocoPhillips Co.	228,700	21,586,993
Exxon Mobil Corp.	645,000	56,843,850
Marathon Oil Corp.	225,700	11,707,059
Newfield Exploration Co.(a)	351,200	22,915,800
Occidental Petroleum Corp.	453,700	40,769,482
Total SA Sponsored ADR (France)	136,400	11,630,828
XTO Energy, Inc.	274,950	18,836,824
		209,668,116
Pharmaceuticals — 4.3%
Abbott Laboratories	224,400	11,886,468
Bristol-Myers Squibb Co.	456,700	9,376,051
Schering-Plough Corp.	525,800	10,353,002
Wyeth	285,600	13,697,376
		45,312,897
Real Estate Investment Trusts (REITS) — 1.1%
Host Hotels & Resorts, Inc.	894,943	12,215,972
Retail — 3.0%
CVS Caremark Corp.	550,000	21,763,500
The Gap, Inc.	291,600	4,860,972
Kohl's Corp.(a)	126,300	5,057,052
		31,681,524
Semiconductors — 1.7%
Intel Corp.	860,500	18,483,540
Software — 1.2%
Microsoft Corp.	462,400	12,720,624
Telecommunications — 6.0%
AT&T, Inc.	891,220	30,025,202
Cisco Systems, Inc.(a)	642,500	14,944,550
Verizon Communications, Inc.	546,900	19,360,260
		64,330,012
TOTAL COMMON STOCK (Cost $998,825,634)		1,061,748,965
TOTAL EQUITIES (Cost $998,825,634)		1,061,748,965
TOTAL LONG-TERM INVESTMENTS (Cost $998,825,634)		1,061,748,965

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$10,411,046	$10,411,046
TOTAL SHORT-TERM INVESTMENTS (Cost $10,411,046)		10,411,046
TOTAL INVESTMENTS — 100.5% (Cost $1,009,236,680)(c)		1,072,160,011
Other Assets/ (Liabilities) — (0.5%)		(5,043,832)
NET ASSETS — 100.0%		$1,067,116,179

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $10,411,306. Collateralized by U.S. Government Agency obligations with a rate of 2.820%, maturity date of 1/15/36, and an aggregate market value, including accrued interest, of $10,620,838.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Aerospace & Defense — 1.5%
Lockheed Martin Corp.	9,900	$976,734
Agriculture — 3.6%
Altria Group, Inc.	50,640	1,041,158
Bunge Ltd.	8,200	883,058
Lorillard, Inc.(a)	6,680	452,878
		2,377,094
Auto Manufacturers — 0.6%
Navistar International Corp.(a)	6,480	426,514
Banks — 10.9%
Bank of America Corp.	59,600	1,422,652
The Bank of New York Mellon Corp.	31,380	1,187,105
Capital One Financial Corp.	15,450	587,255
PNC Financial Services Group, Inc.	10,000	571,000
State Street Corp.	8,520	545,195
SunTrust Banks, Inc.	20,600	746,132
Wells Fargo & Co.	78,590	1,866,512
Whitney Holding Corp.	17,600	322,080
		7,247,931
Beverages — 0.8%
Molson Coors Brewing Co. Class B	9,300	505,269
Biotechnology — 1.3%
Amgen, Inc.(a)	18,610	874,333
Chemicals — 2.3%
Albemarle Corp.	1,985	79,221
Celanese Corp. Class A	9,790	447,011
CF Industries Holdings, Inc.	3,450	527,160
The Mosaic Co.(a)	3,398	491,691
		1,545,083
Commercial Services — 1.4%
Donnelley (R.R.) & Sons Co.	13,300	394,877
McKesson Corp.	8,980	502,072
		896,949
Computers — 2.7%
Apple, Inc.(a)	2,370	396,833
Hewlett-Packard Co.	31,200	1,379,352
		1,776,185

	Number of Shares	Value
Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	10,700	$650,667
Diversified Financial — 5.0%
Affiliated Managers Group, Inc.(a)	2,200	198,132
Fannie Mae	23,800	464,338
Franklin Resources, Inc.	5,700	522,405
The Goldman Sachs Group, Inc.	6,020	1,052,898
Interactive Brokers Group, Inc.(a)	7,300	234,549
JP Morgan Chase & Co.	20,700	710,217
National Financial Partners Corp.	7,650	151,623
		3,334,162
Electric — 5.4%
Duke Energy Corp.	50,800	882,904
FirstEnergy Corp.	8,200	675,106
Pepco Holdings, Inc.	32,500	833,625
PPL Corp.	10,200	533,154
Public Service Enterprise Group, Inc.	14,930	685,735
		3,610,524
Electrical Components & Equipment — 0.8%
Energizer Holdings, Inc.(a)	6,900	504,321
Electronics — 1.3%
Avnet, Inc.(a)	16,400	447,392
Thermo Fisher Scientific, Inc.(a)	7,300	406,829
		854,221
Foods — 2.3%
Corn Products International, Inc.	2,040	100,184
Great Atlantic & Pacific Tea Co.(a)	9,820	224,093
The Kroger Co.	24,000	692,880
Tyson Foods, Inc. Class A	34,400	513,936
		1,531,093
Gas — 1.1%
Energen Corp.	9,500	741,285
Health Care – Products — 1.2%
Covidien Ltd.	16,300	780,607
Health Care – Services — 1.8%
Cigna Corp.	7,540	270,049
WellPoint, Inc.(a)	18,750	893,625
		1,163,674

	Number of Shares	Value
Home Builders — 0.3%
D.R. Horton, Inc.	18,600	$201,810
Insurance — 7.7%
ACE Ltd.	18,400	1,013,656
American International Group, Inc.	31,490	833,225
Aspen Insurance Holdings Ltd.	13,900	329,013
Berkshire Hathaway, Inc. Class B(a)	270	1,083,240
Chubb Corp.	10,400	509,704
Loews Corp.	16,900	792,610
PartnerRe Ltd.	8,200	566,866
		5,128,314
Iron & Steel — 1.0%
Nucor Corp.	8,500	634,695
Machinery – Diversified — 2.5%
AGCO Corp.(a)	17,500	917,175
Deere & Co.	10,670	769,627
		1,686,802
Manufacturing — 2.7%
General Electric Co.	68,300	1,822,927
Media — 3.4%
DISH Network Corp. Class A(a)	17,000	497,760
News Corp. Class A	56,600	851,264
Time Warner, Inc.	59,900	886,520
		2,235,544
Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	7,460	874,237
Oil & Gas — 17.0%
Chevron Corp.	9,540	945,700
ConocoPhillips Co.	32,240	3,043,134
ENSCO International, Inc.	11,620	938,199
Exxon Mobil Corp.	32,260	2,843,074
Mariner Energy, Inc.(a)	13,661	505,047
Noble Corp.	8,800	571,648
Pioneer Natural Resources Co.	5,900	461,852
Southwestern Energy Co.(a)	11,980	570,368
St. Mary Land & Exploration Co.	6,300	407,232
Valero Energy Corp.	23,440	965,259
		11,251,513

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.6%
National Oilwell Varco, Inc.(a)	5,940	$526,997
Transocean, Inc.(a)	3,620	551,652
		1,078,649
Pharmaceuticals — 4.7%
Merck & Co., Inc.	26,580	1,001,800
Pfizer, Inc.	43,000	751,210
Wyeth	28,380	1,361,105
		3,114,115
Retail — 4.2%
Abercrombie & Fitch Co. Class A	8,400	526,512
Burger King Holdings, Inc.	20,200	541,158
Coach, Inc.(a)	11,200	327,214
J.C. Penney Co., Inc.	15,420	559,592
Polo Ralph Lauren Corp.	6,200	389,236
Staples, Inc.	19,580	465,025
		2,808,737
Savings & Loans — 0.8%
Astoria Financial Corp.	12,400	248,992
People's United Financial, Inc.	18,400	287,040
		536,032
Telecommunications — 5.8%
AT&T, Inc.	65,430	2,204,337
Embarq Corp.	15,300	723,231
NII Holdings, Inc.(a)	19,400	921,306
		3,848,874
Transportation — 1.5%
Norfolk Southern Corp.	15,940	998,960
TOTAL COMMON STOCK (Cost $69,804,623)		66,017,855
TOTAL EQUITIES (Cost $69,804,623)		66,017,855
TOTAL LONG-TERM INVESTMENTS (Cost $69,804,623)		66,017,855

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$105,992	$105,992
TOTAL SHORT-TERM INVESTMENTS (Cost $105,992)		105,992
TOTAL INVESTMENTS — 99.6% (Cost $69,910,615)(c)		66,123,847
Other Assets/ (Liabilities) — 0.4%		239,390
NET ASSETS — 100.0%		$66,363,237

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $105,995. Collateralized by U.S. Government Agency obligations with a rate of 2.820%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $108,809.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%
COMMON STOCK — 97.7%
Agriculture — 3.6%
Altria Group, Inc.	590,500	$12,140,680
Philip Morris International, Inc.	597,200	29,495,708
		41,636,388
Banks — 4.1%
The Bank of New York Mellon Corp.	386,200	14,609,946
State Street Corp.	35,300	2,258,847
The Toronto-Dominion Bank	87,171	5,428,138
Wachovia Corp.	417,014	6,476,228
Wells Fargo & Co.	790,800	18,781,500
		47,554,659
Beverages — 2.5%
Diageo PLC Sponsored ADR (United Kingdom)	224,600	16,591,202
Heineken Holding NV Class A	266,050	12,159,575
		28,750,777
Building Materials — 0.9%
Martin Marietta Materials, Inc.	100,800	10,441,872
Coal — 0.8%
China Coal Energy Co.	5,612,200	9,793,021
Commercial Services — 3.6%
Cosco Pacific Ltd.	1,921,100	3,144,923
H&R Block, Inc.	557,400	11,928,360
Iron Mountain, Inc.(a)	576,150	15,296,782
Moody's Corp.	242,500	8,351,700
Visa, Inc. Class A(a)	31,110	2,529,554
		41,251,319
Computers — 1.6%
Dell, Inc.(a)	448,600	9,815,368
Hewlett-Packard Co.	196,600	8,691,686
		18,507,054
Cosmetics & Personal Care — 1.4%
Avon Products, Inc.	99,600	3,587,592
The Procter & Gamble Co.	215,500	13,104,555
		16,692,147
Diversified Financial — 9.9%
American Express Co.	1,013,800	38,189,846
Ameriprise Financial, Inc.	177,760	7,229,499
Citigroup, Inc.	253,900	4,255,364

	Number of Shares	Value
Discover Financial Services	57,150	$752,666
E*Trade Financial Corp.(a)	78,400	246,176
JP Morgan Chase & Co.	1,075,188	36,889,700
Merrill Lynch & Co., Inc.	793,700	25,168,227
Morgan Stanley	37,200	1,341,804
		114,073,282
Electronics — 2.0%
Agilent Technologies, Inc.(a)	371,770	13,212,706
Garmin Ltd.	50,000	2,142,000
Tyco Electronics Ltd.	221,671	7,940,255
		23,294,961
Foods — 0.3%
The Hershey Co.	57,700	1,891,406
Whole Foods Market, Inc.	85,000	2,013,650
		3,905,056
Forest Products & Paper — 0.6%
Sino-Forest Corp.(a)	365,500	6,408,315
Health Care – Products — 1.4%
Covidien Ltd.	219,871	10,529,622
Johnson & Johnson	83,400	5,365,956
		15,895,578
Health Care – Services — 0.7%
UnitedHealth Group, Inc.	291,400	7,649,250
Holding Company – Diversified — 0.8%
China Merchants Holdings International Co. Ltd.	2,531,203	9,766,772
Housewares — 0.2%
Hunter Douglas NV	36,862	2,228,436
Insurance — 13.9%
Ambac Financial Group, Inc.	191,140	256,128
American International Group, Inc.	960,100	25,404,246
Aon Corp.	185,800	8,535,652
Berkshire Hathaway, Inc. Class A(a)	415	50,111,250
Loews Corp.	636,300	29,842,470
Markel Corp.(a)	2,490	913,830
MBIA, Inc.	101,600	446,024
Millea Holdings, Inc.	203,600	7,924,337
Nipponkoa Insurance Co. Ltd.	214,100	1,861,161
Principal Financial Group, Inc.	71,200	2,988,264
The Progressive Corp.	1,096,800	20,532,096

	Number of Shares	Value
Sun Life Financial, Inc.	44,600	$1,826,370
Transatlantic Holdings, Inc.	191,862	10,834,447
		161,476,275
Internet — 1.4%
Amazon.com, Inc.(a)	49,800	3,651,834
eBay, Inc.(a)	112,600	3,077,358
Google, Inc. Class A(a)	13,560	7,138,255
Liberty Media Holding Corp. Interactive Class A(a)	185,600	2,739,456
		16,606,903
Leisure Time — 1.1%
Harley-Davidson, Inc.	354,700	12,861,422
Manufacturing — 1.9%
General Electric Co.	515,600	13,761,364
Tyco International Ltd.	219,721	8,797,629
		22,558,993
Media — 4.6%
Comcast Corp. Special Class A	1,535,500	28,805,980
Liberty Media Corp. Capital Class A(a)	38,650	556,560
Liberty Media Corp. Entertainment Series A(a)	150,100	3,636,923
News Corp. Class A	1,038,000	15,611,520
WPP Group PLC Sponsored ADR (United Kingdom)	89,600	4,284,672
		52,895,655
Mining — 1.6%
BHP Billiton PLC	150,100	5,761,907
Rio Tinto PLC	53,500	6,555,762
Vulcan Materials Co.	100,100	5,983,978
		18,301,647
Oil & Gas — 19.0%
Canadian Natural Resources Ltd.	233,400	23,398,350
ConocoPhillips Co.	575,392	54,311,251
Devon Energy Corp.	409,400	49,193,504
EOG Resources, Inc.	339,500	44,542,400
Occidental Petroleum Corp.	544,200	48,901,812
		220,347,317
Oil & Gas Services — 1.2%
Transocean, Inc.(a)	91,515	13,945,971

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 1.4%
Sealed Air Corp.	848,372	$16,127,552
Pharmaceuticals — 1.5%
Cardinal Health, Inc.	174,200	8,985,236
Express Scripts, Inc.(a)	135,300	8,486,016
		17,471,252
Real Estate — 0.7%
Brookfield Asset Management, Inc. Class A	194,700	6,335,538
Hang Lung Properties Ltd.	416,000	1,846,013
		8,181,551
Retail — 8.4%
Bed Bath & Beyond, Inc.(a)	284,900	8,005,690
Carmax, Inc.(a)	389,100	5,521,329
Costco Wholesale Corp.	852,700	59,808,378
CVS Caremark Corp.	469,461	18,576,572
Lowe's Cos., Inc.	198,300	4,114,725
Sears Holdings Corp.(a)	12,340	908,964
		96,935,658
Semiconductors — 1.0%
Texas Instruments, Inc.	401,200	11,297,792
Software — 3.3%
Dun & Bradstreet Corp.	141,550	12,405,442
Microsoft Corp.	944,300	25,977,693
		38,383,135
Telecommunications — 1.2%
Cisco Systems, Inc.(a)	277,100	6,445,346
Sprint Nextel Corp.	734,800	6,980,600
Virgin Media, Inc.	22,338	304,020
		13,729,966
Transportation — 1.1%
Asciano Group	155,200	516,355
Kuehne & Nagel International AG	58,550	5,545,505
Toll Holdings Ltd.	214,183	1,236,505
United Parcel Service, Inc. Class B	80,100	4,923,747
		12,222,112
TOTAL COMMON STOCK (Cost $931,848,877)		1,131,192,088
TOTAL EQUITIES (Cost $931,848,877)		1,131,192,088
TOTAL LONG-TERM INVESTMENTS (Cost $931,848,877)		1,131,192,088

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$29,035,089	$29,035,089
TOTAL SHORT-TERM INVESTMENTS (Cost $29,035,089)		29,035,089
TOTAL INVESTMENTS — 100.2% (Cost $960,883,966)(c)		1,160,227,177
Other Assets/ (Liabilities) — (0.2%)		(2,366,308)
NET ASSETS — 100.0%		$1,157,860,869

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $29,035,815. Collateralized by U.S. Government Agency obligations with rates ranging from 2.883% - 5.824%, maturity dates ranging from 8/25/36 - 10/01/36, and an aggregate market value, including accrued interest, of $29,617,939.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Advertising — 0.2%
Interpublic Group of Cos., Inc.(a)	79,943	$687,510
Omnicom Group, Inc.	58,828	2,640,200
		3,327,710
Aerospace & Defense — 2.2%
Boeing Co.	135,640	8,914,261
General Dynamics Corp.	71,908	6,054,654
Goodrich Corp.	21,990	1,043,645
L-3 Communications Holdings, Inc.	22,200	2,017,314
Lockheed Martin Corp.	61,107	6,028,817
Northrop Grumman Corp.	60,678	4,059,358
Raytheon Co.	77,000	4,333,560
Rockwell Collins, Inc.	29,332	1,406,763
United Technologies Corp.	175,662	10,838,345
		44,696,717
Agriculture — 1.8%
Altria Group, Inc.	379,039	7,793,042
Archer-Daniels-Midland Co.	114,879	3,877,166
Lorillard, Inc.(a)	31,497	2,178,333
Philip Morris International, Inc.	380,739	18,804,699
Reynolds American, Inc.	31,000	1,446,770
UST, Inc.	28,387	1,550,214
		35,650,224
Airlines — 0.1%
Southwest Airlines Co.	131,665	1,716,912
Apparel — 0.3%
Nike, Inc. Class B	68,566	4,087,219
VF Corp.	15,802	1,124,787
		5,212,006
Auto Manufacturers — 0.3%
Ford Motor Co.(a)	398,909	1,918,752
General Motors Corp.	101,145	1,163,168
Paccar, Inc.	66,257	2,771,530
		5,853,450
Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co.(a)	41,576	741,300
Johnson Controls, Inc.	106,306	3,048,856
		3,790,156

	Number of Shares	Value
Banks — 4.0%
Bank of America Corp.	807,276	$19,269,678
The Bank of New York Mellon Corp.	205,843	7,787,041
BB&T Corp.	98,716	2,247,763
Capital One Financial Corp.	68,010	2,585,060
Comerica, Inc.	27,076	693,958
Fifth Third Bancorp	95,488	972,068
First Horizon National Corp.	27,700	205,811
Huntington Bancshares, Inc.	65,621	378,633
KeyCorp	87,068	956,007
M&T Bank Corp.	13,300	938,182
Marshall & Ilsley Corp.	46,100	706,713
National City Corp.	129,871	619,485
Northern Trust Corp.	34,293	2,351,471
PNC Financial Services Group, Inc.	61,613	3,518,102
Regions Financial Corp.	124,649	1,359,921
State Street Corp.	76,168	4,873,990
SunTrust Banks, Inc.	62,434	2,261,359
U.S. Bancorp	310,834	8,669,160
Wachovia Corp.	389,217	6,044,540
Wells Fargo & Co.	595,374	14,140,133
Zions Bancorp	19,300	607,757
		81,186,832
Beverages — 2.4%
Anheuser-Busch Cos., Inc.	128,696	7,994,595
Brown-Forman Corp. Class B	14,542	1,098,939
The Coca-Cola Co.	358,672	18,643,771
Coca-Cola Enterprises, Inc.	52,543	908,994
Constellation Brands, Inc. Class A(a)	35,100	697,086
Molson Coors Brewing Co. Class B	24,130	1,310,983
The Pepsi Bottling Group, Inc.	24,782	691,913
PepsiCo, Inc.	286,266	18,203,655
		49,549,936
Biotechnology — 1.0%
Amgen, Inc.(a)	194,790	9,186,296
Biogen Idec, Inc.(a)	52,391	2,928,133
Celgene Corp.(a)	77,800	4,969,086
Genzyme Corp.(a)	47,700	3,435,354
Millipore Corp.(a)	9,181	623,023
		21,141,892

	Number of Shares	Value
Building Materials — 0.1%
Masco Corp.	66,092	$1,039,627
Chemicals — 2.1%
Air Products & Chemicals, Inc.	38,605	3,816,490
Ashland, Inc.	10,025	483,205
The Dow Chemical Co.	168,720	5,890,015
Du Pont (E.I.) de Nemours & Co.	160,550	6,885,990
Eastman Chemical Co.	14,535	1,000,880
Ecolab, Inc.	31,458	1,352,379
Hercules, Inc.	20,689	350,265
International Flavors & Fragrances, Inc.	14,682	573,479
Monsanto Co.	99,448	12,574,205
PPG Industries, Inc.	28,908	1,658,452
Praxair, Inc.	56,456	5,320,413
Rohm & Haas Co.	22,584	1,048,801
The Sherwin-Williams Co.	18,989	872,165
Sigma-Aldrich Corp.	23,402	1,260,432
		43,087,171
Coal — 0.5%
CONSOL Energy, Inc.	32,900	3,696,973
Massey Energy Co.	14,800	1,387,500
Peabody Energy Corp.	48,400	4,261,620
		9,346,093
Commercial Services — 1.0%
Apollo Group, Inc. Class A(a)	24,400	1,079,944
Automatic Data Processing, Inc.	94,408	3,955,695
Convergys Corp.(a)	22,171	329,461
Donnelley (R.R.) & Sons Co.	38,315	1,137,572
Equifax, Inc.	23,549	791,717
H&R Block, Inc.	55,796	1,194,035
McKesson Corp.	51,698	2,890,435
Monster Worldwide, Inc.(a)	23,018	474,401
Moody's Corp.	36,672	1,262,984
Paychex, Inc.	59,406	1,858,220
Robert Half International, Inc.	29,300	702,321
Total System Services, Inc.	33,383	741,770
Western Union Co.	135,151	3,340,933
		19,759,488

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Computers — 4.9%
Affiliated Computer Services, Inc. Class A(a)	17,800	$952,122
Apple, Inc.(a)	158,950	26,614,588
Cognizant Technology Solutions Corp. Class A(a)	51,900	1,687,269
Computer Sciences Corp.(a)	28,896	1,353,489
Dell, Inc.(a)	364,748	7,980,686
Electronic Data Systems Corp.	90,023	2,218,167
EMC Corp.(a)	373,133	5,481,324
Hewlett-Packard Co.	443,552	19,609,434
International Business Machines Corp.	247,902	29,383,824
Lexmark International, Inc. Class A(a)	16,928	565,903
NetApp, Inc.(a)	61,938	1,341,577
SanDisk Corp.(a)	40,900	764,830
Sun Microsystems, Inc.(a)	146,276	1,591,483
Teradata Corp.(a)	31,736	734,371
Unisys Corp.(a)	63,651	251,421
		100,530,488
Cosmetics & Personal Care — 2.1%
Avon Products, Inc.	77,238	2,782,113
Colgate-Palmolive Co.	91,419	6,317,053
The Estee Lauder Cos., Inc. Class A	20,300	942,935
The Procter & Gamble Co.	553,023	33,629,328
		43,671,429
Distribution & Wholesale — 0.1%
Genuine Parts Co.	29,312	1,163,100
W.W. Grainger, Inc.	12,066	986,999
		2,150,099
Diversified Financial — 5.1%
American Express Co.	207,960	7,833,853
Ameriprise Financial, Inc.	41,692	1,695,614
The Charles Schwab Corp.	167,995	3,450,617
CIT Group, Inc.	50,800	345,948
Citigroup, Inc.	985,041	16,509,287
CME Group, Inc.	9,800	3,755,262
Countrywide Financial Corp.	112,898	479,817
Discover Financial Services	85,899	1,131,290
E*Trade Financial Corp.(a)	84,600	265,644
Fannie Mae	192,179	3,749,412
Federated Investors, Inc. Class B	15,900	547,278

	Number of Shares	Value
Franklin Resources, Inc.	28,830	$2,642,270
Freddie Mac	118,128	1,937,299
The Goldman Sachs Group, Inc.	71,000	12,417,900
IntercontinentalExchange, Inc.(a)	12,400	1,413,600
Janus Capital Group, Inc.	27,594	730,413
JP Morgan Chase & Co.	625,549	21,462,586
Legg Mason, Inc.	24,500	1,067,465
Lehman Brothers Holdings, Inc.	124,336	2,463,096
Merrill Lynch & Co., Inc.	179,070	5,678,310
Morgan Stanley	198,499	7,159,859
NYSE Euronext	47,500	2,406,350
SLM Corp.(a)	86,431	1,672,440
T. Rowe Price Group, Inc.	47,126	2,661,205
		103,476,815
Electric — 3.6%
The AES Corp.(a)	120,353	2,311,981
Allegheny Energy, Inc.	30,600	1,533,366
Ameren Corp.	37,042	1,564,284
American Electric Power Co., Inc.	71,408	2,872,744
CenterPoint Energy, Inc.	57,422	921,623
CMS Energy Corp.	35,854	534,225
Consolidated Edison, Inc.	49,674	1,941,757
Constellation Energy Group, Inc.	32,864	2,698,134
Dominion Resources, Inc.	104,144	4,945,799
DTE Energy Co.	29,252	1,241,455
Duke Energy Corp.	234,168	4,069,840
Dynegy, Inc. Class A(a)	86,307	737,925
Edison International	58,587	3,010,200
Entergy Corp.	35,506	4,277,763
Exelon Corp.	119,748	10,772,530
FirstEnergy Corp.	54,487	4,485,915
FPL Group, Inc.	72,830	4,776,191
Integrys Energy Group, Inc.	16,000	813,280
Pepco Holdings, Inc.	35,700	915,705
PG&E Corp.	63,681	2,527,499
Pinnacle West Capital Corp.	15,950	490,781
PPL Corp.	67,010	3,502,613
Progress Energy, Inc.	45,321	1,895,777
Public Service Enterprise Group, Inc.	90,764	4,168,790
Southern Co.	136,246	4,757,710
TECO Energy, Inc.	34,600	743,554
Xcel Energy, Inc.	75,287	1,511,010
		74,022,451

	Number of Shares	Value
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	140,608	$6,953,066
Molex, Inc.	28,347	691,950
		7,645,016
Electronics — 0.6%
Agilent Technologies, Inc.(a)	66,705	2,370,696
Applera Corp. Applied Biosystems Group	30,268	1,013,372
Jabil Circuit, Inc.	36,100	592,401
PerkinElmer, Inc.	20,474	570,201
Thermo Fisher Scientific, Inc.(a)	76,475	4,261,952
Tyco Electronics Ltd.	88,938	3,185,759
Waters Corp.(a)	18,100	1,167,450
		13,161,831
Engineering & Construction — 0.2%
Fluor Corp.(a)	15,835	2,946,577
Jacobs Engineering Group, Inc.(a)	21,600	1,743,120
		4,689,697
Entertainment — 0.1%
International Game Technology	56,556	1,412,769
Environmental Controls — 0.2%
Allied Waste Industries, Inc.(a)	57,834	729,865
Waste Management, Inc.	90,797	3,423,955
		4,153,820
Foods — 1.8%
Campbell Soup Co.	38,746	1,296,441
ConAgra Foods, Inc.	87,669	1,690,258
Dean Foods Co.(a)	24,600	482,652
General Mills, Inc.	59,451	3,612,837
Heinz (H.J.) Co.	57,122	2,733,288
The Hershey Co.	30,384	995,988
Kellogg Co.	47,316	2,272,114
Kraft Foods, Inc. Class A	276,352	7,862,214
The Kroger Co.	122,175	3,527,192
McCormick & Co., Inc.	21,700	773,822
Safeway, Inc.	78,577	2,243,373
Sara Lee Corp.	129,636	1,588,041
SuperValu, Inc.	36,641	1,131,841
Sysco Corp.	109,178	3,003,487
Tyson Foods, Inc. Class A	47,400	708,156
Whole Foods Market, Inc.	25,000	592,250
Wrigley (Wm.) Jr. Co.	39,855	3,099,922
		37,613,876
Forest Products & Paper — 0.3%
International Paper Co.	76,888	1,791,490
MeadWestvaco Corp.	30,750	733,080

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Plum Creek Timber Co., Inc.	29,500	$1,259,945
Weyerhaeuser Co.	37,664	1,926,137
		5,710,652
Gas — 0.2%
Nicor, Inc.	9,082	386,802
NiSource, Inc.	48,985	877,811
Sempra Energy	47,061	2,656,594
		3,921,207
Hand & Machine Tools — 0.1%
The Black & Decker Corp.	11,150	641,236
Snap-on, Inc.	9,103	473,447
The Stanley Works	13,555	607,671
		1,722,354
Health Care – Products — 3.6%
Baxter International, Inc.	113,226	7,239,670
Becton, Dickinson & Co.	43,846	3,564,680
Boston Scientific Corp.(a)	238,740	2,934,115
C.R. Bard, Inc.	17,778	1,563,575
Covidien Ltd.	88,938	4,259,241
Intuitive Surgical, Inc.(a)	6,900	1,858,860
Johnson & Johnson	510,200	32,826,268
Medtronic, Inc.	202,014	10,454,224
St. Jude Medical, Inc.(a)	61,392	2,509,705
Stryker Corp.	42,902	2,697,678
Varian Medical Systems, Inc.(a)	22,700	1,176,995
Zimmer Holdings, Inc.(a)	42,078	2,863,408
		73,948,419
Health Care – Services — 1.0%
Aetna, Inc.	87,496	3,546,213
Cigna Corp.	50,064	1,771,765
Coventry Health Care, Inc.(a)	27,490	836,246
Humana, Inc.(a)	30,196	1,200,895
Laboratory Corp. of America Holdings(a)	20,700	1,441,341
Quest Diagnostics, Inc.	28,070	1,360,553
Tenet Healthcare Corp.(a)	84,828	471,643
UnitedHealth Group, Inc.	221,796	5,822,145
WellPoint, Inc.(a)	94,940	4,524,840
		20,975,641
Holding Company – Diversified — 0.1%
Leucadia National Corp.	30,700	1,441,058
Home Builders — 0.1%
Centex Corp.	21,810	291,600
D.R. Horton, Inc.	52,200	566,370
KB Home	14,170	239,898
Lennar Corp. Class A	24,000	296,160
Pulte Homes, Inc.	35,792	344,677
		1,738,705

	Number of Shares	Value
Home Furnishing — 0.1%
Harman International Industries, Inc.	10,800	$447,012
Whirlpool Corp.	13,695	845,392
		1,292,404
Household Products — 0.4%
Avery Dennison Corp.	17,698	777,473
The Clorox Co.	25,715	1,342,323
Fortune Brands, Inc.	26,780	1,671,340
Kimberly-Clark Corp.	75,881	4,536,166
		8,327,302
Housewares — 0.0%
Newell Rubbermaid, Inc.	48,171	808,791
Insurance — 3.5%
ACE Ltd.	58,900	3,244,801
AFLAC, Inc.	85,738	5,384,346
Allstate Corp.	100,815	4,596,156
American International Group, Inc.	484,508	12,820,082
Aon Corp.	53,352	2,450,991
Assurant, Inc.	17,000	1,121,320
Chubb Corp.	66,618	3,264,948
Cincinnati Financial Corp.	29,585	751,459
Genworth Financial, Inc. Class A	78,800	1,403,428
The Hartford Financial Services Group, Inc.	56,034	3,618,115
Lincoln National Corp.	48,103	2,180,028
Loews Corp.	64,844	3,041,184
Marsh & McLennan Cos., Inc.	93,252	2,475,841
MBIA, Inc.	35,611	156,332
Metlife, Inc.	128,300	6,770,391
MGIC Investment Corp.	18,887	115,400
Principal Financial Group, Inc.	47,000	1,972,590
The Progressive Corp.	125,648	2,352,130
Prudential Financial, Inc.	79,200	4,731,408
Safeco Corp.	17,025	1,143,399
Torchmark Corp.	16,426	963,385
The Travelers Cos., Inc.	111,559	4,841,661
Unum Group	64,725	1,323,626
XL Capital Ltd. Class A	32,100	659,976
		71,382,997
Internet — 2.1%
Akamai Technologies, Inc.(a)	29,800	1,036,742
Amazon.com, Inc.(a)	55,994	4,106,040
eBay, Inc.(a)	199,500	5,452,335
Expedia, Inc.(a)	37,948	697,484
Google, Inc. Class A(a)	42,064	22,143,331
IAC/InterActiveCorp(a)	33,200	640,096

	Number of Shares	Value
Symantec Corp.(a)	155,582	$3,010,512
VeriSign, Inc.(a)	36,400	1,375,920
Yahoo!, Inc.(a)	246,820	5,099,301
		43,561,761
Investment Companies — 0.0%
American Capital Strategies Ltd.	33,600	798,672
Iron & Steel — 0.5%
AK Steel Holding Corp.	20,200	1,393,800
Allegheny Technologies, Inc.	18,347	1,087,610
Nucor Corp.	56,300	4,203,921
United States Steel Corp.	21,456	3,964,640
		10,649,971
Leisure Time — 0.2%
Carnival Corp.	78,368	2,583,009
Harley-Davidson, Inc.	43,336	1,571,364
		4,154,373
Lodging — 0.2%
Marriott International, Inc. Class A	56,046	1,470,647
Starwood Hotels & Resorts Worldwide, Inc.	35,327	1,415,553
Wyndham Worldwide Corp.	31,988	572,905
		3,459,105
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	110,932	8,189,000
Terex Corp.(a)	18,400	945,208
		9,134,208
Machinery – Diversified — 0.5%
Cummins, Inc.	36,692	2,404,060
Deere & Co.	77,726	5,606,377
The Manitowoc Co., Inc.	23,200	754,696
Rockwell Automation, Inc.	26,632	1,164,617
		9,929,750
Manufacturing — 4.4%
3M Co.	127,398	8,865,627
Cooper Industries Ltd. Class A	31,830	1,257,285
Danaher Corp.	44,600	3,447,580
Dover Corp.	35,459	1,715,152
Eastman Kodak Co.	51,647	745,266
Eaton Corp.	29,456	2,502,876
General Electric Co.	1,799,075	48,017,312
Honeywell International, Inc.	133,410	6,707,855
Illinois Tool Works, Inc.	73,866	3,509,374
Ingersoll-Rand Co. Ltd. Class A	55,910	2,092,711

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ITT Corp.	31,810	$2,014,527
Leggett & Platt, Inc.	30,747	515,627
Pall Corp.	20,718	822,090
Parker Hannifin Corp.	30,247	2,157,216
Textron, Inc.	44,910	2,152,536
Tyco International Ltd.	88,938	3,561,078
		90,084,112
Media — 2.7%
CBS Corp. Class B	122,409	2,385,751
Clear Channel Communications, Inc.	89,321	3,144,099
Comcast Corp. Class A	539,294	10,230,407
The DIRECTV Group, Inc.(a)	128,200	3,321,662
Gannett Co., Inc.	41,271	894,343
The McGraw-Hill Cos., Inc.	59,188	2,374,623
Meredith Corp.	5,689	160,942
New York Times Co. Class A	29,500	454,005
News Corp. Class A	414,200	6,229,568
The Scripps (E.W.) Co. Class A	14,400	598,176
Time Warner, Inc.	645,694	9,556,271
Viacom, Inc. Class B(a)	117,209	3,579,563
The Walt Disney Co.	340,784	10,632,461
Washington Post Co. Class B	1,000	586,900
		54,148,771
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	24,800	2,389,976
Mining — 0.9%
Alcoa, Inc.	148,766	5,299,045
Freeport-McMoRan Copper & Gold, Inc.	68,720	8,053,297
Newmont Mining Corp.	80,697	4,209,155
Titanium Metals Corp.	16,200	226,638
Vulcan Materials Co.	18,678	1,116,571
		18,904,706
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	39,055	1,331,776
Xerox Corp.	166,377	2,256,072
		3,587,848
Oil & Gas — 12.0%
Anadarko Petroleum Corp.	83,408	6,242,255
Apache Corp.	60,556	8,417,284
Cabot Oil & Gas Corp.	17,600	1,192,048
Chesapeake Energy Corp.	87,900	5,797,884
Chevron Corp.	373,616	37,036,554
ConocoPhillips Co.	279,718	26,402,582

	Number of Shares	Value
Devon Energy Corp.	79,800	$9,588,768
ENSCO International, Inc.	26,100	2,107,314
EOG Resources, Inc.	44,300	5,812,160
Exxon Mobil Corp.	953,698	84,049,405
Hess Corp.	50,280	6,344,833
Marathon Oil Corp.	126,914	6,583,029
Murphy Oil Corp.	33,800	3,314,090
Nabors Industries Ltd.(a)	50,638	2,492,909
Noble Corp.	48,300	3,137,568
Noble Energy, Inc.	30,800	3,097,248
Occidental Petroleum Corp.	148,602	13,353,376
Questar Corp.	30,100	2,138,304
Range Resources Corp.	26,988	1,768,794
Rowan Cos., Inc.	19,866	928,735
Southwestern Energy Co.(a)	61,500	2,928,015
Sunoco, Inc.	21,112	859,047
Tesoro Corp.	24,600	486,342
Valero Energy Corp.	96,900	3,990,342
XTO Energy, Inc.	93,232	6,387,324
		244,456,210
Oil & Gas Services — 3.2%
Baker Hughes, Inc.	56,083	4,898,289
BJ Services Co.	52,500	1,676,850
Cameron International Corp.(a)	39,100	2,164,185
Halliburton Co.	157,368	8,351,520
National Oilwell Varco, Inc.(a)	75,200	6,671,744
Schlumberger Ltd.	214,510	23,044,809
Smith International, Inc.	36,000	2,993,040
Transocean, Inc.(a)	58,099	8,853,707
Weatherford International Ltd.(a)	120,600	5,980,554
		64,634,698
Packaging & Containers — 0.1%
Ball Corp.	17,608	840,606
Bemis Co., Inc.	15,988	358,451
Pactiv Corp.(a)	23,598	500,985
Sealed Air Corp.	27,896	530,303
		2,230,345
Pharmaceuticals — 5.6%
Abbott Laboratories	276,837	14,664,056
Allergan, Inc.	55,258	2,876,179
AmerisourceBergen Corp.	30,232	1,208,978
Barr Pharmaceuticals, Inc.(a)	19,100	861,028
Bristol-Myers Squibb Co.	353,484	7,257,026
Cardinal Health, Inc.	64,879	3,346,459
Eli Lilly & Co.	176,895	8,165,473

	Number of Shares	Value
Express Scripts, Inc.(a)	46,500	$2,916,480
Forest Laboratories, Inc.(a)	56,100	1,948,914
Gilead Sciences, Inc.(a)	167,976	8,894,329
Hospira, Inc.(a)	26,993	1,082,689
King Pharmaceuticals, Inc.(a)	45,348	474,794
Medco Health Solutions, Inc.(a)	93,182	4,398,190
Merck & Co., Inc.	387,462	14,603,443
Mylan, Inc.(a)	50,700	611,949
Patterson Cos., Inc.(a)	23,900	702,421
Pfizer, Inc.	1,218,921	21,294,550
Schering-Plough Corp.	290,986	5,729,514
Watson Pharmaceuticals, Inc.(a)	18,671	507,291
Wyeth	239,204	11,472,224
		113,015,987
Pipelines — 0.5%
El Paso Corp.	124,335	2,703,043
Spectra Energy Corp.	112,734	3,239,975
The Williams Cos., Inc.	106,491	4,292,652
		10,235,670
Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A(a)	33,500	643,200
Real Estate Investment Trusts (REITS) — 1.1%
Apartment Investment & Management Co. Class A	18,790	639,988
AvalonBay Communities, Inc.	14,300	1,274,988
Boston Properties, Inc.	21,400	1,930,708
Developers Diversified Realty Corp.	21,900	760,149
Equity Residential	48,800	1,867,576
General Growth Properties, Inc.	46,500	1,628,895
HCP, Inc.	40,300	1,281,943
Host Hotels & Resorts, Inc.	92,200	1,258,530
Kimco Realty Corp.	44,600	1,539,592
Prologis	47,600	2,587,060
Public Storage	22,604	1,826,177
Simon Property Group, Inc.	40,000	3,595,600
Vornado Realty Trust	24,100	2,120,800
		22,312,006
Retail — 5.4%
Abercrombie & Fitch Co. Class A	15,600	977,808
AutoNation, Inc.(a)	24,668	247,173

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AutoZone, Inc.(a)	7,936	$960,335
Bed Bath & Beyond, Inc.(a)	47,296	1,329,018
Best Buy Co., Inc.	62,711	2,483,356
Big Lots, Inc.(a)	16,296	509,087
Coach, Inc.(a)	61,600	1,779,008
Costco Wholesale Corp.	77,489	5,435,078
CVS Caremark Corp.	259,832	10,281,552
Darden Restaurants, Inc.	25,628	818,558
Dillard's, Inc. Class A	10,165	117,609
Family Dollar Stores, Inc.	25,924	516,925
GameStop Corp. Class A(a)	29,300	1,183,720
The Gap, Inc.	83,803	1,396,996
The Home Depot, Inc.	303,806	7,115,136
J.C. Penney Co., Inc.	40,061	1,453,814
Jones Apparel Group, Inc.	15,289	210,224
Kohl's Corp.(a)	55,376	2,217,255
Limited Brands, Inc.	55,959	942,909
Liz Claiborne, Inc.	17,292	244,682
Lowe's Cos., Inc.	261,300	5,421,975
Macy's, Inc.	78,062	1,515,964
McDonald's Corp.	204,560	11,500,363
Nordstrom, Inc.	31,676	959,783
Office Depot, Inc.(a)	49,859	545,457
Polo Ralph Lauren Corp.	10,700	671,746
RadioShack Corp.	23,530	288,713
Sears Holdings Corp.(a)	12,998	957,433
Staples, Inc.	126,784	3,011,120
Starbucks Corp.(a)	131,596	2,071,321
Target Corp.	140,510	6,532,310
Tiffany & Co.	24,156	984,357
The TJX Cos., Inc.	78,660	2,475,430
Wal-Mart Stores, Inc.	419,973	23,602,483
Walgreen Co.	177,180	5,760,122
Wendy's International, Inc.	15,901	432,825
Yum! Brands, Inc.	85,640	3,005,108
		109,956,753
Savings & Loans — 0.2%
Hudson City Bancorp, Inc.	95,200	1,587,936
Sovereign Bancorp, Inc.	86,039	633,247
Washington Mutual, Inc.	196,299	967,754
		3,188,937
Semiconductors — 2.6%
Advanced Micro Devices, Inc.(a)	108,942	635,132
Altera Corp.	56,404	1,167,563
Analog Devices, Inc.	54,625	1,735,436
Applied Materials, Inc.	243,552	4,649,408
Broadcom Corp. Class A(a)	80,700	2,202,303

	Number of Shares	Value
Intel Corp.	1,033,832	$22,206,711
KLA-Tencor Corp.	30,728	1,250,937
Linear Technology Corp.	39,949	1,301,139
LSI Corp.(a)	122,542	752,408
MEMC Electronic Materials, Inc.(a)	40,700	2,504,678
Microchip Technology, Inc.	36,300	1,108,602
Micron Technology, Inc.(a)	135,880	815,280
National Semiconductor Corp.	38,924	799,499
Novellus Systems, Inc.(a)	20,931	443,528
Nvidia Corp.(a)	98,800	1,849,536
QLogic Corp.(a)	24,600	358,914
Teradyne, Inc.(a)	31,006	343,236
Texas Instruments, Inc.	238,669	6,720,919
Xilinx, Inc.	52,068	1,314,717
		52,159,946
Software — 3.5%
Adobe Systems, Inc.(a)	95,644	3,767,417
Autodesk, Inc.(a)	41,412	1,400,140
BMC Software, Inc.(a)	35,631	1,282,716
CA, Inc.	69,487	1,604,455
Citrix Systems, Inc.(a)	33,927	997,793
Compuware Corp.(a)	51,637	492,617
Electronic Arts, Inc.(a)	56,500	2,510,295
Fidelity National Information Services, Inc.	29,800	1,099,918
Fiserv, Inc.(a)	29,601	1,342,997
IMS Health, Inc.	34,925	813,753
Intuit, Inc.(a)	59,900	1,651,443
Microsoft Corp.	1,442,540	39,684,275
Novell, Inc.(a)	63,682	375,087
Oracle Corp.(a)	712,828	14,969,388
		71,992,294
Telecommunications — 5.8%
American Tower Corp. Class A(a)	72,600	3,067,350
AT&T, Inc.	1,072,275	36,124,945
CenturyTel, Inc.	19,848	706,390
Ciena Corp.(a)	16,728	387,588
Cisco Systems, Inc.(a)	1,066,187	24,799,510
Citizens Communications Co.	59,000	669,060
Corning, Inc.	281,461	6,487,676
Embarq Corp.	26,605	1,257,618
JDS Uniphase Corp.(a)	38,147	433,350
Juniper Networks, Inc.(a)	93,500	2,073,830
Motorola, Inc.	405,702	2,977,853
Qualcomm, Inc.	290,718	12,899,158

	Number of Shares	Value
Qwest Communications International, Inc.	282,621	$1,110,701
Sprint Nextel Corp.	519,813	4,938,223
Tellabs, Inc.(a)	78,723	366,062
Verizon Communications, Inc.	514,463	18,211,990
Windstream Corp.	85,863	1,059,549
		117,570,853
Textiles — 0.0%
Cintas Corp.	23,900	633,589
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	26,304	939,579
Mattel, Inc.	65,752	1,125,674
		2,065,253
Transportation — 2.0%
Burlington Northern Santa Fe Corp.	52,856	5,279,786
C.H. Robinson Worldwide, Inc.	31,500	1,727,460
CSX Corp.	73,372	4,608,495
Expeditors International of Washington, Inc.	38,300	1,646,900
FedEx Corp.	55,212	4,350,154
Norfolk Southern Corp.	67,777	4,247,585
Ryder System, Inc.	10,705	737,360
Union Pacific Corp.	93,276	7,042,338
United Parcel Service, Inc. Class B	184,200	11,322,774
		40,962,852
TOTAL COMMON STOCK (Cost $1,844,988,160)		2,016,017,881
TOTAL EQUITIES (Cost $1,844,988,160)		2,016,017,881
TOTAL LONG-TERM INVESTMENTS (Cost $1,844,988,160)		2,016,017,881

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$25,155,542	$25,155,542
Discount Notes — 0.1%
U.S. Treasury Bill(c)
2.060% 12/04/08	3,185,000	3,156,568
TOTAL SHORT-TERM INVESTMENTS (Cost $28,312,110)		28,312,110
TOTAL INVESTMENTS — 100.4% (Cost $1,873,300,270)(d)		2,044,329,991
Other Assets/ (Liabilities) — (0.4%)		(9,106,030)
NET ASSETS — 100.0%		$2,035,223,961

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $25,156,171. Collateralized by U.S. Government Agency obligations with rates ranging from 2.808% - 2.863%, maturity dates ranging from 1/15/36 - 1/25/36, and an aggregate market value, including accrued interest, of $25,660,226.

(c)  This security is held as collateral for open futures contracts. (Note 2).

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%
COMMON STOCK — 97.3%
Banks — 2.7%
Bank of America Corp.	41,500	$990,605
Wells Fargo & Co.	21,600	513,000
		1,503,605
Beverages — 6.2%
The Coca-Cola Co.	19,900	1,034,402
Diageo PLC Sponsored ADR (United Kingdom)	14,900	1,100,663
PepsiCo, Inc.	20,413	1,298,063
		3,433,128
Biotechnology — 4.7%
Amgen, Inc.(a)	22,500	1,061,100
Genentech, Inc.(a)	20,181	1,531,738
		2,592,838
Building Materials — 0.6%
USG Corp.(a)	11,917	352,386
Chemicals — 0.9%
PPG Industries, Inc.	8,367	480,015
Computers — 3.9%
Apple, Inc.(a)	3,300	552,552
EMC Corp.(a)	109,600	1,610,024
		2,162,576
Cosmetics & Personal Care — 2.7%
The Estee Lauder Cos., Inc. Class A	13,065	606,869
The Procter & Gamble Co.	14,267	867,576
		1,474,445
Diversified Financial — 7.6%
The Blackstone Group LP	24,800	451,608
The Charles Schwab Corp.	71,391	1,466,371
Citigroup, Inc.	19,900	333,524
Invesco Ltd.	26,044	624,535
JP Morgan Chase & Co.	38,124	1,308,035
		4,184,073
Electric — 4.8%
Exelon Corp.	19,172	1,724,713
Public Service Enterprise Group, Inc.	20,282	931,552
		2,656,265
Engineering & Construction — 0.9%
Foster Wheeler Ltd.(a)	6,831	499,688

	Number of Shares	Value
Health Care – Products — 3.0%
Johnson & Johnson	26,100	$1,679,274
Home Builders — 0.4%
Toll Brothers, Inc.(a)	11,728	219,665
Insurance — 0.4%
American International Group, Inc.	7,875	208,372
Internet — 1.9%
Google, Inc. Class A(a)	1,100	579,062
Yahoo!, Inc.(a)	22,124	457,082
		1,036,144
Manufacturing — 6.2%
3M Co.	15,900	1,106,481
Eaton Corp.	3,700	314,389
General Electric Co.	34,200	912,798
Siemens AG Sponsored ADR (Germany)	10,100	1,112,313
		3,445,981
Media — 1.4%
Comcast Corp. Class A	42,300	802,431
Mining — 7.4%
Alcoa, Inc.	27,200	968,864
Barrick Gold Corp.	26,719	1,215,714
Newmont Mining Corp.	36,500	1,903,840
		4,088,418
Oil & Gas — 8.9%
Chesapeake Energy Corp.	25,800	1,701,768
Exxon Mobil Corp.	21,400	1,885,982
Hess Corp.	7,500	946,425
XTO Energy, Inc.	5,772	395,440
		4,929,615
Oil & Gas Services — 11.8%
BJ Services Co.	22,100	705,874
Halliburton Co.	45,500	2,414,685
National Oilwell Varco, Inc.(a)	9,500	842,840
Schlumberger Ltd.	23,976	2,575,742
		6,539,141
Pharmaceuticals — 3.1%
Merck & Co., Inc.	45,900	1,729,971
Retail — 4.9%
CVS Caremark Corp.	35,600	1,408,692
Kohl's Corp.(a)	3,987	159,639
Lowe's Cos., Inc.	30,000	622,500

	Number of Shares	Value
Starbucks Corp.(a)	15,100	$237,674
Tiffany & Co.	6,968	283,946
		2,712,451
Semiconductors — 6.4%
Intel Corp.	96,736	2,077,889
Maxim Integrated Products, Inc.	24,444	516,991
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)(a)	89,500	976,445
		3,571,325
Software — 3.7%
Microsoft Corp.	74,300	2,043,993
Telecommunications — 2.8%
Cisco Systems, Inc.(a)	16,400	381,464
Verizon Communications, Inc.	33,100	1,171,740
		1,553,204
TOTAL COMMON STOCK (Cost $54,777,562)		53,899,004
TOTAL EQUITIES (Cost $54,777,562)		53,899,004
TOTAL LONG-TERM INVESTMENTS (Cost $54,777,562)		53,899,004

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$1,612,534	$1,612,534
TOTAL SHORT-TERM INVESTMENTS (Cost $1,612,534)		1,612,534
TOTAL INVESTMENTS — 100.2% (Cost $56,390,096)(c)		55,511,538
Other Assets/ (Liabilities) — (0.2%)		(126,693)
NET ASSETS — 100.0%		$55,384,845

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $1,612,574. Collateralized by U.S. Government Agency obligations with a rate of 6.143%, maturity date of 7/01/36, and an aggregate market value, including accrued interest, of $1,646,979.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%
COMMON STOCK — 100.0%
Advertising — 0.7%
Omnicom Group, Inc.	120,900	$5,425,992
Aerospace & Defense — 2.3%
General Dynamics Corp.	119,800	10,087,160
Lockheed Martin Corp.	49,700	4,903,402
Rockwell Collins, Inc.	40,200	1,927,992
United Technologies Corp.	6,300	388,710
		17,307,264
Banks — 3.6%
The Bank of New York Mellon Corp.	172,400	6,521,892
Northern Trust Corp.	89,500	6,137,015
State Street Corp.	214,600	13,732,254
		26,391,161
Beverages — 0.6%
The Coca-Cola Co.	6,300	327,474
PepsiCo, Inc.	62,600	3,980,734
		4,308,208
Biotechnology — 3.0%
Celgene Corp.(a)	156,300	9,982,881
Genentech, Inc.(a)	157,200	11,931,480
		21,914,361
Chemicals — 3.6%
Monsanto Co.	109,200	13,807,248
Potash Corp. of Saskatchewan, Inc.	17,900	4,091,403
Praxair, Inc.	95,700	9,018,768
		26,917,419
Commercial Services — 4.7%
Accenture Ltd. Class A	159,800	6,507,056
Automatic Data Processing, Inc.	202,500	8,484,750
Mastercard, Inc. Class A	17,600	4,673,152
McKesson Corp.	93,200	5,210,812
Monster Worldwide, Inc.(a)	104,500	2,153,745
Visa, Inc. Class A(a)	57,000	4,634,670
Western Union Co.	116,000	2,867,520
		34,531,705
Computers — 4.8%
Apple, Inc.(a)	125,900	21,080,696
Dell, Inc.(a)	242,300	5,301,524
EMC Corp.(a)	251,800	3,698,942
Hewlett-Packard Co.	121,900	5,389,199
		35,470,361

	Number of Shares	Value
Cosmetics & Personal Care — 0.7%
The Procter & Gamble Co.	91,300	$5,551,953
Distribution & Wholesale — 0.3%
Fastenal Co.	45,000	1,942,200
Diversified Financial — 5.4%
American Express Co.	25,100	945,517
Ameriprise Financial, Inc.	85,500	3,477,285
BlackRock, Inc.	8,400	1,486,800
The Charles Schwab Corp.	161,800	3,323,372
CME Group, Inc.	11,300	4,330,047
Franklin Resources, Inc.	106,800	9,788,220
The Goldman Sachs Group, Inc.	54,700	9,567,030
IntercontinentalExchange, Inc.(a)	700	79,800
Merrill Lynch & Co., Inc.	60,200	1,908,942
Morgan Stanley	136,000	4,905,520
		39,812,533
Electronics — 0.4%
Thermo Fisher Scientific, Inc.(a)	21,800	1,214,914
Tyco Electronics Ltd.	44,000	1,576,080
		2,790,994
Engineering & Construction — 1.9%
Foster Wheeler Ltd.(a)	112,900	8,258,635
McDermott International, Inc.(a)	96,200	5,953,818
		14,212,453
Entertainment — 0.3%
International Game Technology	90,050	2,249,449
Foods — 0.1%
Sysco Corp.	16,300	448,413
Health Care – Products — 5.6%
Alcon, Inc.	35,900	5,844,161
Baxter International, Inc.	82,500	5,275,050
Becton, Dickinson & Co.	35,300	2,869,890
Covidien Ltd.	27,300	1,307,397
Intuitive Surgical, Inc.(a)	6,300	1,697,220
Medtronic, Inc.	196,600	10,174,050
St. Jude Medical, Inc.(a)	176,000	7,194,880
Stryker Corp.	109,200	6,866,496
		41,229,144
Health Care – Services — 2.1%
Aetna, Inc.	203,800	8,260,014
Humana, Inc.(a)	79,200	3,149,784

	Number of Shares	Value
Laboratory Corp. of America Holdings(a)	46,600	$3,244,758
WellPoint, Inc.(a)	25,400	1,210,564
		15,865,120
Insurance — 0.1%
Prudential Financial, Inc.	10,100	603,374
Internet — 7.3%
Amazon.com, Inc.(a)	206,400	15,135,312
eBay, Inc.(a)	190,700	5,211,831
Expedia, Inc.(a)	72,200	1,327,036
Google, Inc. Class A(a)	47,000	24,741,740
McAfee, Inc.(a)	90,100	3,066,103
Tencent Holdings Ltd.	85,200	654,149
VeriSign, Inc.(a)	100,100	3,783,780
		53,919,951
Iron & Steel — 0.1%
Nucor Corp.	6,500	485,355
Lodging — 1.2%
Las Vegas Sands Corp.(a)	79,400	3,766,736
Marriott International, Inc. Class A	150,400	3,946,496
MGM Mirage(a)	41,189	1,395,895
		9,109,127
Machinery – Construction & Mining — 0.5%
Joy Global, Inc.	44,200	3,351,686
Manufacturing — 4.3%
Danaher Corp.	249,900	19,317,270
General Electric Co.	225,400	6,015,926
Illinois Tool Works, Inc.	69,800	3,316,198
Tyco International Ltd.	83,800	3,355,352
		32,004,746
Media — 1.7%
Discovery Holding Co. Class A(a)	108,100	2,373,876
The McGraw-Hill Cos., Inc.	140,100	5,620,812
Rogers Communications, Inc. Class B	81,700	3,158,522
Shaw Communications, Inc. Class B	58,100	1,182,916
		12,336,126
Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc.	105,800	12,398,702

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 4.8%
Chevron Corp.	26,300	$2,607,119
EOG Resources, Inc.	37,700	4,946,240
Exxon Mobil Corp.	109,500	9,650,235
Murphy Oil Corp.	76,000	7,451,800
Newfield Exploration Co.(a)	6,300	411,075
Petroleo Brasileiro SA Sponsored ADR (Brazil)	77,800	4,508,510
Suncor Energy, Inc.	12,800	743,936
Total SA Sponsored ADR (France)	58,000	4,945,660
		35,264,575
Oil & Gas Services — 6.9%
Baker Hughes, Inc.	96,600	8,437,044
Schlumberger Ltd.	237,800	25,546,854
Smith International, Inc.	203,700	16,935,618
		50,919,516
Pharmaceuticals — 6.4%
Allergan, Inc.	111,800	5,819,190
Cardinal Health, Inc.	700	36,106
Express Scripts, Inc.(a)	76,000	4,766,720
Gilead Sciences, Inc.(a)	296,100	15,678,495
Medco Health Solutions, Inc.(a)	148,600	7,013,920
Merck & Co., Inc.	57,800	2,178,482
Novartis AG	7,000	384,288
Roche Holding AG	26,334	4,730,721
Schering-Plough Corp.	76,000	1,496,440
Wyeth	115,600	5,544,176
		47,648,538
Retail — 6.7%
Bed Bath & Beyond, Inc.(a)	94,200	2,647,020
Coach, Inc.(a)	106,800	3,084,384
Costco Wholesale Corp.	63,900	4,481,946
CVS Caremark Corp.	423,068	16,740,801
Kohl's Corp.(a)	127,000	5,085,080
McDonald's Corp.	57,500	3,232,650
Wal-Mart Stores, Inc.	155,200	8,722,240
Yum! Brands, Inc.	154,000	5,403,860
		49,397,981
Semiconductors — 3.4%
Analog Devices, Inc.	87,200	2,770,344
Broadcom Corp. Class A(a)	79,000	2,155,910
Intel Corp.	259,900	5,582,652
Marvell Technology Group Ltd.(a)	501,800	8,861,788
Xilinx, Inc.	240,600	6,075,150
		25,445,844

	Number of Shares	Value
Software — 5.6%
Adobe Systems, Inc.(a)	89,400	$3,521,466
Autodesk, Inc.(a)	134,100	4,533,921
Electronic Arts, Inc.(a)	139,500	6,197,985
Fiserv, Inc.(a)	75,400	3,420,898
Intuit, Inc.(a)	70,300	1,938,171
Microsoft Corp.	649,400	17,864,994
Oracle Corp.(a)	191,300	4,017,300
		41,494,735
Telecommunications — 7.9%
America Movil SAB de C.V. Sponsored ADR (Mexico)	203,600	10,739,900
American Tower Corp. Class A(a)	252,700	10,676,575
AT&T, Inc.	95,500	3,217,395
Cisco Systems, Inc.(a)	400,700	9,320,282
Corning, Inc.	188,900	4,354,145
Juniper Networks, Inc.(a)	414,000	9,182,520
MetroPCS Communications, Inc.(a)	70,600	1,250,326
Nokia Oyj Sponsored ADR (Finland)	46,600	1,141,700
Nortel Networks Corp.(a)	3,209	26,378
Qualcomm, Inc.	189,100	8,390,367
		58,299,588
Toys, Games & Hobbies — 1.0%
Nintendo Co. Ltd. Sponsored ADR (Japan)	108,700	7,592,695
Transportation — 0.3%
Expeditors International of Washington, Inc.	52,200	2,244,600
TOTAL COMMON STOCK (Cost $724,288,869)		738,885,869
TOTAL EQUITIES (Cost $724,288,869)		738,885,869
RIGHTS — 0.0%
Computers — 0.0%
Seagate Technology(a) (b)	66,000	-
TOTAL RIGHTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $724,288,869)		738,885,869

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(c)	$7,168,216	$7,168,216
TOTAL SHORT-TERM INVESTMENTS (Cost $7,168,216)		7,168,216
TOTAL INVESTMENTS — 101.0% (Cost $731,457,085)(d)		746,054,085
Other Assets/ (Liabilities) — (1.0%)		(7,267,106)
NET ASSETS — 100.0%		$738,786,979

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Maturity value of $7,168,395. Collateralized by U.S. Government Agency obligations with a rate of 5.746%, maturity date of 10/10/36, and an aggregate market value, including accrued interest, of $7,315,139.

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Advertising — 0.2%
Omnicom Group, Inc.	4,700	$210,936
Aerospace & Defense — 1.6%
General Dynamics Corp.	4,800	404,160
Lockheed Martin Corp.	9,050	892,873
Rockwell Collins, Inc.	1,600	76,736
United Technologies Corp.	200	12,340
		1,386,109
Agriculture — 0.9%
Bunge Ltd.	1,400	150,766
Philip Morris International, Inc.	11,800	582,802
		733,568
Apparel — 0.2%
Nike, Inc. Class B	3,290	196,117
Banks — 1.5%
The Bank of New York Mellon Corp.	6,500	245,895
Northern Trust Corp.	3,500	239,995
State Street Corp.	12,250	783,878
		1,269,768
Beverages — 0.4%
The Coca-Cola Co.	300	15,594
PepsiCo, Inc.	4,500	286,155
		301,749
Biotechnology — 1.9%
Amgen, Inc.(a)	5,200	245,232
Celgene Corp.(a)	6,300	402,381
Genentech, Inc.(a)	8,650	656,535
Vertex Pharmaceuticals, Inc.(a)	9,400	314,618
		1,618,766
Chemicals — 1.9%
Monsanto Co.	4,300	543,692
The Mosaic Co.(a)	4,000	578,800
Potash Corp. of Saskatchewan, Inc.	750	171,428
Praxair, Inc.	3,700	348,688
		1,642,608
Commercial Services — 6.2%
Accenture Ltd. Class A	17,200	700,384
Apollo Group, Inc. Class A(a)	6,900	305,394

	Number of Shares	Value
Automatic Data Processing, Inc.	8,100	$339,390
Manpower, Inc.	6,900	401,856
Mastercard, Inc. Class A	700	185,864
McKesson Corp.	14,300	799,513
Monster Worldwide, Inc.(a)	4,300	88,623
Quanta Services, Inc.(a)	45,450	1,512,121
Visa, Inc. Class A(a)	4,600	374,026
Western Union Co.	24,100	595,752
		5,302,923
Computers — 4.9%
Apple, Inc.(a)	7,500	1,255,800
Dell, Inc.(a)	9,600	210,048
EMC Corp.(a)	43,700	641,953
Hewlett-Packard Co.	28,300	1,251,143
International Business Machines Corp.	5,050	598,576
NetApp, Inc.(a)	11,600	251,256
		4,208,776
Cosmetics & Personal Care — 0.3%
The Procter & Gamble Co.	3,600	218,916
Distribution & Wholesale — 0.4%
Fastenal Co.	1,800	77,688
Ingram Micro, Inc. Class A(a)	17,300	307,075
		384,763
Diversified Financial — 5.1%
American Express Co.	900	33,903
Ameriprise Financial, Inc.	3,600	146,412
BlackRock, Inc.	1,350	238,950
The Charles Schwab Corp.	6,500	133,510
Citigroup, Inc.	45,900	769,284
CME Group, Inc.	420	160,940
Franklin Resources, Inc.	4,300	394,095
Freddie Mac	32,400	531,360
The Goldman Sachs Group, Inc.	6,100	1,066,890
IntercontinentalExchange, Inc.(a)	100	11,400
Invesco Ltd.	5,900	141,482
Lehman Brothers Holdings, Inc.	6,950	137,679
Merrill Lynch & Co., Inc.	14,400	456,624
Morgan Stanley	5,400	194,778
		4,417,307

	Number of Shares	Value
Electric — 1.2%
Exelon Corp.	2,300	$206,908
Reliant Energy, Inc.(a)	38,500	818,895
		1,025,803
Electrical Components & Equipment — 1.2%
General Cable Corp.(a)	17,450	1,061,833
Electronics — 1.1%
Thermo Fisher Scientific, Inc.(a)	900	50,157
Thomas & Betts Corp.(a)	22,400	847,840
Tyco Electronics Ltd.	1,700	60,894
		958,891
Engineering & Construction — 3.6%
Foster Wheeler Ltd.(a)	18,140	1,326,941
McDermott International, Inc.(a)	3,800	235,182
The Shaw Group, Inc.(a)	25,450	1,572,556
		3,134,679
Entertainment — 0.1%
International Game Technology	3,600	89,928
Foods — 1.8%
Kraft Foods, Inc. Class A	34,500	981,525
The Kroger Co.	20,600	594,722
Sysco Corp.	400	11,004
		1,587,251
Gas — 0.4%
UGI Corp.	11,900	341,649
Health Care – Products — 1.9%
Alcon, Inc.	1,400	227,906
Baxter International, Inc.	3,300	211,002
Becton, Dickinson & Co.	1,400	113,820
Covidien Ltd.	1,300	62,257
Intuitive Surgical, Inc.(a)	200	53,880
Medtronic, Inc.	7,900	408,825
St. Jude Medical, Inc.(a)	6,900	282,072
Stryker Corp.	4,400	276,672
		1,636,434
Health Care – Services — 1.9%
Aetna, Inc.	8,300	336,399
Coventry Health Care, Inc.(a)	7,900	240,318
Humana, Inc.(a)	3,400	135,218
Laboratory Corp. of America Holdings(a)	1,900	132,297
UnitedHealth Group, Inc.	15,400	404,250

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B	5,900	$372,997
WellPoint, Inc.(a)	1,000	47,660
		1,669,139
Insurance — 1.4%
ACE Ltd.	5,400	297,486
American International Group, Inc.	21,600	571,536
Everest Re Group Ltd.	4,400	350,724
Prudential Financial, Inc.	400	23,896
		1,243,642
Internet — 9.2%
Amazon.com, Inc.(a)	27,900	2,045,907
eBay, Inc.(a)	64,850	1,772,351
Expedia, Inc.(a)	9,950	182,881
Google, Inc. Class A(a)	3,300	1,737,186
McAfee, Inc.(a)	3,800	129,314
Tencent Holdings Ltd.	4,800	36,853
VeriSign, Inc.(a)	9,100	343,980
Yahoo!, Inc.(a)	79,700	1,646,602
		7,895,074
Iron & Steel — 0.0%
Nucor Corp.	300	22,401
Lodging — 0.4%
Las Vegas Sands Corp.(a)	3,300	156,552
Marriott International, Inc. Class A	6,000	157,440
MGM Mirage(a)	1,958	66,357
		380,349
Machinery – Construction & Mining — 1.1%
Caterpillar, Inc.	10,800	797,256
Joy Global, Inc.	1,600	121,328
		918,584
Machinery – Diversified — 0.9%
AGCO Corp.(a)	4,800	251,568
Cummins, Inc.	4,350	285,012
Flowserve Corp.	1,560	213,252
		749,832
Manufacturing — 2.5%
Danaher Corp.	15,000	1,159,500
General Electric Co.	9,100	242,879
Honeywell International, Inc.	5,900	296,652
Illinois Tool Works, Inc.	2,500	118,775
Parker Hannifin Corp.	3,200	228,224
Tyco International Ltd.	3,400	136,136
		2,182,166

	Number of Shares	Value
Media — 2.8%
The DIRECTV Group, Inc.(a)	26,800	$694,388
Discovery Holding Co. Class A(a)	4,800	105,408
DISH Network Corp. Class A(a)	12,300	360,144
The McGraw-Hill Cos., Inc.	5,800	232,696
Rogers Communications, Inc. Class B	3,300	127,578
Shaw Communications, Inc. Class B	2,400	48,864
The Walt Disney Co.	10,350	322,920
XM Satellite Radio Holdings, Inc. Class A(a)	67,000	525,280
		2,417,278
Metal Fabricate & Hardware — 0.6%
Precision Castparts Corp.	5,280	508,834
Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	7,900	925,801
Southern Copper Corp.	1,500	159,945
		1,085,746
Oil & Gas — 5.0%
Chevron Corp.	1,000	99,130
ConocoPhillips Co.	4,800	453,072
EOG Resources, Inc.	1,550	203,360
Exxon Mobil Corp.	8,090	712,972
Hess Corp.	3,927	495,548
Murphy Oil Corp.	3,000	294,150
Nabors Industries Ltd.(a)	14,000	689,220
Newfield Exploration Co.(a)	300	19,575
Petroleo Brasileiro SA Sponsored ADR (Brazil)	3,200	185,440
Suncor Energy, Inc.	600	34,872
Total SA Sponsored ADR (France)	2,400	204,648
Unit Corp.(a)	4,800	398,256
XTO Energy, Inc.	8,100	554,931
		4,345,174
Oil & Gas Services — 4.0%
Baker Hughes, Inc.	3,700	323,158
Halliburton Co.	26,700	1,416,969
Schlumberger Ltd.	9,250	993,727
Smith International, Inc.	8,200	681,748
		3,415,602
Pharmaceuticals — 5.1%
Abbott Laboratories	4,000	211,880
Allergan, Inc.	4,600	239,430
Amylin Pharmaceuticals, Inc.(a)	6,900	175,191
Bristol-Myers Squibb Co.	28,300	580,999

	Number of Shares	Value
Cardinal Health, Inc.	100	$5,158
Eli Lilly & Co.	8,400	387,744
Express Scripts, Inc.(a)	2,700	169,344
Forest Laboratories, Inc.(a)	6,200	215,388
Gilead Sciences, Inc.(a)	17,100	905,445
Medco Health Solutions, Inc.(a)	6,000	283,200
Merck & Co., Inc.	1,800	67,842
Roche Holding AG	1,044	187,547
Schering-Plough Corp.	26,400	519,816
Wyeth	8,900	426,844
		4,375,828
Retail — 5.2%
Abercrombie & Fitch Co. Class A	5,850	366,678
Bed Bath & Beyond, Inc.(a)	3,700	103,970
Coach, Inc.(a)	3,500	101,080
Costco Wholesale Corp.	9,400	659,316
CVS Caremark Corp.	16,900	668,733
GameStop Corp. Class A(a)	5,850	236,340
The Gap, Inc.	21,800	363,406
Kohl's Corp.(a)	5,100	204,204
McDonald's Corp.	2,300	129,306
The TJX Cos., Inc.	7,000	220,290
Wal-Mart Stores, Inc.	22,280	1,252,136
Yum! Brands, Inc.	6,300	221,067
		4,526,526
Semiconductors — 3.7%
Analog Devices, Inc.	3,500	111,195
Broadcom Corp. Class A(a)	3,300	90,057
Intel Corp.	26,900	577,812
Lam Research Corp.(a)	10,200	368,730
LSI Corp.(a)	27,600	169,464
Marvell Technology Group Ltd.(a)	20,400	360,264
MEMC Electronic Materials, Inc.(a)	3,800	233,852
Texas Instruments, Inc.	36,600	1,030,656
Xilinx, Inc.	10,100	255,025
		3,197,055
Software — 7.1%
Adobe Systems, Inc.(a)	3,600	141,804
Autodesk, Inc.(a)	16,100	544,341
BMC Software, Inc.(a)	10,190	366,840
Electronic Arts, Inc.(a)	26,600	1,181,838
Fiserv, Inc.(a)	3,000	136,110
Intuit, Inc.(a)	2,700	74,439
Microsoft Corp.	72,000	1,980,720
Oracle Corp.(a)	38,500	808,500
Red Hat, Inc.(a)	42,100	871,049
		6,105,641

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 9.2%
America Movil SAB de C.V. Sponsored ADR (Mexico)	7,900	$416,725
American Tower Corp. Class A(a)	9,700	409,825
AT&T, Inc.	14,300	481,767
Cisco Systems, Inc.(a)	74,650	1,736,359
Corning, Inc.	20,200	465,610
Juniper Networks, Inc.(a)	16,400	363,752
MetroPCS Communications, Inc.(a)	2,900	51,359
Nokia Oyj Sponsored ADR (Finland)	88,250	2,162,125
Qualcomm, Inc.	40,900	1,814,733
		7,902,255
Toys, Games & Hobbies — 0.4%
Nintendo Co. Ltd.	600	337,665
Transportation — 0.7%
Expeditors International of Washington, Inc.	2,100	90,300
FedEx Corp.	6,700	527,893
		618,193
TOTAL COMMON STOCK (Cost $95,635,617)		85,625,758
TOTAL EQUITIES (Cost $95,635,617)		85,625,758
TOTAL LONG-TERM INVESTMENTS (Cost $95,635,617)		85,625,758
	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$891,810	891,810
TOTAL SHORT-TERM INVESTMENTS (Cost $891,810)		891,810
TOTAL INVESTMENTS — 100.3% (Cost $96,527,427)(c)		86,517,568
Other Assets/ (Liabilities) — (0.3%)		(273,435)
NET ASSETS — 100.0%		$86,244,133

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $891,833. Collateralized by U.S. Government Agency obligations with rates ranging from 2.820% - 5.751%, maturity dates ranging from 8/15/36 - 10/01/36, and an aggregate market value, including accrued interest, of $915,037.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%
COMMON STOCK — 98.7%
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	4,500	$443,970
Apparel — 0.9%
Nike, Inc. Class B	6,200	369,582
Beverages — 2.5%
The Coca-Cola Co.	7,700	400,246
PepsiCo, Inc.	9,275	589,797
		990,043
Biotechnology — 3.7%
Celgene Corp.(a)	14,425	921,325
Genentech, Inc.(a)	7,165	543,823
		1,465,148
Chemicals — 5.4%
Air Products & Chemicals, Inc.	6,685	660,879
Monsanto Co.	11,495	1,453,428
		2,114,307
Computers — 13.3%
Apple, Inc.(a)	14,180	2,374,299
Hewlett-Packard Co.	40,080	1,771,937
Research In Motion Ltd.(a)	9,350	1,093,015
		5,239,251
Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	5,100	352,410
The Procter & Gamble Co.	7,525	457,595
		810,005
Diversified Financial — 10.5%
The Blackstone Group LP	28,750	523,537
CME Group, Inc.	3,509	1,344,614
Fannie Mae	19,150	373,617
Franklin Resources, Inc.	6,350	581,977
The Goldman Sachs Group, Inc.	3,195	558,805
Merrill Lynch & Co., Inc.	12,550	397,961
NYSE Euronext	7,000	354,620
		4,135,131
Electronics — 0.2%
Thermo Fisher Scientific, Inc.(a)	1,500	83,595
Engineering & Construction — 0.7%
Fluor Corp.(a)	1,434	266,839

	Number of Shares	Value
Foods — 2.6%
Wrigley (Wm.) Jr. Co.	13,040	$1,014,251
Health Care – Products — 5.4%
Alcon, Inc.	6,515	1,060,577
Baxter International, Inc.	6,750	431,595
Becton, Dickinson & Co.	7,745	629,668
		2,121,840
Internet — 6.1%
Google, Inc. Class A(a)	4,515	2,376,786
Machinery – Diversified — 1.5%
Deere & Co.	7,955	573,794
Manufacturing — 3.3%
Honeywell International, Inc.	16,705	839,927
Textron, Inc.	9,220	441,915
		1,281,842
Mining — 0.5%
Rio Tinto PLC Sponsored ADR (United Kingdom)	375	185,625
Oil & Gas — 2.8%
EOG Resources, Inc.	8,275	1,085,680
Oil & Gas Services — 8.4%
Baker Hughes, Inc.	7,000	611,380
Cameron International Corp.(a)	12,000	664,200
National Oilwell Varco, Inc.(a)	5,900	523,448
Schlumberger Ltd.	13,860	1,488,980
		3,288,008
Pharmaceuticals — 10.4%
Abbott Laboratories	16,510	874,535
Gilead Sciences, Inc.(a)	24,760	1,311,042
Medco Health Solutions, Inc.(a)	19,320	911,904
Teva Pharmaceutical Sponsored ADR (Israel)	21,270	974,166
		4,071,647
Retail — 4.7%
Costco Wholesale Corp.	7,580	531,661
Kohl's Corp.(a)	4,930	197,397
McDonald's Corp.	5,425	304,994
Starbucks Corp.(a)	23,200	365,168
Target Corp.	6,885	320,084
Wal-Mart Stores, Inc.	2,150	120,830
		1,840,134

	Number of Shares	Value
Semiconductors — 5.2%
Analog Devices, Inc.	8,475	$269,251
Broadcom Corp. Class A(a)	13,615	371,553
MEMC Electronic Materials, Inc.(a)	13,245	815,097
Nvidia Corp.(a)	32,300	604,656
		2,060,557
Software — 2.2%
Microsoft Corp.	17,800	489,678
Salesforce.com, Inc.(a)	2,715	185,245
VMware, Inc. Class A(a)	3,600	193,896
		868,819
Telecommunications — 5.2%
America Movil SAB de C.V. Sponsored ADR (Mexico)	4,510	237,903
Cisco Systems, Inc.(a)	52,100	1,211,846
Nokia Oyj Sponsored ADR (Finland)	18,100	443,450
Qualcomm, Inc.	3,525	156,404
		2,049,603
TOTAL COMMON STOCK (Cost $37,697,000)		38,736,457
TOTAL EQUITIES (Cost $37,697,000)		38,736,457
TOTAL LONG-TERM INVESTMENTS (Cost $37,697,000)		38,736,457
	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$470,516	470,516
TOTAL SHORT-TERM INVESTMENTS (Cost $470,516)		470,516
TOTAL INVESTMENTS — 99.9% (Cost $38,167,516)(c)		39,206,973
Other Assets/ (Liabilities) — 0.1%		20,277
NET ASSETS — 100.0%		$39,227,250

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $470,528. Collateralized by U.S. Government Agency obligations with a rate of 2.771%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $480,477.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Biotechnology — 7.5%
Abraxis BioScience, Inc.(a)	26,324	$1,670,521
Genentech, Inc.(a)	208,750	15,844,125
Genzyme Corp.(a)	187,850	13,528,957
		31,043,603
Chemicals — 1.1%
Praxair, Inc.	50,000	4,712,000
Commercial Services — 9.2%
Iron Mountain, Inc.(a)	116,400	3,090,420
Mastercard, Inc. Class A	27,500	7,301,800
Moody's Corp.	215,500	7,421,820
Visa, Inc. Class A(a)	215,200	17,497,912
Weight Watchers International, Inc.	85,000	3,026,850
		38,338,802
Computers — 12.5%
Apple, Inc.(a)	137,450	23,014,628
EMC Corp.(a)	712,750	10,470,297
Research In Motion Ltd.(a)	58,000	6,780,200
Seagate Technology	300,000	5,739,000
Sun Microsystems, Inc.(a)	230,000	2,502,400
Teradata Corp.(a)	160,000	3,702,400
		52,208,925
Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	82,000	4,986,420
Diversified Financial — 6.6%
CME Group, Inc.	34,550	13,239,214
IntercontinentalExchange, Inc.(a)	126,450	14,415,300
		27,654,514
Entertainment — 0.7%
International Game Technology	110,000	2,747,800
Health Care – Products — 5.7%
Intuitive Surgical, Inc.(a)	36,500	9,833,100
Stryker Corp.	100,000	6,288,000
Varian Medical Systems, Inc.(a)	144,900	7,513,065
		23,634,165
Health Care – Services — 1.1%
UnitedHealth Group, Inc.	170,000	4,462,500
Internet — 12.9%
Amazon.com, Inc.(a)	219,400	16,088,602
eBay, Inc.(a)	180,000	4,919,400
Google, Inc. Class A(a)	56,950	29,979,619
VeriSign, Inc.(a)	74,600	2,819,880
		53,807,501

	Number of Shares	Value
Lodging — 2.7%
Las Vegas Sands Corp.(a)	173,350	$8,223,724
MGM Mirage(a)	90,000	3,050,100
		11,273,824
Oil & Gas — 1.2%
EOG Resources, Inc.	38,000	4,985,600
Oil & Gas Services — 11.7%
FMC Technologies, Inc.(a)	100,450	7,727,619
National Oilwell Varco, Inc.(a)	252,878	22,435,336
Schlumberger Ltd.	171,300	18,402,759
		48,565,714
Pharmaceuticals — 4.3%
Allergan, Inc.	340,200	17,707,410
Retail — 4.5%
Staples, Inc.	215,000	5,106,250
Starbucks Corp.(a)	584,150	9,194,521
Walgreen Co.	135,000	4,388,850
		18,689,621
Semiconductors — 2.8%
Broadcom Corp. Class A(a)	429,500	11,721,055
Software — 4.5%
Cerner Corp.(a)	73,400	3,316,212
Intuit, Inc.(a)	185,000	5,100,450
Salesforce.com, Inc.(a)	148,350	10,121,921
		18,538,583
Telecommunications — 5.7%
America Movil SAB de C.V. Sponsored ADR (Mexico)	197,450	10,415,488
Crown Castle International Corp.(a)	115,000	4,453,950
Nortel Networks Corp.(a)	5	41
Qualcomm, Inc.	200,000	8,874,000
		23,743,479
Transportation — 3.4%
Expeditors International of Washington, Inc.	231,300	9,945,900
United Parcel Service, Inc. Class B	70,000	4,302,900
		14,248,800
TOTAL COMMON STOCK (Cost $390,708,945)		413,070,316
TOTAL EQUITIES (Cost $390,708,945)		413,070,316
TOTAL LONG-TERM INVESTMENTS (Cost $390,708,945)		413,070,316

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$1,656,842	$1,656,842
TOTAL SHORT-TERM INVESTMENTS (Cost $1,656,842)		1,656,842
TOTAL INVESTMENTS — 99.7% (Cost $392,365,787)(c)		414,727,158
Other Assets/ (Liabilities) — 0.3%		1,148,592
NET ASSETS — 100.0%		$415,875,750

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $1,656,883. Collateralized by U.S. Government Agency obligations with rates ranging from 2.770% - 5.746%, maturity dates ranging from 8/15/36 - 10/01/36, and an aggregate market value, including accrued interest, of $1,694,409.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Advertising — 0.4%
Focus Media Holding Ltd. ADR (Cayman Islands)(a)	3,163	$87,678
Lamar Advertising Co. Class A(a)	2,156	77,681
		165,359
Airlines — 0.3%
Ryanair Holdings PLC Sponsored ADR (Ireland)(a)	3,418	97,994
UAL Corp.	3,471	18,119
		116,113
Auto Manufacturers — 1.1%
Paccar, Inc.	11,960	500,287
Beverages — 0.2%
Hansen Natural Corp.(a)	2,715	78,246
Biotechnology — 6.2%
Amgen, Inc.(a)	14,763	696,223
Biogen Idec, Inc.(a)	9,214	514,971
Celgene Corp.(a)	12,655	808,275
Genzyme Corp.(a)	9,771	703,707
Vertex Pharmaceuticals, Inc.(a)	4,283	143,352
		2,866,528
Chemicals — 0.4%
Sigma-Aldrich Corp.	3,619	194,919
Commercial Services — 1.3%
Apollo Group, Inc. Class A(a)	4,932	218,291
Monster Worldwide, Inc.(a)	3,784	77,988
Paychex, Inc.	9,982	312,237
		608,516
Computers — 20.3%
Apple, Inc.(a)	35,894	6,010,091
Cadence Design Systems, Inc.(a)	8,054	81,345
Cognizant Technology Solutions Corp. Class A(a)	8,234	267,687
Dell, Inc.(a)	21,707	474,949
Logitech International SA(a)	5,117	137,136
NetApp, Inc.(a)	10,461	226,585
Research In Motion Ltd.(a)	16,475	1,925,928
SanDisk Corp.(a)	5,993	112,069
Sun Microsystems, Inc.(a)	9,929	108,028
		9,343,818

	Number of Shares	Value
Distribution & Wholesale — 0.4%
Fastenal Co.	4,177	$180,279
Electronics — 1.1%
Flextronics International Ltd.(a)	26,535	249,429
Garmin Ltd.	5,863	251,171
		500,600
Engineering & Construction — 0.7%
Foster Wheeler Ltd.(a)	4,411	322,665
Environmental Controls — 0.3%
Stericycle, Inc.(a)	2,644	136,695
Foods — 0.2%
Whole Foods Market, Inc.	4,018	95,186
Health Care – Products — 1.3%
Henry Schein, Inc.(a)	2,618	135,010
Hologic, Inc.(a)	7,856	171,261
Intuitive Surgical, Inc.(a)	1,125	303,075
		609,346
Internet — 12.6%
Akamai Technologies, Inc.(a)	4,664	162,261
Amazon.com, Inc.(a)	8,061	591,113
Baidu.com ADR (Cayman Islands)(a)	766	239,727
Check Point Software Technologies Ltd.(a)	6,287	148,813
eBay, Inc.(a)	28,663	783,360
Expedia, Inc.(a)	8,218	151,047
Google, Inc. Class A(a)	4,240	2,232,021
IAC/InterActiveCorp(a)	8,393	161,817
Liberty Media Holding Corp. Interactive Class A(a)	15,906	234,773
Symantec Corp.(a)	25,647	496,269
VeriSign, Inc.(a)	5,404	204,271
Yahoo!, Inc.(a)	19,374	400,267
		5,805,739
Iron & Steel — 0.5%
Steel Dynamics, Inc.	5,696	222,543
Lodging — 0.6%
Wynn Resorts Ltd.	3,560	289,606
Machinery – Construction & Mining — 0.5%
Joy Global, Inc.	3,087	234,087
Media — 4.3%
Comcast Corp. Class A	41,627	789,664
The DIRECTV Group, Inc.(a)	24,283	629,173

	Number of Shares	Value
Discovery Holding Co. Class A(a)	7,026	$154,291
DISH Network Corp. Class A(a)	6,374	186,631
Liberty Global, Inc. Class A(a)	4,715	148,192
Sirius Satellite Radio, Inc.(a)	47,287	90,791
		1,998,742
Pharmaceuticals — 6.8%
Amylin Pharmaceuticals, Inc.(a)	3,819	96,964
Cephalon, Inc.(a)	1,920	128,045
DENTSPLY International, Inc.	4,221	155,333
Express Scripts, Inc.(a)	6,570	412,070
Gilead Sciences, Inc.(a)	26,538	1,405,187
Patterson Cos., Inc.(a)	3,662	107,626
Teva Pharmaceutical Sponsored ADR (Israel)	18,332	839,606
		3,144,831
Retail — 4.2%
Bed Bath & Beyond, Inc.(a)	10,193	286,423
Costco Wholesale Corp.	6,669	467,763
PetSmart, Inc.	3,683	73,476
Sears Holdings Corp.(a)	4,033	297,071
Staples, Inc.	13,796	327,655
Starbucks Corp.(a)	29,362	462,158
		1,914,546
Semiconductors — 8.5%
Altera Corp.	12,310	254,817
Applied Materials, Inc.	20,387	389,188
Broadcom Corp. Class A(a)	11,891	324,505
Intel Corp.	58,675	1,260,339
KLA-Tencor Corp.	6,038	245,807
Lam Research Corp.(a)	3,779	136,611
Linear Technology Corp.	8,652	281,796
Marvell Technology Group Ltd.(a)	16,690	294,746
Microchip Technology, Inc.	4,489	137,094
Nvidia Corp.(a)	15,889	297,442
Xilinx, Inc.	10,817	273,129
		3,895,474
Software — 14.5%
Activision, Inc.(a)	7,762	264,451
Adobe Systems, Inc.(a)	15,217	599,398
Autodesk, Inc.(a)	6,813	230,348
CA, Inc.	14,360	331,572
Citrix Systems, Inc.(a)	6,411	188,548
Electronic Arts, Inc.(a)	9,348	415,332

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fiserv, Inc.(a)	5,990	$271,766
Infosys Technologies Ltd. Sponsored ADR (India)	3,288	142,896
Intuit, Inc.(a)	11,807	325,519
Microsoft Corp.	93,501	2,572,212
Oracle Corp.(a)	62,852	1,319,892
		6,661,934
Telecommunications — 11.0%
Cisco Systems, Inc.(a)	61,614	1,433,142
Juniper Networks, Inc.(a)	10,082	223,619
Leap Wireless International, Inc.(a)	2,015	86,988
Level 3 Communications, Inc.(a)	44,038	129,912
Millicom International Cellular SA	3,045	315,157
NII Holdings, Inc.(a)	4,755	225,815
Qualcomm, Inc.	56,931	2,526,028
Virgin Media, Inc.	10,498	142,878
		5,083,539
Textiles — 0.3%
Cintas Corp.	5,370	142,359
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	4,932	270,471
Expeditors International of Washington, Inc.	6,132	263,676
		534,147
TOTAL COMMON STOCK (Cost $40,891,779)		45,646,104
TOTAL EQUITIES (Cost $40,891,779)		45,646,104
TOTAL LONG-TERM INVESTMENTS (Cost $40,891,779)		45,646,104

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$389,234	$389,234
Discount Notes — 0.4%
U.S. Treasury Bill(c) 2.060% 12/04/08	170,000	168,482
TOTAL SHORT-TERM INVESTMENTS (Cost $557,716)		557,716
TOTAL INVESTMENTS — 100.4% (Cost $41,449,495)(d)		46,203,820
Other Assets/ (Liabilities) — (0.4%)		(200,070)
NET ASSETS — 100.0%		$46,003,750

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $389,243. Collateralized by U.S. Government Agency obligations with a rate of 2.821%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $398,965.

(c)  This security is held as collateral for open futures contracts.(Note 2).

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%
COMMON STOCK — 94.8%
Banks — 8.8%
The Bank of New York Mellon Corp.	920,000	$34,803,600
Capital One Financial Corp.	593,100	22,543,731
		57,347,331
Commercial Services — 5.2%
Robert Half International, Inc.	1,400,000	33,558,000
Computers — 12.8%
Dell, Inc.(a)	1,833,900	40,125,732
Hewlett-Packard Co.	968,400	42,812,964
		82,938,696
Diversified Financial — 17.0%
Discover Financial Services	1,907,800	25,125,726
JP Morgan Chase & Co.	800,000	27,448,000
Merrill Lynch & Co., Inc.	960,000	30,441,600
Morgan Stanley	755,400	27,247,278
		110,262,604
Leisure Time — 4.8%
Carnival Corp.	949,500	31,295,520
Lodging — 4.8%
Starwood Hotels & Resorts Worldwide, Inc.	770,000	30,853,900
Media — 6.0%
Discovery Holding Co. Class A(a)	1,320,000	28,987,200
Liberty Media Corp. Capital Class A(a)	668,000	9,619,200
		38,606,400
Retail — 12.3%
Best Buy Co., Inc.	647,200	25,629,120
Tiffany & Co.	890,800	36,300,100
Yum! Brands, Inc.	500,000	17,545,000
		79,474,220
Semiconductors — 15.5%
Intel Corp.	2,372,900	50,969,892
Micron Technology, Inc.(a)	2,396,300	14,377,800
National Semiconductor Corp.	1,723,800	35,406,852
		100,754,544
Telecommunications — 5.3%
Virgin Media, Inc.	2,500,000	34,025,000

	Number of Shares	Value
Transportation — 2.3%
Union Pacific Corp.	200,000	$15,100,000
TOTAL COMMON STOCK (Cost $662,958,028)		614,216,215
TOTAL EQUITIES (Cost $662,958,028)		614,216,215
TOTAL LONG-TERM INVESTMENTS (Cost $662,958,028)		614,216,215
	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%
Repurchase Agreement — 4.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$28,725,439	28,725,439
TOTAL SHORT-TERM INVESTMENTS (Cost $28,725,439)		28,725,439
TOTAL INVESTMENTS — 99.2% (Cost $691,683,467)(c)		642,941,654
Other Assets/ (Liabilities) — 0.8%		5,396,988
NET ASSETS — 100.0%		$648,338,642

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $28,726,157. Collateralized by U.S. Government Agency obligations with rates ranging from 2.708% - 2.808%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $29,302,649.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%
COMMON STOCK — 96.9%
Advertising — 3.2%
Harte-Hanks, Inc.	423,235	$4,846,041
Automotive & Parts — 0.6%
Autoliv, Inc.	19,440	906,293
Banks — 2.0%
City National Corp.	70,716	2,975,022
Chemicals — 5.6%
International Flavors & Fragrances, Inc.	138,243	5,399,771
The Valspar Corp.	158,960	3,005,934
		8,405,705
Commercial Services — 4.1%
Corinthian Colleges, Inc.(a)	529,900	6,152,139
Computers — 3.1%
Diebold, Inc.	130,985	4,660,446
Electrical Components & Equipment — 4.1%
Hubbell, Inc. Class B	65,358	2,605,823
Molex, Inc.	145,000	3,539,450
		6,145,273
Electronics — 5.6%
Cymer, Inc.(a)	154,950	4,165,056
Flextronics International Ltd.(a)	454,855	4,275,637
		8,440,693
Entertainment — 2.3%
International Speedway Corp. Class A	87,651	3,421,018
Foods — 4.6%
Hain Celestial Group, Inc.(a)	160,277	3,763,304
Pilgrim's Pride Corp.	246,614	3,203,516
		6,966,820
Health Care – Services — 3.5%
Quest Diagnostics, Inc.	109,078	5,287,011
Home Builders — 2.2%
NVR, Inc.(a)	6,519	3,260,021
Household Products — 1.4%
The Scotts Miracle-Gro Co. Class A	118,500	2,082,045

	Number of Shares	Value
Insurance — 13.3%
Arthur J. Gallagher & Co.	222,487	$5,361,937
RenaissanceRe Holdings Ltd.	60,240	2,690,921
Stewart Information Services Corp.	120,072	2,322,192
Unum Group	76,862	1,571,828
White Mountains Insurance Group Ltd.	9,517	4,082,793
Willis Group Holdings Ltd.	129,400	4,059,278
		20,088,949
Machinery – Diversified — 5.6%
Albany International Corp. Class A	117,667	3,412,343
Briggs & Stratton Corp.	399,550	5,066,294
		8,478,637
Manufacturing — 4.5%
Carlisle Cos., Inc.	42,075	1,220,175
Dover Corp.	115,964	5,609,179
		6,829,354
Office Furnishings — 2.1%
Steelcase, Inc. Class A	321,102	3,220,653
Packaging & Containers — 3.2%
Bemis Co., Inc.	217,950	4,886,439
Pharmaceuticals — 3.4%
Alpharma, Inc. Class A(a)	225,220	5,074,207
Real Estate Investment Trusts (REITS) — 2.4%
CapitalSource, Inc.	328,242	3,636,921
Retail — 8.9%
Family Dollar Stores, Inc.	305,960	6,100,843
Jones Apparel Group, Inc.	133,437	1,834,759
Office Depot, Inc.(a)	177,700	1,944,038
Zale Corp.(a)	189,060	3,571,343
		13,450,983
Semiconductors — 3.0%
Entegris, Inc.(a)	704,905	4,617,128
Software — 5.5%
IMS Health, Inc.	212,928	4,961,223
Parametric Technology Corp.(a)	203,617	3,394,295
		8,355,518

	Number of Shares	Value
Textiles — 2.7%
G&K Services, Inc. Class A	136,095	$4,145,454
TOTAL COMMON STOCK (Cost $193,257,030)		146,332,770
TOTAL EQUITIES (Cost $193,257,030)		146,332,770
TOTAL LONG-TERM INVESTMENTS (Cost $193,257,030)		146,332,770
	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$5,313,951	5,313,951
TOTAL SHORT-TERM INVESTMENTS (Cost $5,313,951)		5,313,951
TOTAL INVESTMENTS — 100.4% (Cost $198,570,981)(c)		151,646,721
Other Assets/ (Liabilities) — (0.4%)		(536,716)
NET ASSETS — 100.0%		$151,110,005

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $5,314,084. Collateralized by U.S. Government Agency obligations with a rate of 2.861%, maturity date of 8/25/36, and an aggregate market value, including accrued interest, of $5,420,667.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%
COMMON STOCK — 98.7%
Aerospace & Defense — 0.3%
Argon ST, Inc.(a)	400	$9,920
Cubic Corp.	4,100	91,348
Curtiss-Wright Corp.	3,300	147,642
Ducommun, Inc.(a)	7,100	163,016
		411,926
Agriculture — 0.4%
Alliance One International, Inc.(a)	55,700	284,627
Universal Corp.	5,800	262,276
		546,903
Airlines — 0.8%
Alaska Air Group, Inc.(a)	15,800	242,372
JetBlue Airways Corp.(a)	42,100	157,033
Republic Airways Holdings, Inc.(a)	26,900	232,954
SkyWest, Inc.	22,200	280,830
UAL Corp.	4,400	22,968
US Airways Group, Inc.(a)	31,400	78,500
		1,014,657
Apparel — 0.8%
Carter's, Inc.(a)	15,700	216,974
Maidenform Brands, Inc.(a)	5,000	67,500
Oxford Industries, Inc.	5,400	103,410
Perry Ellis International, Inc.(a)	3,800	80,636
Skechers U.S.A., Inc. Class A(a)	7,000	138,320
Steven Madden Ltd.(a)	200	3,676
Timberland Co. Class A(a)	30,300	495,405
		1,105,921
Auto Manufacturers — 0.1%
Wabash National Corp.	13,600	102,816
Automotive & Parts — 1.7%
American Axle & Manufacturing Holdings, Inc.	21,700	173,383
ATC Technology Corp.(a)	6,600	153,648
Cooper Tire & Rubber Co.	24,900	195,216
Dana Holding Corp.(a)	79,800	426,930
Hayes Lemmerz International, Inc.(a)	15,400	43,736
Lear Corp.(a)	35,100	497,718
Modine Manufacturing Co.	1,700	21,029

	Number of Shares	Value
Superior Industries International, Inc.	13,700	$231,256
Tenneco, Inc.(a)	12,300	166,419
Visteon Corp.(a)	145,600	382,928
		2,292,263
Banks — 8.5%
Amcore Financial, Inc.	12,463	70,541
Arrow Financial Corp.	500	9,065
BancFirst Corp.	2,100	89,880
Banco Latinoamericano de Exportaciones SA Class E	41,600	673,504
Boston Private Financial Holdings, Inc.	27,400	155,358
Cathay General Bancorp	37,300	405,451
Centennial Bank Holdings, Inc.(a)	67,200	241,920
Central Pacific Financial Corp.	17,100	182,286
Chemical Financial Corp.	18,300	373,320
City Bank	400	3,440
City Holding Co.	7,200	293,544
The Colonial BancGroup, Inc.	10,300	45,526
Community Bank System, Inc.	100	2,062
CVB Financial Corp.	5,170	48,805
F.N.B. Corp.	34,100	401,698
First Bancorp	32,600	206,684
First Bancorp	12,300	155,472
First Commonwealth Financial Corp.	11,700	109,161
First Community Bancshares, Inc.	200	5,640
First Financial Corp.	2,600	79,586
First Merchants Corp.	15,800	286,770
First Midwest Bancorp, Inc.	800	14,920
FirstMerit Corp.	37,500	611,625
Hanmi Financial Corp.	52,500	273,525
International Bancshares Corp.	37,100	792,827
Lakeland Bancorp, Inc.	12,075	147,073
MainSource Financial Group, Inc.	9,030	139,965
National Penn Bancshares, Inc.	5,768	76,599
NBT Bancorp, Inc.	8,300	171,063
Old National Bancorp	17,600	250,976
Oriental Financial Group, Inc.	34,700	494,822
Pacific Capital Bancorp	40,300	555,334

	Number of Shares	Value
PacWest Bancorp	16,600	$247,008
Park National Corp.	3,300	177,870
Peoples Bancorp, Inc.	4,200	79,716
Prosperity Bancshares, Inc.	900	24,057
Provident Bankshares Corp.	23,300	148,654
Republic Bancorp, Inc. Class A	3,900	95,940
S&T Bancorp, Inc.	11,900	345,814
Santander BanCorp	2,300	24,403
SCBT Financial Corp.	1,215	34,700
Simmons First National Corp. Class A	9,300	260,121
Suffolk Bancorp	10,100	296,738
Sun Bancorp, Inc.(a)	5,623	57,071
Susquehanna Bancshares, Inc.	23,100	316,239
SVB Financial Group(a)	2,700	129,897
SY Bancorp, Inc.	4,700	100,392
Trustmark Corp.	3,700	65,305
UMB Financial Corp.	18,700	958,749
United Bankshares, Inc.	5,700	130,815
United Community Banks	20,700	176,571
Univest Corp. of Pennsylvania	4,500	89,370
Wilshire Bancorp, Inc.	12,600	107,982
		11,235,854
Biotechnology — 0.2%
Affymetrix, Inc.(a)	28,600	294,294
Cambrex Corp.(a)	6,300	36,981
		331,275
Building Materials — 0.8%
Comfort Systems USA, Inc.	48,700	654,528
Gibraltar Industries, Inc.	4,400	70,268
NCI Building Systems, Inc.(a)	5,900	216,707
Quanex Building Products Corp.	6,300	93,618
		1,035,121
Chemicals — 3.6%
H.B. Fuller Co.	21,700	486,948
Hercules, Inc.	3,400	57,562
Innophos Holdings, Inc.	8,600	274,770
Minerals Technologies, Inc.	11,900	756,721
Olin Corp.	42,300	1,107,414
OM Group, Inc.(a)	12,000	393,480
Rockwood Holdings, Inc.(a)	13,300	462,840
Sensient Technologies Corp.	19,400	546,304

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stepan Co.	3,200	$145,984
W.R. Grace & Co.(a)	22,100	519,129
		4,751,152
Commercial Services — 4.8%
Aaron Rents, Inc.	400	8,932
Advance America Cash Advance Centers, Inc.	48,300	245,364
Albany Molecular Research, Inc.(a)	10,600	140,662
Bowne & Co., Inc.	30,100	383,775
CDI Corp.	5,000	127,200
Consolidated Graphics, Inc.(a)	4,600	226,642
Deluxe Corp.	1,600	28,512
First Advantage Corp. Class A(a)	6,000	95,100
Global Cash Access Holdings, Inc.(a)	4,800	32,928
Healthspring, Inc.(a)	21,500	362,920
Hudson Highland Group, Inc.(a)	23,400	244,998
Interactive Data Corp.	15,600	392,028
Jackson Hewitt Tax Service, Inc.	14,500	177,190
Kelly Services, Inc. Class A	33,600	649,488
Maximus, Inc.	19,200	668,544
Monro Muffler Brake, Inc.	600	9,294
MPS Group, Inc.(a)	7,900	83,977
On Assignment, Inc.(a)	4,400	35,288
PeopleSupport, Inc.(a)	30,200	256,700
Rent-A-Center, Inc.(a)	45,900	944,163
Spherion Corp.(a)	4,600	21,252
Standard Parking Corp.(a)	4,400	80,080
Stewart Enterprises, Inc. Class A	38,600	277,920
Viad Corp.	19,000	490,010
Volt Information Sciences, Inc.(a)	2,850	33,943
Watson Wyatt Worldwide, Inc. Class A	6,600	349,074
		6,365,984
Computers — 1.3%
CACI International, Inc. Class A(a)	10,700	489,739
Ciber, Inc.(a)	32,800	203,688
Electronics for Imaging, Inc.(a)	10,700	156,220
Hutchinson Technology, Inc.(a)	2,200	29,568
MTS Systems Corp.	8,200	294,216

	Number of Shares	Value
Perot Systems Corp. Class A(a)	11,600	$174,116
Quantum Corp.(a)	7,700	10,395
Rackable Systems, Inc.(a)	8,700	116,580
Rimage Corp.(a)	1,200	14,868
Silicon Storage Technology, Inc.(a)	101,600	281,432
		1,770,822
Distribution & Wholesale — 0.2%
Owens & Minor, Inc.	4,500	205,605
ScanSource, Inc.(a)	300	8,028
United Stationers, Inc.(a)	1,200	44,340
		257,973
Diversified Financial — 2.1%
BGC Partners, Inc. Class A(a)	43,900	331,445
CompuCredit Corp.(a)	10,300	61,800
Encore Capital Group, Inc.(a)	14,100	124,503
Federal Agricultural Mortgage Corp. Class C	4,300	106,554
First Financial Northwest	45,900	455,787
Fox Chase Bancorp, Inc.(a)	20,600	211,356
Friedman Billings Ramsey Group, Inc. Class A	89,500	134,250
IndyMac Bancorp, Inc.	24,100	14,942
Knight Capital Group, Inc. Class A(a)	13,400	240,932
LaBranche & Co., Inc.(a)	17,200	121,776
National Financial Partners Corp.	21,300	422,166
Nelnet, Inc. Class A	1,700	19,091
NewStar Financial, Inc.(a)	44,800	264,768
SWS Group, Inc.	900	14,949
Westwood Holdings Group, Inc.	7,000	278,600
		2,802,919
Electric — 3.5%
Aquila, Inc.(a)	125,300	472,381
Avista Corp.	41,800	897,028
Central Vermont Public Service Corp.	400	7,748
CH Energy Group, Inc.	6,700	238,319
Cleco Corp.	23,400	545,922
El Paso Electric Co.(a)	35,400	700,920
Idacorp, Inc.	1,100	31,779
MGE Energy, Inc.	4,700	153,314
Pike Electric Corp.(a)	2,300	38,203
PNM Resources, Inc.	17,600	210,496
Portland General Electric Co.	16,500	371,580

	Number of Shares	Value
Unisource Energy Corp.	2,600	$80,626
Westar Energy, Inc.	42,100	905,571
		4,653,887
Electrical Components & Equipment — 0.7%
Encore Wire Corp.	1,500	31,785
EnerSys(a)	4,200	143,766
Graftech International Ltd.(a)	26,000	697,580
		873,131
Electronics — 4.0%
Benchmark Electronics, Inc.(a)	45,400	741,836
Brady Corp. Class A	800	27,624
Checkpoint Systems, Inc.(a)	22,100	461,448
Coherent, Inc.(a)	11,400	340,746
CTS Corp.	7,200	72,360
Cymer, Inc.(a)	17,700	475,776
Measurement Specialties, Inc.(a)	13,600	239,224
Methode Electronics, Inc.	47,300	494,285
Multi-Fineline Electronix, Inc.(a)	100	2,767
Park Electrochemical Corp.	15,600	379,236
Plexus Corp.(a)	10,500	290,640
Rogers Corp.(a)	11,400	428,526
Sanmina-SCI Corp.(a)	253,000	323,840
Stoneridge, Inc.(a)	15,300	261,018
Technitrol, Inc.	20,400	346,596
TTM Technologies, Inc.(a)	35,700	471,597
		5,357,519
Energy – Alternate Sources — 0.1%
Headwaters, Inc.(a)	13,500	158,895
Engineering & Construction — 1.4%
Dycom Industries, Inc.(a)	4,800	69,696
Emcor Group, Inc.(a)	30,300	864,459
Granite Construction, Inc.	26,000	819,780
Perini Corp.(a)	2,600	85,930
		1,839,865
Entertainment — 0.1%
Churchill Downs, Inc.	2,800	97,636
Environmental Controls — 0.2%
Waste Services, Inc.(a)	33,032	232,545
Foods — 2.3%
Cal-Maine Foods, Inc.	16,100	531,139
Chiquita Brands International, Inc.(a)	15,400	233,618
Flowers Foods, Inc.	3,450	97,773
J&J Snack Foods Corp.	1,800	49,338

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nash Finch Co.	19,200	$657,984
Ralcorp Holdings, Inc.(a)	17,300	855,312
Ruddick Corp.	7,900	271,049
Winn-Dixie Stores, Inc.(a)	24,300	389,286
		3,085,499
Forest Products & Paper — 1.2%
Buckeye Technologies, Inc.(a)	29,100	246,186
Glatfelter	55,500	749,805
Kapstone Paper and Packaging Corp.(a)	23,600	157,412
Rock-Tenn Co. Class A	9,400	281,906
Schweitzer-Mauduit International, Inc.	9,700	163,445
		1,598,754
Gas — 2.3%
New Jersey Resources Corp.	22,650	739,523
Nicor, Inc.	6,200	264,058
Northwest Natural Gas Co.	14,000	647,640
Piedmont Natural Gas Co., Inc.	28,900	756,024
Southwest Gas Corp.	12,600	374,598
WGL Holdings, Inc.	6,200	215,388
		2,997,231
Hand & Machine Tools — 0.0%
Regal-Beloit Corp.	1,300	54,925
Health Care – Products — 0.4%
AngioDynamics, Inc.(a)	2,500	34,050
Cardiac Science Corp.(a)	4,600	37,720
Invacare Corp.	20,300	414,932
		486,702
Health Care – Services — 2.3%
Alliance Imaging, Inc.(a)	800	6,936
AMERIGROUP Corp.(a)	19,200	399,360
AmSurg Corp.(a)	9,800	238,630
Centene Corp.(a)	28,300	475,157
Five Star Quality Care, Inc.(a)	19,200	90,816
Healthsouth Corp.(a)	12,400	206,212
Kindred Healthcare, Inc.(a)	16,200	465,912
Molina Healthcare, Inc.(a)	17,500	425,950
Odyssey Healthcare, Inc.(a)	900	8,766
RehabCare Group, Inc.(a)	37,700	604,331
Res-Care, Inc.(a)	6,000	106,680
		3,028,750
Holding Company – Diversified — 0.5%
Compass Diversified Holdings	54,100	618,363

	Number of Shares	Value
Home Builders — 0.5%
Beazer Homes USA, Inc.	1,200	$6,684
Champion Enterprises, Inc.(a)	18,100	105,885
Hovnanian Enterprises, Inc. Class A(a)	16,500	90,420
The Ryland Group, Inc.	19,500	425,295
		628,284
Home Furnishing — 0.5%
American Woodmark Corp.	300	6,339
Ethan Allen Interiors, Inc.	5,000	123,000
Furniture Brands International, Inc.	18,300	244,488
Hooker Furniture Corp.	17,900	310,028
		683,855
Household Products — 0.7%
American Greetings Corp. Class A	28,500	351,690
Blyth, Inc.	23,700	285,111
Prestige Brands Holdings, Inc.(a)	33,600	358,176
		994,977
Insurance — 6.6%
American Equity Investment Life Holding Co.	87,500	713,125
American Physicians Capital, Inc.	13,800	668,472
Amtrust Financial Services, Inc.	10,500	132,300
Argo Group International Holdings Ltd.(a)	7,794	261,567
Aspen Insurance Holdings Ltd.	37,800	894,726
Castlepoint Holdings Ltd.	72,000	654,480
CNA Surety Corp.(a)	6,500	82,160
Delphi Financial Group, Inc. Class A	3,700	85,618
Employers Holdings, Inc.	4,800	99,360
Flagstone Reinsurance Holdings Ltd.	26,700	314,793
FPIC Insurance Group, Inc.(a)	2,900	131,428
Greenlight Capital Re Ltd.(a)	32,800	749,808
Hallmark Financial Services, Inc.(a)	11,600	112,172
Harleysville Group, Inc.	200	6,766
IPC Holdings Ltd.	36,200	961,110
Maiden Holdings Ltd.	19,800	126,720
Montpelier Re Holdings Ltd.	50,500	744,875
National Interstate Corp.	3,400	62,492

	Number of Shares	Value
Navigators Group, Inc.(a)	3,000	$162,150
Odyssey Re Holdings Corp.	2,400	85,200
The Phoenix Companies, Inc.	13,900	105,779
Platinum Underwriters Holdings Ltd.	30,600	997,866
The PMI Group, Inc.	3,900	7,605
Primus Guaranty Ltd.(a)	101,300	294,783
ProAssurance Corp.(a)	1,600	76,976
Radian Group, Inc.	40,200	58,290
SeaBright Insurance Holdings, Inc.(a)	13,200	191,136
		8,781,757
Internet — 1.2%
Avocent Corp.(a)	8,500	158,100
CMGI, Inc.(a)	13,970	148,082
InfoSpace, Inc.	5,800	48,314
Internap Network Services Corp.(a)	12,200	57,096
S1 Corp.(a)	27,400	207,418
TIBCO Software, Inc.(a)	78,200	598,230
United Online, Inc.	35,700	358,071
		1,575,311
Investment Companies — 0.9%
Apollo Investment Corp.	24,527	351,472
Ares Capital Corp.	4,000	40,320
Capital Southwest Corp.	387	40,337
Gladstone Capital Corp.	3,100	47,244
Hercules Technology Growth Capital, Inc.	22,100	197,353
Kohlberg Capital Corp.	1,000	10,000
MCG Capital Corp.	14,500	57,710
MVC Capital, Inc.	10,032	137,338
NGP Capital Resources Co.	11,400	175,674
PennantPark Investment Corp.	11,400	82,194
		1,139,642
Leisure Time — 0.7%
Brunswick Corp.	4,500	47,700
Callaway Golf Co.	19,500	230,685
Polaris Industries, Inc.	15,200	613,776
		892,161
Machinery – Diversified — 1.7%
Applied Industrial Technologies, Inc.	23,900	577,663
Briggs & Stratton Corp.	14,200	180,056
Columbus McKinnon Corp.(a)	12,900	310,632
Kadant, Inc.(a)	2,200	49,720
Robbins & Myers, Inc.	11,800	588,466

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tecumseh Products Co. Class A(a)	13,000	$426,140
Twin Disc, Inc.	3,800	79,534
		2,212,211
Manufacturing — 2.3%
A.O. Smith Corp.	8,900	292,187
Actuant Corp. Class A	800	25,080
Acuity Brands, Inc.	13,400	644,272
Blount International, Inc.(a)	11,600	134,676
Clarcor, Inc.	8,500	298,350
EnPro Industries, Inc.(a)	20,400	761,736
Koppers Holdings, Inc.	3,200	133,984
Lydall, Inc.(a)	51,500	646,325
Standex International Corp.	2,200	45,628
Tredegar Corp.	6,900	101,430
		3,083,668
Media — 1.2%
AH Belo Corp. Class A	2,560	14,592
Belo Corp. Class A	12,800	93,568
Charter Communications, Inc. Class A(a)	24,500	25,725
Cox Radio, Inc. Class A(a)	100	1,180
Crown Media Holdings, Inc. Class A(a)	10,800	51,192
DG FastChannel, Inc.(a)	8,300	143,175
Entercom Communications Corp.	9,100	63,882
Idearc, Inc.	48,000	112,800
Journal Communications, Inc. Class A	22,700	109,414
Lin TV Corp. Class A(a)	5,700	33,972
Mediacom Communications Corp.(a)	21,200	113,208
R.H. Donnelley Corp.(a)	1,700	5,100
Scholastic Corp.(a)	26,900	770,954
		1,538,762
Metal Fabricate & Hardware — 1.2%
Circor International, Inc.	2,600	127,374
Mueller Industries, Inc.	9,600	309,120
Mueller Water Products, Inc., Series A	26,502	213,871
NN, Inc.	10,600	147,764
Worthington Industries, Inc.	41,300	846,650
		1,644,779
Mining — 0.9%
Hecla Mining Co.(a)	69,900	647,274
Kaiser Aluminum Corp.	4,100	219,473
RTI International Metals, Inc.(a)	1,900	67,678
Stillwater Mining Co.(a)	18,000	212,940

	Number of Shares	Value
United States Lime & Minerals, Inc.(a)	800	$31,656
		1,179,021
Office Equipment/Supplies — 0.3%
Ikon Office Solutions, Inc.	36,900	416,232
Oil & Gas — 3.2%
Berry Petroleum Co. Class A	8,000	471,040
Bill Barrett Corp.(a)	6,800	403,988
Callon Petroleum Co.(a)	11,300	309,168
Meridian Resource Corp.(a)	79,500	234,525
Rosetta Resources, Inc.(a)	34,600	986,100
Stone Energy Corp.(a)	8,600	566,826
Swift Energy Co.(a)	17,300	1,142,838
TXCO Resources, Inc.(a)	15,700	184,632
		4,299,117
Oil & Gas Services — 1.7%
Complete Production Services, Inc.(a)	19,400	706,548
Dawson Geophysical Co.(a)	600	35,676
Hornbeck Offshore Services, Inc.(a)	10,300	582,053
Newpark Resources, Inc.(a)	20,300	159,558
Trico Marine Services, Inc.(a)	15,300	557,226
Union Drilling, Inc.(a)	11,200	242,816
		2,283,877
Pharmaceuticals — 0.4%
Emergent Biosolutions, Inc.(a)	26,300	261,159
PharMerica Corp.(a)	11,000	248,490
Sirona Dental Systems, Inc.(a)	1,900	49,248
Viropharma, Inc.(a)	2,100	23,226
		582,123
Real Estate Investment Trusts (REITS) — 10.2%
Anthracite Capital, Inc.	74,700	525,888
Anworth Mortgage Asset Corp.	74,300	483,693
Ashford Hospitality Trust	43,500	200,970
Associated Estates Realty Corp.	35,500	380,205
Capital Trust, Inc. Class A	9,600	184,416
CapLease, Inc.	33,700	252,413
Cedar Shopping Centers, Inc.	33,500	392,620
Colonial Properties Trust	3,000	60,060

	Number of Shares	Value
DiamondRock Hospitality Co.	55,700	$606,573
Education Realty Trust, Inc.	19,100	222,515
Entertainment Properties Trust	2,000	98,880
Extra Space Storage, Inc.	13,500	207,360
First Industrial Realty Trust, Inc.	25,600	703,232
First Potomac Realty Trust	2,400	36,576
Getty Realty Corp.	28,900	416,449
Glimcher Realty Trust	39,600	442,728
Gramercy Capital Corp.	17,500	202,825
Hersha Hospitality Trust	75,300	568,515
Inland Real Estate Corp.	2,800	40,376
Investors Real Estate Trust	7,200	68,688
LaSalle Hotel Properties	25,000	628,250
Lexington Realty Trust	55,600	757,828
Medical Properties Trust, Inc.	23,500	237,820
MFA Mortgage Investments, Inc.	48,100	313,612
National Health Investors, Inc.	21,500	612,965
National Retail Properties, Inc.	39,100	817,190
NorthStar Realty Finance Corp.	29,500	245,440
Parkway Properties, Inc.	5,400	182,142
Pennsylvania Real Estate Investment Trust	25,000	578,500
RAIT Financial Trust	92,200	684,124
Realty Income Corp.	21,300	484,788
Resource Capital Corp.	81,600	588,336
Senior Housing Properties Trust	2,200	42,966
Strategic Hotels & Resorts, Inc.	40,700	381,359
Sunstone Hotel Investors, Inc.	44,900	745,340
U-Store-It Trust	17,600	210,320
		13,605,962
Retail — 6.4%
AFC Enterprises(a)	21,500	171,785
Blockbuster, Inc. Class A(a)	71,800	179,500
Bob Evans Farms, Inc.	21,400	612,040
Brown Shoe Co., Inc.	1,725	23,374
Build-A-Bear Workshop, Inc.(a)	6,500	47,255
Casey's General Stores, Inc.	22,500	521,325
Cash America International, Inc.	8,400	260,400
Cato Corp. Class A	25,100	357,424

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CEC Entertainment, Inc.(a)	4,700	$131,647
Charlotte Russe Holding, Inc.(a)	14,400	255,744
Charming Shoppes, Inc.(a)	12,700	58,293
Chico's FAS, Inc.(a)	54,300	291,591
Children's Place(a)	8,000	288,800
Domino's Pizza, Inc.(a)	15,300	175,950
Dress Barn, Inc.(a)	44,600	596,748
The Finish Line, Inc. Class A(a)	21,600	187,920
Hot Topic, Inc.(a)	33,100	179,071
Insight Enterprises, Inc.(a)	12,300	144,279
Jack in the Box, Inc.(a)	4,000	89,640
Jo-Ann Stores, Inc.(a)	23,000	529,690
Jos. A. Bank Clothiers, Inc.(a)	100	2,675
Longs Drug Stores Corp.	11,700	492,687
Movado Group, Inc.	4,000	79,200
New York & Co., Inc.(a)	41,900	382,547
O' Charley's, Inc.	32,300	324,938
Papa John's International, Inc.(a)	1,900	50,521
The PEP Boys-Manny Moe & Jack	5,900	51,448
Regis Corp.	33,200	874,820
Retail Ventures, Inc.(a)	35,300	162,380
Ruby Tuesday, Inc.	11,100	59,940
School Specialty, Inc.(a)	19,900	591,627
Shoe Carnival, Inc.(a)	11,100	130,869
Stage Stores, Inc.	4,900	57,183
Systemax, Inc.	5,300	93,545
Zale Corp.(a)	1,000	18,890
		8,475,746
Savings & Loans — 1.9%
BankFinancial Corp.	33,500	435,835
Beneficial Mutual Bancorp, Inc.(a)	1,100	12,177
Berkshire Hills Bancorp, Inc.	5,400	127,710
Clifton Savings Bancorp, Inc.	1,600	15,584
Dime Community Bancshares	4,400	72,644
First Niagara Financial Group, Inc.	11,200	144,032
First Place Financial Corp.	17,000	159,800
Kearny Financial Corp.	42,800	470,800
NASB Financial, Inc.	400	7,112
NewAlliance Bancshares, Inc.	26,100	325,728
OceanFirst Financial Corp.	12,800	231,040
Provident Financial Services, Inc.	35,800	501,558

	Number of Shares	Value
Rockville Financial, Inc.	1,200	$15,072
United Community Financial Corp.	11,800	44,250
		2,563,342
Semiconductors — 3.0%
Actel Corp.(a)	15,700	264,545
Amkor Technology, Inc.(a)	51,400	535,074
Brooks Automation, Inc.(a)	16,600	137,282
Emulex Corp.(a)	38,200	445,030
Entegris, Inc.(a)	81,200	531,860
IXYS Corp.(a)	5,700	68,058
MKS Instruments, Inc.(a)	28,100	615,390
Omnivision Technologies, Inc.(a)	40,500	489,645
Skyworks Solutions, Inc.(a)	29,300	289,191
Spansion, Inc. Class A(a)	98,100	220,725
Triquint Semiconductor, Inc.(a)	37,700	228,462
Zoran Corp.(a)	16,300	190,710
		4,015,972
Software — 1.5%
Bottomline Technologies, Inc.(a)	13,200	128,436
CSG Systems International, Inc.(a)	18,100	199,462
Digi International, Inc.(a)	4,500	35,325
Fair Isaac Corp.	2,500	51,925
JDA Software Group, Inc.(a)	18,500	334,850
Monotype Imaging Holdings, Inc.(a)	900	10,962
Parametric Technology Corp.(a)	9,400	156,698
Pegasystems, Inc.	10,000	134,600
Progress Software Corp.(a)	11,600	296,612
Quest Software, Inc.(a)	1,700	25,177
Sybase, Inc.(a)	23,100	679,602
		2,053,649
Telecommunications — 3.8%
Adaptec, Inc.(a)	93,800	300,160
Alaska Communications Systems Group, Inc.	20,300	242,382
Applied Signal Technology, Inc.	11,100	151,626
Atlantic Tele-Network, Inc.	9,700	266,847
Black Box Corp.	4,500	122,355
Centennial Communications Corp.(a)	12,900	90,171
Cincinnati Bell, Inc.(a)	117,500	467,650
EMS Technologies, Inc.(a)	800	17,472
Extreme Networks(a)	2,100	5,964

	Number of Shares	Value
Foundry Networks, Inc.(a)	27,400	$323,868
GeoEye, Inc.(a)	20,900	370,139
Global Crossing Ltd.(a)	10,800	193,752
ICO Global Communications Holdings Ltd.(a)	9,200	29,992
iPCS, Inc.(a)	3,500	103,705
Knology, Inc.(a)	22,600	248,374
Plantronics, Inc.	27,500	613,800
Powerwave Technologies, Inc.(a)	5,800	24,650
Premiere Global Services, Inc.(a)	43,900	640,062
RCN Corp.(a)	17,000	183,260
RF Micro Devices, Inc.(a)	19,500	56,550
Shenandoah Telecom Co.	5,000	65,100
Sycamore Networks, Inc.(a)	3,500	11,270
Symmetricom, Inc.(a)	20,100	77,184
Syniverse Holdings, Inc.(a)	24,700	400,140
Tekelec(a)	7,000	102,970
		5,109,443
Textiles — 0.6%
G&K Services, Inc. Class A	15,200	462,992
UniFirst Corp.	6,800	303,688
		766,680
Toys, Games & Hobbies — 0.4%
JAKKS Pacific, Inc.(a)	13,400	292,790
RC2 Corp.(a)	13,000	241,280
		534,070
Transportation — 2.2%
Arkansas Best Corp.	17,700	648,528
Atlas Air Worldwide Holdings, Inc.(a)	11,500	568,790
Gulfmark Offshore, Inc.(a)	200	11,636
Heartland Express, Inc.	7,900	117,789
Pacer International, Inc.	33,100	711,981
Werner Enterprises, Inc.	24,600	457,068
YRC Worldwide, Inc.(a)	25,500	379,185
		2,894,977
Trucking & Leasing — 0.1%
Amerco, Inc.(a)	3,600	171,648
TOTAL COMMON STOCK (Cost $154,663,457)		131,236,554
TOTAL EQUITIES (Cost $154,663,457)		131,236,554
TOTAL LONG-TERM INVESTMENTS (Cost $154,663,457)		131,236,554

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$1,183,064	$1,183,064
TOTAL SHORT-TERM INVESTMENTS (Cost $1,183,064)		1,183,064
TOTAL INVESTMENTS — 99.6% (Cost $155,846,521)(c)		132,419,618
Other Assets/ (Liabilities) — 0.4%		470,000
NET ASSETS — 100.0%		$132,889,618

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $1,183,094. Collateralized by U.S. Government Agency obligations with a rate of 2.770%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $1,208,395.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%
COMMON STOCK — 97.2%
Aerospace & Defense — 1.0%
AAR Corp.(a)	51,500	$696,795
Kratos Defense & Security Solutions, Inc.(a)	225,800	442,568
Moog, Inc. Class A(a)	38,748	1,442,975
Orbital Sciences Corp.(a)	77,480	1,825,429
Teledyne Technologies, Inc.(a)	22,300	1,088,017
		5,495,784
Agriculture — 0.4%
Alliance One International, Inc.(a)	164,400	840,084
Universal Corp.	24,475	1,106,760
		1,946,844
Airlines — 0.5%
Alaska Air Group, Inc.(a)	57,700	885,118
Continental Airlines, Inc. Class B(a)	102,080	1,032,029
SkyWest, Inc.	50,645	640,659
		2,557,806
Apparel — 0.3%
Skechers U.S.A., Inc. Class A(a)	74,865	1,479,332
Automotive & Parts — 0.4%
Accuride Corp.(a)	92,500	393,125
ArvinMeritor, Inc.	74,000	923,520
Tenneco, Inc.(a)	46,870	634,151
		1,950,796
Banks — 5.2%
City Holding Co.	49,780	2,029,530
Columbia Banking System, Inc.	74,690	1,443,758
East West Bancorp, Inc.	195,900	1,383,054
F.N.B. Corp.	77,700	915,306
First Merchants Corp.	27,385	497,038
First Midwest Bancorp, Inc.	70,685	1,318,275
FirstMerit Corp.	88,510	1,443,598
Glacier Bancorp, Inc.	97,400	1,557,426
Home Bancshares, Inc.	62,500	1,405,000
IBERIABANK Corp.	39,455	1,754,564
Independent Bank Corp.	49,280	1,174,835
Nara Bancorp, Inc.	101,505	1,089,149

	Number of Shares	Value
National Penn Bancshares, Inc.	68,174	$905,351
Pacific Capital Bancorp	49,000	675,220
Prosperity Bancshares, Inc.	56,670	1,514,789
Sterling Bancshares, Inc.	145,537	1,322,931
Sterling Financial Corp.	42,400	175,536
SVB Financial Group(a)	76,700	3,690,037
United Bankshares, Inc.	53,100	1,218,645
Webster Financial Corp.	93,700	1,742,820
Wintrust Financial Corp.	58,200	1,388,070
		28,644,932
Biotechnology — 0.6%
Exelixis, Inc.(a)	99,400	497,000
Myriad Genetics, Inc.(a)	58,900	2,681,128
		3,178,128
Building Materials — 0.8%
Drew Industries, Inc.(a)	86,000	1,371,700
Gibraltar Industries, Inc.	101,600	1,622,552
Universal Forest Products, Inc.	48,600	1,456,056
		4,450,308
Chemicals — 2.7%
Airgas, Inc.	69,600	4,063,944
American Vanguard Corp.	95,400	1,173,420
Arch Chemicals, Inc.	69,100	2,290,665
Chemtura Corp.	160,985	940,152
Ferro Corp.	53,810	1,009,476
Innospec, Inc.	151,875	2,858,287
OM Group, Inc.(a)	30,820	1,010,588
Symyx Technologies(a)	85,400	596,092
The Valspar Corp.	40,000	756,400
		14,699,024
Coal — 0.4%
Foundation Coal Holdings, Inc.	25,950	2,298,651
Commercial Services — 7.1%
Aaron Rents, Inc.	216,800	4,841,144
Albany Molecular Research, Inc.(a)	65,065	863,413
Consolidated Graphics, Inc.(a)	16,350	805,564
Corinthian Colleges, Inc.(a)	116,000	1,346,760
Dollar Thrifty Automotive Group, Inc.(a)	170,740	1,613,493
Electro Rent Corp.	127,500	1,598,850

	Number of Shares	Value
FTI Consulting, Inc.(a)	76,300	$5,223,498
Global Payments, Inc.	49,400	2,302,040
Landauer, Inc.	25,900	1,456,616
Live Nation, Inc.(a)	32,900	348,082
McGrath Rentcorp	114,500	2,815,555
MPS Group, Inc.(a)	216,900	2,305,647
Navigant Consulting, Inc.(a)	131,700	2,576,052
Pharmaceutical Product Development, Inc.	71,200	3,054,480
Quanta Services, Inc.(a)	103,070	3,429,139
Rent-A-Center, Inc.(a)	62,750	1,290,767
Service Corp. International	111,175	1,096,185
Sotheby's	44,115	1,163,313
Startek, Inc.(a)	99,800	938,120
		39,068,718
Computers — 1.2%
Brocade Communications Systems, Inc.(a)	149,105	1,228,625
Palm, Inc.	181,600	978,824
Perot Systems Corp. Class A(a)	79,690	1,196,147
SRA International, Inc. Class A(a)	58,100	1,304,926
SYKES Enterprises, Inc.(a)	47,435	894,624
Xyratex Ltd.(a)	74,300	1,237,095
		6,840,241
Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.(a)	42,955	652,057
Distribution & Wholesale — 1.7%
Beacon Roofing Supply, Inc.(a)	217,000	2,302,370
Owens & Minor, Inc.	103,200	4,715,208
Pool Corp.	76,600	1,360,416
Watsco, Inc.	21,303	890,465
		9,268,459
Diversified Financial — 2.2%
Calamos Asset Management, Inc. Class A	19,197	326,925
Eaton Vance Corp.	59,227	2,354,866
Investment Technology Group, Inc.(a)	45,100	1,509,046
Jefferies Group, Inc.	69,500	1,168,990
JMP Group, Inc.	69,000	456,090
Piper Jaffray Cos.(a)	27,900	818,307
Raymond James Financial, Inc.	75,703	1,997,802
Stifel Financial Corp.(a)	47,550	1,635,244

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Student Loan Corp.	7,700	$755,216
Waddell & Reed Financial, Inc. Class A	36,605	1,281,541
		12,304,027
Electric — 2.6%
Avista Corp.	81,665	1,752,531
Black Hills Corp.	102,330	3,280,700
Cleco Corp.	147,465	3,440,358
El Paso Electric Co.(a)	86,000	1,702,800
The Empire District Electric Co.	50,300	932,562
MGE Energy, Inc.	30,115	982,351
Unisource Energy Corp.	32,415	1,005,189
Westar Energy, Inc.	59,315	1,275,866
		14,372,357
Electrical Components & Equipment — 1.8%
Advanced Energy Industries, Inc.(a)	109,100	1,494,670
Belden, Inc.	73,700	2,496,956
C&D Technologies, Inc.(a)	81,000	685,260
Hubbell, Inc. Class B	42,300	1,686,501
Littelfuse, Inc.(a)	53,500	1,687,925
Superior Essex, Inc.(a)	40,890	1,824,921
		9,876,233
Electronics — 3.2%
Analogic Corp.	19,700	1,242,479
Checkpoint Systems, Inc.(a)	55,398	1,156,710
CTS Corp.	65,700	660,285
FLIR Systems, Inc.(a)	118,800	4,819,716
Itron, Inc.(a)	26,800	2,635,780
Methode Electronics, Inc.	27,500	287,375
Newport Corp.(a)	75,000	854,250
Sanmina-SCI Corp.(a)	269,000	344,320
Varian, Inc.(a)	21,605	1,103,152
Woodward Governor Co.	119,400	4,257,804
		17,361,871
Energy – Alternate Sources — 0.1%
Headwaters, Inc.(a)	51,835	610,098
Engineering & Construction — 1.1%
Granite Construction, Inc.	27,400	863,922
Insituform Technologies, Inc. Class A(a)	113,100	1,722,513
URS Corp.(a)	86,160	3,616,135
		6,202,570
Environmental Controls — 1.3%
Allied Waste Industries, Inc.(a)	119,300	1,505,566
Calgon Carbon Corp.(a)	174,955	2,704,804

	Number of Shares	Value
Casella Waste Systems, Inc. Class A(a)	57,300	$698,487
Waste Connections, Inc.(a)	72,750	2,322,908
		7,231,765
Foods — 1.4%
Nash Finch Co.	43,000	1,473,610
Pilgrim's Pride Corp.	72,920	947,231
Sanderson Farms, Inc.	29,790	1,028,351
Spartan Stores, Inc.	61,870	1,423,010
TreeHouse Foods, Inc.(a)	83,440	2,024,254
Winn-Dixie Stores, Inc.(a)	36,000	576,720
		7,473,176
Forest Products & Paper — 1.5%
Buckeye Technologies, Inc.(a)	83,475	706,199
Deltic Timber Corp.	42,500	2,274,175
Potlatch Corp.	98,770	4,456,502
Wausau Paper Corp.	119,800	923,658
		8,360,534
Gas — 1.4%
AGL Resources, Inc.	36,350	1,256,983
Atmos Energy Corp.	50,830	1,401,383
Nicor, Inc.	27,540	1,172,929
Southwest Gas Corp.	92,995	2,764,741
Vectren Corp.	41,100	1,282,731
		7,878,767
Hand & Machine Tools — 0.4%
Franklin Electric Co., Inc.	19,500	756,210
Snap-on, Inc.	31,100	1,617,511
		2,373,721
Health Care – Products — 1.5%
AngioDynamics, Inc.(a)	54,000	735,480
Haemonetics Corp.(a)	21,490	1,191,835
Invacare Corp.	71,295	1,457,270
PSS World Medical, Inc.(a)	87,855	1,432,037
Symmetry Medical, Inc.(a)	53,865	873,690
West Pharmaceutical Services, Inc.	61,200	2,648,736
		8,339,048
Health Care – Services — 1.8%
Amedisys, Inc.(a)	25,500	1,285,710
AMERIGROUP Corp.(a)	50,000	1,040,000
Covance, Inc.(a)	29,100	2,503,182
Healthways, Inc.(a)	58,630	1,735,448
National Healthcare Corp.	40,200	1,842,366
Sunrise Senior Living, Inc.(a)	55,300	1,243,144

	Number of Shares	Value
Triple-S Management Corp. Class B(a)	26,100	$426,735
		10,076,585
Holding Company – Diversified — 0.2%
Compass Diversified Holdings	74,500	851,535
Home Builders — 0.8%
Hovnanian Enterprises, Inc. Class A(a)	54,904	300,874
M/I Homes, Inc.	54,500	857,285
Meritage Home Corp.(a)	115,100	1,746,067
Skyline Corp.	4,500	105,750
Winnebago Industries, Inc.	121,500	1,238,085
		4,248,061
Home Furnishing — 0.3%
Ethan Allen Interiors, Inc.	34,075	838,245
Stanley Furniture Co., Inc.	71,100	767,880
		1,606,125
Household Products — 0.6%
Church & Dwight Co., Inc.	21,105	1,189,267
CSS Industries, Inc.	51,600	1,249,752
The Scotts Miracle-Gro Co. Class A	37,300	655,361
		3,094,380
Housewares — 0.2%
The Toro Co.	36,500	1,214,355
Insurance — 5.3%
Argo Group International Holdings Ltd.(a)	34,803	1,167,988
Aspen Insurance Holdings Ltd.	57,010	1,349,427
Delphi Financial Group, Inc. Class A	79,177	1,832,156
Employers Holdings, Inc.	37,600	778,320
The Hanover Insurance Group, Inc.	46,815	1,989,637
Horace Mann Educators Corp.	77,810	1,090,896
IPC Holdings Ltd.	47,545	1,262,320
Markel Corp.(a)	4,500	1,651,500
Max Capital Group Ltd.	92,900	1,981,557
Montpelier Re Holdings Ltd.	64,555	952,186
National Interstate Corp.	70,600	1,297,628
Navigators Group, Inc.(a)	24,995	1,350,980
Philadelphia Consolidated Holding Corp.(a)	52,910	1,797,353
The Phoenix Companies, Inc.	191,000	1,453,510

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Platinum Underwriters Holdings Ltd.	49,580	$1,616,804
ProAssurance Corp.(a)	84,200	4,050,862
Protective Life Corp.	30,200	1,149,110
State Auto Financial Corp.	41,100	983,523
United Fire & Casualty Co.	24,400	657,092
Universal American Corp.(a)	41,400	423,108
		28,835,957
Internet — 1.6%
Digital River, Inc.(a)	28,450	1,097,601
EarthLink, Inc.(a)	152,130	1,315,924
j2 Global Communications, Inc.(a)	49,790	1,145,170
SonicWALL, Inc.(a)	140,120	903,774
United Online, Inc.	166,985	1,674,860
Vignette Corp.(a)	72,430	869,160
Websense, Inc.(a)	93,400	1,572,856
		8,579,345
Investment Companies — 0.8%
Ares Capital Corp.	176,300	1,777,104
Hercules Technology Growth Capital, Inc.	122,100	1,090,353
Kohlberg Capital Corp.	130,433	1,304,330
		4,171,787
Iron & Steel — 0.5%
Carpenter Technology Corp.	59,000	2,575,350
Leisure Time — 0.3%
Life Time Fitness, Inc.(a)	50,200	1,483,410
Machinery – Construction & Mining — 1.6%
Bucyrus International, Inc. Class A	84,200	6,148,284
Joy Global, Inc.	33,250	2,521,348
		8,669,632
Machinery – Diversified — 2.0%
Cascade Corp.	34,800	1,472,736
Flowserve Corp.	8,465	1,157,165
IDEX Corp.	90,925	3,349,677
Nordson Corp.	64,700	4,715,983
		10,695,561
Manufacturing — 4.0%
A.O. Smith Corp.	34,500	1,132,635
Ameron International Corp.	31,200	3,743,376
AptarGroup, Inc.	96,900	4,064,955
Ceradyne, Inc.(a)	53,560	1,837,108
EnPro Industries, Inc.(a)	30,455	1,137,190
Harsco Corp.	43,400	2,361,394

	Number of Shares	Value
Hexcel Corp.(a)	103,600	$1,999,480
Matthews International Corp. Class A	84,600	3,828,996
Myers Industries, Inc.	233,840	1,905,796
		22,010,930
Media — 0.2%
Courier Corp.	5,500	110,440
Lee Enterprises, Inc.	62,900	250,971
Saga Communications, Inc. Class A(a)	99,700	499,497
		860,908
Metal Fabricate & Hardware — 1.9%
Ampco-Pittsburgh Corp.	33,640	1,496,307
Circor International, Inc.	38,700	1,895,913
Sims Group Ltd. Sponsored ADR (Australia)	121,500	4,847,850
Timken Co.	57,500	1,894,050
		10,134,120
Mining — 1.9%
Amcol International Corp.	26,500	754,190
Compass Minerals International, Inc.	42,970	3,461,663
Hecla Mining Co.(a)	115,805	1,072,354
Kaiser Aluminum Corp.	15,725	841,759
Royal Gold, Inc.	46,080	1,445,069
Stillwater Mining Co.(a)	149,000	1,762,670
USEC, Inc.(a)	174,560	1,061,325
		10,399,030
Oil & Gas — 7.9%
Atwood Oceanics, Inc.(a)	16,400	2,039,176
Cabot Oil & Gas Corp.	127,765	8,653,523
Forest Oil Corp.(a)	85,638	6,380,031
GeoMet, Inc.(a)	53,900	510,972
Hercules Offshore, Inc.(a)	42,392	1,611,744
Mariner Energy, Inc.(a)	59,984	2,217,608
Penn Virginia Corp.	112,500	8,484,750
Petrohawk Energy Corp.(a)	48,460	2,244,183
St. Mary Land & Exploration Co.	15,700	1,014,848
Swift Energy Co.(a)	32,200	2,127,132
W&T Offshore, Inc.	33,100	1,936,681
Whiting Petroleum Corp.(a)	58,070	6,160,066
		43,380,714
Oil & Gas Services — 2.0%
CARBO Ceramics, Inc.	31,700	1,849,695
Exterran Holdings, Inc.(a)	21,000	1,501,290
TETRA Technologies, Inc.(a)	157,200	3,727,212

	Number of Shares	Value
Union Drilling, Inc.(a)	30,300	$656,904
W-H Energy Services, Inc.(a)	35,200	3,370,048
		11,105,149
Packaging & Containers — 0.0%
Chesapeake Corp.	25,500	59,925
Pharmaceuticals — 0.3%
Barr Pharmaceuticals, Inc.(a)	19,700	888,076
Sciele Pharma, Inc.(a)	30,955	598,979
		1,487,055
Pipelines — 0.5%
Oneok, Inc.	55,670	2,718,366
Real Estate Investment Trusts (REITS) — 5.7%
American Campus Communities, Inc.	71,430	1,988,611
Anworth Mortgage Asset Corp.	206,835	1,346,496
FelCor Lodging Trust, Inc.	97,890	1,027,845
First Potomac Realty Trust	93,800	1,429,512
Hatteras Financial Corp.	54,000	1,241,460
Highwoods Properties, Inc.	41,510	1,304,244
Home Properties, Inc.	33,790	1,623,947
Kilroy Realty Corp.	64,700	3,042,841
LaSalle Hotel Properties	69,600	1,749,048
Lexington Realty Trust	120,510	1,642,551
LTC Properties, Inc.	66,785	1,707,025
MFA Mortgage Investments, Inc.	168,700	1,099,924
National Retail Properties, Inc.	84,100	1,757,690
Parkway Properties, Inc.	40,800	1,376,184
Redwood Trust, Inc.	48,100	1,096,199
Senior Housing Properties Trust	49,700	970,641
SL Green Realty Corp.	15,700	1,298,704
Sovran Self Storage, Inc.	31,555	1,311,426
Strategic Hotels & Resorts, Inc.	101,100	947,307
Sun Communities, Inc.	78,500	1,431,055
Washington Real Estate Investment Trust	57,800	1,736,890
		31,129,600
Retail — 4.4%
99 Cents Only Stores(a)	114,455	755,403
Asbury Automotive Group, Inc.	99,700	1,281,145
Brinker International, Inc.	46,001	869,419
Brown Shoe Co., Inc.	173,300	2,348,215
Casey's General Stores, Inc.	60,100	1,392,517

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cash America International, Inc.	30,361	$941,191
CEC Entertainment, Inc.(a)	30,590	856,826
Charlotte Russe Holding, Inc.(a)	76,300	1,355,088
Dollar Tree, Inc.(a)	22,850	746,967
Fred's, Inc. Class A	91,700	1,030,708
Haverty Furniture Cos., Inc.	117,500	1,179,700
Hot Topic, Inc.(a)	228,640	1,236,942
MarineMax, Inc.(a)	72,000	516,240
OfficeMax, Inc.	50,010	695,139
The Pantry, Inc.(a)	77,340	824,444
Phillips-Van Heusen Corp.	42,000	1,538,040
School Specialty, Inc.(a)	65,630	1,951,180
Sonic Corp.(a)	58,350	863,580
The Steak n Shake Co.(a)	77,200	488,676
Stein Mart, Inc.	169,500	764,445
The Wet Seal, Inc. Class A(a)	301,385	1,437,607
Zale Corp.(a)	49,935	943,272
		24,016,744
Savings & Loans — 1.4%
Astoria Financial Corp.	125,825	2,526,566
First Niagara Financial Group, Inc.	98,025	1,260,602
FirstFed Financial Corp.(a)	58,900	473,556
Flushing Financial Corp.	95,855	1,816,452
NewAlliance Bancshares, Inc.	119,390	1,489,987
		7,567,163
Semiconductors — 1.7%
ATMI, Inc.(a)	41,000	1,144,720
Brooks Automation, Inc.(a)	130,705	1,080,930
Cabot Microelectronics Corp.(a)	20,200	669,630
Exar Corp.(a)	122,400	922,896
Fairchild Semiconductor International, Inc.(a)	82,230	964,558
Formfactor, Inc.(a)	65,100	1,199,793
GSI Group, Inc.(a)	174,500	1,354,120
Triquint Semiconductor, Inc.(a)	127,000	769,620
Zoran Corp.(a)	91,205	1,067,099
		9,173,366
Software — 2.2%
CSG Systems International, Inc.(a)	43,185	475,899
Progress Software Corp.(a)	92,400	2,362,668

	Number of Shares	Value
SeaChange International, Inc.(a)	260,350	$1,864,106
SPSS, Inc.(a)	99,800	3,629,726
SYNNEX Corp.(a)	58,700	1,472,783
Wind River Systems, Inc.(a)	219,300	2,388,177
		12,193,359
Telecommunications — 1.7%
Arris Group, Inc.(a)	121,200	1,024,140
Black Box Corp.	49,205	1,337,884
CommScope, Inc.(a)	26,485	1,397,614
Ixia(a)	145,000	1,007,750
NICE Systems Ltd. ADR (Israel)(a)	43,470	1,285,408
Optium Corp.(a)	51,600	375,648
Premiere Global Services, Inc.(a)	167,400	2,440,692
Symmetricom, Inc.(a)	99,330	381,427
		9,250,563
Textiles — 0.4%
Culp, Inc.(a)	53,600	376,272
G&K Services, Inc. Class A	57,900	1,763,634
		2,139,906
Toys, Games & Hobbies — 0.3%
JAKKS Pacific, Inc.(a)	78,275	1,710,309
Transportation — 3.8%
American Commercial Lines, Inc.(a)	112,500	1,229,625
Genesee & Wyoming, Inc. Class A(a)	96,800	3,293,136
Hub Group, Inc. Class A(a)	39,945	1,363,323
Kirby Corp.(a)	93,900	4,507,200
Landstar System, Inc.	126,500	6,985,330
Pacer International, Inc.	43,685	939,664
UTI Worldwide, Inc.	114,200	2,278,290
		20,596,568
TOTAL COMMON STOCK (Cost $522,273,771)		530,951,105
PREFERRED STOCK — 0.1%
Banks — 0.1%
East West Bancorp, Inc., Series A	1,078	759,990
TOTAL PREFERRED STOCK (Cost $1,078,000)		759,990
TOTAL EQUITIES (Cost $523,351,771)		531,711,095

	Number of Shares	Value
MUTUAL FUNDS — 0.5%
Investment Companies — 0.5%
First Financial Fund, Inc.	127,831	$1,058,441
iShares Russell 2000 Value Index Fund	21,500	1,376,000
T. Rowe Price Resource Investment Fund	6,597	6,597
		2,441,038
TOTAL MUTUAL FUNDS (Cost $3,700,782)		2,441,038
TOTAL LONG-TERM INVESTMENTS (Cost $527,052,553)		534,152,133
	Principal Amount
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$18,412,880	18,412,880
TOTAL SHORT-TERM INVESTMENTS (Cost $18,412,880)		18,412,880
TOTAL INVESTMENTS — 101.2% (Cost $545,465,433)(c)		552,565,013
Other Assets/ (Liabilities) — (1.2%)		(6,296,741)
NET ASSETS — 100.0%		$546,268,272

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $18,413,340. Collateralized by U.S. Government Agency obligations with rates ranging from 2.770% - 4.530%, maturity dates ranging from 4/30/10 - 8/01/37, and an aggregate market value, including accrued interest, of $18,786,012.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%
COMMON STOCK — 99.6%
Advertising — 0.6%
Focus Media Holding Ltd. ADR (Cayman Islands)(a)	29,100	$806,652
Aerospace & Defense — 0.7%
Rolls-Royce Group PLC(a)	46,434	315,101
Teledyne Technologies, Inc.(a)	13,200	644,028
		959,129
Apparel — 0.5%
Asics Corp.	63,300	689,420
Auto Manufacturers — 0.5%
Paccar, Inc.	16,300	681,829
Automotive & Parts — 0.5%
Titan International, Inc.	19,900	708,838
Banks — 1.2%
Comerica, Inc.	9,400	240,922
Julius Baer Holding AG	9,478	635,083
Northern Trust Corp.	12,520	858,496
		1,734,501
Beverages — 1.1%
Central European Distribution Corp.(a)	9,150	678,472
Molson Coors Brewing Co. Class B	15,100	820,383
		1,498,855
Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.(a)	9,740	706,150
Charles River Laboratories International, Inc.(a)	30,540	1,952,117
Illumina, Inc.(a)	6,790	591,477
Regeneron Pharmaceuticals, Inc.(a)	19,200	277,248
Zymogenetics, Inc.(a)	24,700	207,974
		3,734,966
Chemicals — 4.1%
Air Products & Chemicals, Inc.	11,210	1,108,221
Celanese Corp. Class A	14,920	681,247
CF Industries Holdings, Inc.	3,030	462,984
FMC Corp.	15,800	1,223,552
Kingboard Chemical Holdings Ltd.	191,500	882,640

	Number of Shares	Value
The Mosaic Co.(a)	3,880	$561,436
Terra Industries, Inc.	16,500	814,275
		5,734,355
Coal — 3.5%
Alpha Natural Resources, Inc.(a)	5,370	560,037
Arch Coal, Inc.	14,800	1,110,444
CONSOL Energy, Inc.	24,990	2,808,127
Walter Industries, Inc.	4,030	438,343
		4,916,951
Commercial Services — 5.0%
Global Payments, Inc.	9,700	452,020
Interactive Data Corp.	24,780	622,721
Mastercard, Inc. Class A	2,330	618,662
McKesson Corp.	21,800	1,218,838
Net 1 UEPS Technologies, Inc.(a)	26,900	653,670
Pharmaceutical Product Development, Inc.	27,700	1,188,330
VistaPrint Ltd.(a)	22,110	592,327
Western Union Co.	67,920	1,678,982
		7,025,550
Computers — 1.2%
DST Systems, Inc.(a)	8,540	470,127
MICROS Systems, Inc.(a)	17,200	524,428
NetApp, Inc.(a)	30,500	660,630
		1,655,185
Cosmetics & Personal Care — 0.9%
Alberto-Culver Co.	29,010	762,093
The Estee Lauder Cos., Inc. Class A	11,750	545,787
		1,307,880
Diversified Financial — 2.2%
BlackRock, Inc.	3,330	589,410
Interactive Brokers Group, Inc.(a)	19,110	614,004
Intercontinental Exchange, Inc.(a)	3,600	410,400
Invesco Ltd.	5,600	134,288
T. Rowe Price Group, Inc.	23,190	1,309,540
		3,057,642
Electric — 0.7%
Dynegy, Inc. Class A(a)	57,200	489,060
PPL Corp.	9,000	470,430
		959,490

	Number of Shares	Value
Electrical Components & Equipment — 0.9%
American Superconductor Corp.(a)	6,930	$248,441
Ametek, Inc.	21,560	1,018,063
		1,266,504
Electronics — 1.3%
FLIR Systems, Inc.(a)	33,900	1,375,323
Itron, Inc.(a)	4,000	393,400
		1,768,723
Energy – Alternate Sources — 1.6%
Covanta Holding Corp.(a)	52,610	1,404,161
First Solar, Inc.(a)	3,160	862,111
		2,266,272
Engineering & Construction — 1.9%
Aecom Technology Corp.(a)	26,400	858,792
Chicago Bridge & Iron Co. NV	16,900	672,958
Fluor Corp.(a)	6,420	1,194,634
		2,726,384
Entertainment — 0.6%
DreamWorks Animation SKG, Inc. Class A(a)	29,800	888,338
Environmental Controls — 0.4%
Stericycle, Inc.(a)	11,810	610,577
Foods — 0.8%
Pilgrim's Pride Corp.	28,300	367,617
SuperValu, Inc.	23,000	710,470
		1,078,087
Hand & Machine Tools — 0.7%
Snap-on, Inc.	18,700	972,587
Health Care – Products — 2.7%
C.R. Bard, Inc.	4,690	412,486
Henry Schein, Inc.(a)	13,820	712,697
Intuitive Surgical, Inc.(a)	3,510	945,594
Mindray Medical International Ltd. ADR (Cayman Islands)	22,000	821,040
St. Jude Medical, Inc.(a)	21,400	874,832
		3,766,649
Health Care – Services — 0.6%
Covance, Inc.(a)	10,000	860,200
Home Builders — 0.2%
Pulte Homes, Inc.	29,130	280,522

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 1.0%
Church & Dwight Co., Inc.	6,210	$349,933
Jarden Corp.(a)	56,800	1,036,032
		1,385,965
Insurance — 0.8%
Aon Corp.	11,370	522,338
Assurant, Inc.	9,220	608,151
		1,130,489
Internet — 6.2%
Akamai Technologies, Inc.(a)	18,570	646,050
Ariba, Inc.(a)	60,100	884,071
Baidu.com ADR (Cayman Islands)(a)	1,480	463,181
Ctrip.com International Ltd. ADR (Cayman Islands)	3,900	178,542
Equinix, Inc.(a)	12,200	1,088,484
McAfee, Inc.(a)	62,730	2,134,702
Mercadolibre, Inc.(a)	10,790	372,147
Priceline.com, Inc.(a)	6,020	695,069
VeriSign, Inc.(a)	58,250	2,201,850
		8,664,096
Iron & Steel — 2.4%
Cleveland-Cliffs, Inc.	5,700	679,383
Steel Dynamics, Inc.	44,300	1,730,801
United States Steel Corp.	5,200	960,856
		3,371,040
Leisure Time — 0.5%
WMS Industries, Inc.(a)	23,650	704,061
Lodging — 0.5%
Wynn Resorts Ltd.	8,940	727,269
Machinery – Construction & Mining — 0.5%
Joy Global, Inc.	10,300	781,049
Machinery – Diversified — 3.3%
AGCO Corp.(a)	13,120	687,619
Cummins, Inc.	20,640	1,352,333
Flowserve Corp.	13,550	1,852,285
The Manitowoc Co., Inc.	21,100	686,383
		4,578,620
Manufacturing — 2.2%
Hansen Transmissions International NV(a)	124,589	665,467
Harsco Corp.	12,500	680,125
Pall Corp.	20,400	809,472
SPX Corp.	6,750	889,178
		3,044,242

	Number of Shares	Value
Media — 1.1%
Central European Media Enterprises Ltd.(a)	7,060	$639,142
Discovery Holding Co. Class A(a)	38,520	845,899
		1,485,041
Mining — 2.5%
Agnico-Eagle Mines Ltd.	8,570	637,351
Cameco Corp.	30,100	1,290,387
Freeport-McMoRan Copper & Gold, Inc.	6,940	813,298
Kinross Gold Corp.	31,900	753,159
		3,494,195
Oil & Gas — 8.3%
Chesapeake Energy Corp.	17,690	1,166,832
Denbury Resources, Inc.(a)	21,690	791,685
Diamond Offshore Drilling, Inc.	6,070	844,580
EOG Resources, Inc.	8,300	1,088,960
EXCO Resources, Inc.(a)	13,070	482,414
Forest Oil Corp.(a)	12,300	916,350
Nabors Industries Ltd.(a)	18,190	895,494
Pioneer Natural Resources Co.	9,160	717,045
Questar Corp.	9,870	701,165
Range Resources Corp.	15,700	1,028,978
Southwestern Energy Co.(a)	21,540	1,025,519
Ultra Petroleum Corp.(a)	19,730	1,937,486
		11,596,508
Oil & Gas Services — 0.9%
Cameron International Corp.(a)	14,860	822,501
National Oilwell Varco, Inc.(a)	4,410	391,255
		1,213,756
Packaging & Containers — 1.9%
Ball Corp.	16,600	792,484
Owens-IIlinois, Inc.(a)	19,180	799,614
Rexam PLC Sponsored ADR (United Kingdom)	20,100	771,840
Sealed Air Corp.	15,800	300,358
		2,664,296
Pharmaceuticals — 6.0%
Alkermes, Inc.(a)	24,000	296,640
Allergan, Inc.	10,660	554,853
Amylin Pharmaceuticals, Inc.(a)	22,200	563,658

	Number of Shares	Value
Auxilium Pharmaceuticals, Inc.(a)	12,400	$416,888
BioMarin Pharmaceuticals, Inc.(a)	3,010	87,230
Cephalon, Inc.(a)	16,600	1,107,054
DENTSPLY International, Inc.	13,990	514,832
Elan Corp. PLC Sponsored ADR (Ireland)(a)	33,200	1,180,260
Express Scripts, Inc.(a)	18,950	1,188,544
ImClone Systems, Inc.(a)	7,700	311,542
The Medicines Co.(a)	14,100	279,462
Onyx Pharmaceuticals, Inc.(a)	10,900	388,040
Shionogi & Co. Ltd.	48,100	950,394
United Therapeutics Corp.(a)	5,900	576,725
		8,416,122
Pipelines — 0.5%
El Paso Corp.	32,500	706,550
Real Estate Investment Trusts (REITS) — 0.4%
Public Storage	6,650	537,254
Retail — 6.2%
Advance Auto Parts, Inc.	23,000	893,090
Big Lots, Inc.(a)	25,040	782,249
BJ's Wholesale Club, Inc.(a)	27,700	1,071,990
Coach, Inc.(a)	24,470	706,694
Darden Restaurants, Inc.	22,820	728,871
Dick's Sporting Goods, Inc.(a)	12,915	229,112
The Gap, Inc.	43,300	721,811
Guess?, Inc.	27,480	1,029,126
Kohl's Corp.(a)	17,000	680,680
Liz Claiborne, Inc.	19,800	280,170
Staples, Inc.	37,100	881,125
Urban Outfitters, Inc.(a)	22,400	698,656
		8,703,574
Savings & Loans — 0.5%
Hudson City Bancorp, Inc.	46,190	770,449
Semiconductors — 4.9%
Altera Corp.	49,210	1,018,647
Broadcom Corp. Class A(a)	26,650	727,278
Cavium Networks, Inc.(a)	24,210	508,410
Lam Research Corp.(a)	32,880	1,188,612
Marvell Technology Group Ltd.(a)	62,890	1,110,637
Nvidia Corp.(a)	40,950	766,584

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PMC-Sierra, Inc.(a)	81,910	$626,612
Varian Semiconductor Equipment Associates, Inc.(a)	27,180	946,408
		6,893,188
Software — 5.3%
Activision, Inc.(a)	33,450	1,139,642
BMC Software, Inc.(a)	27,000	972,000
Fiserv, Inc.(a)	12,530	568,486
Informatica Corp.(a)	18,030	271,171
Nuance Communications, Inc.(a)	40,900	640,903
Omniture, Inc.(a)	23,380	434,167
Red Hat, Inc.(a)	59,400	1,228,986
Salesforce.com, Inc.(a)	17,870	1,219,270
UBISOFT Entertainment(a)	10,358	902,671
		7,377,296
Telecommunications — 4.4%
Atheros Communications, Inc.(a)	52,180	1,565,400
Comverse Technology, Inc.(a)	39,600	671,220
Crown Castle International Corp.(a)	18,900	731,997
Juniper Networks, Inc.(a)	28,980	642,776
MetroPCS Communications, Inc.(a)	51,600	913,836
Millicom International Cellular SA	6,000	621,000
NICE Systems Ltd. ADR (Israel)(a)	22,500	665,325
SBA Communications Corp. Class A(a)	9,310	335,253
		6,146,807
Toys, Games & Hobbies — 0.6%
Marvel Entertainment, Inc.(a)	24,400	784,216
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	6,510	357,009
Expeditors International of Washington, Inc.	19,880	854,840
Kansas City Southern(a)	14,200	624,658
Ryder System, Inc.	6,940	478,027
		2,314,534
TOTAL COMMON STOCK (Cost $136,042,434)		139,446,703
TOTAL EQUITIES (Cost $136,042,434)		139,446,703
TOTAL LONG-TERM INVESTMENTS (Cost $136,042,434)		139,446,703

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$1,462,849	$1,462,849
TOTAL SHORT-TERM INVESTMENTS (Cost $1,462,849)		1,462,849
TOTAL INVESTMENTS — 100.7% (Cost $137,505,283)(c)		140,909,552
Other Assets/ (Liabilities) — (0.7%)		(945,809)
NET ASSETS — 100.0%		$139,963,743

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $1,462,886. Collateralized by U.S. Government Agency obligations with a rate of 2.820%, maturity date of 2/15/36, and an aggregate market value, including accrued interest, of $1,495,433.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%
COMMON STOCK — 97.4%
Advertising — 1.6%
Clear Channel Outdoor Holdings, Inc. Class A(a)	354,500	$6,320,735
Focus Media Holding Ltd. ADR (Cayman Islands)(a)	50,300	1,394,316
Lamar Advertising Co. Class A(a)	324,100	11,677,323
Omnicom Group, Inc.	67,800	3,042,864
		22,435,238
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.(a)	113,900	11,581,352
Empresa Brasileira de Aeronautica SA ADR (Brazil)	43,600	1,155,400
Goodrich Corp.	23,900	1,134,294
Rockwell Collins, Inc.	297,500	14,268,100
		28,139,146
Airlines — 0.8%
SkyWest, Inc.	35,500	449,075
Southwest Airlines Co.	748,400	9,759,136
		10,208,211
Auto Manufacturers — 0.3%
Oshkosh Corp.	135,000	2,793,150
Paccar, Inc.	35,200	1,472,416
		4,265,566
Automotive & Parts — 0.8%
WABCO Holdings, Inc.	239,200	11,113,232
Banks — 0.5%
City National Corp.	14,700	618,429
East West Bancorp, Inc.	16,700	117,902
Northern Trust Corp.	58,400	4,004,488
SVB Financial Group(a)	54,100	2,602,751
		7,343,570
Beverages — 0.2%
Brown-Forman Corp. Class B	33,100	2,501,367
Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.(a)	54,100	3,922,250
Biogen Idec, Inc.(a)	19,500	1,089,855
Celgene Corp.(a)	16,000	1,021,920

	Number of Shares	Value
Charles River Laboratories International, Inc.(a)	37,700	$2,409,784
Genzyme Corp.(a)	26,300	1,894,126
Human Genome Sciences, Inc.(a)	278,000	1,448,380
Illumina, Inc.(a)	114,700	9,991,517
Integra LifeSciences Holdings Corp.(a)	17,600	782,848
Invitrogen Corp.(a)	53,600	2,104,336
Martek Biosciences Corp.(a)	26,500	893,315
Millipore Corp.(a)	112,600	7,641,036
Myriad Genetics, Inc.(a)	76,800	3,495,936
Vertex Pharmaceuticals, Inc.(a)	201,700	6,750,899
		43,446,202
Chemicals — 0.6%
Albemarle Corp.	25,100	1,001,741
Ecolab, Inc.	44,100	1,895,859
Intrepid Potash, Inc.(a)	78,000	5,130,840
Sigma-Aldrich Corp.	14,500	780,970
		8,809,410
Coal — 2.1%
Arch Coal, Inc.	63,200	4,741,896
CONSOL Energy, Inc.	125,700	14,124,909
Foundation Coal Holdings, Inc.	51,000	4,517,580
Peabody Energy Corp.	54,000	4,754,700
		28,139,085
Commercial Services — 7.2%
Apollo Group, Inc. Class A(a)	51,106	2,261,952
The Corporate Executive Board Co.	26,400	1,110,120
DeVry, Inc.	32,000	1,715,840
Equifax, Inc.	33,000	1,109,460
Global Payments, Inc.	265,800	12,386,280
H&R Block, Inc.	34,900	746,860
Iron Mountain, Inc.(a)	306,975	8,150,186
ITT Educational Services, Inc.(a)	18,900	1,561,707
Manpower, Inc.	142,600	8,305,024
McKesson Corp.	21,900	1,224,429
Monster Worldwide, Inc.(a)	184,000	3,792,240
Moody's Corp.	54,800	1,887,312
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)(a)	14,000	817,880

	Number of Shares	Value
Paychex, Inc.	91,000	$2,846,480
Quanta Services, Inc.(a)	431,200	14,346,024
Ritchie Bros. Auctioneers, Inc.	103,500	2,807,955
Robert Half International, Inc.	339,200	8,130,624
SAIC, Inc.(a)	514,000	10,696,340
VistaPrint Ltd.(a)	30,100	805,476
Western Union Co.	535,800	13,244,976
		97,947,165
Computers — 3.1%
Cognizant Technology Solutions Corp. Class A(a)	94,600	3,075,446
DST Systems, Inc.(a)	169,000	9,303,450
IHS, Inc. Class A(a)	68,000	4,732,800
Jack Henry & Associates, Inc.	209,500	4,533,580
Logitech International SA(a)	47,300	1,267,640
MICROS Systems, Inc.(a)	170,000	5,183,300
NetApp, Inc.(a)	126,900	2,748,654
Perot Systems Corp. Class A(a)	51,900	779,019
Seagate Technology	539,700	10,324,461
Synopsys, Inc.(a)	38,700	925,317
		42,873,667
Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	86,200	3,104,924
Distribution & Wholesale — 0.8%
Fastenal Co.	163,700	7,065,292
LKQ Corp.(a)	98,000	1,770,860
W.W. Grainger, Inc.	20,600	1,685,080
		10,521,232
Diversified Financial — 3.2%
Affiliated Managers Group, Inc.(a)	55,100	4,962,306
Ameriprise Financial, Inc.	98,000	3,985,660
BlackRock, Inc.	8,600	1,522,200
Eaton Vance Corp.	265,000	10,536,400
Federated Investors, Inc. Class B	27,000	929,340
Interactive Brokers Group, Inc.(a)	174,000	5,590,620
Intercontinental Exchange, Inc.(a)	20,700	2,359,800
Janus Capital Group, Inc.	49,500	1,310,265
Lazard Ltd. Class A	37,300	1,273,795

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Legg Mason, Inc.	14,890	$648,757
Nymex Holdings, Inc.	25,000	2,112,000
optionsXpress Holdings, Inc.	38,700	864,558
Raymond James Financial, Inc.	141,000	3,720,990
TD Ameritrade Holding Corp.(a)	202,000	3,654,180
		43,470,871
Electric — 1.1%
The AES Corp.(a)	170,900	3,282,989
Dynegy, Inc. Class A(a)	693,000	5,925,150
Reliant Energy, Inc.(a)	248,100	5,277,087
		14,485,226
Electrical Components & Equipment — 1.3%
Ametek, Inc.	360,500	17,022,810
General Cable Corp.(a)	13,000	791,050
		17,813,860
Electronics — 3.3%
Applera Corp. Applied Biosystems Group	68,000	2,276,640
Cogent, Inc.(a)	97,700	1,110,849
Cymer, Inc.(a)	31,500	846,720
Dolby Laboratories, Inc. Class A(a)	212,000	8,543,600
FLIR Systems, Inc.(a)	434,600	17,631,722
Gentex Corp.	54,900	792,756
II-VI, Inc.(a)	22,200	775,224
Jabil Circuit, Inc.	73,900	1,212,699
National Instruments Corp.	33,700	956,069
Trimble Navigation Ltd.(a)	55,400	1,977,780
Waters Corp.(a)	144,500	9,320,250
		45,444,309
Energy – Alternate Sources — 0.2%
SunPower Corp. Class A(a)	29,000	2,087,420
Engineering & Construction — 0.9%
Chicago Bridge & Iron Co. NV	22,300	887,986
Fluor Corp.(a)	20,800	3,870,464
Foster Wheeler Ltd.(a)	40,400	2,955,260
McDermott International, Inc.(a)	64,200	3,973,338
		11,687,048
Entertainment — 1.0%
DreamWorks Animation SKG, Inc. Class A(a)	137,100	4,086,951
International Game Technology	320,400	8,003,592

	Number of Shares	Value
Pinnacle Entertainment, Inc.(a)	130,000	$1,363,700
		13,454,243
Environmental Controls — 0.3%
Republic Services, Inc.	76,650	2,276,505
Stericycle, Inc.(a)	35,000	1,809,500
		4,086,005
Foods — 0.7%
The Hershey Co.	22,200	727,716
McCormick & Co., Inc.	68,500	2,442,710
Whole Foods Market, Inc.	288,000	6,822,720
		9,993,146
Health Care – Products — 4.6%
American Medical Systems Holdings, Inc.(a)	58,500	874,575
ArthroCare Corp.(a)	24,100	983,521
Becton, Dickinson & Co.	9,300	756,090
C.R. Bard, Inc.	99,000	8,707,050
Edwards Lifesciences Corp.(a)	216,900	13,456,476
Gen-Probe, Inc.(a)	81,700	3,879,116
Henry Schein, Inc.(a)	199,200	10,272,744
Hologic, Inc.(a)	60,400	1,316,720
IDEXX Laboratories, Inc.(a)	36,100	1,759,514
Intuitive Surgical, Inc.(a)	9,900	2,667,060
Masimo Corp.(a)	41,600	1,428,960
Qiagen N.V.(a)	310,300	6,246,339
Resmed, Inc.(a)	93,400	3,338,116
St. Jude Medical, Inc.(a)	78,100	3,192,728
Techne Corp.(a)	20,500	1,586,495
Varian Medical Systems, Inc.(a)	29,300	1,519,205
Zimmer Holdings, Inc.(a)	16,000	1,088,800
		63,073,509
Health Care – Services — 2.0%
Cigna Corp.	59,300	2,098,627
Community Health Systems, Inc.(a)	84,000	2,770,320
Covance, Inc.(a)	11,400	980,628
Coventry Health Care, Inc.(a)	140,100	4,261,842
DaVita, Inc.(a)	16,250	863,362
Health Net, Inc.(a)	161,900	3,895,314
Healthways, Inc.(a)	20,100	594,960
Humana, Inc.(a)	114,900	4,569,573
Laboratory Corp. of America Holdings(a)	73,300	5,103,879
Lincare Holdings, Inc.(a)	34,600	982,640
Quest Diagnostics, Inc.	35,400	1,715,838
		27,836,983

	Number of Shares	Value
Home Builders — 0.2%
Centex Corp.	28,200	$377,034
KB Home	18,400	311,512
Lennar Corp. Class A	38,100	470,154
Pulte Homes, Inc.	33,800	325,494
Thor Industries, Inc.	28,800	612,288
Toll Brothers, Inc.(a)	36,100	676,153
Winnebago Industries, Inc.	42,800	436,132
		3,208,767
Household Products — 0.1%
Avery Dennison Corp.	6,300	276,759
The Clorox Co.	26,300	1,372,860
		1,649,619
Insurance — 1.9%
Aon Corp.	20,700	950,958
Arch Capital Group Ltd.(a)	19,900	1,319,768
Assurant, Inc.	100,400	6,622,384
Axis Capital Holdings Ltd.	225,600	6,725,136
HCC Insurance Holdings, Inc.	34,100	720,874
Markel Corp.(a)	2,160	792,720
Philadelphia Consolidated Holding Corp.(a)	154,000	5,231,380
Principal Financial Group, Inc.	76,000	3,189,720
RenaissanceRe Holdings Ltd.	15,000	670,050
		26,222,990
Internet — 3.5%
Amazon.com, Inc.(a)	158,000	11,586,140
Baidu.com ADR (Cayman Islands)(a)	2,700	844,992
Ctrip.com International Ltd. ADR (Cayman Islands)	21,400	979,692
Digital River, Inc.(a)	25,600	987,648
Expedia, Inc.(a)	455,900	8,379,442
F5 Networks, Inc.(a)	43,300	1,230,586
McAfee, Inc.(a)	246,600	8,391,798
Priceline.com, Inc.(a)	12,600	1,454,796
Sina Corp.(a)	28,400	1,208,420
Symantec Corp.(a)	52,600	1,017,810
VeriSign, Inc.(a)	301,000	11,377,800
		47,459,124
Iron & Steel — 0.4%
Carpenter Technology Corp.	50,800	2,217,420
Cleveland-Cliffs, Inc.	29,800	3,551,862
		5,769,282

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.2%
Harley-Davidson, Inc.	42,200	$1,530,172
Royal Caribbean Cruises Ltd.	25,400	570,738
WMS Industries, Inc.(a)	23,650	704,061
		2,804,971
Lodging — 1.5%
Boyd Gaming Corp.	35,800	449,648
Choice Hotels International, Inc.	49,700	1,317,050
Gaylord Entertainment Co.(a)	141,000	3,378,360
Las Vegas Sands Corp.(a)	28,400	1,347,296
Marriott International, Inc. Class A	357,700	9,386,048
Melco Crown Entertainment Ltd. ADR (Cayman Islands)(a)	131,800	1,228,376
Starwood Hotels & Resorts Worldwide, Inc.	31,100	1,246,177
Wynn Resorts Ltd.	22,800	1,854,780
		20,207,735
Machinery – Construction & Mining — 0.3%
Joy Global, Inc.	45,700	3,465,431
Terex Corp.(a)	24,100	1,238,017
		4,703,448
Machinery – Diversified — 2.5%
Cummins, Inc.	52,100	3,413,592
Graco, Inc.	23,200	883,224
IDEX Corp.	268,325	9,885,093
Roper Industries, Inc.	305,900	20,152,692
Zebra Technologies Corp. Class A(a)	14,400	470,016
		34,804,617
Manufacturing — 1.5%
Danaher Corp.	52,000	4,019,600
Donaldson Co., Inc.	45,700	2,040,048
Harsco Corp.	57,200	3,112,252
ITT Corp.	156,700	9,923,811
Pall Corp.	34,700	1,376,896
		20,472,607
Media — 2.3%
Cablevision Systems Corp. Class A(a)	273,900	6,190,140
Central European Media Enterprises Ltd.(a)	14,700	1,330,791
CTC Media, Inc.(a)	45,700	1,126,962
Discovery Holding Co. Class A(a)	394,600	8,665,416

	Number of Shares	Value
FactSet Research Systems, Inc.	70,300	$3,962,108
The McGraw-Hill Cos., Inc.	86,000	3,450,320
Rogers Communications, Inc. Class B	43,000	1,662,380
Shaw Communications, Inc. Class B	48,100	979,316
WPP Group PLC Sponsored ADR (United Kingdom)	32,800	1,568,496
XM Satellite Radio Holdings, Inc. Class A(a)	403,000	3,159,520
		32,095,449
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	33,200	3,199,484
Mining — 1.3%
Agnico-Eagle Mines Ltd.	155,500	11,564,535
Teck Cominico Ltd. Class B	125,000	5,993,750
		17,558,285
Office Furnishings — 0.0%
HNI Corp.	13,600	240,176
Oil & Gas — 5.2%
Bill Barrett Corp.(a)	27,300	1,621,893
Cabot Oil & Gas Corp.	29,300	1,984,489
CNX Gas Corp.(a)	196,000	8,239,840
Compton Petroleum Corp.(a)	96,400	1,225,244
Concho Resources, Inc.(a)	65,100	2,428,230
Diamond Offshore Drilling, Inc.	25,400	3,534,156
EOG Resources, Inc.	91,000	11,939,200
Forest Oil Corp.(a)	32,400	2,413,800
Mariner Energy, Inc.(a)	37,600	1,390,072
Murphy Oil Corp.	159,000	15,589,950
Nabors Industries Ltd.(a)	47,800	2,353,194
Newfield Exploration Co.(a)	42,500	2,773,125
SandRidge Energy, Inc.(a)	67,800	4,378,524
Sunoco, Inc.	29,800	1,212,562
Ultra Petroleum Corp.(a)	43,300	4,252,060
XTO Energy, Inc.	80,000	5,480,800
		70,817,139
Oil & Gas Services — 5.3%
BJ Services Co.	444,400	14,194,136
Cameron International Corp.(a)	121,900	6,747,165
Core Laboratories NV(a)	32,900	4,683,315
FMC Technologies, Inc.(a)	129,200	9,939,356
Smith International, Inc.	269,400	22,397,916

	Number of Shares	Value
TETRA Technologies, Inc.(a)	223,000	$5,287,330
Trican Well Service Ltd.	131,600	3,274,982
Weatherford International Ltd.(a)	110,600	5,484,654
		72,008,854
Pharmaceuticals — 5.1%
Alkermes, Inc.(a)	121,000	1,495,560
Allergan, Inc.	53,410	2,779,990
Amylin Pharmaceuticals, Inc.(a)	127,000	3,224,530
BioMarin Pharmaceuticals, Inc.(a)	139,100	4,031,118
Cephalon, Inc.(a)	188,900	12,597,741
DENTSPLY International, Inc.	119,000	4,379,200
Elan Corp. PLC Sponsored ADR (Ireland)(a)	447,600	15,912,180
Express Scripts, Inc.(a)	46,800	2,935,296
Gilead Sciences, Inc.(a)	12,000	635,400
ImClone Systems, Inc.(a)	73,100	2,957,626
Medarex, Inc.(a)	115,000	760,150
OSI Pharmaceuticals, Inc.(a)	68,000	2,809,760
Patterson Cos., Inc.(a)	22,700	667,153
Sepracor, Inc.(a)	91,000	1,812,720
Theravance, Inc.(a)	159,000	1,887,330
Valeant Pharmaceuticals International(a)	317,000	5,423,870
Warner Chilcott Ltd. Class A(a)	297,900	5,049,405
		69,359,029
Pipelines — 0.3%
The Williams Cos., Inc.	114,900	4,631,619
Real Estate — 0.3%
The St. Joe Co.	110,000	3,775,200
Retail — 6.2%
Advance Auto Parts, Inc.	27,000	1,048,410
AnnTaylor Stores Corp.(a)	32,900	788,284
Bed Bath & Beyond, Inc.(a)	327,600	9,205,560
Best Buy Co., Inc.	78,000	3,088,800
Carmax, Inc.(a)	385,000	5,463,150
The Cheesecake Factory(a)	141,000	2,243,310
Chipotle Mexican Grill, Inc. Class B(a)	95,600	7,204,416
Coach, Inc.(a)	61,400	1,773,232
Dick's Sporting Goods, Inc.(a)	30,200	535,748
Family Dollar Stores, Inc.	39,700	791,618

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
J. Crew Group, Inc.(a)	127,000	$4,192,270
Men's Wearhouse, Inc.	32,200	524,538
MSC Industrial Direct Co., Inc. Class A	95,000	4,190,450
O'Reilly Automotive, Inc.(a)	264,800	5,918,280
P.F. Chang's China Bistro, Inc.(a)	40,000	893,600
Panera Bread Co. Class A(a)	45,700	2,114,082
PetSmart, Inc.	346,800	6,918,660
Ross Stores, Inc.	61,700	2,191,584
Shoppers Drug Mart Corp.	38,000	2,084,936
Shoppers Drug Mart Corp.	63,000	3,456,604
Staples, Inc.	56,750	1,347,813
Starbucks Corp.(a)	59,800	941,252
Tiffany & Co.	54,800	2,233,100
Tim Hortons, Inc.	188,800	5,416,672
The TJX Cos., Inc.	81,500	2,564,805
Tractor Supply Co.(a)	22,800	662,112
Urban Outfitters, Inc.(a)	45,000	1,403,550
Williams-Sonoma, Inc.	129,200	2,563,328
Yum! Brands, Inc.	107,400	3,768,666
		85,528,830
Semiconductors — 6.4%
Altera Corp.	505,900	10,472,130
Analog Devices, Inc.	62,100	1,972,917
Broadcom Corp. Class A(a)	87,300	2,382,417
Cree, Inc.(a)	78,000	1,779,180
Fairchild Semiconductor International, Inc.(a)	64,600	757,758
Integrated Device Technology, Inc.(a)	88,500	879,690
Intersil Corp. Class A	264,800	6,439,936
KLA-Tencor Corp.	22,700	924,117
Lam Research Corp.(a)	17,900	647,085
Linear Technology Corp.	61,100	1,990,027
Marvell Technology Group Ltd.(a)	711,000	12,556,260
Maxim Integrated Products, Inc.	44,700	945,405
MEMC Electronic Materials, Inc.(a)	38,900	2,393,906
Microchip Technology, Inc.	269,100	8,218,314
National Semiconductor Corp.	77,700	1,595,958
ON Semiconductor Corp.(a)	679,700	6,232,849
PMC-Sierra, Inc.(a)	593,000	4,536,450
QLogic Corp.(a)	59,800	872,482
Silicon Laboratories, Inc.(a)	39,600	1,429,164

	Number of Shares	Value
Teradyne, Inc.(a)	430,400	$4,764,528
Varian Semiconductor Equipment Associates, Inc.(a)	148,300	5,163,806
Xilinx, Inc.	448,300	11,319,575
		88,273,954
Software — 3.8%
Activision, Inc.(a)	56,010	1,908,261
Adobe Systems, Inc.(a)	24,000	945,360
American Reprographics Co.(a)	51,800	862,470
Ansys, Inc.(a)	27,700	1,305,224
Autodesk, Inc.(a)	244,600	8,269,926
Cerner Corp.(a)	121,000	5,466,780
Citrix Systems, Inc.(a)	41,600	1,223,456
Dun & Bradstreet Corp.	13,200	1,156,848
Electronic Arts, Inc.(a)	66,800	2,967,924
Fidelity National Information Services, Inc.	22,200	819,402
Fiserv, Inc.(a)	190,800	8,656,596
Intuit, Inc.(a)	75,300	2,076,021
Red Hat, Inc.(a)	398,800	8,251,172
Salesforce.com, Inc.(a)	78,200	5,335,586
Satyam Computer Services Ltd. ADR (India)	71,900	1,762,988
SEI Investments Co.	33,000	776,160
THQ, Inc.(a)	41,950	849,907
		52,634,081
Telecommunications — 5.8%
Amdocs Ltd.(a)	285,000	8,384,700
American Tower Corp. Class A(a)	299,000	12,632,750
Ciena Corp.(a)	141,000	3,266,970
Crown Castle International Corp.(a)	333,200	12,904,836
Foundry Networks, Inc.(a)	68,100	804,942
Harris Corp.	52,000	2,625,480
JDS Uniphase Corp.(a)	694,200	7,886,112
Juniper Networks, Inc.(a)	584,400	12,961,992
Leap Wireless International, Inc.(a)	187,200	8,081,424
MetroPCS Communications, Inc.(a)	286,800	5,079,228
NeuStar, Inc. Class A(a)	31,500	679,140
NII Holdings, Inc.(a)	31,900	1,514,931
SBA Communications Corp. Class A(a)	82,700	2,978,027
		79,800,532
Toys, Games & Hobbies — 0.1%
Mattel, Inc.	41,300	707,056

	Number of Shares	Value
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	52,500	$2,879,100
Expeditors International of Washington, Inc.	58,100	2,498,300
Landstar System, Inc.	56,700	3,130,974
UTI Worldwide, Inc.	190,400	3,798,480
		12,306,854
TOTAL COMMON STOCK (Cost $1,184,233,579)		1,334,520,337
PREFERRED STOCK — 0.1%
Banking, Savings & Loans — 0.1%
Bill Me Later, Inc.(b)	12,000	434,760
TOTAL PREFERRED STOCK (Cost $434,760)		434,760
TOTAL EQUITIES (Cost $1,184,668,339)		1,334,955,097
MUTUAL FUND — 0.3%
Investment Companies — 0.3%
Government Reserve Investment Fund	4,305,535	4,305,535
TOTAL MUTUAL FUNDS (Cost $4,305,535)		4,305,535
TOTAL LONG-TERM INVESTMENTS (Cost $1,188,973,874)		1,339,260,632
	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(c)	$29,190,254	29,190,254
TOTAL SHORT-TERM INVESTMENTS (Cost $29,190,254)		29,190,254
TOTAL INVESTMENTS — 99.9% (Cost $1,218,164,128)(d)		1,368,450,886
Other Assets/ (Liabilities) — 0.1%		1,466,982
NET ASSETS — 100.0%		$1,369,917,868

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Maturity value of $29,190,983. Collateralized by U.S. Government Agency obligations with rates ranging from 2.771% - 6.143%, maturity dates ranging from 7/01/36 - 8/15/36, and an aggregate market value, including accrued interest, of $29,777,848.

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 90.4%
COMMON STOCK — 90.4%
Advertising — 0.3%
Focus Media Holding Ltd. ADR (Cayman Islands)(a)	62,060	$1,720,303
Aerospace & Defense — 0.8%
Aerovironment, Inc.(a)	61,400	1,668,852
Teledyne Technologies, Inc.(a)	60,410	2,947,404
		4,616,256
Airlines — 0.1%
Airtran Holdings, Inc.(a)	294,300	600,372
Apparel — 0.2%
Asics Corp.	137,000	1,492,111
Automotive & Parts — 0.6%
Tenneco, Inc.(a)	68,500	926,805
Titan International, Inc.	53,480	1,904,958
TRW Automotive Holdings Corp.(a)	48,800	901,336
		3,733,099
Banks — 0.8%
International Bancshares Corp.	39,275	839,307
MB Financial, Inc.	28,400	638,148
Oriental Financial Group, Inc.	24,300	346,518
PacWest Bancorp	23,100	343,728
UMB Financial Corp.	32,200	1,650,894
West Coast Bancorp	72,700	630,309
Westamerica Bancorporation	11,400	599,526
		5,048,430
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.(a)	5,400	391,500
Arena Pharmaceuticals, Inc.(a)	54,180	281,194
Celera Genomics Group - Applera Corp.(a)	175,510	1,993,794
Charles River Laboratories International, Inc.(a)	22,780	1,456,098
Cougar Biotechnology, Inc.(a)	59,370	1,414,787
Exelixis, Inc.(a)	76,400	382,000

	Number of Shares	Value
Human Genome Sciences, Inc.(a)	207,000	$1,078,470
Incyte Corp.(a)	149,200	1,135,412
Regeneron Pharmaceuticals, Inc.(a)	117,760	1,700,454
		9,833,709
Chemicals — 2.5%
FMC Corp.	44,835	3,472,023
Hercules, Inc.	123,200	2,085,776
Innophos Holdings, Inc.	42,580	1,360,431
Kingboard Chemical Holdings Ltd.	269,460	1,241,965
Minerals Technologies, Inc.	24,100	1,532,519
Quaker Chemical Corp.	37,940	1,011,480
Rockwood Holdings, Inc.(a)	10,120	352,176
Solutia, Inc.(a)	140,620	1,802,748
Terra Industries, Inc.	39,250	1,936,988
		14,796,106
Coal — 1.1%
Arch Coal, Inc.	27,130	2,035,564
Foundation Coal Holdings, Inc.	48,520	4,297,901
		6,333,465
Commercial Services — 7.3%
AerCap Holdings NV(a)	69,000	871,470
American Public Education, Inc.(a)	52,800	2,061,312
Bankrate, Inc.(a)	145,500	5,684,685
Bowne & Co., Inc.	96,200	1,226,550
Capella Education Co.(a)	46,600	2,779,690
CoStar Group, Inc.(a)	113,300	5,036,185
Hill International, Inc.(a)	76,980	1,265,551
Interactive Data Corp.	64,860	1,629,932
ITT Educational Services, Inc.(a)	41,850	3,458,065
Net 1 UEPS Technologies, Inc.(a)	55,490	1,348,407
Pharmaceutical Product Development, Inc.	90,800	3,895,320
Riskmetrics Group, Inc.(a)	198,500	3,898,540
Robert Half International, Inc.	59,900	1,435,803
Stewart Enterprises, Inc. Class A	253,600	1,825,920
TeleTech Holdings, Inc.(a)	68,280	1,362,869

	Number of Shares	Value
Valassis Communications, Inc.(a)	93,680	$1,172,874
VistaPrint Ltd.(a)	173,550	4,649,404
		43,602,577
Computers — 3.0%
CACI International, Inc. Class A(a)	26,610	1,217,940
MICROS Systems, Inc.(a)	335,600	10,232,444
Riverbed Technology, Inc.(a)	342,300	4,696,356
Smart Modular Technologies WWH, Inc.(a)	145,900	558,797
SYKES Enterprises, Inc.(a)	55,060	1,038,431
		17,743,968
Cosmetics & Personal Care — 1.6%
Alberto-Culver Co.	184,400	4,844,188
Bare Escentuals, Inc.(a)	238,750	4,471,787
		9,315,975
Distribution & Wholesale — 2.3%
Ingram Micro, Inc. Class A(a)	139,900	2,483,225
LKQ Corp.(a)	465,656	8,414,404
Owens & Minor, Inc.	42,860	1,958,273
Pool Corp.	36,000	639,360
		13,495,262
Diversified Financial — 1.7%
Advanta Corp. Class B	141,550	890,350
Equitable Group, Inc.	58,500	1,234,722
Financial Federal Corp.	197,624	4,339,823
JMP Group, Inc.	144,600	955,806
The NASDAQ OMX Group, Inc.(a)	42,100	1,117,755
Waddell & Reed Financial, Inc. Class A	42,300	1,480,923
		10,019,379
Electronics — 0.5%
Faro Technologies, Inc.(a)	18,610	468,414
FLIR Systems, Inc.(a)	65,250	2,647,192
		3,115,606
Energy – Alternate Sources — 0.3%
Covanta Holding Corp.(a)	63,700	1,700,153
Engineering & Construction — 1.8%
Aecom Technology Corp.(a)	59,630	1,939,764

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chicago Bridge & Iron Co. NV	217,548	$8,662,761
		10,602,525
Entertainment — 2.8%
Churchill Downs, Inc.	31,700	1,105,379
DreamWorks Animation SKG, Inc. Class A(a)	85,700	2,554,717
Scientific Games Corp. Class A(a)	250,150	7,409,443
Vail Resorts, Inc.(a)	127,200	5,447,976
		16,517,515
Environmental Controls — 0.6%
American Ecology Corp.	45,000	1,328,850
Waste Connections, Inc.(a)	68,050	2,172,836
		3,501,686
Foods — 0.4%
Great Atlantic & Pacific Tea Co.(a)	30,400	693,728
Pilgrim's Pride Corp.	115,940	1,506,061
		2,199,789
Gas — 0.5%
Southern Union Co.	54,200	1,464,484
UGI Corp.	57,200	1,642,212
		3,106,696
Hand & Machine Tools — 0.2%
Snap-on, Inc.	27,510	1,430,795
Health Care – Products — 2.2%
ABIOMED, Inc.(a)	42,700	757,925
AngioDynamics, Inc.(a)	79,620	1,084,425
Kensey Nash Corp.(a)	57,100	1,830,055
Mindray Medical International Ltd. ADR (Cayman Islands)	25,660	957,631
Nuvasive, Inc.(a)	116,200	5,189,492
Orthovita, Inc.(a)	30,100	61,705
PSS World Medical, Inc.(a)	39,400	642,220
SSL International PLC	96,978	858,166
Volcano Corp.(a)	159,840	1,950,048
		13,331,667
Health Care – Services — 3.1%
Community Health Systems, Inc.(a)	51,500	1,698,470
Health Management Associates, Inc. Class A(a)	248,440	1,617,344
Health Net, Inc.(a)	53,700	1,292,022
Healthsouth Corp.(a)	121,880	2,026,864
Healthways, Inc.(a)	263,050	7,786,280

	Number of Shares	Value
Icon PLC Sponsored ADR (Ireland)(a)	24,330	$1,837,402
LifePoint Hospitals, Inc.(a)	15,500	438,650
Psychiatric Solutions, Inc.(a)	28,320	1,071,629
Tenet Healthcare Corp.(a)	180,000	1,000,800
		18,769,461
Holding Company – Diversified — 0.3%
Liberty Acquisition Holdings Corp.(a)	167,430	1,758,015
Home Furnishing — 1.0%
DTS, Inc.(a)	136,650	4,279,878
Tivo, Inc.(a)	250,300	1,544,351
		5,824,229
Household Products — 0.1%
Jarden Corp.(a)	38,928	710,047
Insurance — 1.5%
Allied World Assurance Holdings Ltd.	55,070	2,181,874
Employers Holdings, Inc.	81,300	1,682,910
Platinum Underwriters Holdings Ltd.	46,600	1,519,626
ProAssurance Corp.(a)	70,030	3,369,143
		8,753,553
Internet — 6.1%
Ariba, Inc.(a)	121,900	1,793,149
Art Technology Group, Inc.(a)	201,800	645,760
Blue Nile, Inc.(a)	69,700	2,963,644
Comscore, Inc.(a)	48,900	1,066,998
Constant Contact, Inc.(a)	207,000	3,901,950
Ctrip.com International Ltd. ADR (Cayman Islands)	13,020	596,056
DealerTrack Holdings, Inc.(a)	274,650	3,875,311
Equinix, Inc.(a)	25,380	2,264,404
LoopNet, Inc.(a)	277,000	3,130,100
McAfee, Inc.(a)	34,500	1,174,035
S1 Corp.(a)	194,700	1,473,879
Sapient Corp.(a)	241,700	1,551,714
Sina Corp.(a)	116,000	4,935,800
The TriZetto Group, Inc.(a)	57,630	1,232,129
Vocus, Inc.(a)	174,928	5,627,434
		36,232,363
Lodging — 1.3%
Gaylord Entertainment Co.(a)	321,100	7,693,556

	Number of Shares	Value
Machinery – Construction & Mining — 1.9%
Bucyrus International, Inc. Class A	132,600	$9,682,452
Outotec OYJ	25,656	1,632,201
		11,314,653
Machinery – Diversified — 0.2%
Flowserve Corp.	10,650	1,455,855
Manufacturing — 0.5%
Hansen Transmissions International NV(a)	277,154	1,480,363
Hexcel Corp.(a)	70,300	1,356,790
		2,837,153
Media — 1.9%
FactSet Research Systems, Inc.	200,774	11,315,623
Metal Fabricate & Hardware — 0.2%
Commercial Metals Co.	33,700	1,270,490
Mining — 0.4%
Century Aluminum Co.(a)	32,600	2,167,574
Oil & Gas — 6.2%
Alon USA Energy, Inc.	49,300	589,628
Berry Petroleum Co. Class A	19,640	1,156,403
Bill Barrett Corp.(a)	246,850	14,665,359
Cabot Oil & Gas Corp.	17,630	1,194,080
Comstock Resources, Inc.(a)	34,700	2,929,721
Encore Aquisition Co.(a)	16,780	1,261,688
Forest Oil Corp.(a)	22,920	1,707,540
Frontier Oil Corp.	53,800	1,286,358
Hercules Offshore, Inc.(a)	43,250	1,644,365
OPTI Canada, Inc.(a)	64,900	1,471,742
Penn Virginia Corp.	17,220	1,298,732
Rosetta Resources, Inc.(a)	79,800	2,274,300
St. Mary Land & Exploration Co.	27,300	1,764,672
Warren Resources, Inc.(a)	89,590	1,315,181
Whiting Petroleum Corp.(a)	23,200	2,461,056
		37,020,825
Oil & Gas Services — 1.8%
CARBO Ceramics, Inc.	26,980	1,574,283
Dril-Quip, Inc.(a)	31,560	1,988,280
NATCO Group, Inc. Class A(a)	50,400	2,748,312
Tesco Corp.(a)	82,501	2,635,907
W-H Energy Services, Inc.(a)	16,800	1,608,432
		10,555,214

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.4%
Ball Corp.	29,430	$1,404,988
Rexam PLC	167,272	1,288,025
		2,693,013
Pharmaceuticals — 1.5%
Alkermes, Inc.(a)	146,590	1,811,852
Amylin Pharmaceuticals, Inc.(a)	47,200	1,198,408
Auxilium Pharmaceuticals, Inc.(a)	30,480	1,024,737
Cephalon, Inc.(a)	12,520	834,959
The Medicines Co.(a)	74,640	1,479,365
Onyx Pharmaceuticals, Inc.(a)	25,320	901,392
Perrigo Co.	35,540	1,129,106
Sepracor, Inc.(a)	40,040	797,597
		9,177,416
Real Estate — 0.2%
China Everbright International Ltd.	3,917,000	1,209,563
Real Estate Investment Trusts (REITS) — 1.0%
American Campus Communities, Inc.	40,600	1,130,304
CapitalSource, Inc.	119,100	1,319,628
LaSalle Hotel Properties	46,100	1,158,493
MFA Mortgage Investments, Inc.	105,200	685,904
Redwood Trust, Inc.	21,200	483,148
Sunstone Hotel Investors, Inc.	59,860	993,676
		5,771,153
Retail — 4.2%
Advance Auto Parts, Inc.	50,980	1,979,553
AnnTaylor Stores Corp.(a)	42,300	1,013,508
Big Lots, Inc.(a)	47,420	1,481,401
BJ's Wholesale Club, Inc.(a)	61,620	2,384,694
Chipotle Mexican Grill, Inc. Class A(a)	22,600	1,867,212
Denny's Corp.(a)	378,900	1,076,076
Dick's Sporting Goods, Inc.(a)	40,250	714,035
Dufry Group	379	34,573
FGX International Holdings Ltd.(a)	59,900	481,596
Liz Claiborne, Inc.	42,700	604,205
Nu Skin Enterprises, Inc. Class A	113,700	1,696,404
O'Reilly Automotive, Inc.(a)	221,070	4,940,915
OfficeMax, Inc.	92,790	1,289,781

	Number of Shares	Value
Papa John's International, Inc.(a)	50,400	$1,340,136
Penske Auto Group, Inc.	97,200	1,432,728
Urban Outfitters, Inc.(a)	35,900	1,119,721
Zumiez, Inc.(a)	119,000	1,973,020
		25,429,558
Semiconductors — 2.5%
Advanced Analogic Technologies, Inc.(a)	42,294	174,674
Applied Micro Circuits Corp.(a)	174,375	1,492,650
Cypress Semiconductor Corp.(a)	65,600	1,623,600
Fairchild Semiconductor International, Inc.(a)	214,190	2,512,449
Microsemi Corp.(a)	42,680	1,074,682
Netlogic Microsystems, Inc.(a)	6,700	222,440
ON Semiconductor Corp.(a)	504,520	4,626,449
Skyworks Solutions, Inc.(a)	149,090	1,471,518
Verigy Ltd.(a)	72,900	1,655,559
		14,854,021
Software — 11.5%
Activision, Inc.(a)	30,720	1,046,630
Allscripts Heathcare Solutions, Inc.(a)	425,350	5,278,594
Ansys, Inc.(a)	44,350	2,089,772
Athenahealth, Inc.(a)	215,100	6,616,476
Blackbaud, Inc.	506,150	10,831,610
Blackboard, Inc.(a)	265,250	10,140,508
Cerner Corp.(a)	69,200	3,126,456
Commvault Systems, Inc.(a)	398,900	6,637,696
Concur Technologies, Inc.(a)	165,380	5,495,577
Eclipsys Corp.(a)	33,500	615,060
EPIQ Systems, Inc.(a)	211,918	3,009,236
Omnicell, Inc.(a)	270,300	3,562,554
Omniture, Inc.(a)	248,500	4,614,645
Red Hat, Inc.(a)	238,880	4,942,427
RightNow Technologies, Inc.(a)	52,200	713,574
		68,720,815
Storage & Warehousing — 0.0%
Mobile Mini, Inc.(a)	9,200	184,000
Telecommunications — 2.2%
ADC Telecommunications, Inc.(a)	63,700	940,849
Atheros Communications, Inc.(a)	100,290	3,008,700

	Number of Shares	Value
Cellcom Israel Ltd.	72,485	$2,479,712
CommScope, Inc.(a)	19,770	1,043,263
Comverse Technology, Inc.(a)	91,500	1,550,925
Foundry Networks, Inc.(a)	72,330	854,941
NICE Systems Ltd. ADR (Israel)(a)	48,160	1,424,091
Powerwave Technologies, Inc.(a)	285,900	1,215,075
Switch and Data Facilities Co., Inc.(a)	33,200	564,068
		13,081,624
Toys, Games & Hobbies — 0.3%
Marvel Entertainment, Inc.(a)	65,080	2,091,671
Transportation — 6.6%
Con-way, Inc.	62,360	2,947,133
J.B. Hunt Transport Services, Inc.	439,930	14,640,870
Kansas City Southern(a)	409,220	18,001,588
Landstar System, Inc.	29,280	1,616,842
UTI Worldwide, Inc.	60,380	1,204,581
YRC Worldwide, Inc.(a)	67,900	1,009,673
		39,420,687
Water — 0.3%
Companhia de Saneamento de Minas Gerais	109,500	2,036,587
TOTAL COMMON STOCK (Cost $499,158,343)		540,206,163
TOTAL EQUITIES (Cost $499,158,343)		540,206,163
MUTUAL FUNDS — 3.4%
Investment Companies — 3.4%
iShares Russell 2000 Growth Index Fund	255,760	19,478,681
iShares Russell 2000 Index Fund	15,000	1,035,450
		20,514,131
TOTAL MUTUAL FUNDS (Cost $20,778,656)		20,514,131
TOTAL LONG-TERM INVESTMENTS (Cost $519,936,999)		560,720,294

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.2%
Repurchase Agreement — 6.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$36,715,056	$36,715,056
TOTAL SHORT-TERM INVESTMENTS (Cost $36,715,056)		36,715,056
TOTAL INVESTMENTS — 100.0% (Cost $556,652,055)(c)		597,435,350
Other Assets/ (Liabilities) — (0.0%)		(87,038)
NET ASSETS — 100.0%		$597,348,312
Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $36,715,974. Collateralized by U.S. Government Agency obligations with rates ranging from 2.770% - 5.776%, maturity dates ranging from 8/15/36 - 10/25/36, and an aggregate market value, including accrued interest, of $37,454,739.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%
COMMON STOCK — 98.4%
Advertising — 1.4%
Gaiam, Inc. Class A(a)	22,200	$299,922
Greenfield Online, Inc.(a)	41,735	622,686
Marchex, Inc. Class B	43,700	538,384
		1,460,992
Aerospace & Defense — 0.3%
BE Aerospace, Inc.(a)	10,800	251,532
Apparel — 2.7%
Crocs, Inc.(a)	64,900	519,849
Deckers Outdoor Corp.(a)	500	69,600
Quiksilver, Inc. (a)	96,800	950,576
True Religion Apparel, Inc.(a)	4,100	109,265
Volcom, Inc.(a)	47,700	1,141,461
		2,790,751
Banks — 1.6%
Cascade Bancorp	13,700	105,490
Columbia Bancorp, OR	6,500	46,540
East West Bancorp, Inc.	18,700	132,022
Glacier Bancorp, Inc.	9,802	156,734
Sterling Financial Corp.	27,900	115,506
SVB Financial Group(a)	18,850	906,873
UCBH Holdings, Inc.	66,300	149,175
		1,612,340
Biotechnology — 1.8%
3SBio, Inc. Sponsored ADR (Cayman Islands)(a)	21,300	192,978
Affymetrix, Inc.(a)	42,200	434,238
Cell Genesys, Inc.(a)	74,800	194,480
Human Genome Sciences, Inc.(a)	14,500	75,545
Myriad Genetics, Inc.(a)	21,265	967,983
		1,865,224
Building Materials — 1.6%
Interline Brands, Inc.(a)	3,700	58,941
Texas Industries, Inc.	28,610	1,605,879
		1,664,820
Chemicals — 2.1%
Albemarle Corp.	1,400	55,874
Hercules, Inc.	8,400	142,212
Intrepid Potash, Inc.(a)	1,200	78,936
Quaker Chemical Corp.	20,740	552,928
Terra Industries, Inc.	27,090	1,336,892
		2,166,842

	Number of Shares	Value
Coal — 2.3%
James River Coal Co.(a)	40,000	$2,347,600
Commercial Services — 4.3%
American Public Education, Inc.(a)	25,165	982,442
Corrections Corp. of America(a)	31,240	858,163
Euronet Worldwide, Inc.(a)	3,700	62,530
The Geo Group, Inc.(a)	59,025	1,328,062
Global Cash Access Holdings, Inc.(a)	88,000	603,680
Heartland Payment Systems, Inc.	2,400	56,640
K12, Inc.(a)	14,655	314,057
Riskmetrics Group, Inc.(a)	6,900	135,516
Strayer Education, Inc.	300	62,721
		4,403,811
Computers — 2.8%
Compellent Technologies, Inc.(a)	96,045	1,089,150
Immersion Corp.(a)	25,800	175,698
Jack Henry & Associates, Inc.	5,900	127,676
Netezza Corp.(a)	61,795	709,407
Riverbed Technology, Inc.(a)	54,500	747,740
		2,849,671
Cosmetics & Personal Care — 1.0%
Bare Escentuals, Inc.(a)	12,900	241,617
Chattem, Inc.(a)	2,100	136,605
Physicians Formula Holdings, Inc.(a)	64,455	602,654
		980,876
Distribution & Wholesale — 0.5%
MWI Veterinary Supply, Inc.(a)	14,870	492,346
Diversified Financial — 3.0%
Affiliated Managers Group, Inc.(a)	4,000	360,240
FCStone Group, Inc.(a)	35,152	981,795
Greenhill & Co., Inc.	11,625	626,123
Interactive Brokers Group, Inc.(a)	10,530	338,329
Investment Technology Group, Inc.(a)	23,425	783,800
		3,090,287
Electric — 0.1%
Ormat Technologies, Inc.	1,700	83,606

	Number of Shares	Value
Electrical Components & Equipment — 2.3%
Advanced Energy Industries, Inc.(a)	58,280	$798,436
General Cable Corp.(a)	21,750	1,323,487
Universal Display Corp.(a)	18,600	229,152
		2,351,075
Electronics — 6.6%
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands)(a)	16,400	228,124
Coherent, Inc.(a)	63,825	1,907,729
Dolby Laboratories, Inc. Class A(a)	29,995	1,208,799
Eagle Test Systems, Inc.(a)	58,955	660,296
FEI Co.(a)	1,700	38,726
MEMSIC, Inc.(a)	34,300	101,871
Oyo Geospace Corp.(a)	42,914	2,529,351
Varian, Inc.(a)	1,700	86,802
		6,761,698
Energy – Alternate Sources — 0.7%
Canadian Solar, Inc.(a)	6,000	241,140
Evergreen Solar, Inc.(a)	48,300	468,027
		709,167
Entertainment — 0.8%
Lions Gate Entertainment Corp.(a)	20,155	208,806
Macrovision Solutions Corp.(a)	40,290	602,738
		811,544
Environmental Controls — 1.7%
ADA-ES, Inc.(a)	3,900	35,100
Fuel Tech, Inc.(a)	13,300	234,346
Metalico, Inc.(a)	25,570	447,986
Waste Connections, Inc.(a)	30,290	967,160
		1,684,592
Foods — 0.3%
Whole Foods Market, Inc.	13,300	315,077
Forest Products & Paper — 0.0%
Neenah Paper, Inc.	1,500	25,065
Health Care – Products — 7.1%
ABIOMED, Inc.(a)	8,800	156,200
American Medical Systems Holdings, Inc.(a)	100,725	1,505,839
ArthroCare Corp.(a)	15,100	616,231
Cutera, Inc.(a)	46,700	421,701
Hansen Medical, Inc.(a)	22,625	378,290

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hologic, Inc.(a)	14,500	$316,100
Mentor Corp.	29,975	833,905
OraSure Technologies, Inc.(a)	27,800	103,972
SurModics, Inc.(a)	22,100	990,964
Thoratec Corp.(a)	82,805	1,439,979
TranS1, Inc.(a)	6,700	100,969
Vital Images, Inc.(a)	31,435	391,051
		7,255,201
Health Care – Services — 4.2%
Centene Corp.(a)	74,310	1,247,665
Community Health Systems, Inc.(a)	2,600	85,748
Healthways, Inc.(a)	27,120	802,752
Icon PLC Sponsored ADR (Ireland)(a)	22,595	1,706,374
Psychiatric Solutions, Inc.(a)	5,000	189,200
Sun Healthcare Group, Inc.(a)	17,600	235,664
		4,267,403
Home Furnishing — 1.4%
Universal Electronics, Inc.(a)	66,593	1,391,794
Insurance — 0.8%
American Safety Insurance Holdings Ltd.(a)	16,652	239,456
First Mercury Financial Corp.(a)	34,940	616,341
		855,797
Internet — 2.5%
Blue Nile, Inc.(a)	3,900	165,828
Comscore, Inc.(a)	5,000	109,100
Internet Capital Group, Inc.(a)	61,675	476,748
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands)(a)	7,000	174,930
Shutterfly, Inc.(a)	27,000	329,670
TIBCO Software, Inc.(a)	151,520	1,159,128
US Auto Parts Network, Inc.(a)	46,720	169,126
		2,584,530
Investment Companies — 0.1%
Fifth Street Finance Corp.(a)	4,700	48,363
Leisure Time — 0.9%
Polaris Industries, Inc.	1,300	52,494
WMS Industries, Inc.(a)	30,145	897,417
		949,911

	Number of Shares	Value
Machinery – Construction & Mining — 1.6%
Bucyrus International, Inc. Class A	22,650	$1,653,903
Machinery – Diversified — 0.6%
Chart Industries, Inc.(a)	7,300	355,072
Raser Technologies, Inc.(a)	10,500	102,270
Wabtec Corp.	2,100	102,102
		559,444
Manufacturing — 3.6%
A.O. Smith Corp.	4,500	147,735
Ameron International Corp.	17,940	2,152,441
Colfax Corp.(a)	5,500	137,995
Hexcel Corp.(a)	11,300	218,090
Metabolix, Inc.(a)	19,400	190,120
Polypore International, Inc.(a)	31,430	796,122
		3,642,503
Media — 1.7%
Entravision Communications Corp. Class A(a)	124,160	499,123
FactSet Research Systems, Inc.	13,475	759,451
Martha Stewart Living Omnimedia, Inc. Class A(a)	29,900	221,260
Rhi Entertainment, Inc.(a)	21,900	284,481
		1,764,315
Metal Fabricate & Hardware — 3.3%
Circor International, Inc.	20,450	1,001,846
Dynamic Materials Corp.	6,900	227,355
Kaydon Corp.	3,800	195,358
Northwest Pipe Co.(a)	18,100	1,009,980
RBC Bearings, Inc.(a)	27,335	910,802
		3,345,341
Mining — 0.2%
RTI International Metals, Inc.(a)	5,300	188,786
Office Furnishings — 0.1%
Knoll, Inc.	10,400	126,360
Oil & Gas — 2.9%
Arena Resources, Inc.(a)	7,500	396,150
Atwood Oceanics, Inc.(a)	4,800	596,832
Goodrich Petroleum Corp.(a)	1,000	82,920
Hercules Offshore, Inc.(a)	11,600	441,032
Holly Corp.	8,500	313,820
Kodiak Oil & Gas Corp.(a)	31,100	141,816

	Number of Shares	Value
Parallel Petroleum Corp.(a)	11,500	$231,495
Petroleum Development Corp.(a)	10,780	716,762
		2,920,827
Oil & Gas Services — 3.5%
Cal Dive International, Inc.(a)	6,200	88,598
Complete Production Services, Inc.(a)	2,100	76,482
Core Laboratories NV(a)	5,445	775,096
Lufkin Industries, Inc.	29,510	2,457,593
Tesco Corp.(a)	5,000	159,750
		3,557,519
Pharmaceuticals — 4.0%
Animal Health International, Inc.(a)	85,250	531,108
Cephalon, Inc.(a)	13,100	873,639
Cubist Pharmaceuticals, Inc.(a)	84,240	1,504,526
CV Therapeutics, Inc.(a)	33,700	277,351
Medarex, Inc.(a)	105,000	694,050
Medicis Pharmaceutical Corp. Class A	7,600	157,928
Patterson Cos., Inc.(a)	1,900	55,841
		4,094,443
Real Estate — 0.2%
Meruelo Maddux Properties, Inc.(a)	71,900	156,742
Real Estate Investment Trusts (REITS) — 0.3%
MFA Mortgage Investments, Inc.	42,565	277,524
Retail — 7.1%
BJ's Restaurants, Inc.(a)	56,665	551,350
Carrols Restaurant Group, Inc.(a)	55,460	287,837
Cash America International, Inc.	19,440	602,640
The Cheesecake Factory(a)	66,160	1,052,606
Chipotle Mexican Grill, Inc. Class A(a)	4,900	404,838
The Finish Line, Inc. Class A(a)	2,826	24,586
Genesco, Inc.(a)	53,915	1,664,356
hhgregg, Inc.(a)	10,300	103,000
J. Crew Group, Inc.(a)	11,700	386,217
Lululemon Athletica, Inc.(a)	4,600	133,676
McCormick & Schmick's Seafood Restaurants, Inc.(a)	8,800	84,832
Phillips-Van Heusen Corp.	6,500	238,030

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Red Robin Gourmet Burgers, Inc.(a)	28,940	$802,796
School Specialty, Inc.(a)	30,050	893,387
Zumiez, Inc.(a)	3,100	51,398
		7,281,549
Semiconductors — 1.3%
Advanced Analogic Technologies, Inc.(a)	28,700	118,531
Brooks Automation, Inc.(a)	19,900	164,573
ON Semiconductor Corp.(a)	33,600	308,112
Rudolph Technologies, Inc.(a)	21,400	164,780
Skyworks Solutions, Inc.(a)	35,100	346,437
Triquint Semiconductor, Inc.(a)	39,900	241,794
		1,344,227
Software — 7.3%
Advent Software, Inc.(a)	5,900	212,872
Ansys, Inc.(a)	39,175	1,845,926
Commvault Systems, Inc.(a)	11,300	188,032
Eclipsys Corp.(a)	117,315	2,153,904
MSCI, Inc. Class A(a)	3,200	116,128
Omniture, Inc.(a)	7,800	144,846
Quality Systems, Inc.	39,125	1,145,580
Red Hat, Inc.(a)	38,700	800,703
Synchronoss Technologies, Inc.(a)	9,100	82,173
THE9 Ltd. ADR (Cayman Islands)(a)	18,630	420,665
Wind River Systems, Inc.(a)	25,600	278,784
		7,389,613
Telecommunications — 4.7%
Acme Packet, Inc.(a)	26,900	208,744
Alvarion Ltd.(a)	30,400	214,624
Clearwire Corp. Class A(a)	28,100	364,176
EMS Technologies, Inc.(a)	55,015	1,201,528
Polycom, Inc.(a)	54,000	1,315,440
RF Micro Devices, Inc.(a)	171,700	497,930
RRSat Global Communications Network Ltd.	16,500	177,540
ShoreTel, Inc.(a)	14,400	63,648
Switch and Data Facilities Co., Inc.(a)	46,565	791,139
		4,834,769
Transportation — 0.8%
Expeditors International of Washington, Inc.	9,000	387,000
Forward Air Corp.	900	31,140
Hub Group, Inc. Class A(a)	3,300	112,629

	Number of Shares	Value
Ultrapetrol Bahamas Ltd.(a)	20,105	$253,524
		784,293
Trucking & Leasing — 0.1%
Aircastle Ltd.	10,600	89,146
Water — 0.2%
Cascal NV(a)	16,900	207,870
TOTAL COMMON STOCK (Cost $104,948,993)		100,291,089
PREFERRED STOCK — 0.1%
Banks — 0.1%
East West Bancorp, Inc. , Series A	160	112,800
TOTAL PREFERRED STOCK (Cost $160,000)		112,800
TOTAL EQUITIES (Cost $105,108,993)		100,403,889
TOTAL LONG-TERM INVESTMENTS (Cost $105,108,993)		100,403,889
	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$1,294,506	1,294,506
TOTAL SHORT-TERM INVESTMENTS (Cost $1,294,506)		1,294,506
TOTAL INVESTMENTS — 99.8% (Cost $106,403,499)(c)		101,698,395
Other Assets/ (Liabilities) — 0.2%		189,792
NET ASSETS — 100.0%		$101,888,187

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $1,294,538. Collateralized by U.S. Government Agency obligations with rates ranging from 2.770% - 5.824%, maturity dates ranging from 8/15/36 - 10/01/36, and an aggregate market value, including accrued interest, of $1,322,052.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%
COMMON STOCK — 97.7%
Agriculture — 1.4%
AgFeed Industries, Inc.(a)	77,900	$1,166,163
Apparel — 1.4%
Deckers Outdoor Corp.(a)	6,800	946,560
Under Armour, Inc.(a)	9,500	243,580
		1,190,140
Automotive & Parts — 0.8%
Exide Technologies(a)	39,700	665,372
Banks — 0.3%
Signature Bank(a)	8,200	211,232
Sterling Financial Corp.	15,400	63,756
		274,988
Beverages — 2.4%
Central European Distribution Corp.(a)	27,100	2,009,465
Biotechnology — 3.8%
Abraxis BioScience, Inc.(a)	5,025	318,887
Affymetrix, Inc.(a)	5,200	53,508
Celera Genomics Group-Applera Corp.(a)	26,200	297,632
Cougar Biotechnology, Inc.(a)	8,700	207,321
Illumina, Inc.(a)	19,000	1,655,090
Martek Biosciences Corp.(a)	3,000	101,130
Omrix Biopharmaceuticals, Inc.(a)	11,000	173,140
Regeneron Pharmaceuticals, Inc.(a)	15,200	219,488
Zymogenetics, Inc.(a)	17,900	150,718
		3,176,914
Coal — 11.1%
Alpha Natural Resources, Inc.(a)	30,000	3,128,700
James River Coal Co.(a)	27,000	1,584,630
Massey Energy Co.	5,900	553,125
Walter Industries, Inc.	38,000	4,133,260
		9,399,715
Commercial Services — 5.9%
The Advisory Board Co.(a)	7,700	302,841
AMN Healthcare Services, Inc.(a)	17,700	299,484
Cardtronics, Inc.(a)	34,200	303,354
Emergency Medical Services Corp. Class A(a)	18,800	425,444

	Number of Shares	Value
Exponent, Inc.(a)	13,400	$420,894
FTI Consulting, Inc.(a)	30,000	2,053,800
Healthcare Services Group, Inc.	23,700	360,477
TNS, Inc.(a)	33,800	809,848
		4,976,142
Computers — 2.5%
Ansoft Corp.(a)	9,100	331,240
Data Domain, Inc.(a)	31,400	732,562
Riverbed Technology, Inc.(a)	15,300	209,916
STEC, Inc.(a)	83,000	852,410
		2,126,128
Distribution & Wholesale — 0.4%
LKQ Corp.(a)	19,700	355,979
Diversified Financial — 0.1%
Evercore Partners, Inc. Class A	12,500	118,750
Electrical Components & Equipment — 5.4%
A-Power Energy Generation Systems Ltd.(a)	40,200	1,071,330
EnerSys(a)	42,200	1,444,506
Graftech International Ltd.(a)	61,100	1,639,313
Orion Energy Systems, Inc.(a)	36,900	369,000
		4,524,149
Energy – Alternate Sources — 4.5%
Canadian Solar, Inc.(a)	34,500	1,386,555
Energy Conversion Devices, Inc.(a)	32,400	2,385,936
		3,772,491
Engineering & Construction — 0.9%
Aecom Technology Corp.(a)	14,900	484,697
Dycom Industries, Inc.(a)	16,800	243,936
		728,633
Environmental Controls — 1.9%
Clean Harbors, Inc.(a)	4,300	305,558
Darling International, Inc.(a)	50,500	834,260
TETRA Technologies, Inc.(a)	21,900	495,378
		1,635,196
Hand & Machine Tools — 0.5%
Lincoln Electric Holdings, Inc.	5,300	417,110
Health Care – Products — 1.6%
Conceptus, Inc.(a)	8,300	153,467
Immucor, Inc.(a)	8,500	219,980

	Number of Shares	Value
Vital Signs, Inc.	4,900	$278,222
Wright Medical Group, Inc.(a)	24,500	696,045
		1,347,714
Health Care – Services — 1.4%
Icon PLC Sponsored ADR (Ireland)(a)	15,400	1,163,008
Insurance — 1.4%
Amerisafe, Inc.(a)	15,082	240,407
Castlepoint Holdings Ltd.	36,700	333,603
Delphi Financial Group, Inc. Class A	11,300	261,482
Meadowbrook Insurance Group, Inc.	12,300	65,190
United Fire & Casualty Co.	10,200	274,686
		1,175,368
Internet — 7.6%
Ariba, Inc.(a)	76,100	1,119,431
Art Technology Group, Inc.(a)	121,500	388,800
eResearch Technology, Inc.(a)	42,500	741,200
F5 Networks, Inc.(a)	7,000	198,940
Priceline.com, Inc.(a)	15,900	1,835,814
Sina Corp.(a)	14,300	608,465
Sohu.com, Inc.(a)	21,500	1,514,460
		6,407,110
Iron & Steel — 3.6%
Olympic Steel, Inc.	18,400	1,396,928
Schnitzer Steel Industries, Inc. Class A	14,500	1,661,700
		3,058,628
Leisure Time — 0.4%
WMS Industries, Inc.(a)	12,500	372,125
Machinery – Diversified — 4.2%
Flow International Corp.(a)	59,800	466,440
Lindsay Corp.	12,900	1,096,113
The Middleby Corp.(a)	5,900	259,069
Robbins & Myers, Inc.	17,000	847,790
Wabtec Corp.	17,200	836,264
		3,505,676
Manufacturing — 1.0%
Ceradyne, Inc.(a)	10,500	360,150
Hexcel Corp.(a)	25,200	486,360
		846,510

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 0.2%
Rhi Entertainment, Inc.(a)	12,500	$162,375
Metal Fabricate & Hardware — 1.0%
Dynamic Materials Corp.	12,000	395,400
Haynes International, Inc.(a)	7,200	414,360
		809,760
Mining — 2.1%
Compass Minerals International, Inc.	21,800	1,756,208
Oil & Gas — 9.2%
Arena Resources, Inc.(a)	18,500	977,170
BPZ Resources, Inc.(a)	64,800	1,905,120
Carrizo Oil & Gas, Inc.(a)	20,000	1,361,800
Mariner Energy, Inc.(a)	23,500	868,795
McMoRan Exploration Co.(a)	30,800	847,616
Rex Energy Corp.(a)	26,400	696,960
Whiting Petroleum Corp.(a)	10,500	1,113,840
		7,771,301
Oil & Gas Services — 2.9%
Cal Dive International, Inc.(a)	31,900	455,851
CARBO Ceramics, Inc.	9,200	536,820
ION Geophysical Corp.(a)	30,800	537,460
T-3 Energy Services, Inc.(a)	5,200	413,244
W-H Energy Services, Inc.(a)	5,700	545,718
		2,489,093
Pharmaceuticals — 4.4%
Acadia Pharmaceuticals, Inc.(a)	45,900	169,371
Align Technology, Inc.(a)	22,500	236,025
Animal Health International, Inc.(a)	23,700	147,651
APP Pharmaceuticals, Inc.(a)	35,600	595,232
Isis Pharmaceuticals, Inc.(a)	18,300	249,429
Medarex, Inc.(a)	60,300	398,583
OSI Pharmaceuticals, Inc.(a)	18,800	776,816
Par Pharmaceutical Cos., Inc.(a)	1,800	29,214
Savient Pharmaceuticals, Inc.(a)	1,300	32,890
United Therapeutics Corp.(a)	11,300	1,104,575
		3,739,786
Retail — 5.1%
Aeropostale, Inc.(a)	31,500	986,895
Big Lots, Inc.(a)	31,800	993,432

	Number of Shares	Value
BJ's Restaurants, Inc.(a)	19,700	$191,681
Chipotle Mexican Grill, Inc. Class A(a)	5,500	454,410
The Gymboree Corp.(a)	14,100	564,987
Lululemon Athletica, Inc.(a)	18,300	531,798
Lumber Liquidators, Inc.(a)	5,100	66,300
Texas Roadhouse, Inc. Class A(a)	34,100	305,877
Titan Machinery, Inc.(a)	7,000	219,240
		4,314,620
Semiconductors — 1.3%
Cavium Networks, Inc.(a)	22,800	478,800
Microsemi Corp.(a)	24,500	616,910
		1,095,710
Software — 3.6%
Concur Technologies, Inc.(a)	20,700	687,861
Informatica Corp.(a)	18,600	279,744
ManTech International Corp. Class A(a)	13,000	625,560
Omniture, Inc.(a)	32,700	607,239
Taleo Corp. Class A(a)	19,500	382,005
The Ultimate Software Group, Inc.(a)	13,100	466,753
		3,049,162
Telecommunications — 1.5%
Atheros Communications, Inc.(a)	17,400	522,000
Partner Communications Sponsored ADR (Israel)	31,000	735,630
		1,257,630
Transportation — 1.9%
Celadon Group, Inc.(a)	29,100	290,709
Eagle Bulk Shipping, Inc.	23,000	680,110
Old Dominion Freight Line, Inc.(a)	19,900	597,397
		1,568,216
TOTAL COMMON STOCK (Cost $70,952,623)		82,427,335
TOTAL EQUITIES (Cost $70,952,623)		82,427,335
WARRANTS — 0.0%
Internet — 0.0%
Lantronix, Inc., Expires 02/09/11, Strike 4.68 (United States)(d)	842	-
TOTAL WARRANTS (Cost $0)		-

	Principal Amount	Value
TOTAL LONG-TERM INVESTMENTS (Cost $70,952,623)		$82,427,335
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$1,766,187	1,766,186
TOTAL SHORT-TERM INVESTMENTS (Cost $1,766,186)		1,766,186
TOTAL INVESTMENTS — 99.8% (Cost $72,718,809)(c)		84,193,521
Other Assets/ (Liabilities) — 0.2%		141,928
NET ASSETS — 100.0%		$84,335,449

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $1,766,231. Collateralized by U.S. Government Agency obligations with rates ranging from 5.821% - 6.141%, maturity dates ranging from 7/01/36 - 10/01/36, and an aggregate market value, including accrued interest, of $1,807,823.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

(d)  This security is valued in good faith under procedures established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%
COMMON STOCK — 96.6%
Airlines — 1.0%
Air France KLM	11,900	$283,631
Deutsche Lufthansa AG	89,500	1,922,642
		2,206,273
Auto Manufacturers — 4.7%
Honda Motor Co. Ltd.	57,300	1,949,446
Hyundai Motor Co.	24,000	1,622,020
Nissan Motor Co. Ltd.	447,500	3,683,897
Renault SA	33,800	2,765,756
Toyota Motor Corp.	15,700	738,459
		10,759,578
Automotive & Parts — 0.6%
Compagnie Generale des Etablissements Michelin Class B	10,600	756,239
Hyundai Mobis	8,290	670,542
		1,426,781
Banks — 17.2%
Banco do Brasil SA	61,200	1,003,216
Bank Hapoalim B.M.	150,000	659,465
Barclays PLC	489,200	2,830,518
BNP Paribas	32,700	2,930,130
Canadian Imperial Bank Of Commerce	26,005	1,432,153
Credit Agricole SA	141,026	2,858,145
Deutsche Bank AG	45,800	3,946,556
Fortis	178,066	2,826,601
HBOS PLC	773,870	4,233,074
Industrial Bank Of Korea	87,800	1,341,075
Kookmin Bank	9,600	563,050
National Bank of Canada	30,100	1,496,357
Nordea Bank AB	100	1,368
Royal Bank of Canada	33,041	1,486,527
Royal Bank of Scotland Group PLC	848,073	3,615,022
Societe Generale Class A	31,300	2,695,006
Standard Bank Group Ltd.	33,778	328,742
Sumitomo Mitsui Financial Group, Inc.	398	2,985,727
Toronto-Dominion Bank	26,100	1,646,223
Unibanco-Uniao de Bancos Brasileiros SA	5,500	698,114
		39,577,069

	Number of Shares	Value
Chemicals — 4.8%
BASF SE	81,000	$5,579,163
DIC Corp.	113,000	327,346
Koninklijke DSM NV	13,900	812,906
Methanex Corp.	23,200	656,383
Mitsubishi Chemical Holding Corp.	326,500	1,894,585
Solvay SA Class A	10,600	1,378,631
Tosoh Corp.	93,000	381,023
		11,030,037
Commercial Services — 0.2%
Macquarie Infrastructure Group	170,412	377,367
Computers — 2.3%
Asustek Computer	849,000	2,293,593
Compal Electronics, Inc.	627,000	672,724
Fujitsu	311,000	2,299,494
		5,265,811
Distribution & Wholesale — 1.1%
Corporate Express NV	26,500	381,207
Itochu Corp.	90,000	955,282
Mitsui & Co. Ltd.	53,000	1,170,066
		2,506,555
Diversified Financial — 2.9%
Credit Suisse Group	60,200	2,734,586
Hana Financial Group, Inc.	58,000	2,229,084
ORIX Corp.	6,390	923,350
Woori Finance Holding Co. Ltd.	58,160	927,474
		6,814,494
Electric — 3.5%
E.ON AG	19,200	3,867,057
RWE AG	10,710	1,351,275
The Tokyo Electric Power Co., Inc.	108,800	2,795,614
		8,013,946
Electrical Components & Equipment — 2.3%
Hitachi Ltd.	143,000	1,028,421
Sharp Corp.	125,000	2,039,508
Toshiba Corp.	311,000	2,286,445
		5,354,374
Foods — 1.9%
Associated British Foods PLC	123,800	1,866,707
Koninlijke Ahold NV	170,980	2,290,769
Suedzucker AG	17,500	316,695
		4,474,171

	Number of Shares	Value
Forest Products & Paper — 1.2%
Stora Enso Oyj Class R	97,800	$910,617
Svenska Cellulosa AB Class B	133,700	1,881,904
		2,792,521
Holding Company – Diversified — 0.2%
TUI Travel PLC	114,000	463,085
Home Furnishing — 0.1%
Electrolux AB Class B	10,100	128,119
Insurance — 6.5%
Allianz SE	24,834	4,364,303
Aviva PLC	79,232	784,636
Fairfax Financial Holdings Ltd.	3,000	768,664
Fondiaria-Sai SpA	21,000	691,425
ING Groep NV	131,200	4,146,822
Muenchener Rueckversicherungs AG	14,900	2,608,352
Sanlam Ltd.	323,400	684,800
Sun Life Financial, Inc.	22,036	907,481
		14,956,483
Iron & Steel — 5.6%
ArcelorMittal	39,200	3,870,142
ArcelorMittal South Africa Ltd.	48,000	1,369,838
China Steel Corp.	698,340	1,077,090
Gerdau Ameristeel Corp.	48,300	934,563
Gerdau SA Sponsored ADR (Brazil)	41,600	998,816
Hyundai Steel Co.	9,500	714,462
JFE Holdings, Inc.	65,700	3,302,329
Magnitogorsk Iron & Steel Works Registered Sponsored GDR (Russia)	37,200	645,505
		12,912,745
Leisure Time — 0.5%
TUI AG	46,800	1,083,037
Media — 0.9%
Lagardere S.C.A	32,900	1,870,127
Trinity Mirror PLC	58,400	126,488
		1,996,615
Metal Fabricate & Hardware — 0.7%
Norsk Hydro ASA	109,200	1,590,116
Mining — 5.8%
Antofagasta PLC	88,900	1,155,263
Barrick Gold Corp.	22,500	1,029,524
BHP Billiton Ltd.	27,900	1,185,458

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cia Vale do Rio Doce Sponsored ADR (Brazil)	47,200	$1,408,448
Hudbay Minerals, Inc.(a)	30,100	418,708
Kazakhmys PLC	19,700	618,896
KGHM Polska Miedz SA(a)	32,500	1,525,194
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	165,800	4,194,740
Oxiana Ltd.(a)	103,357	257,987
Xstrata PLC	20,870	1,657,672
		13,451,890
Oil & Gas — 17.7%
BP PLC	77,300	896,247
China Petrolium and Chemical Corp. Class H	4,212,000	3,916,763
ENI SpA	94,900	3,534,389
Imperial Oil Ltd.	30,000	1,592,107
LUKOIL Sponsored ADR (Russia)	47,450	4,678,570
Nippon Mining Holdings, Inc.	244,000	1,531,475
Petro-Canada	49,900	2,797,614
PTT Public Co. Ltd.	120,800	758,726
Repsol YPF SA	39,100	1,538,651
Royal Dutch Shell PLC Class A	215,400	8,864,735
StatoilHydro ASA	95,900	3,581,385
Thai Oil PLC	395,600	597,512
Total SA	62,500	5,329,017
Tupras Turkiye Petrol Rafine	54,600	1,262,310
		40,879,501
Pharmaceuticals — 3.0%
GlaxoSmithKline PLC	162,200	3,582,723
Novartis AG	12,690	696,660
Sanofi-Aventis	41,300	2,747,937
		7,027,320
Retail — 0.2%
Home Retail Group	86,500	373,290
Punch Taverns PLC	28,221	175,498
		548,788
Semiconductors — 3.5%
Hynix Semiconductor, Inc.(a)	91,600	2,175,442
Infineon Technologies AG(a)	188,500	1,628,945
Powerchip Semiconductors Corp.	1,296,000	366,386
Samsung Electronics Co. Ltd.	1,330	796,029
United Microelectronics Corp.	6,004,704	3,181,400
		8,148,202

	Number of Shares	Value
Telecommunications — 7.0%
China Netcom Group Corp. Hong Kong Ltd.	441,500	$1,204,629
China Telecom Corp. Ltd. Class H	942,000	512,428
Deutsche Telekom AG	51,500	842,155
France Telecom SA	25,700	754,544
Nippon Telegraph & Telephone Corp.	547	2,666,086
Nokia Oyj	16,300	399,350
Partner Communications Co. Ltd.	13,380	317,890
Tele2 AB Class B	61,000	1,185,612
Telecom Italia SpA	884,500	1,771,454
Telecom Italia SpA	401,500	647,403
Telefonos de Mexico SAB de CV Class L Sponsored ADR (Mexico)	41,600	985,088
Telemex Internacional SAB de CV Sponsored ADR (Mexico)(a)	41,600	669,760
Vodafone Group PLC	1,385,500	4,080,018
		16,036,417
Transportation — 1.2%
Mitsui OSK Lines Ltd.	166,000	2,384,017
Orient Overseas International Ltd.	98,000	487,509
		2,871,526
TOTAL COMMON STOCK (Cost $246,770,088)		222,692,821
PREFERRED STOCK — 1.5%
Iron & Steel — 0.5%
Usinas Siderurgicas de Minas Gerais SA Preferred Class A	21,600	1,069,676
Semiconductors — 1.0%
Samsung Electronics Co. Ltd.	5,400	2,316,634
TOTAL PREFERRED STOCK (Cost $3,000,688)		3,386,310
TOTAL EQUITIES (Cost $249,770,776)		226,098,956

	Number of Shares	Value
RIGHTS — 0.0%
Banks — 0.0%
Barclays PLC(a)(d)	104,828	$19,825
Credit Agricole SA	2	3
HBOS PLC(a)	309,548	66,243
		86,071
TOTAL RIGHTS (Cost $0)		86,071
TOTAL LONG-TERM INVESTMENTS (Cost $249,770,776)		226,165,202
	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$8,346,184	8,346,184
TOTAL SHORT-TERM INVESTMENTS (Cost $8,346,184)		8,346,184
TOTAL INVESTMENTS — 101.7% (Cost $258,116,960)(c)		234,511,386
Other Assets/ (Liabilities) — (1.7%)		(4,000,732)
NET ASSETS — 100.0%		$230,510,654

Notes to Portfolio of Investments

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $8,346,393. Collateralized by U.S. Government Agency obligations with a rate of 5.824%, maturity date of 10/01/36, and an aggregate market value, including accrued interest, of $8,516,319.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

(d)  This security is valued in good faith under procedures established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%
COMMON STOCK — 98.9%
Advertising — 1.6%
Publicis Groupe	402,700	$12,998,468
Apparel — 0.3%
Burberry Group PLC	301,900	2,709,018
Auto Manufacturers — 4.7%
Bayerische Motoren Werke AG	360,420	17,299,142
Daimler AG	134,800	8,322,201
Honda Motor Co. Ltd.	248,700	8,461,208
Toyota Motor Corp.	80,700	3,795,776
		37,878,327
Automotive & Parts — 0.3%
Bridgestone Corp.	178,100	2,710,482
Banks — 9.3%
Bank of Ireland	1,239,800	10,797,659
Barclays PLC	1,199,900	6,942,638
Barclays PLC(a)	257,121	48,626
BNP Paribas SA	115,100	10,313,698
Erste Bank der oesterreichischen Sparkassen AG	124,913	7,728,200
HSBC Holdings PLC	700,860	10,800,104
Intesa Sanpaolo	581,772	3,310,601
Julius Baer Holding AG	104,740	7,018,209
Komercni Banka AS	14,604	3,394,887
Kookmin Bank	41,770	2,449,853
Lloyds TSB Group PLC	1,531,000	9,377,418
Uniao De Bancos Brasileiros SA	22,180	2,815,307
		74,997,200
Beverages — 3.7%
Diageo PLC	523,857	9,616,037
Grupo Modelo SAB de C.V. Class C	504,600	2,570,440
Heineken NV	224,790	11,427,504
Pernod-Ricard SA	59,996	6,154,358
		29,768,339
Chemicals — 6.1%
Air Liquide	58,529	7,717,488
Akzo Nobel N.V.	31,590	2,163,060
Bayer AG	120,690	10,138,800
Givaudan SA Registered	12,130	10,815,340
Linde AG	84,680	11,873,781
Shin-Etsu Chemical Co. Ltd.	104,000	6,417,425
		49,125,894

	Number of Shares	Value
Commercial Services — 4.0%
Adecco SA	314,700	$15,537,034
Experian Group Ltd.	1,471,300	10,867,207
G4S PLC	982,900	3,957,260
Meitec Corp.	79,900	2,261,642
		32,623,143
Cosmetics & Personal Care — 1.3%
Kao Corp.	397,000	10,398,696
Distribution & Wholesale — 0.3%
Li & Fung Ltd.	800,800	2,408,193
Diversified Financial — 9.7%
Aeon Credit Service Co. Ltd.	181,000	2,263,032
Credit Suisse Group	437,900	19,891,617
Daiwa Securities Group, Inc.	1,622,120	14,844,273
Deutsche Boerse AG	36,200	4,062,256
Nomura Holdings, Inc.	1,037,900	15,331,545
Schroders PLC	458,700	8,287,087
UBS AG(b)	660,807	13,677,025
		78,356,835
Electric — 1.6%
E.ON AG	35,060	7,061,407
Suez SA	83,910	5,699,696
		12,761,103
Electrical Components & Equipment — 2.1%
Legrand Promesses	193,190	4,848,490
Schneider Electric SA	111,384	12,007,427
		16,855,917
Electronics — 4.0%
Fanuc Ltd.	49,500	4,822,928
Hirose Electric Co. Ltd.	32,200	3,226,921
Hoya Corp.	252,600	5,853,521
Omron Corp.	838,300	18,096,039
Orbotech Ltd.(b)	39,100	520,812
		32,520,221
Entertainment — 0.9%
Ladbrokes PLC	600,814	3,049,678
William Hill PLC	736,246	4,665,413
		7,715,091
Foods — 3.1%
Nestle SA	484,040	21,896,596
Tesco PLC	407,917	2,993,747
		24,890,343
Gas — 1.0%
Gaz De France	93,220	5,972,850
Tokyo Gas Co. Ltd.	463,000	1,862,715
		7,835,565

	Number of Shares	Value
Health Care – Products — 1.8%
Luxottica Group SpA	277,700	$6,492,607
Synthes, Inc.	59,823	8,218,082
		14,710,689
Holding Company – Diversified — 3.0%
LVMH Moet Hennessy Louis Vuitton SA	233,296	24,318,330
Household Products — 1.6%
Reckitt Benckiser Group PLC	255,718	12,940,956
Insurance — 3.0%
Allianz SE	51,400	9,032,987
AXA SA	311,147	9,172,355
QBE Insurance Group Ltd.	68,922	1,460,143
Swiss Reinsurance	75,039	4,970,942
		24,636,427
Manufacturing — 0.8%
Smiths Group PLC	284,411	6,137,680
Media — 6.4%
British Sky Broadcasting Group PLC	881,600	8,273,663
Gestevision Telecinco SA	652,000	8,293,190
Grupo Televisa SA Sponsored ADR (Mexico)	255,600	6,037,272
Johnston Press PLC	2,507,200	2,591,629
Societe Television Francaise 1	596,200	9,909,045
Trinity Mirror PLC	546,500	1,183,659
Vivendi SA	80,110	3,033,220
Wolters Kluwer NV	249,580	5,790,448
WPP Group PLC	709,920	6,830,421
		51,942,547
Mining — 0.5%
BHP Billiton PLC	111,690	4,287,457
Office Equipment/Supplies — 3.1%
Canon, Inc.	370,950	19,014,014
Ricoh Co. Ltd.	353,000	6,389,078
		25,403,092
Oil & Gas — 3.7%
INPEX Holdings, Inc.	666	8,436,605
Royal Dutch Shell PLC Class A	220,960	9,063,996
Total SA	145,630	12,417,036
		29,917,637

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 8.6%
Actelion Ltd.(b)	50,408	$2,685,118
GlaxoSmithKline PLC	1,098,540	24,264,889
Merck KGaA	62,910	8,934,302
Novartis AG	282,200	15,492,307
Roche Holding AG	100,022	17,968,260
		69,344,876
Retail — 3.2%
Compagnie Financiere Richemont AG, A Units	187,600	10,371,907
Signet Group PLC	11,012,100	10,890,719
Swatch Group AG	19,000	4,713,292
		25,975,918
Semiconductors — 3.9%
ASML Holding NV	280,377	6,829,698
Rohm Co. Ltd.	199,300	11,435,427
Samsung Electronics Co. Ltd.	16,730	10,013,210
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)(b)	313,120	3,416,139
		31,694,474
Software — 2.1%
Infosys Technologies Ltd. Sponsored ADR (India)	71,710	3,116,517
SAP AG	232,500	12,155,563
Satyam Computer Services Ltd. ADR (India)	78,760	1,931,195
		17,203,275
Telecommunications — 1.4%
America Movil SAB de C.V. Sponsored ADR (Mexico)	57,240	3,019,410
MTN Group Ltd.	155,650	2,468,084
Singapore Telecommunications Ltd.	2,330,500	6,218,127
		11,705,621
Transportation — 1.8%
Canadian National Railway Co.	86,290	4,148,823
TNT NV	251,280	8,536,503
Yamato Holdings Co. Ltd.	111,000	1,553,810
		14,239,136
TOTAL COMMON STOCK (Cost $1,000,490,792)		801,010,950
TOTAL EQUITIES (Cost $1,000,490,792)		801,010,950
TOTAL LONG-TERM INVESTMENTS (Cost $1,000,490,792)		801,010,950

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(c)	$6,344,017	$6,344,017
TOTAL SHORT-TERM INVESTMENTS (Cost $6,344,017)		6,344,017
TOTAL INVESTMENTS — 99.7% (Cost $1,006,834,809)(d)		807,354,967
Other Assets/ (Liabilities) — 0.3%		2,728,302
NET ASSETS — 100.0%		$810,083,269

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  This security is valued in good faith under procedures established by the Board of Trustees.

(b)  Non-income producing security.

(c)  Maturity value of $6,344,176. Collateralized by U.S. Government Agency obligations with rates ranging from 2.771% - 5.746%, maturity dates ranging from 8/15/36 - 10/01/36, and an aggregate market value, including accrued interest, of $6,473,072.

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Investment Companies — 100.0%
MassMutual Premier Capital Appreciation Fund, Class S	113,480	$1,300,483
MassMutual Premier Core Bond Fund, Class S	3,006,505	32,319,932
MassMutual Premier Discovery Value Fund, Class S	48,212	496,580
MassMutual Premier Diversified Bond Fund, Class S	2,868,160	29,828,865
MassMutual Premier Enhanced Index Growth Fund, Class S	1,087,792	9,953,301
MassMutual Premier Enhanced Index Value Fund, Class S	957,650	10,419,237
MassMutual Premier Focused International Fund, Class S	55,521	783,958
MassMutual Premier High Yield Fund, Class S	410,902	3,940,548
MassMutual Premier Inflation-Protected Bond Fund, Class S	3,399,550	36,715,141
MassMutual Premier International Bond Fund, Class S	600,245	6,326,587
MassMutual Premier International Equity Fund, Class S	233,802	3,661,345
MassMutual Premier Main Street Small Cap Fund, Class S(a)	344,669	3,236,443
MassMutual Premier Money Market Fund, Class S(a)	9,016,772	9,016,772
MassMutual Premier Short-Duration Bond Fund, Class S	2,892,803	29,333,026
MassMutual Premier Value Fund, Class S	28,909	440,574

	Number of Shares	Value
MassMutual Select Aggressive Growth Fund, Class S(a)	400,305	$2,589,976
MassMutual Select Blue Chip Growth Fund, Class S	176,791	1,755,533
MassMutual Select Diversified Growth Fund, Class S(a)	403,219	3,475,748
MassMutual Select Diversified International Fund, Class S(a)	474,232	4,443,553
MassMutual Select Diversified Value Fund, Class S	218,112	2,183,301
MassMutual Select Emerging Growth Fund, Class S(a)	104,446	754,104
MassMutual Select Focused Value Fund, Class S	300,844	4,196,777
MassMutual Select Fundamental Value Fund, Class S	371,644	3,984,024
MassMutual Select Large Cap Value Fund, Class S	194,564	2,181,066
MassMutual Select Mid-Cap Growth Equity Fund, Class S(a)	141,528	1,488,873
MassMutual Select Mid-Cap Growth Equity II Fund, Class S(a)	126,221	1,807,482
MassMutual Select Mid-Cap Value Fund, Class S(a)	336,992	2,712,782
MassMutual Select Overseas Fund, Class S(a)	893,889	8,822,684
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	75,688	1,120,935
MassMutual Select Small Cap Value Equity Fund, Class S(a)	192,963	1,588,083

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S(a)	146,191	$1,271,865
MassMutual Select Small Company Value Fund, Class S	128,005	1,605,180
		223,754,758
TOTAL MUTUAL FUNDS (Cost $236,720,732)		223,754,758
TOTAL LONG-TERM INVESTMENTS (Cost $236,720,732)		223,754,758
TOTAL INVESTMENTS — 100.0% (Cost $236,720,732)(b)		223,754,758
Other Assets/ (Liabilities) — (0.0%)		(93,649)
NET ASSETS — 100.0%		$223,661,109

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Investment Companies — 100.0%
MassMutual Premier Capital Appreciation Fund, Class S	202,082	$2,315,862
MassMutual Premier Core Bond Fund, Class S	2,353,028	25,295,053
MassMutual Premier Discovery Value Fund, Class S	99,594	1,025,821
MassMutual Premier Diversified Bond Fund, Class S	2,409,141	25,055,064
MassMutual Premier Enhanced Index Growth Fund, Class S	1,494,693	13,676,440
MassMutual Premier Enhanced Index Value Fund, Class S	1,407,055	15,308,755
MassMutual Premier Focused International Fund, Class S	42,177	595,541
MassMutual Premier High Yield Fund, Class S	232,096	2,225,804
MassMutual Premier Inflation-Protected Bond Fund, Class S	2,360,711	25,495,681
MassMutual Premier International Bond Fund, Class S	224,304	2,364,166
MassMutual Premier International Equity Fund, Class S	398,654	6,242,923
MassMutual Premier Main Street Small Cap Fund, Class S(a)	859,304	8,068,869
MassMutual Premier Money Market Fund, Class S(a)	4,566,875	4,566,875
MassMutual Premier Short-Duration Bond Fund, Class S	1,597,033	16,193,916
MassMutual Premier Value Fund, Class S	49,737	757,991
MassMutual Select Aggressive Growth Fund, Class S(a)	702,416	4,544,634
MassMutual Select Blue Chip Growth Fund, Class S	422,188	4,192,323

	Number of Shares	Value
MassMutual Select Diversified Growth Fund, Class S(a)	758,285	$6,536,413
MassMutual Select Diversified International Fund, Class S(a)	735,687	6,893,384
MassMutual Select Diversified Value Fund, Class S	344,821	3,451,662
MassMutual Select Emerging Growth Fund, Class S(a)	172,751	1,247,264
MassMutual Select Focused Value Fund, Class S	306,697	4,278,422
MassMutual Select Fundamental Value Fund, Class S	618,379	6,629,022
MassMutual Select Large Cap Value Fund, Class S	324,377	3,636,263
MassMutual Select Mid-Cap Growth Equity Fund, Class S(a)	357,011	3,755,761
MassMutual Select Mid-Cap Growth Equity II Fund, Class S(a)	322,296	4,615,282
MassMutual Select Mid-Cap Value Fund, Class S(a)	672,307	5,412,072
MassMutual Select Overseas Fund, Class S(a)	1,555,388	15,351,683
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	116,791	1,729,680
MassMutual Select Small Cap Value Equity Fund, Class S(a)	264,088	2,173,441
MassMutual Select Small Company Growth Fund, Class S(a)	201,255	1,750,915
MassMutual Select Small Company Value Fund, Class S	186,929	2,344,090
		227,731,072
TOTAL MUTUAL FUNDS (Cost $246,998,286)		227,731,072

Value
TOTAL LONG-TERM INVESTMENTS (Cost $246,998,286)	$227,731,072
TOTAL INVESTMENTS — 100.0% (Cost $246,998,286)(b)	227,731,072
Other Assets/ (Liabilities) — (0.0%)	(103,780)
NET ASSETS — 100.0%	$227,627,292

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Investment Companies — 100.0%
MassMutual Premier Capital Appreciation Fund, Class S	951,738	$10,906,915
MassMutual Premier Core Bond Fund, Class S	3,891,698	41,835,750
MassMutual Premier Discovery Value Fund, Class S	123,041	1,267,325
MassMutual Premier Diversified Bond Fund, Class S	3,863,940	40,184,980
MassMutual Premier Enhanced Index Growth Fund, Class S	5,116,098	46,812,292
MassMutual Premier Enhanced Index Value Fund, Class S	4,110,549	44,722,773
MassMutual Premier Focused International Fund, Class S	223,670	3,158,224
MassMutual Premier High Yield Fund, Class S	330,525	3,169,739
MassMutual Premier Inflation-Protected Bond Fund, Class S	3,723,397	40,212,684
MassMutual Premier International Bond Fund, Class S	492,885	5,195,012
MassMutual Premier International Equity Fund, Class S	1,551,264	24,292,793
MassMutual Premier Main Street Small Cap Fund, Class S(a)	3,597,924	33,784,507
MassMutual Premier Short-Duration Bond Fund, Class S	1,484,177	15,049,551
MassMutual Premier Value Fund, Class S	231,739	3,531,695
MassMutual Select Aggressive Growth Fund, Class S(a)	3,296,211	21,326,482
MassMutual Select Blue Chip Growth Fund, Class S	1,556,387	15,454,919
MassMutual Select Diversified Growth Fund, Class S(a)	2,761,193	23,801,481
MassMutual Select Diversified International Fund, Class S(a)	2,958,849	27,724,416

	Number of Shares	Value
MassMutual Select Diversified Value Fund, Class S	1,605,517	$16,071,223
MassMutual Select Emerging Growth Fund, Class S(a)	440,020	3,176,941
MassMutual Select Focused Value Fund, Class S	812,684	11,336,948
MassMutual Select Fundamental Value Fund, Class S	2,905,041	31,142,039
MassMutual Select Large Cap Value Fund, Class S	1,518,984	17,027,815
MassMutual Select Mid-Cap Growth Equity Fund, Class S(a)	1,143,094	12,025,349
MassMutual Select Mid-Cap Growth Equity II Fund, Class S(a)	1,040,230	14,896,087
MassMutual Select Mid-Cap Value Fund, Class S(a)	2,804,636	22,577,317
MassMutual Select Overseas Fund, Class S(a)	5,076,277	50,102,853
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	308,462	4,568,326
MassMutual Select Small Cap Value Equity Fund, Class S(a)	698,336	5,747,304
MassMutual Select Small Company Growth Fund, Class S(a)	529,495	4,606,604
MassMutual Select Small Company Value Fund, Class S	497,089	6,233,498
		601,943,842
TOTAL MUTUAL FUNDS (Cost $671,225,250)		601,943,842
TOTAL LONG-TERM INVESTMENTS (Cost $671,225,250)		601,943,842
TOTAL INVESTMENTS — 100.0% (Cost $671,225,250)(b)		601,943,842
Other Assets/ (Liabilities) — (0.0%)		(238,746)
NET ASSETS — 100.0%		$601,705,096

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Investment Companies — 100.0%
MassMutual Premier Capital Appreciation Fund, Class S	982,234	$11,256,397
MassMutual Premier Core Bond Fund, Class S	1,148,021	12,341,222
MassMutual Premier Discovery Value Fund, Class S	328,167	3,380,122
MassMutual Premier Diversified Bond Fund, Class S	1,146,462	11,923,208
MassMutual Premier Enhanced Index Growth Fund, Class S	2,042,351	18,687,514
MassMutual Premier Enhanced Index Value Fund, Class S	2,466,109	26,831,271
MassMutual Premier Focused International Fund, Class S	298,741	4,218,224
MassMutual Premier High Yield Fund, Class S	191,937	1,840,676
MassMutual Premier Inflation-Protected Bond Fund, Class S	1,267,920	13,693,540
MassMutual Premier International Bond Fund, Class S	310,688	3,274,649
MassMutual Premier International Equity Fund, Class S	1,471,341	23,041,204
MassMutual Premier Main Street Small Cap Fund, Class S(a)	2,090,402	19,628,877
MassMutual Premier Short-Duration Bond Fund, Class S	215,315	2,183,299
MassMutual Premier Value Fund, Class S	238,307	3,631,794
MassMutual Select Aggressive Growth Fund, Class S(a)	3,418,390	22,116,981
MassMutual Select Blue Chip Growth Fund, Class S	2,552,060	25,341,955
MassMutual Select Diversified Growth Fund, Class S(a)	2,827,725	24,374,988
MassMutual Select Diversified International Fund, Class S(a)	2,693,585	25,238,891

	Number of Shares	Value
MassMutual Select Diversified Value Fund, Class S	1,662,114	$16,637,758
MassMutual Select Emerging Growth Fund, Class S(a)	2,008,056	14,498,162
MassMutual Select Focused Value Fund, Class S	605,982	8,453,452
MassMutual Select Fundamental Value Fund, Class S	3,009,094	32,257,487
MassMutual Select Large Cap Value Fund, Class S	1,573,179	17,635,340
MassMutual Select Mid-Cap Growth Equity Fund, Class S(a)	1,195,134	12,572,808
MassMutual Select Mid-Cap Growth Equity II Fund, Class S(a)	1,088,090	15,581,456
MassMutual Select Mid-Cap Value Fund, Class S(a)	2,191,625	17,642,579
MassMutual Select Overseas Fund, Class S(a)	4,010,569	39,584,313
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	245,048	3,629,164
MassMutual Select Small Cap Value Equity Fund, Class S(a)	910,381	7,492,439
MassMutual Select Small Company Growth Fund, Class S(a)	274,052	2,384,251
MassMutual Select Small Company Value Fund, Class S	649,546	8,145,303
		449,519,324
TOTAL MUTUAL FUNDS (Cost $506,454,491)		449,519,324
TOTAL LONG-TERM INVESTMENTS (Cost $506,454,491)		449,519,324
TOTAL INVESTMENTS — 100.0% (Cost $506,454,491)(b)		449,519,324
Other Assets/ (Liabilities) — (0.0%)		(192,772)
NET ASSETS — 100.0%		$449,326,552

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Investment Companies — 100.0%
MassMutual Premier Capital Appreciation Fund, Class S	633,278	$7,257,363
MassMutual Premier Core Bond Fund, Class S	232,012	2,494,128
MassMutual Premier Discovery Value Fund, Class S	189,371	1,950,523
MassMutual Premier Diversified Bond Fund, Class S	219,739	2,285,283
MassMutual Premier Enhanced Index Growth Fund, Class S	1,618,231	14,806,815
MassMutual Premier Enhanced Index Value Fund, Class S	1,361,066	14,808,396
MassMutual Premier Focused International Fund, Class S	135,511	1,913,414
MassMutual Premier High Yield Fund, Class S	150,923	1,447,350
MassMutual Premier Inflation-Protected Bond Fund, Class S	241,439	2,607,539
MassMutual Premier International Bond Fund, Class S	264,376	2,786,527
MassMutual Premier International Equity Fund, Class S	876,764	13,730,120
MassMutual Premier Main Street Small Cap Fund, Class S(a)	1,228,064	11,531,519
MassMutual Premier Short-Duration Bond Fund, Class S	130,909	1,327,416
MassMutual Premier Value Fund, Class S	153,959	2,346,341
MassMutual Select Aggressive Growth Fund, Class S(a)	2,206,883	14,278,536
MassMutual Select Blue Chip Growth Fund, Class S	1,198,024	11,896,375
MassMutual Select Diversified Growth Fund, Class S(a)	1,711,827	14,755,948
MassMutual Select Diversified International Fund, Class S(a)	1,683,795	15,777,161

	Number of Shares	Value
MassMutual Select Diversified Value Fund, Class S	1,074,329	$10,754,029
MassMutual Select Emerging Growth Fund, Class S(a)	952,905	6,879,976
MassMutual Select Focused Value Fund, Class S	348,037	4,855,112
MassMutual Select Fundamental Value Fund, Class S	1,944,985	20,850,244
MassMutual Select Large Cap Value Fund, Class S	1,016,146	11,390,993
MassMutual Select Mid-Cap Growth Equity Fund, Class S(a)	629,721	6,624,664
MassMutual Select Mid-Cap Growth Equity II Fund, Class S(a)	572,994	8,205,274
MassMutual Select Mid-Cap Value Fund, Class S(a)	1,256,378	10,113,842
MassMutual Select Overseas Fund, Class S(a)	2,681,436	26,465,774
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	220,178	3,260,838
MassMutual Select Small Cap Value Equity Fund, Class S(a)	523,095	4,305,069
MassMutual Select Small Company Growth Fund, Class S(a)	141,886	1,234,412
MassMutual Select Small Company Value Fund, Class S	373,699	4,686,190
		257,627,171
TOTAL MUTUAL FUNDS (Cost $291,126,307)		257,627,171
TOTAL LONG-TERM INVESTMENTS (Cost $291,126,307)		257,627,171
TOTAL INVESTMENTS — 100.0% (Cost $291,126,307)(b)		257,627,171
Other Assets/ (Liabilities) — (0.0%)		(108,314)
NET ASSETS — 100.0%		$257,518,857

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.3%
Investment Companies — 100.3%
MassMutual Premier Capital Appreciation Fund, Class S	28,213	$323,319
MassMutual Premier Core Bond Fund, Class S	11,086	119,175
MassMutual Premier Discovery Value Fund, Class S	8,651	89,104
MassMutual Premier Diversified Bond Fund, Class S	10,896	113,316
MassMutual Premier Enhanced Index Growth Fund, Class S	80,206	733,881
MassMutual Premier Enhanced Index Value Fund, Class S	63,459	690,436
MassMutual Premier Focused International Fund, Class S	4,619	65,224
MassMutual Premier High Yield Fund, Class S	7,932	76,065
MassMutual Premier Inflation-Protected Bond Fund, Class S	10,928	118,027
MassMutual Premier International Bond Fund, Class S	10,865	114,515
MassMutual Premier International Equity Fund, Class S	40,151	628,770
MassMutual Premier Main Street Small Cap Fund, Class S(a)	61,715	579,504
MassMutual Premier Short-Duration Bond Fund, Class S	5,660	57,391
MassMutual Premier Value Fund, Class S	6,838	104,205
MassMutual Select Aggressive Growth Fund, Class S(a)	97,734	632,341
MassMutual Select Blue Chip Growth Fund, Class S	84,559	839,667
MassMutual Select Diversified Growth Fund, Class S(a)	35,373	304,918
MassMutual Select Diversified International Fund, Class S(a)	74,336	696,524

	Number of Shares	Value
MassMutual Select Diversified Value Fund, Class S	48,319	$483,676
MassMutual Select Emerging Growth Fund, Class S(a)	14,891	107,513
MassMutual Select Focused Value Fund, Class S	15,531	216,657
MassMutual Select Fundamental Value Fund, Class S	86,582	928,157
MassMutual Select Large Cap Value Fund, Class S	45,238	507,120
MassMutual Select Mid-Cap Growth Equity Fund, Class S(a)	27,943	293,963
MassMutual Select Mid-Cap Growth Equity II Fund, Class S(a)	25,304	362,351
MassMutual Select Mid-Cap Value Fund, Class S(a)	56,061	451,293
MassMutual Select Overseas Fund, Class S(a)	113,678	1,122,004
MassMutual Select Small Cap Growth Equity Fund, Class S(a)	6,803	100,759
MassMutual Select Small Cap Value Equity Fund, Class S(a)	23,417	192,722
MassMutual Select Small Company Growth Fund, Class S(a)	23,437	203,900
MassMutual Select Small Company Value Fund, Class S	16,495	206,842
		11,463,339
TOTAL MUTUAL FUNDS (Cost $12,509,530)		11,463,339
TOTAL LONG-TERM INVESTMENTS (Cost $12,509,530)		11,463,339
TOTAL INVESTMENTS — 100.3% (Cost $12,509,530)(b)		11,463,339
Other Assets/ (Liabilities) — (0.3%)		(36,296)
NET ASSETS — 100.0%		$11,427,043

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund
Assets:
Investments, at value (Note 2)(a)	$298,232,460	$149,630,062	$485,358,779	$1,061,748,965
Short-term investments, at value (Note 2)(b)	18,281,009	940,842	1,251,046	10,411,046
Total investments	316,513,469	150,570,904	486,609,825	1,072,160,011
Cash	1,131,244	11,512	-	-
Foreign currency, at value(c)	395,993	23,464	-	-
Receivables from:
Investments sold	407,649	1,472,771	14,877,772	-
Open forward foreign currency contracts (Note 2)	8,278	9,827	-	-
Investment adviser (Note 3)	12	-	-	-
Fund shares sold	133,723	73,806	51,755	19,052
Interest and dividends	2,774,159	961,850	970,528	2,420,096
Variation margin on open futures contracts (Note 2)	45,156	194,847	-	-
Foreign taxes withheld	-	-	9,987	22,901
Open swap agreements, at value (Note 2)	28,014	611,405	-	-
Total assets	321,437,697	153,930,386	502,519,867	1,074,622,060
Liabilities:
Payables for:
Investments purchased	1,992,812	440,551	11,557,402	-
Written options outstanding, at value (Note 2)(d)	338,657	81,625	-	-
Open forward foreign currency contracts (Note 2)	-	3,245	-	-
Fund shares repurchased	171,662	375,893	714,490	6,431,907
Variation margin on open financial futures contracts (Note 2)	227,334	11,382	-	-
Payable for premium on purchased options	-	5,208	-	-
Open swap agreements, at value (Note 2)	3,422,874	592,366	-	-
Trustees' fees and expenses (Note 3)	13,681	14,085	28,520	71,102
Affiliates (Note 3):
Investment management fees	148,191	83,244	222,834	614,992
Administration fees	40,640	35,199	68,328	199,721
Service fees	57,050	14,125	62,334	160,441
Distribution fees	709	452	604	1,604
Accrued expense and other liabilities	49,797	36,913	22,087	26,114
Total liabilities	6,463,407	1,694,288	12,676,599	7,505,881
Net assets	$314,974,290	$152,236,098	$489,843,268	$1,067,116,179
Net assets consist of:
Paid-in capital	$316,711,911	$146,331,931	$549,297,173	$965,901,839
Undistributed net investment income (loss) (distributions in excess of net investment income)	11,109,310	3,130,142	6,475,631	8,681,319
Accumulated net realized gain (loss) on investments	3,189,688	5,298,164	14,304,560	29,609,690
Net unrealized appreciation (depreciation) on investments	(16,036,619)	(2,524,139)	(80,234,096)	62,923,331
Net assets	$314,974,290	$152,236,098	$489,843,268	$1,067,116,179
(a) Cost of investments - unaffiliated issuers:	$311,125,595	$152,288,139	$565,592,875	$998,825,634
(b) Cost of short-term investments:	$18,281,009	$940,842	$1,251,046	$10,411,046
(c) Cost of foreign currency:	$389,635	$23,112	$-	$-
(d) Premiums on written options:	$335,962	$81,948	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund	MassMutual Select Core Opportunities Fund
Assets:
Investments, at value (Note 2)(a)	$66,017,855	$1,131,192,088	$2,016,017,881	$53,899,004
Short-term investments, at value (Note 2)(b)	105,992	29,035,089	28,312,110	1,612,534
Total investments	66,123,847	1,160,227,177	2,044,329,991	55,511,538
Cash	-	-	-	-
Foreign currency, at value(c)	-	195,892	-	-
Receivables from:
Investments sold	4,443,660	37,773	-	461,912
Open forward foreign currency contracts (Note 2)	-	-	-	-
Investment adviser (Note 3)	-	-	-	637
Fund shares sold	-	260,314	17,332,898	108,484
Interest and dividends	90,674	1,588,267	2,691,117	32,433
Variation margin on open futures contracts (Note 2)	-	-	7,552	-
Foreign taxes withheld	-	40,164	-	5,025
Open swap agreements, at value (Note 2)	-	-	-	-
Total assets	70,658,181	1,162,349,587	2,064,361,558	56,120,029
Liabilities:
Payables for:
Investments purchased	4,163,825	1,176,325	1,393,709	642,446
Written options outstanding, at value (Note 2)(d)	-	-	-	-
Open forward foreign currency contracts (Note 2)	-	-	-	-
Fund shares repurchased	44,747	2,087,722	26,755,098	5,338
Variation margin on open financial futures contracts (Note 2)	-	-	-	-
Payable for premium on purchased options	-	-	-	-
Open swap agreements, at value (Note 2)	-	-	-	-
Trustees' fees and expenses (Note 3)	7,271	93,754	146,800	1,753
Affiliates (Note 3):
Investment management fees	41,446	676,039	181,594	33,882
Administration fees	9,242	204,793	446,452	11,110
Service fees	9,409	212,994	176,076	17,065
Distribution fees	73	497	2,760	141
Accrued expense and other liabilities	18,931	36,594	35,108	23,449
Total liabilities	4,294,944	4,488,718	29,137,597	735,184
Net assets	$66,363,237	$1,157,860,869	$2,035,223,961	$55,384,845
Net assets consist of:
Paid-in capital	$75,899,474	$908,639,198	$1,862,630,496	$57,124,248
Undistributed net investment income (loss) (distributions in excess of net investment income)	535,381	4,985,879	18,691,201	149,563
Accumulated net realized gain (loss) on investments	(6,284,850)	44,887,882	(15,618,903)	(1,010,408)
Net unrealized appreciation (depreciation) on investments	(3,786,768)	199,347,910	169,521,167	(878,558)
Net assets	$66,363,237	$1,157,860,869	$2,035,223,961	$55,384,845
(a) Cost of investments - unaffiliated issuers:	$69,804,623	$931,848,877	$1,844,988,160	$54,777,562
(b) Cost of short-term investments:	$105,992	$29,035,089	$28,312,110	$1,612,534
(c) Cost of foreign currency:	$-	$193,392	$-	$-
(d) Premiums on written options:	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund
Class A shares:
Net assets	$87,226,841	$20,173,991	$86,219,972	$242,470,015
Shares outstanding(a)	8,744,764	1,992,114	8,687,116	22,845,193
Net asset value and redemption price per share	$9.97	$10.13	$9.93	$10.61
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.58	$10.75	$10.54	$11.26
Class L shares:
Net assets	$32,545,922	$63,481,370	$69,304,495	$226,152,886
Shares outstanding(a)	3,249,748	6,251,552	6,943,899	21,174,291
Net asset value and redemption price per share	$10.01	$10.15	$9.98	$10.68
Class Y shares:
Net assets	$143,052,612	$54,150,716	$101,398,636	$105,313,841
Shares outstanding(a)	14,264,766	5,337,375	10,153,287	9,837,123
Net asset value and redemption price per share	$10.03	$10.15	$9.99	$10.71
Class S shares:
Net assets	$51,008,539	$13,890,218	$232,041,395	$490,808,570
Shares outstanding(a)	5,083,195	1,370,520	23,190,714	45,775,914
Net asset value and redemption price per share	$10.03	$10.13	$10.01	$10.72
Class Z shares:
Net assets	$-	$-	$-	$-
Shares outstanding(a)	-	-	-	-
Net asset value and redemption price per share	$-	$-	$-	$-
Class N shares:
Net assets	$1,140,376	$539,803	$878,770	$2,370,867
Shares outstanding(a)	115,050	53,619	88,717	225,619
Net asset value and redemption price per share	$9.91	$10.07	$9.91	$10.51

(a)  Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund	MassMutual Select Core Opportunities Fund
Class A shares:
Net assets	$13,601,678	$313,019,415	$254,240,402	$26,194,105
Shares outstanding(a)	1,746,211	28,212,400	21,464,187	2,581,140
Net asset value and redemption price per share	$7.79	$11.10	$11.84	$10.15
Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.27	$11.78	$12.56	$10.77
Class L shares:
Net assets	$11,386,453	$187,834,664	$302,700,723	$9,878,097
Shares outstanding(a)	1,459,465	16,835,700	25,436,388	970,242
Net asset value and redemption price per share	$7.80	$11.16	$11.90	$10.18
Class Y shares:
Net assets	$2,487,848	$98,923,941	$370,548,623	$7,731,767
Shares outstanding(a)	316,379	8,835,125	31,094,027	757,875
Net asset value and redemption price per share	$7.86	$11.20	$11.92	$10.20
Class S shares:
Net assets	$38,776,134	$557,276,435	$574,478,153	$11,356,902
Shares outstanding(a)	4,943,373	49,697,487	47,725,492	1,112,254
Net asset value and redemption price per share	$7.84	$11.21	$12.04	$10.21
Class Z shares:
Net assets	$-	$-	$529,606,734	$-
Shares outstanding(a)	-	-	43,963,566	-
Net asset value and redemption price per share	$-	$-	$12.05	$-
Class N shares:
Net assets	$111,124	$806,414	$3,649,326	$223,974
Shares outstanding(a)	14,274	73,196	311,837	22,099
Net asset value and redemption price per share	$7.79	$11.02	$11.70	$10.14

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Diversified Growth Fund	MassMutual Select Large Cap Growth Fund	MassMutual Select Aggressive Growth Fund
Assets:
Investments, at value (Note 2)(a)	$738,885,869	$85,625,758	$38,736,457	$413,070,316
Short-term investments, at value (Note 2)(b)	7,168,216	891,810	470,516	1,656,842
Total investments	746,054,085	86,517,568	39,206,973	414,727,158
Cash	-	-	1,922	-
Foreign currency, at value(c)	-	3,923	-	-
Receivables from:
Investments sold	5,903,659	307,983	344,235	2,165,007
Investment adviser (Note 3)	49,628	16,261	-	-
Fund shares sold	100,659	5,235	-	76,015
Interest and dividends	616,094	45,163	28,933	67,547
Broker for collateral held for open futures contracts	-	-	-	-
Foreign taxes withheld	43,010	702	3,351	-
Total assets	752,767,135	86,896,835	39,585,414	417,035,727
Liabilities:
Payables for:
Investments purchased	11,506,624	442,029	240,144	174,666
Fund shares repurchased	1,622,501	101,184	61,929	519,934
Variation margin on open financial futures contracts (Note 2)	-	-	-	-
Trustees' fees and expenses (Note 3)	82,217	1,451	2,940	37,231
Affiliates (Note 3):
Investment management fees	392,718	54,067	22,613	272,799
Administration fees	215,226	3,934	7,330	80,337
Service fees	53,241	116	3,949	52,837
Distribution fees	1,536	57	1	229
Accrued expense and other liabilities	106,093	49,864	19,258	21,944
Total liabilities	13,980,156	652,702	358,164	1,159,977
Net assets	$738,786,979	$86,244,133	$39,227,250	$415,875,750
Net assets consist of:
Paid-in capital	$832,843,736	$100,392,216	$38,960,551	$384,934,087
Undistributed net investment income (loss) (distributions in excess of net investment income)	151,696	146,693	(7,626)	(1,411,029)
Accumulated net realized gain (loss) on investments	(108,809,195)	(4,284,628)	(765,132)	9,991,321
Net unrealized appreciation (depreciation) on investments	14,600,742	(10,010,148)	1,039,457	22,361,371
Net assets	$738,786,979	$86,244,133	$39,227,250	$415,875,750
(a) Cost of investments - unaffiliated issuers:	$724,288,869	$95,635,617	$37,697,000	$390,708,945
(b) Cost of short-term investments:	$7,168,216	$891,810	$470,516	$1,656,842
(c) Cost of foreign currency:	$-	$4,202	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Select NASDAQ-100 Fund	MassMutual Select Focused Value Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund
Assets:
Investments, at value (Note 2)(a)	$45,646,104	$614,216,215	$146,332,770	$131,236,554
Short-term investments, at value (Note 2)(b)	557,716	28,725,439	5,313,951	1,183,064
Total investments	46,203,820	642,941,654	151,646,721	132,419,618
Cash	-	-	-	-
Foreign currency, at value(c)	-	-	-	-
Receivables from:
Investments sold	-	10,207,933	1,072,262	36,245,895
Investment adviser (Note 3)	-	-	-	-
Fund shares sold	-	98,279	26,963	19,872
Interest and dividends	2,558	542,210	254,508	281,614
Broker for collateral held for open futures contracts	-	-	-	21,000
Foreign taxes withheld	-	-	-	-
Total assets	46,206,378	653,790,076	153,000,454	168,987,999
Liabilities:
Payables for:
Investments purchased	-	2,679,561	1,424,335	35,704,903
Fund shares repurchased	130,125	1,948,568	310,958	242,147
Variation margin on open financial futures contracts (Note 2)	6,554	-	-	5,506
Trustees' fees and expenses (Note 3)	5,044	60,190	5,851	4,452
Affiliates (Note 3):
Investment management fees	6,270	418,833	98,114	91,272
Administration fees	21,928	129,331	19,363	16,680
Service fees	12,830	120,295	4,535	9,071
Distribution fees	197	1,543	24	216
Accrued expense and other liabilities	19,680	93,113	27,269	24,134
Total liabilities	202,628	5,451,434	1,890,449	36,098,381
Net assets	$46,003,750	$648,338,642	$151,110,005	$132,889,618
Net assets consist of:
Paid-in capital	$61,514,572	$661,335,890	$219,914,478	$174,304,113
Undistributed net investment income (loss) (distributions in excess of net investment income)	(69,854)	6,818,447	1,606,724	1,248,770
Accumulated net realized gain (loss) on investments	(20,153,391)	28,926,118	(23,486,937)	(19,216,549)
Net unrealized appreciation (depreciation) on investments	4,712,423	(48,741,813)	(46,924,260)	(23,446,716)
Net assets	$46,003,750	$648,338,642	$151,110,005	$132,889,618
(a) Cost of investments - unaffiliated issuers:	$40,891,779	$662,958,028	$193,257,030	$154,663,457
(b) Cost of short-term investments:	$557,716	$28,725,439	$5,313,951	$1,183,064
(c) Cost of foreign currency:	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Diversified Growth Fund	MassMutual Select Large Cap Growth Fund	MassMutual Select Aggressive Growth Fund
Class A shares:
Net assets	$77,526,863	$111,204	$5,859,509	$79,682,745
Shares outstanding(a)	7,962,861	12,926	646,922	12,821,655
Net asset value and redemption price per share	$9.74	$8.60	$9.06	$6.21
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.33	$9.12	$9.61	$6.59
Class L shares:
Net assets	$396,380,515	$86,233	$1,454,666	$106,874,362
Shares outstanding(a)	40,144,201	10,010	156,114	16,845,594
Net asset value and redemption price per share	$9.87	$8.61	$9.32	$6.34
Class Y shares:
Net assets	$40,832,465	$86,303	$11,722,883	$32,801,805
Shares outstanding(a)	4,123,996	10,010	1,269,868	5,112,086
Net asset value and redemption price per share	$9.90	$8.62	$9.23	$6.42
Class S shares:
Net assets	$222,118,353	$85,874,415	$20,188,880	$196,396,851
Shares outstanding(a)	22,372,729	9,957,631	2,174,872	30,366,598
Net asset value and redemption price per share	$9.93	$8.62	$9.28	$6.47
Class N shares:
Net assets	$1,928,783	$85,978	$1,312	$119,987
Shares outstanding(a)	201,572	10,010	146	19,755
Net asset value and redemption price per share	$9.57	$8.59	$8.99	$6.07

(a)  Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

	MassMutual Select NASDAQ-100 Fund	MassMutual Select Focused Value Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund
Class A shares:
Net assets	$19,164,529	$169,333,438	$6,460,982	$12,232,463
Shares outstanding(a)	4,227,984	12,562,996	806,214	1,499,866
Net asset value and redemption price per share	$4.53	$13.48	$8.01	$8.16
Offering price per share (100/[100-maximum sales charge] of net asset value)	$4.81	$14.30	$8.50	$8.66
Class L shares:
Net assets	$7,120,784	$121,278,618	$45,744,012	$30,783,433
Shares outstanding(a)	1,542,115	8,840,731	5,685,829	3,751,989
Net asset value and redemption price per share	$4.62	$13.72	$8.05	$8.20
Class Y shares:
Net assets	$2,934,573	$102,202,518	$2,273,631	$7,166,762
Shares outstanding(a)	629,397	7,384,043	282,326	873,419
Net asset value and redemption price per share	$4.66	$13.84	$8.05	$8.21
Class S shares:
Net assets	$16,601,341	$253,313,948	$96,595,843	$82,379,774
Shares outstanding(a)	3,527,400	18,152,509	11,991,103	10,022,788
Net asset value and redemption price per share	$4.71	$13.95	$8.06	$8.22
Class N shares:
Net assets	$182,523	$2,210,120	$35,537	$327,186
Shares outstanding(a)	41,139	167,573	4,431	40,090
Net asset value and redemption price per share	$4.44	$13.19	$8.02	$8.16

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2)(a)	$534,152,133	$139,446,703	$1,339,260,632	$560,720,294
Short-term investments, at value (Note 2)(b)	18,412,880	1,462,849	29,190,254	36,715,056
Total investments	552,565,013	140,909,552	1,368,450,886	597,435,350
Cash	-	-	758	7,397
Foreign currency, at value(c)	-	5,581	2,600	-
Receivables from:
Investments sold	2,170,703	2,513,664	11,707,440	3,157,983
Open forward foreign currency contracts (Note 2)	-	-	-	-
Investment adviser (Note 3)	-	-	-	-
Fund shares sold	107,688	1,424	159,415	2,171,366
Interest and dividends	484,548	46,407	507,579	209,071
Variation margin on open futures contracts (Note 2)	-	-	-	-
Foreign taxes withheld	-	1,027	1,461	106
Total assets	555,327,952	143,477,655	1,380,830,139	602,981,273
Liabilities:
Payables for:
Investments purchased	3,633,674	2,852,749	5,492,566	4,025,707
Written options outstanding, at value (Note 2)(e)	-	-	-	484,200
Open forward foreign currency contracts (Note 2)	-	-	-	-
Fund shares repurchased	4,743,383	266,896	3,858,634	425,568
Variation margin on open financial futures contracts (Note 2)	-	-	-	-
Trustees' fees and expenses (Note 3)	38,742	13,732	83,535	44,475
Affiliates (Note 3):
Investment management fees	418,868	87,096	916,888	436,842
Administration fees	122,619	27,601	292,911	124,857
Service fees	76,525	12,648	229,713	61,793
Distribution fees	1,008	194	1,340	461
Due to custodian	-	229,626	-	-
Accrued expense and other liabilities	24,861	23,370	36,684	29,058
Total liabilities	9,059,680	3,513,912	10,912,271	5,632,961
Net assets	$546,268,272	$139,963,743	$1,369,917,868	$597,348,312
Net assets consist of:
Paid-in capital	$522,646,539	$193,622,017	$1,152,903,250	$546,597,469
Undistributed net investment income (loss) (distributions in excess of net investment income)	1,905,469	(194,412)	(2,969,899)	(1,235,005)
Accumulated net realized gain (loss) on investments	14,616,684	(56,868,142)	69,697,843	11,602,040
Net unrealized appreciation (depreciation) on investments	7,099,580	3,404,280	150,286,674	40,383,808
Net assets	$546,268,272	$139,963,743	$1,369,917,868	$597,348,312
(a) Cost of investments - unaffiliated issuers:	$527,052,553	$136,042,434	$1,188,973,874	$519,936,999
(b) Cost of short-term investments:	$18,412,880	$1,462,849	$29,190,254	$36,715,056
(c) Cost of foreign currency:	$-	$5,576	$2,603	$-
(d)	Includes restricted cash of $863,745 related to collateral on open futures contracts.
(e) Premiums on written options:	$-	$-	$-	$84,695

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Small Company Growth Fund	MassMutual Select Emerging Growth Fund	MassMutual Select Diversified International Fund
Assets:
Investments, at value (Note 2)(a)	$100,403,889	$82,427,335	$226,165,202
Short-term investments, at value (Note 2)(b)	1,294,506	1,766,186	8,346,184
Total investments	101,698,395	84,193,521	234,511,386
Cash	-	64,966	8
Foreign currency, at value(c)	-	-	1,361,953	(d)
Receivables from:
Investments sold	1,247,942	1,823,535	1,266,077
Open forward foreign currency contracts (Note 2)	-	-	308,123
Investment adviser (Note 3)	-	-	49,615
Fund shares sold	15,735	18,084	6,784
Interest and dividends	194,648	5,319	704,445
Variation margin on open futures contracts (Note 2)	-	-	25,368
Foreign taxes withheld	-	-	103,028
Total assets	103,156,720	86,105,425	238,336,787
Liabilities:
Payables for:
Investments purchased	958,928	1,466,249	6,232,670
Written options outstanding, at value (Note 2)(e)	-	-	-
Open forward foreign currency contracts (Note 2)	-	-	569,013
Fund shares repurchased	148,065	190,378	486,274
Variation margin on open financial futures contracts (Note 2)	-	-	212,406
Trustees' fees and expenses (Note 3)	10,372	9,735	4,194
Affiliates (Note 3):
Investment management fees	78,109	58,289	185,502
Administration fees	26,088	15,772	36,012
Service fees	23,664	9,093	49,458
Distribution fees	246	117	63
Due to custodian	-	-	-
Accrued expense and other liabilities	23,061	20,343	50,541
Total liabilities	1,268,533	1,769,976	7,826,133
Net assets	$101,888,187	$84,335,449	$230,510,654
Net assets consist of:
Paid-in capital	$113,843,996	$100,203,605	$250,183,369
Undistributed net investment income (loss) (distributions in excess of net investment income)	(312,864)	(137,996)	2,188,177
Accumulated net realized gain (loss) on investments	(6,937,841)	(27,204,872)	2,130,439
Net unrealized appreciation (depreciation) on investments	(4,705,104)	11,474,712	(23,991,331)
Net assets	$101,888,187	$84,335,449	$230,510,654
(a) Cost of investments - unaffiliated issuers:	$105,108,993	$70,952,623	$249,770,776
(b) Cost of short-term investments:	$1,294,506	$1,766,186	$8,346,184
(c) Cost of foreign currency:	$-	$-	$1,356,078
(d)
(e) Premiums on written options:	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund
Class A shares:
Net assets	$117,141,577	$19,764,936	$349,530,916	$93,474,334
Shares outstanding(a)	9,555,051	1,947,390	25,338,157	6,614,078
Net asset value and redemption price per share	$12.26	$10.15	$13.79	$14.13
Offering price per share (100/[100-maximum sales charge] of net asset value)	$13.01	$10.77	$14.63	$14.99
Class L shares:
Net assets	$87,338,495	$30,449,132	$462,008,647	$95,348,036
Shares outstanding(a)	7,049,620	2,937,743	32,848,808	6,598,001
Net asset value and redemption price per share	$12.39	$10.36	$14.06	$14.45
Class Y shares:
Net assets	$91,591,022	$5,238,242	$180,948,396	$104,485,165
Shares outstanding(a)	7,333,454	499,748	12,711,140	7,134,422
Net asset value and redemption price per share	$12.49	$10.48	$14.24	$14.65
Class S shares:
Net assets	$248,626,166	$84,203,975	$375,572,987	$303,611,339
Shares outstanding(a)	19,827,600	8,001,845	26,224,659	20,499,008
Net asset value and redemption price per share	$12.54	$10.52	$14.32	$14.81
Class N shares:
Net assets	$1,571,012	$307,458	$1,856,922	$429,438
Shares outstanding(a)	131,253	30,834	137,117	31,032
Net asset value and redemption price per share	$11.97	$9.97	$13.54	$13.84

(a)  Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Small Company Growth Fund	MassMutual Select Emerging Growth Fund	MassMutual Select Diversified International Fund
Class A shares:
Net assets	$34,732,760	$14,903,430	$75,658,477
Shares outstanding(a)	4,118,432	2,153,811	8,136,779
Net asset value and redemption price per share	$8.43	$6.92	$9.30
Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.94	$7.34	$9.87
Class L shares:
Net assets	$30,238,353	$27,372,455	$39,145,625
Shares outstanding(a)	3,517,883	3,876,292	4,198,130
Net asset value and redemption price per share	$8.60	$7.06	$9.32
Class Y shares:
Net assets	$6,466,077	$962,618	$778,969
Shares outstanding(a)	744,816	134,199	83,538
Net asset value and redemption price per share	$8.68	$7.17	$9.32
Class S shares:
Net assets	$30,064,109	$40,901,303	$114,833,441
Shares outstanding(a)	3,453,438	5,660,686	12,302,597
Net asset value and redemption price per share	$8.71	$7.23	$9.33
Class N shares:
Net assets	$386,888	$195,643	$94,142
Shares outstanding(a)	46,738	28,856	10,119
Net asset value and redemption price per share	$8.28	$6.78	$9.30

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MassMutual Select Overseas Fund	MassMutual Select Destination Retirement Income Fund	MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2020 Fund
Assets:
Investments, at value (Note 2)(a)	$801,010,950	$223,754,758	$227,731,072	$601,943,842
Short-term investments, at value (Note 2)(b)	6,344,017	-	-	-
Total investments	807,354,967	223,754,758	227,731,072	601,943,842
Foreign currency, at value(c)	4,001,379	-	-	-
Receivables from:
Investments sold	6,316,409	145,775	5,896	1,210,596
Open forward foreign currency contract (Note 2)	322,801	-	-	-
Investment adviser (Note 3)	-	-	-	-
Fund shares sold	1,230,578	96,663	390,093	267,891
Interest and dividends	2,778,973	-	-	-
Foreign taxes withheld	1,873,992	-	-	-
Total assets	823,879,099	223,997,196	228,127,061	603,422,329
Liabilities:
Payables for:
Investments purchased	4,119,404	-	105,451	-
Open forward foreign currency contracts (Note 2)	3,396,878	-	-	-
Fund shares repurchased	4,744,039	242,438	290,539	1,478,486
Trustees' fees and expenses (Note 3)	65,550	14,644	9,829	31,254
Affiliates (Note 3):
Investment management fees	739,065	9,672	9,959	23,906
Administration fees	68,560	19,165	21,881	68,554
Service fees	63,500	30,637	41,043	96,227
Distribution fees	1,034	75	529	335
Accrued expense and other liabilities	597,800	19,456	20,538	18,471
Total liabilities	13,795,830	336,087	499,769	1,717,233
Net assets	$810,083,269	$223,661,109	$227,627,292	$601,705,096
Net assets consist of:
Paid-in capital	$836,818,881	$236,192,359	$246,274,499	$660,615,059
Undistributed net investment income (loss) (distributions in excess of net investment income)	18,859,555	(22,261)	(239,769)	(837,262)
Accumulated net realized gain (loss) on investments	158,546,469	456,985	859,776	11,208,707
Net unrealized appreciation (depreciation) on investments	(204,141,636)	(12,965,974)	(19,267,214)	(69,281,408)
Net assets	$810,083,269	$223,661,109	$227,627,292	$601,705,096
(a) Cost of investments - unaffiliated issuers:	$1,000,490,792	$236,720,732	$246,998,286	$671,225,250
(b) Cost of short-term investments:	$6,344,017	$-	$-	$-
(c) Cost of foreign currency:	$3,975,974	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Destination Retirement 2030 Fund	MassMutual Select Destination Retirement 2040 Fund	MassMutual Select Destination Retirement 2050 Fund
Assets:
Investments, at value (Note 2)(a)	$449,519,324	$257,627,171	$11,463,339
Short-term investments, at value (Note 2)(b)	-	-	-
Total investments	449,519,324	257,627,171	11,463,339
Foreign currency, at value(c)	-	-	-
Receivables from:
Investments sold	488,615	462,850	-
Open forward foreign currency contract (Note 2)	-	-	-
Investment adviser (Note 3)	-	-	3,026
Fund shares sold	235,357	184,782	46,675
Interest and dividends	-	-	-
Foreign taxes withheld	-	-	-
Total assets	450,243,296	258,274,803	11,513,040
Liabilities:
Payables for:
Investments purchased	-	35	46,675
Open forward foreign currency contracts (Note 2)	-	-	-
Fund shares repurchased	723,973	647,598	-
Trustees' fees and expenses (Note 3)	23,341	13,450	149
Affiliates (Note 3):
Investment management fees	19,950	11,499	498
Administration fees	52,181	27,315	243
Service fees	77,889	36,040	226
Distribution fees	180	124	59
Accrued expense and other liabilities	19,230	19,885	38,147
Total liabilities	916,744	755,946	85,997
Net assets	$449,326,552	$257,518,857	$11,427,043
Net assets consist of:
Paid-in capital	$490,082,090	$281,846,687	$12,635,025
Undistributed net investment income (loss) (distributions in excess of net investment income)	(664,909)	(359,530)	43,979
Accumulated net realized gain (loss) on investments	16,844,538	9,530,836	(205,770)
Net unrealized appreciation (depreciation) on investments	(56,935,167)	(33,499,136)	(1,046,191)
Net assets	$449,326,552	$257,518,857	$11,427,043
(a) Cost of investments - unaffiliated issuers:	$506,454,491	$291,126,307	$12,509,530
(b) Cost of short-term investments:	$-	$-	$-
(c) Cost of foreign currency:	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MassMutual Select Overseas Fund	MassMutual Select Destination Retirement Income Fund	MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2020 Fund
Class A shares:
Net assets	$83,661,271	$47,234,771	$60,501,567	$143,061,384
Shares outstanding(a)	8,595,046	4,920,885	6,072,324	14,607,592
Net asset value and redemption price per share	$9.73	$9.60	$9.96	$9.79
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.32	$10.19	$10.57	$10.39
Class L shares:
Net assets	$254,813,276	$78,068,577	$56,805,621	$232,141,472
Shares outstanding(a)	25,957,780	8,085,854	5,668,483	23,536,784
Net asset value and redemption price per share	$9.82	$9.65	$10.02	$9.86
Class Y shares:
Net assets	$106,946,912	$72,251,675	$54,961,439	$108,714,141
Shares outstanding(a)	10,860,757	7,482,885	5,478,810	11,024,283
Net asset value and redemption price per share	$9.85	$9.66	$10.03	$9.86
Class S shares:
Net assets	$363,405,320	$25,996,872	$54,533,045	$117,257,100
Shares outstanding(a)	36,808,834	2,693,565	5,431,479	11,874,439
Net asset value and redemption price per share	$9.87	$9.65	$10.04	$9.87
Class N shares:
Net assets	$1,256,490	$109,214	$825,620	$530,999
Shares outstanding(a)	130,909	11,360	82,955	54,254
Net asset value and redemption price per share	$9.60	$9.61	$9.95	$9.79

(a)  Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Destination Retirement 2030 Fund	MassMutual Select Destination Retirement 2040 Fund	MassMutual Select Destination Retirement 2050 Fund
Class A shares:
Net assets	$115,870,726	$54,281,937	$346,682
Shares outstanding(a)	11,294,605	5,195,570	38,907
Net asset value and redemption price per share	$10.26	$10.45	$8.91
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.89	$11.09	$9.45
Class L shares:
Net assets	$181,158,376	$114,850,842	$435,279
Shares outstanding(a)	17,523,850	10,912,066	48,777
Net asset value and redemption price per share	$10.34	$10.53	$8.92
Class Y shares:
Net assets	$71,603,391	$41,848,032	$756,137
Shares outstanding(a)	6,929,888	3,974,482	84,670
Net asset value and redemption price per share	$10.33	$10.53	$8.93
Class S shares:
Net assets	$80,414,452	$46,347,921	$9,799,887
Shares outstanding(a)	7,770,594	4,396,901	1,097,387
Net asset value and redemption price per share	$10.35	$10.54	$8.93
Class N shares:
Net assets	$279,607	$190,125	$89,058
Shares outstanding(a)	27,251	18,180	10,010
Net asset value and redemption price per share	$10.26	$10.46	$8.90

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	MassMutual Select Strategic Bond Fund	MassMutual Select Strategic Balanced Fund	MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund
Investment income (Note 2):
Dividends(a)	$94,599	$1,280,649	$8,497,962	$13,777,591
Interest	10,199,005	2,486,658	26,398	141,024
Securities lending net income	28,831	12,192	30,694	33,637
Total investment income	10,322,435	3,779,499	8,555,054	13,952,252
Expenses (Note 3):
Investment management fees (Note 3)	941,101	551,724	1,421,703	3,658,312
Custody fees	59,667	42,275	29,646	49,036
Audit and legal fees	22,116	22,132	18,951	21,795
Proxy fees	566	541	474	476
Shareholder reporting fees	5,960	3,938	10,254	19,107
Trustees' fees (Note 3)	10,022	5,818	17,438	33,336
	1,039,432	626,428	1,498,466	3,782,062
Administration fees (Note 3):
Class A	110,122	38,313	152,760	397,713
Class L	40,014	114,784	102,950	377,386
Class Y	71,838	62,277	91,994	97,378
Class S	19,128	12,136	80,224	312,216
Class Z	-	-	-	-
Class N	2,880	1,487	2,578	4,662
Distribution fees (Note 3):
Class N	2,400	986	1,750	3,211
Service fees (Note 3):
Class A	110,122	29,292	123,873	317,763
Class N	2,400	986	1,750	3,211
Total expenses	1,398,336	886,689	2,056,345	5,295,602
Expenses waived (Note 3):
Class A fees waived by advisor	(23,257)	-	-	-
Class L fees waived by advisor	(8,508)	-	-	-
Class Y fees waived by advisor	-	-	-	-
Class N fees waived by advisor	(750)	-	-	-
Class A administrative fees waived	-	-	-	-
Class L administrative fees waived	-	-	-	-
Class N administrative fees waived	-	-	-	-
Net expenses	1,365,821	886,689	2,056,345	5,295,602
Net investment income (loss)	8,956,614	2,892,810	6,498,709	8,656,650
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,902,208	4,285,785	13,179,939	16,860,176
Futures contracts	607,477	236,977	-	-
Written options	2,156,115	506,152	-	-
Swap contracts	37,385	21,225	-	-
Foreign currency transactions	(112,011)	(14,626)	-	-
Net realized gain (loss)	5,591,174	5,035,513	13,179,939	16,860,176
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(12,950,157)	(19,832,193)	(126,665,453)	(144,094,060)
Futures contracts	(847,711)	(231,396)	-	-
Written options	52,732	12,044	-	-
Swap contracts	(1,034,872)	(14,270)	-	-
Translation of assets and liabilities in foreign currencies	41,476	2,836	-	-
Net unrealized appreciation (depreciation)	(14,738,532)	(20,062,979)	(126,665,453)	(144,094,060)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(9,147,358)	(15,027,466)	(113,485,514)	(127,233,884)
Net increase (decrease) in net assets resulting from operations	$(190,744)	$(12,134,656)	$(106,986,805)	$(118,577,234)
(a) Net of withholding tax of:	$-	$18,433	$70,036	$67,619

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Value Equity Fund	MassMutual Select Large Cap Value Fund	MassMutual Select Indexed Equity Fund	MassMutual Select Core Opportunities Fund
Investment income (Note 2):
Dividends(a)	$864,551	$10,515,050	$22,299,539	$437,321
Interest	31,313	166,958	214,483	17,558
Securities lending net income	8,283	325,229	152,375	6,086
Total investment income	904,147	11,007,237	22,666,397	460,965
Expenses (Note 3):
Investment management fees (Note 3)	254,126	4,091,956	1,076,891	187,784
Custody fees	10,541	88,830	103,113	10,134
Audit and legal fees	16,425	22,952	28,196	16,534
Proxy fees	772	483	476	455
Shareholder reporting fees	1,988	21,431	35,405	1,523
Trustees' fees (Note 3)	2,524	37,612	63,093	1,508
	286,376	4,263,264	1,307,174	217,938
Administration fees (Note 3):
Class A	21,268	551,470	665,288	39,151
Class L	16,312	336,615	768,929	14,259
Class Y	1,676	104,793	657,202	5,451
Class S	16,837	249,256	957,250	2,646
Class Z	-	-	219,633	-
Class N	192	1,324	12,140	342
Distribution fees (Note 3):
Class N	146	884	5,730	245
Service fees (Note 3):
Class A	19,091	424,992	346,721	32,626
Class N	146	884	5,730	245
Total expenses	362,044	5,933,482	4,945,797	312,903
Expenses waived (Note 3):
Class A fees waived by advisor	-	-	-	(1,588)
Class L fees waived by advisor	-	-	-	(599)
Class Y fees waived by advisor	-	-	-	(455)
Class N fees waived by advisor	-	-	-	(12)
Class A administrative fees waived	-	-	(277,376)	-
Class L administrative fees waived	-	-	(320,587)	-
Class N administrative fees waived	-	-	(4,584)	-
Net expenses	362,044	5,933,482	4,343,250	310,249
Net investment income (loss)	542,103	5,073,755	18,323,147	150,716
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(6,018,878)	32,660,455	2,941,650	(1,679,131)
Futures contracts	-	-	(2,344,869)	-
Written options	-	-	-	-
Swap contracts	-	-	-	-
Foreign currency transactions	-	(93,133)	-	-
Net realized gain (loss)	(6,018,878)	32,567,322	596,781	(1,679,131)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(5,848,410)	(191,812,229)	(300,599,846)	(1,903,770)
Futures contracts	-	-	(1,661,158)	-
Written options	-	-	-	-
Swap contracts	-	-	-	-
Translation of assets and liabilities in foreign currencies	-	2,196	-	-
Net unrealized appreciation (depreciation)	(5,848,410)	(191,810,033)	(302,261,004)	(1,903,770)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(11,867,288)	(159,242,711)	(301,664,223)	(3,582,901)
Net increase (decrease) in net assets resulting from operations	$(11,325,185)	$(154,168,956)	$(283,341,076)	$(3,432,185)
(a) Net of withholding tax of:	$-	$140,809	$-	$802

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Diversified Growth Fund	MassMutual Select Large Cap Growth Fund	MassMutual Select Aggressive Growth Fund
Investment income (Note 2):
Dividends(a)	$3,547,692	$476,240	$195,882	$893,921
Interest	60,297	7,107	1,254	49,518
Securities lending net income	53,207	192	3,313	40,450
Total investment income	3,661,196	483,539	200,449	983,889
Expenses (Note 3):
Investment management fees (Note 3)	2,493,087	318,956	131,250	1,683,502
Custody fees	43,370	22,002	4,729	23,786
Audit and legal fees	20,503	16,423	15,713	18,692
Proxy fees	486	491	474	549
Shareholder reporting fees	13,250	2,104	1,433	9,363
Trustees' fees (Note 3)	22,824	2,591	1,230	15,588
	2,593,520	362,567	154,829	1,751,480
Administration fees (Note 3):
Class A	172,797	138	11,155	157,883
Class L	849,027	135	2,534	199,139
Class Y	76,039	68	12,046	37,005
Class S	167,617	22,692	16,902	101,640
Class N	5,973	158	3	972
Distribution fees (Note 3):
Class N	3,257	113	2	616
Service fees (Note 3):
Class A	105,751	115	7,902	114,607
Class N	3,257	113	2	616
Total expenses	3,977,238	386,099	205,375	2,363,958
Expenses waived (Note 3):
Class A fees waived by advisor	(40,024)	(47)	-	-
Class L fees waived by advisor	(113,616)	(43)	-	-
Class Y fees waived by advisor	(24,897)	(43)	-	-
Class S fees waived by advisor	(26,237)	(20,744)	-	-
Class N fees waived by advisor	(969)	(43)	-	-
Class A management fees waived	(21,148)	-	-	-
Class L management fees waived	(103,903)	-	-	-
Class Y management fees waived	(13,133)	-	-	-
Class S management fees waived	(52,942)	-	-	-
Class N management fees waived	(650)	-	-	-
Net expenses	3,579,719	365,179	205,375	2,363,958
Net investment income (loss)	81,477	118,360	(4,926)	(1,380,069)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(11,649,433)	(4,263,165)	(608,485)	14,550,250
Futures contracts	-	-	-	-
Foreign currency transactions	(23,422)	(19,707)	-	-
Net realized gain (loss)	(11,672,855)	(4,282,872)	(608,485)	14,550,250
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(79,375,876)	(9,469,542)	(4,987,704)	(85,750,784)
Futures contracts	-	-	-	-
Translation of assets and liabilities in foreign currencies	1,367	11,850	-	-
Net unrealized appreciation (depreciation)	(79,374,509)	(9,457,692)	(4,987,704)	(85,750,784)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(91,047,364)	(13,740,564)	(5,596,189)	(71,200,534)
Net increase (decrease) in net assets resulting from operations	$(90,965,887)	$(13,622,204)	$(5,601,115)	$(72,580,603)
(a) Net of withholding tax of:	$95,915	$14,739	$2,910	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Select NASDAQ-100 Fund	MassMutual Select Focused Value Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund
Investment income (Note 2):
Dividends(a)	$124,698	$5,842,051	$1,685,546	$1,674,726
Interest	6,561	316,927	36,845	16,980
Securities lending net income	15,209	42,499	48,156	97,592
Total investment income	146,468	6,201,477	1,770,547	1,789,298
Expenses (Note 3):
Investment management fees (Note 3)	36,086	2,549,943	613,230	548,950
Custody fees	8,712	110,508	14,002	11,821
Audit and legal fees	16,618	20,249	16,827	17,231
Proxy fees	476	483	483	448
Shareholder reporting fees	1,626	13,484	3,745	3,034
Trustees' fees (Note 3)	1,556	23,474	5,559	4,248
	65,074	2,718,141	653,846	585,732
Administration fees (Note 3):
Class A	61,397	319,060	11,468	21,835
Class L	23,963	231,155	85,860	53,515
Class Y	6,868	107,010	1,784	6,316
Class S	32,781	123,025	26,977	21,852
Class N	1,234	4,703	62	565
Distribution fees (Note 3):
Class N	457	3,059	45	404
Service fees (Note 3):
Class A	24,583	238,532	9,556	18,196
Class N	457	3,059	45	404
Total expenses	216,814	3,747,744	789,643	708,819
Expenses waived (Note 3):
Class A fees waived by advisor	-	-	-	-
Class L fees waived by advisor	-	-	-	-
Class Y fees waived by advisor	-	-	-	-
Class S fees waived by advisor	-	-	-	-
Class N fees waived by advisor	-	-	-	-
Class A management fees waived	-	-	-	-
Class L management fees waived	-	-	-	-
Class Y management fees waived	-	-	-	-
Class S management fees waived	-	-	-	-
Class N management fees waived	-	-	-	-
Net expenses	216,814	3,747,744	789,643	708,819
Net investment income (loss)	(70,346)	2,453,733	980,904	1,080,479
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,214,399	7,237,938	(22,056,638)	(16,286,018)
Futures contracts	(120,580)	-	-	(249,596)
Foreign currency transactions	-	-	-	-
Net realized gain (loss)	1,093,819	7,237,938	(22,056,638)	(16,535,614)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(7,967,703)	(142,059,777)	(13,244,553)	(3,507,464)
Futures contracts	(46,933)	-	-	(63,164)
Translation of assets and liabilities in foreign currencies	-	-	-	-
Net unrealized appreciation (depreciation)	(8,014,636)	(142,059,777)	(13,244,553)	(3,570,628)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(6,920,817)	(134,821,839)	(35,301,191)	(20,106,242)
Net increase (decrease) in net assets resulting from operations	$(6,991,163)	$(132,368,106)	$(34,320,287)	$(19,025,763)
(a) Net of withholding tax of:	$1,096	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity Fund	MassMutual Select Mid Cap Growth Equity II Fund	MassMutual Select Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends(a)	$3,796,658	$436,088	$3,590,799	$1,445,166
Interest	115,621	21,449	372,748	368,725
Securities lending net income	257,481	33,660	596,609	453,279
Total investment income	4,169,760	491,197	4,560,156	2,267,170
Expenses (Note 3):
Investment management fees (Note 3)	2,329,459	495,126	5,257,507	2,513,027
Custody fees	39,099	31,044	79,263	55,859
Audit and legal fees	18,473	16,684	24,072	19,293
Proxy fees	568	524	474	488
Shareholder reporting fees	9,442	3,149	23,695	10,854
Trustees' fees (Note 3)	15,715	4,405	42,448	18,493
	2,412,756	550,932	5,427,459	2,618,014
Administration fees (Note 3):
Class A	212,440	31,102	580,382	198,761
Class L	173,293	50,887	778,068	202,263
Class Y	102,375	4,063	170,296	143,036
Class S	198,081	36,171	154,692	178,698
Class N	3,209	542	4,914	1,942
Distribution fees (Note 3):
Class N	1,960	379	3,281	1,061
Service fees (Note 3):
Class A	147,815	25,286	447,273	121,939
Class N	1,960	379	3,281	1,061
Total expenses	3,253,889	699,741	7,569,646	3,466,775
Expenses waived (Note 3):
Class A fees waived by advisor	-	-	-	-
Class L fees waived by advisor	-	-	-	-
Class Y fees waived by advisor	-	-	-	-
Class S fees waived by advisor	-	-	-	-
Class N fees waived by advisor	-	-	-	-
Net expenses	3,253,889	699,741	7,569,646	3,466,775
Net investment income (loss)	915,871	(208,544)	(3,009,490)	(1,199,605)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	10,691,233	(10,468,277)	41,416,461	13,580,159
Futures contracts	-	-	-	-
Written options	-	-	-	27,941
Foreign currency transactions	-	9,078	(14,755)	2,495
Net realized gain (loss)	10,691,233	(10,459,199)	41,401,706	13,610,595
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(27,769,157)	(5,770,910)	(141,626,401)	(94,284,836)
Futures contracts	-	-	-	-
Written options	-	-	-	(399,505)
Translation of assets and liabilities in foreign currencies	-	11	(1,769)	(4,770)
Net unrealized appreciation (depreciation)	(27,769,157)	(5,770,899)	(141,628,170)	(94,689,111)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(17,077,924)	(16,230,098)	(100,226,464)	(81,078,516)
Net increase (decrease) in net assets resulting from operations	$(16,162,053)	$(16,438,642)	$(103,235,954)	$(82,278,121)
(a) Net of withholding tax of:	$-	$4,716	$38,807	$15,460

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Small Company Growth Fund	MassMutual Select Emerging Growth Fund	MassMutual Select Diversified International Fund
Investment income (Note 2):
Dividends(a)	$320,406	$116,697	$5,686,257
Interest	13,752	122,922	61,188
Securities lending net income	98,324	111,213	12,487
Total investment income	432,482	350,832	5,759,932
Expenses (Note 3):
Investment management fees (Note 3)	480,751	337,695	960,138
Custody fees	24,634	9,973	91,482
Audit and legal fees	16,186	16,443	18,915
Proxy fees	565	514	474
Shareholder reporting fees	2,893	2,329	3,158
Trustees' fees (Note 3)	3,896	3,055	4,607
	528,925	370,009	1,078,774
Administration fees (Note 3):
Class A	66,752	23,337	77,425
Class L	54,399	49,844	64,857
Class Y	7,617	822	596
Class S	28,385	17,154	29,404
Class N	753	351	172
Distribution fees (Note 3):
Class N	472	229	123
Service fees (Note 3):
Class A	47,803	17,447	64,521
Class N	472	229	123
Total expenses	735,578	479,422	1,315,995
Expenses waived (Note 3):
Class A fees waived by advisor	-	-	(36,443)
Class L fees waived by advisor	-	-	(30,527)
Class Y fees waived by advisor	-	-	(283)
Class S fees waived by advisor	-	-	(41,875)
Class N fees waived by advisor	-	-	(70)
Net expenses	735,578	479,422	1,206,797
Net investment income (loss)	(303,096)	(128,590)	4,553,135
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(5,853,339)	(7,976,373)	1,908,087
Futures contracts	-	-	(540,342)
Written options	-	-	-
Foreign currency transactions	-	-	762,721
Net realized gain (loss)	(5,853,339)	(7,976,373)	2,130,466
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(13,185,757)	1,533,741	(28,581,793)
Futures contracts	-	-	(126,075)
Written options	-	-	-
Translation of assets and liabilities in foreign currencies	-	-	(258,102)
Net unrealized appreciation (depreciation)	(13,185,757)	1,533,741	(28,965,970)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(19,039,096)	(6,442,632)	(26,835,504)
Net increase (decrease) in net assets resulting from operations	$(19,342,192)	$(6,571,222)	$(22,282,369)
(a) Net of withholding tax of:	$-	$2,089	$705,211

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	MassMutual Select Overseas Fund	MassMutual Select Destination Retirement Income Fund	MassMutual Select Destination Retirement 2010 Fund	MassMutual Select Destination Retirement 2020 Fund
Investment income (Note 2):
Dividends(a)	$21,544,120	$-	$-	$-
Dividends from affiliated issuers	-	1,191	1,921	11,137
Interest	25,708	158,352	86,481	-
Securities lending net income	41,550	-	-	-
Total investment income	21,611,378	159,543	88,402	11,137
Expenses (Note 3):
Investment management fees (Note 3)	4,976,276	58,851	59,841	149,727
Custody fees	913,398	15,795	15,689	15,049
Audit and legal fees	24,322	15,808	15,841	17,946
Proxy fees	519	429	429	429
Shareholder reporting fees	18,962	4,427	4,445	10,659
Trustees' fees (Note 3)	33,113	6,793	6,903	18,170
	5,966,590	102,103	103,148	211,980
Administration fees (Note 3):
Class A	169,364	36,014	55,980	135,935
Class L	354,267	60,988	48,441	218,026
Class Y	65,413	18,676	23,894	47,752
Class S	94,288	2,093	4,580	13,607
Class N	3,181	118	915	577
Distribution fees (Note 3):
Class N	2,702	151	1,042	639
Service fees (Note 3):
Class A	173,316	61,711	82,518	193,309
Class N	2,702	151	1,042	639
Total expenses	6,831,823	282,005	321,560	822,464
Expenses waived (Note 3):
Class A fees waived by advisor	-	-	-	-
Class L fees waived by advisor	-	-	-	-
Class Y fees waived by advisor	-	-	-	-
Class S fees waived by advisor	-	-	-	-
Class N fees waived by advisor	-	-	-	-
Class A administrative fees waived	(69,326)	-	-	-
Class L administrative fees waived	(145,013)	-	-	-
Class N administrative fees waived	(1,081)	-	-	-
Net expenses	6,616,403	282,005	321,560	822,464
Net investment income (loss)	14,994,975	(122,462)	(233,158)	(811,327)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	33,514,753	(2,813,566)	(3,417,639)	(7,856,478)
Foreign currency transactions	100,669,971	-	-	-
Net realized gain (loss)	134,184,724	(2,813,566)	(3,417,639)	(7,856,478)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(298,699,807)	(5,143,112)	(11,872,579)	(51,045,492)
Translation of assets and liabilities in foreign currencies	(5,395,365)	-	-	-
Net unrealized appreciation (depreciation)	(304,095,172)	(5,143,112)	(11,872,579)	(51,045,492)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(169,910,448)	(7,956,678)	(15,290,218)	(58,901,970)
Net increase (decrease) in net assets resulting from operations	$(154,915,473)	$(8,079,140)	$(15,523,376)	$(59,713,297)
(a) Net of withholding tax of:	$2,395,267	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Destination Retirement 2030 Fund	MassMutual Select Destination Retirement 2040 Fund	MassMutual Select Destination Retirement 2050 Fund
Investment income (Note 2):
Dividends(a)	$-	$-	$-
Dividends from affiliated issuers	2,590	2,200	199
Interest	-	-	-
Securities lending net income	-	-	-
Total investment income	2,590	2,200	199
Expenses (Note 3):
Investment management fees (Note 3)	119,020	68,351	2,564
Custody fees	15,224	15,283	2,204
Audit and legal fees	17,123	16,017	14,512
Proxy fees	429	429	429
Shareholder reporting fees	8,359	5,150	956
Trustees' fees (Note 3)	13,936	8,080	268
	174,091	113,310	20,933
Administration fees (Note 3):
Class A	108,463	46,264	149
Class L	169,756	102,369	209
Class Y	30,143	13,991	132
Class S	8,443	2,542	464
Class N	308	210	97
Distribution fees (Note 3):
Class N	345	248	116
Service fees (Note 3):
Class A	156,467	71,572	232
Class N	345	248	116
Total expenses	648,361	350,754	22,448
Expenses waived (Note 3):
Class A fees waived by advisor	-	-	(289)
Class L fees waived by advisor	-	-	(406)
Class Y fees waived by advisor	-	-	(684)
Class S fees waived by advisor	-	-	(14,790)
Class N fees waived by advisor	-	-	(148)
Class A administrative fees waived	-	-	-
Class L administrative fees waived	-	-	-
Class N administrative fees waived	-	-	-
Net expenses	648,361	350,754	6,131
Net investment income (loss)	(645,771)	(348,554)	(5,932)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(4,749,401)	(3,706,773)	(205,770)
Foreign currency transactions	-	-	-
Net realized gain (loss)	(4,749,401)	(3,706,773)	(205,770)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(48,381,806)	(28,148,868)	(1,037,709)
Translation of assets and liabilities in foreign currencies	-	-	-
Net unrealized appreciation (depreciation)	(48,381,806)	(28,148,868)	(1,037,709)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(53,131,207)	(31,855,641)	(1,243,479)
Net increase (decrease) in net assets resulting from operations	$(53,776,978)	$(32,204,195)	$(1,249,411)
(a) Net of withholding tax of:	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Strategic Bond Fund		MassMutual Select Strategic Balanced Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,956,614	$15,208,937	$2,892,810	$5,971,302
Net realized gain (loss) on investment transactions	5,591,174	(942,541)	5,035,513	9,899,789
Net change in unrealized appreciation (depreciation) on investments	(14,738,532)	(1,245,754)	(20,062,979)	(9,673,838)
Net increase (decrease) in net assets resulting from operations	(190,744)	13,020,642	(12,134,656)	6,197,253
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(2,922,268)	-	(623,544)
Class L	-	(1,099,688)	-	(1,994,469)
Class Y	-	(5,638,602)	-	(2,271,669)
Class S	-	(4,019,831)	-	(891,469)
Class N	-	(119,329)	-	(19,449)
Total distributions from net investment income	-	(13,799,718)	-	(5,800,600)
From net realized gains:
Class A	-	-	-	(1,360,898)
Class L	-	-	-	(3,830,110)
Class Y	-	-	-	(3,841,212)
Class S	-	-	-	(1,422,059)
Class N	-	-	-	(43,850)
Total distributions from net realized gains	-	-	-	(10,498,129)
Net fund share transactions (Note 5):
Class A	5,421,979	43,227,647	(5,531,036)	(3,534,625)
Class L	2,838,846	11,865,737	(10,589,635)	(12,625,226)
Class Y	(7,092,712)	40,832,500	(20,350,621)	(12,573,527)
Class S	(53,506,836)	32,873,263	(13,802,131)	7,775,889
Class N	(2,427,671)	1,532,068	(313,066)	370,498
Increase (decrease) in net assets from fund share transactions	(54,766,394)	130,331,215	(50,586,489)	(20,586,991)
Total increase (decrease) in net assets	(54,957,138)	129,552,139	(62,721,145)	(30,688,467)
Net assets:
Beginning of period	369,931,428	240,379,289	214,957,243	245,645,710
End of period	$314,974,290	$369,931,428	$152,236,098	$214,957,243
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$11,109,310	$2,152,696	$3,130,142	$237,332

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Diversified Value Fund		MassMutual Select Fundamental Value Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,498,709	$12,825,203	$8,656,650	$15,459,780
Net realized gain (loss) on investment transactions	13,179,939	22,668,480	16,860,176	115,348,154
Net change in unrealized appreciation (depreciation) on investments	(126,665,453)	(54,541,296)	(144,094,060)	(30,009,256)
Net increase (decrease) in net assets resulting from operations	(106,986,805)	(19,047,613)	(118,577,234)	100,798,678
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(1,822,878)	-	(2,662,294)
Class L	-	(1,638,091)	-	(3,071,684)
Class Y	-	(2,646,800)	-	(1,835,731)
Class S	-	(6,700,144)	-	(7,803,837)
Class N	-	(34,972)	-	(22,807)
Total distributions from net investment income	-	(12,842,885)	-	(15,396,353)
From net realized gains:
Class A	-	(4,016,708)	-	(30,281,727)
Class L	-	(3,243,855)	-	(27,478,536)
Class Y	-	(4,955,129)	-	(13,923,244)
Class S	-	(11,852,240)	-	(58,381,334)
Class N	-	(94,208)	-	(284,502)
Total distributions from net realized gains	-	(24,162,140)	-	(130,349,343)
Net fund share transactions (Note 5):
Class A	(3,151,872)	35,622,285	(13,134,322)	(16,987,637)
Class L	(2,407,607)	35,180,196	(13,249,694)	(26,322,535)
Class Y	(9,027,962)	547,001	(18,686,411)	4,749,217
Class S	(33,560,863)	98,649,195	(16,313,616)	44,401,213
Class N	(1,324,738)	1,161,581	(170,456)	1,304,312
Increase (decrease) in net assets from fund share transactions	(49,473,042)	171,160,258	(61,554,499)	7,144,570
Total increase (decrease) in net assets	(156,459,847)	115,107,620	(180,131,733)	(37,802,448)
Net assets:
Beginning of period	646,303,115	531,195,495	1,247,247,912	1,285,050,360
End of period	$489,843,268	$646,303,115	$1,067,116,179	$1,247,247,912
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$6,475,631	$(23,078)	$8,681,319	$24,669

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Value Equity Fund		MassMutual Select Large Cap Value Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$542,103	$1,015,781	$5,073,755	$13,854,135
Net realized gain (loss) on investment transactions	(6,018,878)	7,225,246	32,567,322	119,678,251
Net change in unrealized appreciation (depreciation) on investments	(5,848,410)	(3,914,251)	(191,810,033)	(69,204,794)
Net increase (decrease) in net assets resulting from operations	(11,325,185)	4,326,776	(154,168,956)	64,327,592
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(157,901)	-	(2,830,207)
Class L	-	(147,036)	-	(2,153,816)
Class Y	-	(37,718)	-	(1,482,292)
Class S	-	(691,790)	-	(8,108,862)
Class Z	-	-	-	-
Class N	-	(745)	-	-
Total distributions from net investment income	-	(1,035,190)	-	(14,575,177)
From net realized gains:
Class A	-	(2,388,508)	-	(21,139,904)
Class L	-	(1,509,892)	-	(12,630,936)
Class Y	-	(361,165)	-	(7,426,350)
Class S	-	(6,083,146)	-	(35,737,808)
Class Z	-	-	-	-
Class N	-	(17,775)	-	(31,075)
Total distributions from net realized gains	-	(10,360,486)	-	(76,966,073)
Net fund share transactions (Note 5):
Class A	(3,128,391)	(7,749,758)	(26,764,363)	(12,319,429)
Class L	968,423	1,267,706	(17,667,727)	(166,930,963)
Class Y	(18,963)	(2,144,725)	(23,085,021)	(82,814,746)
Class S	(3,180,862)	618,454	(25,938,336)	61,440,795
Class Z	-	-	-	-
Class N	(663)	2,629	326,099	(2,116,109)
Increase (decrease) in net assets from fund share transactions	(5,360,456)	(8,005,694)	(93,129,348)	(202,740,452)
Total increase (decrease) in net assets	(16,685,641)	(15,074,594)	(247,298,304)	(229,954,110)
Net assets:
Beginning of period	83,048,878	98,123,472	1,405,159,173	1,635,113,283
End of period	$66,363,237	$83,048,878	$1,157,860,869	$1,405,159,173
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$535,381	$(6,722)	$4,985,879	$(87,876)

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Indexed Equity Fund		MassMutual Select Core Opportunities Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$18,323,147	$37,542,461	$150,716	$349,566
Net realized gain (loss) on investment transactions	596,781	33,385,454	(1,679,131)	4,275,668
Net change in unrealized appreciation (depreciation) on investments	(302,261,004)	44,975,179	(1,903,770)	(509,996)
Net increase (decrease) in net assets resulting from operations	(283,341,076)	115,903,094	(3,432,185)	4,115,238
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(3,805,958)	-	(145,150)
Class L	-	(5,054,366)	-	(63,053)
Class Y	-	(6,809,637)	-	(63,198)
Class S	-	(11,353,692)	-	(100,602)
Class Z	-	(10,038,670)	-	-
Class N	-	(50,517)	-	(116)
Total distributions from net investment income	-	(37,112,840)	-	(372,119)
From net realized gains:
Class A	-	-	-	(1,785,120)
Class L	-	-	-	(642,688)
Class Y	-	-	-	(521,479)
Class S	-	-	-	(832,849)
Class Z	-	-	-	-
Class N	-	-	-	(8,253)
Total distributions from net realized gains	-	-	-	(3,790,389)
Net fund share transactions (Note 5):
Class A	(20,583,375)	3,779,475	1,441,437	17,502,966
Class L	(6,182,879)	1,304,174	1,286,341	1,064,297
Class Y	(8,225,996)	(81,591,016)	712,944	3,057,294
Class S	(52,700,786)	(69,475,830)	1,002,704	605,821
Class Z	54,973,789	160,257,190	-	-
Class N	(997,020)	(56,983)	119,657	9
Increase (decrease) in net assets from fund share transactions	(33,716,267)	14,217,010	4,563,083	22,230,387
Total increase (decrease) in net assets	(317,057,343)	93,007,264	1,130,898	22,183,117
Net assets:
Beginning of period	2,352,281,304	2,259,274,040	54,253,947	32,070,830
End of period	$2,035,223,961	$2,352,281,304	$55,384,845	$54,253,947
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$18,691,201	$368,054	$149,563	$(1,153)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Blue Chip Growth Fund		MassMutual Select Diversified Growth Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$81,477	$1,289,794	$118,360	$28,830
Net realized gain (loss) on investment transactions	(11,672,855)	21,600,529	(4,282,872)	(2,253)
Net change in unrealized appreciation (depreciation) on investments	(79,374,509)	34,789,304	(9,457,692)	(552,456)
Net increase (decrease) in net assets resulting from operations	(90,965,887)	57,679,627	(13,622,204)	(525,879)
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(10,510)	-	-
Class L	-	(641,767)	-	-
Class Y	-	(33,556)	-	-
Class S	-	(441,271)	-	-
Class N	-	-	-	-
Total distributions from net investment income	-	(1,127,104)	-	-
From net realized gains:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total distributions from net realized gains	-	-	-	-
Tax return of capital:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total tax return of capital	-	-	-	-
Net fund share transactions (Note 5):
Class A	(11,279,201)	55,251,614	26,130	100,100
Class L	(9,125,128)	139,042,526	-	100,100
Class Y	(7,185,284)	4,494,347	-	100,100
Class S	21,107,435	148,344,288	365,586	99,600,100
Class N	(896,681)	(730,894)	-	100,100
Increase (decrease) in net assets from fund share transactions	(7,378,859)	346,401,881	391,716	100,000,500
Total increase (decrease) in net assets	(98,344,746)	402,954,404	(13,230,488)	99,474,621
Net assets:
Beginning of period	837,131,725	434,177,321	99,474,621	-
End of period	$738,786,979	$837,131,725	$86,244,133	$99,474,621
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$151,696	$70,219	$146,693	$28,333

*  Fund commenced operations on December 17, 2007.

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Large Cap Growth Fund		MassMutual Select Aggressive Growth Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(4,926)	$(59,596)	$(1,380,069)	$(2,873,763)
Net realized gain (loss) on investment transactions	(608,485)	3,081,099	14,550,250	64,453,178
Net change in unrealized appreciation (depreciation) on investments	(4,987,704)	2,438,696	(85,750,784)	29,600,155
Net increase (decrease) in net assets resulting from operations	(5,601,115)	5,460,199	(72,580,603)	91,179,570
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total distributions from net investment income	-	-	-	-
From net realized gains:
Class A	-	(491,249)	-	-
Class L	-	(114,417)	-	-
Class Y	-	(989,359)	-	-
Class S	-	(1,731,539)	-	-
Class N	-	(107)	-	-
Total distributions from net realized gains	-	(3,326,671)	-	-
Tax return of capital:
Class A	-	(8,531)	-	-
Class L	-	(1,987)	-	-
Class Y	-	(17,182)	-	-
Class S	-	(30,070)	-	-
Class N	-	(2)	-	-
Total tax return of capital	-	(57,772)	-	-
Net fund share transactions (Note 5):
Class A	(409,072)	(1,632,978)	(32,402,859)	(4,951,875)
Class L	76,055	(136,073)	(11,565,966)	(82,887,078)
Class Y	106,088	2,666,911	(10,156,679)	(13,362,490)
Class S	(380,124)	1,600,053	(53,088,847)	5,591,325
Class N	-	109	(740,289)	(441,293)
Increase (decrease) in net assets from fund share transactions	(607,053)	2,498,022	(107,954,640)	(96,051,411)
Total increase (decrease) in net assets	(6,208,168)	4,573,778	(180,535,243)	(4,871,841)
Net assets:
Beginning of period	45,435,418	40,861,640	596,410,993	601,282,834
End of period	$39,227,250	$45,435,418	$415,875,750	$596,410,993
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(7,626)	$(2,700)	$(1,411,029)	$(30,960)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select NASDAQ-100 Fund		MassMutual Select Focused Value Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(70,346)	$(166,722)	$2,453,733	$4,743,949
Net realized gain (loss) on investment transactions	1,093,819	2,827,755	7,237,938	114,475,441
Net change in unrealized appreciation (depreciation) on investments	(8,014,636)	4,945,302	(142,059,777)	(100,073,406)
Net increase (decrease) in net assets resulting from operations	(6,991,163)	7,606,335	(132,368,106)	19,145,984
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	(404,967)
Class L	-	-	-	(711,359)
Class Y	-	-	-	(793,804)
Class S	-	-	-	(2,495,906)
Class N	-	-	-	-
Total distributions from net investment income	-	-	-	(4,406,036)
From net realized gains:
Class A	-	-	-	(28,554,465)
Class L	-	-	-	(19,534,563)
Class Y	-	-	-	(16,235,595)
Class S	-	-	-	(42,719,074)
Class N	-	-	-	(347,535)
Total distributions from net realized gains	-	-	-	(107,391,232)
Net fund share transactions (Note 5):
Class A	(548,997)	(2,423,958)	(20,386,654)	(27,151,772)
Class L	(2,026,993)	(1,085,885)	(13,484,725)	(29,272,643)
Class Y	163,314	1,402,707	(8,777,881)	833,966
Class S	(2,397,658)	2,895,680	(43,790,819)	3,413,766
Class N	(268,296)	(27,004)	(75,405)	509,656
Increase (decrease) in net assets from fund share transactions	(5,078,630)	761,540	(86,515,484)	(51,667,027)
Total increase (decrease) in net assets	(12,069,793)	8,367,875	(218,883,590)	(144,318,311)
Net assets:
Beginning of period	58,073,543	49,705,668	867,222,232	1,011,540,543
End of period	$46,003,750	$58,073,543	$648,338,642	$867,222,232
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(69,854)	$492	$6,818,447	$4,364,714

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Mid-Cap Value Fund		MassMutual Select Small Cap Value Equity Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$980,904	$2,050,164	$1,080,479	$2,687,740
Net realized gain (loss) on investment transactions	(22,056,638)	10,997,546	(16,535,614)	(1,932,139)
Net change in unrealized appreciation (depreciation) on investments	(13,244,553)	(34,145,954)	(3,570,628)	(21,836,446)
Net increase (decrease) in net assets resulting from operations	(34,320,287)	(21,098,244)	(19,025,763)	(21,080,845)
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(38,346)	-	(209,411)
Class L	-	(395,540)	-	(608,423)
Class Y	-	(7,969)	-	(151,102)
Class S	-	(975,004)	-	(1,491,947)
Class N	-	-	-	(3,391)
Total distributions from net investment income	-	(1,416,859)	-	(2,464,274)
From net realized gains:
Class A	-	(561,798)	-	(117,792)
Class L	-	(4,438,006)	-	(318,122)
Class Y	-	(65,138)	-	(61,053)
Class S	-	(7,478,405)	-	(723,397)
Class N	-	(2,258)	-	(2,351)
Total distributions from net realized gains	-	(12,545,605)	-	(1,222,715)
Net fund share transactions (Note 5):
Class A	(1,465,625)	10,886,010	(1,666,649)	14,488,771
Class L	(16,978,921)	83,153,257	(6,615,246)	46,650,998
Class Y	1,511,199	1,374,820	(1,075,506)	8,096,436
Class S	(5,679,276)	84,800,785	3,598,681	75,765,050
Class N	5,195	50,649	83,663	212,803
Increase (decrease) in net assets from fund share transactions	(22,607,428)	180,265,521	(5,675,057)	145,214,058
Total increase (decrease) in net assets	(56,927,715)	145,204,813	(24,700,820)	120,446,224
Net assets:
Beginning of period	208,037,720	62,832,907	157,590,438	37,144,214
End of period	$151,110,005	$208,037,720	$132,889,618	$157,590,438
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$1,606,724	$625,820	$1,248,770	$168,291

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Value Fund		MassMutual Select Mid Cap Growth Equity Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$915,871	$2,867,717	$(208,544)	$(655,310)
Net realized gain (loss) on investment transactions	10,691,233	81,497,746	(10,459,199)	25,569,909
Net change in unrealized appreciation (depreciation) on investments	(27,769,157)	(89,507,740)	(5,770,899)	(10,050,935)
Net increase (decrease) in net assets resulting from operations	(16,162,053)	(5,142,277)	(16,438,642)	14,863,664
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	-
Class L	-	(226,090)	-	-
Class Y	-	(395,775)	-	-
Class S	-	(1,215,583)	-	-
Class N	-	-	-	-
Total distributions from net investment income	-	(1,837,448)	-	-
From net realized gains:
Class A	-	(22,792,225)	-	-
Class L	-	(16,719,318)	-	-
Class Y	-	(17,253,196)	-	-
Class S	-	(40,170,403)	-	-
Class N	-	(284,405)	-	-
Total distributions from net realized gains	-	(97,219,547)	-	-
Tax return of capital:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total tax return of capital	-	-	-	-
Net fund share transactions (Note 5):
Class A	(11,559,444)	(16,806,607)	(4,488,333)	(6,058,837)
Class L	(13,825,682)	(45,004,966)	(4,443,886)	1,709,977
Class Y	(7,019,837)	(57,081,131)	(80,844)	(15,352,923)
Class S	14,162,696	168,692	6,834,882	11,227,945
Class N	(16,342)	584,433	7,582	64,171
Increase (decrease) in net assets from fund share transactions	(18,258,609)	(118,139,579)	(2,170,599)	(8,409,667)
Total increase (decrease) in net assets	(34,420,662)	(222,338,851)	(18,609,241)	6,453,997
Net assets:
Beginning of period	580,688,934	803,027,785	158,572,984	152,118,987
End of period	$546,268,272	$580,688,934	$139,963,743	$158,572,984
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$1,905,469	$989,598	$(194,412)	$14,132

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Mid Cap Growth Equity II Fund		MassMutual Select Small Cap Growth Equity Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(3,009,490)	$(3,106,803)	$(1,199,605)	$(2,954,704)
Net realized gain (loss) on investment transactions	41,401,706	158,552,378	13,610,595	48,340,326
Net change in unrealized appreciation (depreciation) on investments	(141,628,170)	42,864,488	(94,689,111)	16,717,053
Net increase (decrease) in net assets resulting from operations	(103,235,954)	198,310,063	(82,278,121)	62,102,675
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total distributions from net investment income	-	-	-	-
From net realized gains:
Class A	-	(36,959,547)	-	(9,017,771)
Class L	-	(49,474,103)	-	(8,749,240)
Class Y	-	(20,650,863)	-	(9,907,628)
Class S	-	(36,172,526)	-	(27,674,469)
Class N	-	(345,695)	-	(88,154)
Total distributions from net realized gains	-	(143,602,734)	-	(55,437,262)
Tax return of capital:
Class A	-	-	-	(15,097)
Class L	-	-	-	(14,647)
Class Y	-	-	-	(16,586)
Class S	-	-	-	(46,330)
Class N	-	-	-	(148)
Total tax return of capital	-	-	-	(92,808)
Net fund share transactions (Note 5):
Class A	(22,234,440)	65,509,091	(5,682,848)	(2,721,652)
Class L	(48,972,000)	(13,713,363)	(2,264,833)	16,524,308
Class Y	(34,486,050)	42,180,084	(2,443,799)	(15,502,678)
Class S	3,463,059	167,146,897	2,998,897	56,386,035
Class N	(1,797,791)	1,133,020	(578,313)	109,142
Increase (decrease) in net assets from fund share transactions	(104,027,222)	262,255,729	(7,970,896)	54,795,155
Total increase (decrease) in net assets	(207,263,176)	316,963,058	(90,249,017)	61,367,760
Net assets:
Beginning of period	1,577,181,044	1,260,217,986	687,597,329	626,229,569
End of period	$1,369,917,868	$1,577,181,044	$597,348,312	$687,597,329
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(2,969,899)	$39,591	$(1,235,005)	$(35,400)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Growth Fund		MassMutual Select Emerging Growth Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(303,096)	$(1,293,012)	$(128,590)	$(404,284)
Net realized gain (loss) on investment transactions	(5,853,339)	14,116,293	(7,976,373)	18,809,362
Net change in unrealized appreciation (depreciation) on investments	(13,185,757)	(5,797,875)	1,533,741	(1,726,345)
Net increase (decrease) in net assets resulting from operations	(19,342,192)	7,025,406	(6,571,222)	16,678,733
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total distributions from net investment income	-	-	-	-
From net realized gains:
Class A	-	(5,074,491)	-	-
Class L	-	(3,594,466)	-	-
Class Y	-	(947,881)	-	-
Class S	-	(4,944,728)	-	-
Class N	-	(38,725)	-	-
Total distributions from net realized gains	-	(14,600,291)	-	-
Net fund share transactions (Note 5):
Class A	(8,548,063)	(16,582,493)	(602,998)	773,074
Class L	(1,217,822)	6,299,795	(8,536,201)	(13,296,338)
Class Y	(2,007,305)	(10,796,755)	(617,882)	601,608
Class S	(12,419,461)	13,592,073	(6,346,540)	(7,950,732)
Class N	50,831	(406,714)	-	-
Increase (decrease) in net assets from fund share transactions	(24,141,820)	(7,894,094)	(16,103,621)	(19,872,388)
Total increase (decrease) in net assets	(43,484,012)	(15,468,979)	(22,674,843)	(3,193,655)
Net assets:
Beginning of period	145,372,199	160,841,178	107,010,292	110,203,947
End of period	$101,888,187	$145,372,199	$84,335,449	$107,010,292
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(312,864)	$(9,768)	$(137,996)	$(9,406)

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Diversified International Fund		MassMutual Select Overseas Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,553,135	$2,442,931	$14,994,975	$19,566,697
Net realized gain (loss) on investment transactions	2,130,466	1,788,597	134,184,724	179,454,366
Net change in unrealized appreciation (depreciation) on investments	(28,965,970)	4,924,780	(304,095,172)	(150,398,299)
Net increase (decrease) in net assets resulting from operations	(22,282,369)	9,156,308	(154,915,473)	48,622,764
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(7,175)	-	(1,254,473)
Class L	-	(967,004)	-	(2,493,255)
Class Y	-	(18,154)	-	(1,434,230)
Class S	-	(2,437,070)	-	(4,847,340)
Class N	-	(1,512)	-	(7,944)
Total distributions from net investment income	-	(3,430,915)	-	(10,037,242)
From net realized gains:
Class A	-	(7,245)	-	(39,538,377)
Class L	-	(964,385)	-	(47,557,110)
Class Y	-	(16,639)	-	(23,624,006)
Class S	-	(2,187,029)	-	(72,772,515)
Class N	-	(2,142)	-	(463,147)
Total distributions from net realized gains	-	(3,177,440)	-	(183,955,155)
Net fund share transactions (Note 5):
Class A	79,516,093	307,237	(151,818,911)	(8,190,549)
Class L	(4,327,601)	46,197,986	(29,803,241)	82,865,960
Class Y	29,438	785,032	(36,555,466)	(72,361,455)
Class S	13,680,007	102,248,715	(77,514,534)	112,680,395
Class N	1,004	-	(1,509,127)	1,071,049
Increase (decrease) in net assets from fund share transactions	88,898,941	149,538,970	(297,201,279)	116,065,400
Total increase (decrease) in net assets	66,616,572	152,086,923	(452,116,752)	(29,304,233)
Net assets:
Beginning of period	163,894,082	11,807,159	1,262,200,021	1,291,504,254
End of period	$230,510,654	$163,894,082	$810,083,269	$1,262,200,021
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$2,188,177	$(2,364,958)	$18,859,555	$3,864,580

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Destination Retirement Income Fund		MassMutual Select Destination Retirement 2010 Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(122,462)	$8,723,353	$(233,158)	$6,900,555
Net realized gain (loss) on investment transactions	(2,813,566)	10,303,300	(3,417,639)	10,195,344
Net change in unrealized appreciation (depreciation) on investments	(5,143,112)	(3,938,603)	(11,872,579)	(5,643,879)
Net increase (decrease) in net assets resulting from operations	(8,079,140)	15,088,050	(15,523,376)	11,452,020
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(2,102,465)	-	(2,596,964)
Class L	-	(3,711,094)	-	(2,219,045)
Class Y	-	(4,069,662)	-	(2,964,315)
Class S	-	(463,900)	-	(1,448,091)
Class N	-	(4,701)	-	(29,411)
Total distributions from net investment income	-	(10,351,822)	-	(9,257,826)
From net realized gains:
Class A	-	(1,971,265)	-	(2,153,507)
Class L	-	(3,317,942)	-	(1,733,114)
Class Y	-	(3,908,768)	-	(2,221,690)
Class S	-	(417,614)	-	(1,043,540)
Class N	-	(4,792)	-	(26,069)
Total distributions from net realized gains	-	(9,620,381)	-	(7,177,920)
Net fund share transactions (Note 5):
Class A	(3,672,412)	2,207,442	(7,942,156)	19,768,857
Class L	(7,999,482)	(3,287,601)	984,465	13,197,609
Class Y	(19,093,582)	(30,618,495)	(20,010,768)	22,995,533
Class S	16,034,799	2,142,081	19,325,331	21,342,731
Class N	(10,846)	6,830	22,577	637,235
Increase (decrease) in net assets from fund share transactions	(14,741,523)	(29,549,743)	(7,620,551)	77,941,965
Total increase (decrease) in net assets	(22,820,663)	(34,433,896)	(23,143,927)	72,958,239
Net assets:
Beginning of period	246,481,772	280,915,668	250,771,219	177,812,980
End of period	$223,661,109	$246,481,772	$227,627,292	$250,771,219
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(22,261)	$100,201	$(239,769)	$(6,611)

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Destination Retirement 2020 Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(811,327)	$11,864,302
Net realized gain (loss) on investment transactions	(7,856,478)	43,494,643
Net change in unrealized appreciation (depreciation) on investments	(51,045,492)	(22,750,270)
Net increase (decrease) in net assets resulting from operations	(59,713,297)	32,608,675
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(4,899,135)
Class L	-	(8,085,546)
Class Y	-	(4,230,289)
Class S	-	(3,005,801)
Class N	-	(13,430)
Total distributions from net investment income	-	(20,234,201)
From net realized gains:
Class A	-	(10,125,993)
Class L	-	(16,251,846)
Class Y	-	(7,756,854)
Class S	-	(5,395,057)
Class N	-	(29,186)
Total distributions from net realized gains	-	(39,558,936)
Net fund share transactions (Note 5):
Class A	(15,653,319)	36,651,379
Class L	(11,577,216)	2,703,617
Class Y	(15,266,186)	36,084,151
Class S	31,927,612	32,946,265
Class N	70,786	227,521
Increase (decrease) in net assets from fund share transactions	(10,498,323)	108,612,933
Total increase (decrease) in net assets	(70,211,620)	81,428,471
Net assets:
Beginning of period	671,916,716	590,488,245
End of period	$601,705,096	$671,916,716
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(837,262)	$(25,935)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Destination Retirement 2030 Fund		MassMutual Select Destination Retirement 2040 Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(645,771)	$5,560,861	$(348,554)	$2,934,978
Net realized gain (loss) on investment transactions	(4,749,401)	46,056,627	(3,706,773)	28,249,921
Net change in unrealized appreciation (depreciation) on investments	(48,381,806)	(24,996,615)	(28,148,868)	(15,404,011)
Net increase (decrease) in net assets resulting from operations	(53,776,978)	26,620,873	(32,204,195)	15,780,888
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	(3,159,772)	-	(1,457,258)
Class L	-	(5,197,551)	-	(3,371,322)
Class Y	-	(2,202,763)	-	(1,146,827)
Class S	-	(1,698,679)	-	(1,090,639)
Class N	-	(6,218)	-	(4,174)
Total distributions from net investment income	-	(12,264,983)	-	(7,070,220)
From net realized gains:
Class A	-	(10,949,723)	-	(5,542,033)
Class L	-	(17,450,789)	-	(12,568,601)
Class Y	-	(6,583,965)	-	(3,612,107)
Class S	-	(5,194,030)	-	(3,638,550)
Class N	-	(23,829)	-	(19,988)
Total distributions from net realized gains	-	(40,202,336)	-	(25,381,279)
Net fund share transactions (Note 5):
Class A	(12,494,575)	38,205,724	(4,293,865)	22,715,904
Class L	(14,563,197)	15,655,231	(13,332,818)	14,744,713
Class Y	(9,022,193)	25,916,325	(148,639)	18,552,620
Class S	20,235,449	29,578,646	7,514,746	19,186,678
Class N	(8,097)	133,283	(10,479)	50,855
Increase (decrease) in net assets from fund share transactions	(15,852,613)	109,489,209	(10,271,055)	75,250,770
Total increase (decrease) in net assets	(69,629,591)	83,642,763	(42,475,250)	58,580,159
Net assets:
Beginning of period	518,956,143	435,313,380	299,994,107	241,413,948
End of period	$449,326,552	$518,956,143	$257,518,857	$299,994,107
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(664,909)	$(19,138)	$(359,530)	$(10,976)

*  Fund commenced operations on December 17, 2007.

The accompanying notes are an integral part of the financial statements.

	MassMutual Select Destination Retirement 2050 Fund
	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(5,932)	$49,911
Net realized gain (loss) on investment transactions	(205,770)	-
Net change in unrealized appreciation (depreciation) on investments	(1,037,709)	(8,482)
Net increase (decrease) in net assets resulting from operations	(1,249,411)	41,429
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net investment income	-	-
From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net realized gains	-	-
Net fund share transactions (Note 5):
Class A	268,387	100,100
Class L	361,906	100,100
Class Y	695,104	100,100
Class S	1,309,128	9,600,100
Class N	-	100,100
Increase (decrease) in net assets from fund share transactions	2,634,525	10,000,500
Total increase (decrease) in net assets	1,385,114	10,041,929
Net assets:
Beginning of period	10,041,929	-
End of period	$11,427,043	$10,041,929
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$43,979	$49,911

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Period ended 12/31/04+
Net asset value, beginning of period	$10.00		$9.99		$9.97		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.46	***	0.43	***	0.33	***	-
Net realized and unrealized gain (loss) on investments	(0.28)		(0.08)		(0.03)		(0.19)		-
Total income (loss) from investment operations	(0.03)		0.38		0.40		0.14		-
Less distributions to shareholders:
From net investment income	-		(0.37)		(0.38)		(0.17)		-
Total distributions	-		(0.37)		(0.38)		(0.17)		-
Net asset value, end of period	$9.97		$10.00		$9.99		$9.97		$10.00

Total Return^	(0.40	)% **^^	3.95	% ^^	3.99	% ^^	1.37	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$87,227		$82,172		$39,420		$20,689		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	1.09%		1.11%		1.21%		-	‡
After expense waiver	1.05	% *#	1.00	% #	0.96	% #	1.00	% #	-	‡
Net investment income (loss) to average daily net assets	5.01	% *	4.59%		4.28%		3.25%		-	‡
Portfolio turnover rate	59	% **	248%		162%		566%		-	‡
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Period ended 12/31/04+
Net asset value, beginning of period	$10.03		$10.01		$9.98		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26	***	0.49	***	0.46	***	0.39	***	-
Net realized and unrealized gain (loss) on investments	(0.28)		(0.08)		(0.03)		(0.23)		-
Total income (loss) from investment operations	(0.02)		0.41		0.43		0.16		-
Less distributions to shareholders:
From net investment income	-		(0.39)		(0.40)		(0.18)		-
Total distributions	-		(0.39)		(0.40)		(0.18)		-
Net asset value, end of period	$10.01		$10.03		$10.01		$9.98		$10.00

Total Return^	(0.30	)% **	4.23%		4.31%		1.57%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$32,546		$29,782		$17,942		$3,933		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.86	% *	0.84%		0.86%		0.96%		-	‡
After expense waiver	0.80	% *#	0.75	% #	0.71	% #	0.75	% #	-	‡
Net investment income (loss) to average daily net assets	5.26	% *	4.83%		4.53%		3.82%		-	‡
Portfolio turnover rate	59	% **	248%		162%		566%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2004.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Period ended 12/31/04+
Net asset value, beginning of period	$10.04		$10.02	$9.98	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.27	***	0.49 ***	0.46 ***	0.37	***	-
Net realized and unrealized gain (loss) on investments	(0.28)		(0.08)	(0.03)	(0.21)		-
Total income (loss) from investment operations	(0.01)		0.41	0.43	0.16		-
Less distributions to shareholders:
From net investment income	-		(0.39)	(0.39)	(0.18)		-
Total distributions	-		(0.39)	(0.39)	(0.18)		-
Net asset value, end of period	$10.03		$10.04	$10.02	$9.98		$10.00

Total Return^	(0.20	)% **	4.26%	4.38%	1.57%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$143,053		$150,260	$109,603	$59,396		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.69%	0.70%	0.81%		-	‡
After expense waiver	N/A		N/A	N/A	0.75	% #	-	‡
Net investment income (loss) to average daily net assets	5.35	% *	4.87%	4.53%	3.64%		-	‡
Portfolio turnover rate	59	% **	248%	162%	566%		-	‡
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Period ended 12/31/04+
Net asset value, beginning of period	$10.04		$10.02	$9.99	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.27	***	0.50 ***	0.46 ***	0.33	***	-
Net realized and unrealized gain (loss) on investments	(0.28)		(0.08)	(0.03)	(0.16)		-
Total income (loss) from investment operations	(0.01)		0.42	0.43	0.17		-
Less distributions to shareholders:
From net investment income	-		(0.40)	(0.40)	(0.18)		-
Total distributions	-		(0.40)	(0.40)	(0.18)		-
Net asset value, end of period	$10.03		$10.04	$10.02	$9.99		$10.00

Total Return^	(0.20	)% **	4.32%	4.31%	1.65%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$51,009		$104,158	$71,375	$62,533		$49,596
Ratio of expenses to average daily net assets:
Before expense waiver	0.66	% *	0.64%	0.65%	0.76%		-	‡
After expense waiver	N/A		N/A	N/A	0.70	% #	-	‡
Net investment income (loss) to average daily net assets	5.29	% *	4.93%	4.56%	3.23%		-	‡
Portfolio turnover rate	59	% **	248%	162%	566%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2004.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Period ended 12/31/04+
Net asset value, beginning of period	$9.96		$9.96		$9.96		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23	***	0.43	***	0.40	***	0.28	***	-
Net realized and unrealized gain (loss) on investments	(0.28)		(0.08)		(0.03)		(0.18)		-
Total income (loss) from investment operations	(0.05)		0.35		0.37		0.10		-
Less distributions to shareholders:
From net investment income	-		(0.35)		(0.37)		(0.14)		-
Total distributions	-		(0.35)		(0.37)		(0.14)		-
Net asset value, end of period	$9.91		$9.96		$9.96		$9.96		$10.00

Total Return^	(0.60	)% **^^	3.62	% ^^	3.73	% ^^	0.99	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,140		$3,560		$2,040		$208		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.41	% *	1.39%		1.41%		1.51%		-	‡
After expense waiver	1.33	% *#	1.30	% #	1.26	% #	1.30	% #	-	‡
Net investment income (loss) to average daily net assets	4.53	% *	4.28%		3.99%		2.78%		-	‡
Portfolio turnover rate	59	% **	248%		162%		566%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2004.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.86		$11.42		$10.56		$10.45		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.26	***	0.24	***	0.15	***	0.11	***	-
Net realized and unrealized gain (loss) on investments	(0.88)		(0.01)		0.97		0.20		0.42		-
Total income (loss) from investment operations	(0.73)		0.25		1.21		0.35		0.53		-
Less distributions to shareholders:
From net investment income	-		(0.25)		(0.24)		(0.18)		(0.08)		-
From net realized gains	-		(0.56)		(0.11)		(0.06)		-		-
Total distributions	-		(0.81)		(0.35)		(0.24)		(0.08)		-
Net asset value, end of period	$10.13		$10.86		$11.42		$10.56		$10.45		$10.00
Total Return^	(6.81	)%**^^	2.20	% ^^	11.54	% ^^	3.33	% ^^	5.34	% ^^	-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$20,174		$27,308		$32,130		$26,267		$32,987		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.26	% *	1.24%		1.23%		1.23%		1.24%		-	‡
After expense waiver	N/A		N/A ##		1.21	% #	1.21	% #	1.21	% #^^^	-	‡
Net investment income (loss) to average daily net assets	2.84	% *	2.25%		2.16%		1.40%		1.10%		-	‡
Portfolio turnover rate	42	% **	113%		85%		211%		129%		-	‡
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.88		$11.45		$10.58		$10.48		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16	***	0.29	***	0.26	***	0.18	***	0.13	***	-
Net realized and unrealized gain (loss) on investments	(0.89)		(0.02)		0.98		0.20		0.43		-
Total income (loss) from investment operations	(0.73)		0.27		1.24		0.38		0.56		-
Less distributions to shareholders:
From net investment income	-		(0.28)		(0.26)		(0.22)		(0.08)		-
From net realized gains	-		(0.56)		(0.11)		(0.06)		-		-
Total distributions	-		(0.84)		(0.37)		(0.28)		(0.08)		-
Net asset value, end of period	$10.15		$10.88		$11.45		$10.58		$10.48		$10.00
Total Return^	(6.71	)% **	2.42%		11.73%		3.63%		5.62%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$63,481		$78,846		$94,872		$101,151		$104,995		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.01	% *	0.99%		0.98%		0.98%		0.98%		-	‡
After expense waiver	N/A		N/A ##		0.96	% #	0.96	% #	0.96	%#^^^	-	‡
Net investment income (loss) to average daily net assets	3.12	% *	2.50%		2.39%		1.68%		1.28%		-	‡
Portfolio turnover rate	42	% **	113%		85%		211%		129%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.86		$11.45	$10.58		$10.48		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17	***	0.31 ***	0.28	***	0.19	***	0.14	***	-
Net realized and unrealized gain (loss) on investments	(0.88)		(0.02)	0.98		0.20		0.43		-
Total income (loss) from investment operations	(0.71)		0.29	1.26		0.39		0.57		-
Less distributions to shareholders:
From net investment income	-		(0.32)	(0.28)		(0.23)		(0.09)		-
From net realized gains	-		(0.56)	(0.11)		(0.06)		-		-
Total distributions	-		(0.88)	(0.39)		(0.29)		(0.09)		-
Net asset value, end of period	$10.15		$10.86	$11.45		$10.58		$10.48		$10.00
Total Return^	(6.62	)% **	2.68%	11.90%		3.76%		5.74%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$54,151		$78,883	$95,028		$78,145		$99,246		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.86	% *	0.84%	0.83%		0.83%		0.83%		-	‡
After expense waiver	N/A		N/A ##	0.81	% #	0.81	% #	0.81	%#^^^	-	‡
Net investment income (loss) to average daily net assets	3.25	% *	2.64%	2.54%		1.82%		1.41%		-	‡
Portfolio turnover rate	42	% **	113%	85%		211%		129%		-	‡
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.85		$11.45	$10.58		$10.49		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17	***	0.32 ***	0.29	***	0.20	***	0.12	***	-
Net realized and unrealized gain (loss) on investments	(0.89)		(0.02)	0.98		0.19		0.47		-
Total income (loss) from investment operations	(0.72)		0.30	1.27		0.39		0.59		-
Less distributions to shareholders:
From net investment income	-		(0.34)	(0.29)		(0.24)		(0.10)		-
From net realized gains	-		(0.56)	(0.11)		(0.06)		-		-
Total distributions	-		(0.90)	(0.40)		(0.30)		(0.10)		-
Net asset value, end of period	$10.13		$10.85	$11.45		$10.58		$10.49		$10.00
Total Return^	(6.54	)% **	2.69%	11.97%		3.85%		5.76%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$13,890		$29,026	$23,044		$15,026		$13,159		$10,001
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	% *	0.79%	0.78%		0.78%		0.84%		-	‡
After expense waiver	N/A		N/A ##	0.76	% #	0.76	% #	0.76	%^^^#	-	‡
Net investment income (loss) to average daily net assets	3.26	% *	2.74%	2.60%		1.90%		1.18%		-	‡
Portfolio turnover rate	42	% **	113%	85%		211%		129%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.82		$11.41		$10.56		$10.46		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13	***	0.23	***	0.20	***	0.12	***	0.08	***	-
Net realized and unrealized gain (loss) on investments	(0.88)		(0.02)		0.97		0.21		0.42		-
Total income (loss) from investment operations	(0.75)		0.21		1.17		0.33		0.50		-
Less distributions to shareholders:
From net investment income	-		(0.24)		(0.21)		(0.17)		(0.04)		-
From net realized gains	-		(0.56)		(0.11)		(0.06)		-		-
Total distributions	-		(0.80)		(0.32)		(0.23)		(0.04)		-
Net asset value, end of period	$10.07		$10.82		$11.41		$10.56		$10.46		$10.00

Total Return^	(6.93	)%**^^	1.87	% ^^	11.21	% ^^	3.02	% ^^	5.02	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$540		$894		$572		$419		$422		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.56	% *	1.54%		1.53%		1.53%		1.55%		-	‡
After expense waiver	N/A		N/A ##		1.51	% #	1.51	% #	1.51	%#^^^	-	‡
Net investment income (loss) to average daily net assets	2.50	% *	1.99%		1.83%		1.13%		0.78%		-	‡
Portfolio turnover rate	42	% **	113%		85%		211%		129%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Period ended 12/31/04+
Net asset value, beginning of period	$12.02		$13.08		$11.26		$10.93		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.22	***	0.20	***	0.14	***	0.04	***
Net realized and unrealized gain (loss) on investments	(2.20)		(0.59)		2.20		0.54		0.94
Total income (loss) from investment operations	(2.09)		(0.37)		2.40		0.68		0.98
Less distributions to shareholders:
From net investment income	-		(0.21)		(0.17)		(0.12)		(0.04)
From net realized gains	-		(0.48)		(0.41)		(0.23)		(0.01)
Total distributions	-		(0.69)		(0.58)		(0.35)		(0.05)
Net asset value, end of period	$9.93		$12.02		$13.08		$11.26		$10.93

Total Return^	(17.47	)% **^^	(2.90	)% ^^	21.41	% ^^	6.23	% ^^	9.83	% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$86,220		$108,293		$82,361		$29,953		$4,998
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	% *	1.08%		1.08%		1.09%		1.15	% *
After expense waiver	N/A		N/A		N/A		N/A		1.09	% *#
Net investment income (loss) to average daily net assets	1.93	% *	1.64%		1.58%		1.27%		1.99	% *
Portfolio turnover rate	8	% **	17%		15%		16%		5	% **
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Period ended 12/31/04+
Net asset value, beginning of period	$12.07		$13.13		$11.28		$10.93		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.26	***	0.23	***	0.17	***	0.05	***
Net realized and unrealized gain (loss) on investments	(2.21)		(0.61)		2.22		0.54		0.94
Total income (loss) from investment operations	(2.09)		(0.35)		2.45		0.71		0.99
Less distributions to shareholders:
From net investment income	-		(0.23)		(0.19)		(0.13)		(0.05)
From net realized gains	-		(0.48)		(0.41)		(0.23)		(0.01)
Total distributions	-		(0.71)		(0.60)		(0.36)		(0.06)
Net asset value, end of period	$9.98		$12.07		$13.13		$11.28		$10.93

Total Return^	(17.32	)% **	(2.67)%		21.82%		6.42%		9.99	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$69,304		$86,154		$57,853		$29,455		$20,480
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	% *	0.79%		0.79%		0.80%		0.86	% *
After expense waiver	N/A		N/A		N/A		N/A		0.80	% *#
Net investment income (loss) to average daily net assets	2.22	% *	1.93%		1.84%		1.55%		2.28	% *
Portfolio turnover rate	8	% **	17%		15%		16%		5	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from October 15, 2004 (commencement of operations) through December 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Period ended 12/31/04+
Net asset value, beginning of period	$12.07		$13.12	$11.27	$10.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13	***	0.27 ***	0.24 ***	0.19 ***	0.05	***
Net realized and unrealized gain (loss) on investments	(2.21)		(0.59)	2.22	0.53	0.94
Total income (loss) from investment operations	(2.08)		(0.32)	2.46	0.72	0.99
Less distributions to shareholders:
From net investment income	-		(0.25)	(0.20)	(0.15)	(0.05)
From net realized gains	-		(0.48)	(0.41)	(0.23)	(0.01)
Total distributions	-		(0.73)	(0.61)	(0.38)	(0.06)
Net asset value, end of period	$9.99		$12.07	$13.12	$11.27	$10.93

Total Return^	(17.23	)% **	(2.51)%	21.92%	6.61%	9.91	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$101,399		$132,425	$142,836	$56,761	$1,273
Ratio of expenses to average daily net assets:
Before expense waiver	0.69	% *	0.68%	0.68%	0.69%	0.75	% *
After expense waiver	N/A		N/A	N/A	N/A	0.69	% *#
Net investment income (loss) to average daily net assets	2.33	% *	2.01%	1.95%	1.70%	2.39	% *
Portfolio turnover rate	8	% **	17%	15%	16%	5	% **
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Period ended 12/31/04+
Net asset value, beginning of period	$12.09		$13.14	$11.28	$10.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13	***	0.28 ***	0.25 ***	0.19 ***	0.06	***
Net realized and unrealized gain (loss) on investments	(2.21)		(0.59)	2.23	0.53	0.94
Total income (loss) from investment operations	(2.08)		(0.31)	2.48	0.72	1.00
Less distributions to shareholders:
From net investment income	-		(0.26)	(0.21)	(0.15)	(0.05)
From net realized gains	-		(0.48)	(0.41)	(0.23)	(0.01)
Total distributions	-		(0.74)	(0.62)	(0.38)	(0.06)
Net asset value, end of period	$10.01		$12.09	$13.14	$11.28	$10.94

Total Return^	(17.20	)% **	(2.39)%	22.08%	6.59%	10.03	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$232,041		$316,945	$246,598	$186,641	$173,341
Ratio of expenses to average daily net assets:
Before expense waiver	0.59	% *	0.58%	0.58%	0.59%	0.65	% *
After expense waiver	N/A		N/A	N/A	N/A	0.59	% *#
Net investment income (loss) to average daily net assets	2.42	% *	2.12%	2.02%	1.75%	2.49	% *
Portfolio turnover rate	8	% **	17%	15%	16%	5	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from October 15, 2004 (commencement of operations) through December 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Period ended 12/31/04+
Net asset value, beginning of period	$12.02		$13.09		$11.28		$10.94		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.18	***	0.16	***	0.11	***	0.04	***
Net realized and unrealized gain (loss) on investments	(2.20)		(0.60)		2.21		0.52		0.94
Total income (loss) from investment operations	(2.11)		(0.42)		2.37		0.63		0.98
Less distributions to shareholders:
From net investment income	-		(0.17)		(0.15)		(0.06)		(0.03)
From net realized gains	-		(0.48)		(0.41)		(0.23)		(0.01)
Total distributions	-		(0.65)		(0.56)		(0.29)		(0.04)
Net asset value, end of period	$9.91		$12.02		$13.09		$11.28		$10.94

Total Return^	(17.62	)% **^^	(3.15	)% ^^	21.11	% ^^	5.77	% ^^	9.84	% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$879		$2,486		$1,547		$147		$187
Ratio of expenses to average daily net assets:
Before expense waiver	1.39	% *	1.39%		1.39%		1.40%		1.46	% *
After expense waiver	N/A		N/A		N/A		N/A		1.40	% *#
Net investment income (loss) to average daily net assets	1.61	% *	1.33%		1.30%		0.95%		1.63	% *
Portfolio turnover rate	8	% **	17%		15%		16%		5	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from October 15, 2004 (commencement of operations) through December 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.76		$12.28		$11.14		$10.75		$10.01		$7.79
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.12	***	0.11	***	0.11	***	0.10	***	0.10	***
Net realized and unrealized gain (loss) on investments	(1.22)		0.84		2.16		0.65		0.84		2.19
Total income (loss) from investment operations	(1.15)		0.96		2.27		0.76		0.94		2.29
Less distributions to shareholders:
From net investment income	-		(0.11)		(0.11)		(0.11)		(0.09)		(0.07)
From net realized gains	-		(1.37)		(1.02)		(0.26)		(0.11)		-
Total distributions	-		(1.48)		(1.13)		(0.37)		(0.20)		(0.07)
Net asset value, end of period	$10.61		$11.76		$12.28		$11.14		$10.75		$10.01
Total Return^	(9.78	)%**^^	7.93	% ^^	20.54	% ^^	7.08	% ^^	9.34	% ^^	29.43%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$242,470		$283,159		$310,438		$252,362		$214,886		$129,552
Ratio of expenses to average daily net assets:
Before expense waiver	1.24	% *	1.23%		1.23%		1.23%		1.23%		1.24%
After expense waiver	N/A		N/A		N/A		N/A		1.22	%#^^^	1.22	%#^^^
Net investment income (loss) to average daily net assets	1.26	% *	0.94%		0.92%		0.97%		0.96%		1.18%
Portfolio turnover rate	28	% **	37%		43%		33%		31%		28%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.82		$12.33		$11.17		$10.78		$10.03		$7.81
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.15	***	0.14	***	0.14	***	0.12	***	0.13	***
Net realized and unrealized gain (loss) on investments	(1.22)		0.85		2.18		0.64		0.85		2.18
Total income (loss) from investment operations	(1.14)		1.00		2.32		0.78		0.97		2.31
Less distributions to shareholders:
From net investment income	-		(0.14)		(0.14)		(0.13)		(0.11)		(0.09)
From net realized gains	-		(1.37)		(1.02)		(0.26)		(0.11)		-
Total distributions	-		(1.51)		(1.16)		(0.39)		(0.22)		(0.09)
Net asset value, end of period	$10.68		$11.82		$12.33		$11.17		$10.78		$10.03
Total Return^	(9.64	)% **	8.22%		20.90%		7.28%		9.65%		29.56%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$226,153		$264,796		$298,276		$231,639		$236,583		$133,178
Ratio of expenses to average daily net assets:
Before expense waiver	0.98	% *	0.98%		0.98%		0.98%		0.98%		0.99%
After expense waiver	N/A		N/A		N/A		N/A		0.97	%#^^^	0.97	%#^^^
Net investment income (loss) to average daily net assets	1.52	% *	1.18%		1.18%		1.23%		1.21%		1.44%
Portfolio turnover rate	28	% **	37%		43%		33%		31%		28%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.84		$12.34	$11.19	$10.78	$10.03		$7.80
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.17 ***	0.16 ***	0.15 ***	0.14	***	0.14	***
Net realized and unrealized gain (loss) on investments	(1.22)		0.86	2.17	0.66	0.84		2.19
Total income (loss) from investment operations	(1.13)		1.03	2.33	0.81	0.98		2.33
Less distributions to shareholders:
From net investment income	-		(0.16)	(0.16)	(0.14)	(0.12)		(0.10)
From net realized gains	-		(1.37)	(1.02)	(0.26)	(0.11)		-
Total distributions	-		(1.53)	(1.18)	(0.40)	(0.23)		(0.10)
Net asset value, end of period	$10.71		$11.84	$12.34	$11.19	$10.78		$10.03
Total Return^	(9.54	)%**	8.37%	21.05%	7.55%	9.78%		29.82%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$105,314		$135,962	$134,485	$85,569	$120,769		$82,989
Ratio of expenses to average daily net assets:
Before expense waiver	0.83	% *	0.83%	0.83%	0.83%	0.83%		0.84%
After expense waiver	N/A		N/A	N/A	N/A	0.82	%#^^^	0.82	%#^^^
Net investment income (loss) to average daily net assets	1.66	% *	1.33%	1.32%	1.35%	1.35%		1.60%
Portfolio turnover rate	28	% **	37%	43%	33%	31%		28%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.85		$12.36	$11.20	$10.80	$10.05		$7.81
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.18 ***	0.17 ***	0.16 ***	0.14	***	0.14	***
Net realized and unrealized gain (loss) on investments	(1.22)		0.85	2.17	0.66	0.85		2.20
Total income (loss) from investment operations	(1.13)		1.03	2.34	0.82	0.99		2.34
Less distributions to shareholders:
From net investment income	-		(0.17)	(0.16)	(0.16)	(0.13)		(0.10)
From net realized gains	-		(1.37)	(1.02)	(0.26)	(0.11)		-
Total distributions	-		(1.54)	(1.18)	(0.42)	(0.24)		(0.10)
Net asset value, end of period	$10.72		$11.85	$12.36	$11.20	$10.80		$10.05
Total Return^	(9.61	)%**	8.50%	21.06%	7.57%	9.80%		29.97%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$490,809		$560,524	$540,185	$418,271	$325,701		$228,535
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	% *	0.79%	0.79%	0.79%	0.79%		0.80%
After expense waiver	N/A		N/A	N/A	N/A	0.78	%#^^^	0.78	%#^^^
Net investment income (loss) to average daily net assets	1.70	% *	1.38%	1.37%	1.41%	1.40%		1.63%
Portfolio turnover rate	28	% **	37%	43%	33%	31%		28%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.66		$12.20		$11.07		$10.69		$9.94		$7.76
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.08	***	0.07	***	0.07	***	0.07	***	0.08	***
Net realized and unrealized gain (loss) on investments	(1.20)		0.85		2.14		0.65		0.84		2.17
Total income (loss) from investment operations	(1.15)		0.93		2.21		0.72		0.91		2.25
Less distributions to shareholders:
From net investment income	-		(0.10)		(0.06)		(0.08)		(0.05)		(0.07)
From net realized gains	-		(1.37)		(1.02)		(0.26)		(0.11)		-
Total distributions	-		(1.47)		(1.08)		(0.34)		(0.16)		(0.07)
Net asset value, end of period	$10.51		$11.66		$12.20		$11.07		$10.69		$9.94

Total Return^	(9.86	)%**^^	7.68	% ^^	20.09	% ^^	6.76	% ^^	9.10	% ^^	29.03	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,371		$2,807		$1,667		$1,998		$1,644		$1,968
Ratio of expenses to average daily net assets:
Before expense waiver	1.53	% *	1.53%		1.53%		1.53%		1.53%		1.54%
After expense waiver	N/A		N/A		N/A		N/A		1.52	%#^^^	1.52	%#^^^
Net investment income (loss) to average daily net assets	0.96	% *	0.65%		0.62%		0.67%		0.65%		0.83%
Portfolio turnover rate	28	% **	37%		43%		33%		31%		28%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$9.08		$10.07		$10.49		$10.48		$9.55		$7.66
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.08	***	0.07	***	0.04	***	0.07	***	0.08	***
Net realized and unrealized gain (loss) on investments	(1.34)		0.26		1.25		1.02		1.16		1.91
Total income (loss) from investment operations	(1.29)		0.34		1.32		1.06		1.23		1.99
Less distributions to shareholders:
From net investment income	-		(0.08)		(0.06)		(0.04)		(0.07)		(0.10)
From net realized gains	-		(1.25)		(1.68)		(1.01)		(0.23)		-
Total distributions	-		(1.33)		(1.74)		(1.05)		(0.30)		(0.10)
Net asset value, end of period	$7.79		$9.08		$10.07		$10.49		$10.48		$9.55
Total Return^	(14.21	)%**^^	3.45	% ^^	12.83	% ^^	10.16	% ^^	12.91	% ^^	25.96%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$13,602		$19,179		$28,143		$28,829		$25,523		$21,341
Ratio of expenses to average daily net assets:
Before expense waiver	1.32	% *	1.31%		1.31%		1.30%		1.33%		1.29%
After expense waiver	N/A		N/A		N/A		N/A		1.29	%#^^^	1.27	%#^^^
Net investment income (loss) to average daily net assets	1.17	% *	0.76%		0.65%		0.36%		0.69%		0.99%
Portfolio turnover rate	98	% **	145%		177%		94%		161%		66%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$9.08		$10.08		$10.51		$10.50		$9.57		$7.67
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.11	***	0.10	***	0.06	***	0.09	***	0.10	***
Net realized and unrealized gain (loss) on investments	(1.34)		0.25		1.25		1.02		1.17		1.92
Total income (loss) from investment operations	(1.28)		0.36		1.35		1.08		1.26		2.02
Less distributions to shareholders:
From net investment income	-		(0.11)		(0.10)		(0.06)		(0.10)		(0.12)
From net realized gains	-		(1.25)		(1.68)		(1.01)		(0.23)		-
Total distributions	-		(1.36)		(1.78)		(1.07)		(0.33)		(0.12)
Net asset value, end of period	$7.80		$9.08		$10.08		$10.51		$10.50		$9.57
Total Return^	(14.10	)% **	3.70%		13.06%		10.39%		13.16%		26.34%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$11,386		$12,234		$12,075		$8,753		$7,461		$6,313
Ratio of expenses to average daily net assets:
Before expense waiver	1.07	% *	1.06%		1.06%		1.05%		1.08%		1.04%
After expense waiver	N/A		N/A		N/A		N/A		1.04	%#^^^	1.02	%#^^^
Net investment income (loss) to average daily net assets	1.43	% *	1.04%		0.93%		0.60%		0.94%		1.24%
Portfolio turnover rate	98	% **	145%		177%		94%		161%		66%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$9.15		$10.14	$10.55	$10.54	$9.59		$7.68
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.12 ***	0.12 ***	0.08 ***	0.10	***	0.12	***
Net realized and unrealized gain (loss) on investments	(1.36)		0.26	1.26	1.02	1.19		1.91
Total income (loss) from investment operations	(1.29)		0.38	1.38	1.10	1.29		2.03
Less distributions to shareholders:
From net investment income	-		(0.12)	(0.11)	(0.08)	(0.11)		(0.12)
From net realized gains	-		(1.25)	(1.68)	(1.01)	(0.23)		-
Total distributions	-		(1.37)	(1.79)	(1.09)	(0.34)		(0.12)
Net asset value, end of period	$7.86		$9.15	$10.14	$10.55	$10.54		$9.59
Total Return^	(14.10	)% **	3.87%	13.33%	10.49%	13.47%		26.40%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,488		$2,913	$5,136	$4,110	$2,891		$3,378
Ratio of expenses to average daily net assets:
Before expense waiver	0.92	% *	0.90%	0.91%	0.90%	0.93%		0.88%
After expense waiver	N/A		N/A	N/A	N/A	0.88	%#^^^	0.86	%#^^^
Net investment income (loss) to average daily net assets	1.58	% *	1.14%	1.06%	0.75%	1.06%		1.42%
Portfolio turnover rate	98	% **	145%	177%	94%	161%		66%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$9.12		$10.12	$10.54	$10.52	$9.59		$7.68
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.13 ***	0.12 ***	0.09 ***	0.11	***	0.12	***
Net realized and unrealized gain (loss) on investments	(1.35)		0.25	1.26	1.02	1.17		1.92
Total income (loss) from investment operations	(1.28)		0.38	1.38	1.11	1.28		2.04
Less distributions to shareholders:
From net investment income	-		(0.13)	(0.12)	(0.08)	(0.12)		(0.13)
From net realized gains	-		(1.25)	(1.68)	(1.01)	(0.23)		-
Total distributions	-		(1.38)	(1.80)	(1.09)	(0.35)		(0.13)
Net asset value, end of period	$7.84		$9.12	$10.12	$10.54	$10.52		$9.59
Total Return^	(13.93	)% **	3.80%	13.40%	10.66%	13.31%		26.63%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$38,776		$48,593	$52,627	$55,895	$51,940		$67,536
Ratio of expenses to average daily net assets:
Before expense waiver	0.87	% *	0.86%	0.86%	0.85%	0.88%		0.84%
After expense waiver	N/A		N/A	N/A	N/A	0.84	%#^^^	0.82	%#^^^
Net investment income (loss) to average daily net assets	1.62	% *	1.23%	1.11%	0.81%	1.12%		1.45%
Portfolio turnover rate	98	% **	145%	177%	94%	161%		66%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$9.09		$10.09		$10.51		$10.50		$9.56		$7.63
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.05	***	0.04	***	0.01	***	0.04	***	0.06	***
Net realized and unrealized gain (loss) on investments	(1.34)		0.25		1.26		1.01		1.15		1.90
Total income (loss) from investment operations	(1.30)		0.30		1.30		1.02		1.19		1.96
Less distributions to shareholders:
From net investment income	-		(0.05)		(0.04)		(0.00	)†	(0.02)		(0.03)
From net realized gains	-		(1.25)		(1.68)		(1.01)		(0.23)		-
Total distributions	-		(1.30)		(1.72)		(1.01)		(0.25)		(0.03)
Net asset value, end of period	$7.79		$9.09		$10.09		$10.51		$10.50		$9.56

Total Return^	(14.30	)%**^^	3.10	% ^^	12.59	% ^^	9.83	% ^^	12.51	% ^^	25.73	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$111		$130		$142		$140		$282		$315
Ratio of expenses to average daily net assets:
Before expense waiver	1.62	% *	1.61%		1.61%		1.59%		1.63%		1.58%
After expense waiver	N/A		N/A		N/A		N/A		1.58	%#^^^	1.56	%#^^^
Net investment income (loss) to average daily net assets	0.88	% *	0.48%		0.36%		0.06%		0.39%		0.70%
Portfolio turnover rate	98	% **	145%		177%		94%		161%		66%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$12.53		$12.84		$11.28		$10.39		$9.35		$7.24
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.08	***	0.04	***	0.05	***	0.04	***	0.04	***
Net realized and unrealized gain (loss) on investments	(1.46)		0.43		1.56		0.89		1.04		2.10
Total income (loss) from investment operations	(1.43)		0.51		1.60		0.94		1.08		2.14
Less distributions to shareholders:
From net investment income	-		(0.09)		(0.04)		(0.05)		(0.04)		(0.03)
From net realized gains	-		(0.73)		-		-		-		-
Total distributions	-		(0.82)		(0.04)		(0.05)		(0.04)		(0.03)
Net asset value, end of period	$11.10		$12.53		$12.84		$11.28		$10.39		$9.35
Total Return^	(11.41	)%**^^	4.04	% ^^	14.21	% ^^	9.05	% ^^	11.55	% ^^	29.61%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$313,019		$382,049		$401,790		$354,647		$266,753		$153,918
Ratio of expenses to average daily net assets:
Before expense waiver	1.25	% *	1.25%		1.25%		1.25%		1.25%		1.25%
After expense waiver	N/A		N/A		N/A		N/A		1.25	%#^^^	1.24	%#^^^
Net investment income (loss) to average daily net assets	0.50	% *	0.63%		0.37%		0.44%		0.41%		0.45%
Portfolio turnover rate	8	% **	8%		18%		7%		3%		7%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$12.59		$12.88		$11.32		$10.43		$9.37		$7.26
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.12	***	0.07	***	0.07	***	0.06	***	0.06	***
Net realized and unrealized gain (loss) on investments	(1.47)		0.44		1.56		0.90		1.06		2.10
Total income (loss) from investment operations	(1.43)		0.56		1.63		0.97		1.12		2.16
Less distributions to shareholders:
From net investment income	-		(0.12)		(0.07)		(0.08)		(0.06)		(0.05)
From net realized gains	-		(0.73)		-		-		-		-
Total distributions	-		(0.85)		(0.07)		(0.08)		(0.06)		(0.05)
Net asset value, end of period	$11.16		$12.59		$12.88		$11.32		$10.43		$9.37
Total Return^	(11.36	)% **	4.39%		14.42%		9.25%		11.94%		29.79%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$187,835		$230,678		$397,105		$369,858		$316,841		$207,025
Ratio of expenses to average daily net assets:
Before expense waiver	1.00	% *	1.00%		1.00%		1.00%		1.00%		1.00%
After expense waiver	N/A		N/A		N/A		N/A		1.00	%#^^^	0.99	%#^^^
Net investment income (loss) to average daily net assets	0.75	% *	0.89%		0.63%		0.69%		0.65%		0.70%
Portfolio turnover rate	8	% **	8%		18%		7%		3%		7%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$12.62		$12.91	$11.34	$10.45	$9.39		$7.27
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.14 ***	0.09 ***	0.09 ***	0.08	***	0.07	***
Net realized and unrealized gain (loss) on investments	(1.47)		0.44	1.57	0.89	1.05		2.11
Total income (loss) from investment operations	(1.42)		0.58	1.66	0.98	1.13		2.18
Less distributions to shareholders:
From net investment income	-		(0.14)	(0.09)	(0.09)	(0.07)		(0.06)
From net realized gains	-		(0.73)	-	-	-		-
Total distributions	-		(0.87)	(0.09)	(0.09)	(0.07)		(0.06)
Net asset value, end of period	$11.20		$12.62	$12.91	$11.34	$10.45		$9.39
Total Return^	(11.25	)%**	4.53%	14.65%	9.37%	12.06%		30.04%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$98,924		$136,253	$218,268	$146,699	$127,223		$78,751
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	% *	0.85%	0.85%	0.85%	0.85%		0.85%
After expense waiver	N/A		N/A	N/A	N/A	0.85	%#^^^	0.84	%#^^^
Net investment income (loss) to average daily net assets	0.89	% *	1.05%	0.78%	0.84%	0.81%		0.85%
Portfolio turnover rate	8	% **	8%	18%	7%	3%		7%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$12.64		$12.93	$11.36	$10.46	$9.40		$7.27
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.15 ***	0.10 ***	0.10 ***	0.09	***	0.08	***
Net realized and unrealized gain (loss) on investments	(1.49)		0.45	1.57	0.90	1.05		2.12
Total income (loss) from investment operations	(1.43)		0.60	1.67	1.00	1.14		2.20
Less distributions to shareholders:
From net investment income	-		(0.16)	(0.10)	(0.10)	(0.08)		(0.07)
From net realized gains	-		(0.73)	-	-	-		-
Total distributions	-		(0.89)	(0.10)	(0.10)	(0.08)		(0.07)
Net asset value, end of period	$11.21		$12.64	$12.93	$11.36	$10.46		$9.40
Total Return^	(11.31	)%**	4.68%	14.71%	9.57%	12.11%		30.24%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$557,276		$655,609	$615,354	$546,331	$436,983		$339,287
Ratio of expenses to average daily net assets:
Before expense waiver	0.76	% *	0.76%	0.76%	0.76%	0.76%		0.76%
After expense waiver	N/A		N/A	N/A	N/A	0.76	%#^^^	0.75	%#^^^
Net investment income (loss) to average daily net assets	0.99	% *	1.11%	0.86%	0.93%	0.88%		0.94%
Portfolio turnover rate	8	% **	8%	18%	7%	3%		7%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$12.47		$12.71		$11.17		$10.29		$9.25		$7.21
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.06	***	0.01	***	0.02	***	0.01	***	0.03	***
Net realized and unrealized gain (loss) on investments	(1.46)		0.43		1.54		0.87		1.03		2.07
Total income (loss) from investment operations	(1.45)		0.49		1.55		0.89		1.04		2.10
Less distributions to shareholders:
From net investment income	-		-		(0.01)		(0.01)		-		(0.06)
From net realized gains	-		(0.73)		-		-		-		-
Total distributions	-		(0.73)		(0.01)		(0.01)		-		(0.06)
Net asset value, end of period	$11.02		$12.47		$12.71		$11.17		$10.29		$9.25

Total Return^	(11.63	)%**^^	3.90	% ^^	13.87	% ^^	8.65	% ^^	11.24	% ^^	29.18	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$806		$569		$2,596		$2,279		$2,911		$2,891
Ratio of expenses to average daily net assets:
Before expense waiver	1.55	% *	1.55%		1.55%		1.55%		1.55%		1.57%
After expense waiver	N/A		N/A		N/A		N/A		1.55	%#^^^	1.56	%#^^^
Net investment income (loss) to average daily net assets	0.23	% *	0.46%		0.08%		0.15%		0.08%		0.33%
Portfolio turnover rate	8	% **	8%		18%		7%		3%		7%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$13.49		$13.03		$11.47		$11.12		$10.23		$8.09
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.18	***	0.16	***	0.13	***	0.13	***	0.08 ***
Net realized and unrealized gain (loss) on investments	(1.74)		0.45		1.55		0.33		0.89		2.14
Total income (loss) from investment operations	(1.65)		0.63		1.71		0.46		1.02		2.22
Less distributions to shareholders:
From net investment income	-		(0.17)		(0.15)		(0.11)		(0.13)		(0.08)
Tax return of capital	-		-		(0.00	)†	-		-		-
Total distributions	-		(0.17)		(0.15)		(0.11)		(0.13)		(0.08)
Net asset value, end of period	$11.84		$13.49		$13.03		$11.47		$11.12		$10.23

Total Return^	(12.23	)%**^^	4.82	% ^^	14.95	% ^^	4.17	% ^^	10.01	% ^^	27.49%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$254,240		$311,185		$297,468		$271,778		$275,920		$160,470
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	% *	0.85%		0.85%		0.85%		0.85%		0.85%
After expense waiver	0.65	% *#	0.65	% #	0.67	% #	0.75	% #	0.78	% #	N/A
Net investment income (loss) to average daily net assets	1.44	% *	1.34%		1.30%		1.13%		1.32%		0.94%
Portfolio turnover rate	2	% **	7%		4%		6%		3%		2%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$13.54		$13.07		$11.50		$11.16		$10.26		$8.11
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.22	***	0.19	***	0.15	***	0.16	***	0.11 ***
Net realized and unrealized gain (loss) on investments	(1.75)		0.45		1.57		0.34		0.89		2.15
Total income (loss) from investment operations	(1.64)		0.67		1.76		0.49		1.05		2.26
Less distributions to shareholders:
From net investment income	-		(0.20)		(0.19)		(0.15)		(0.15)		(0.11)
Tax return of capital	-		-		(0.00	)†	-		-		-
Total distributions	-		(0.20)		(0.19)		(0.15)		(0.15)		(0.11)
Net asset value, end of period	$11.90		$13.54		$13.07		$11.50		$11.16		$10.26

Total Return^	(12.11	)% **	5.14%		15.28%		4.41%		10.25%		27.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$302,701		$351,221		$337,639		$282,034		$218,755		$176,247
Ratio of expenses to average daily net assets:
Before expense waiver	0.60	% *	0.60%		0.60%		0.60%		0.60%		0.60%
After expense waiver	0.40	% *#	0.40	% #	0.42	% #	0.50	% #	0.53	% #	N/A
Net investment income (loss) to average daily net assets	1.71	% *	1.59%		1.56%		1.38%		1.52%		1.21%
Portfolio turnover rate	2	% **	7%		4%		6%		3%		2%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$13.56		$13.12	$11.54	$11.19	$10.29	$8.12
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.21 ***	0.19 ***	0.16 ***	0.17 ***	0.12 ***
Net realized and unrealized gain (loss) on investments	(1.74)		0.45	1.57	0.34	0.89	2.16
Total income (loss) from investment operations	(1.64)		0.66	1.76	0.50	1.06	2.28
Less distributions to shareholders:
From net investment income	-		(0.22)	(0.18)	(0.15)	(0.16)	(0.11)
Tax return of capital	-		-	(0.00)†	-	-	-
Total distributions	-		(0.22)	(0.18)	(0.15)	(0.16)	(0.11)
Net asset value, end of period	$11.92		$13.56	$13.12	$11.54	$11.19	$10.29

Total Return^	(12.09	)%**	5.01%	15.27%	4.49%	10.31%	28.10%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$370,549		$431,199	$494,849	$467,422	$419,366	$299,713
Net expenses to average daily net assets	0.45	% *	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss) to average daily net assets	1.65	% *	1.53%	1.53%	1.43%	1.63%	1.34%
Portfolio turnover rate	2	% **	7%	4%	6%	3%	2%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$13.69		$13.25	$11.65	$11.30	$10.38	$8.19
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.22 ***	0.19 ***	0.16 ***	0.17 ***	0.12 ***
Net realized and unrealized gain (loss) on investments	(1.76)		0.44	1.60	0.35	0.91	2.18
Total income (loss) from investment operations	(1.65)		0.66	1.79	0.51	1.08	2.30
Less distributions to shareholders:
From net investment income	-		(0.22)	(0.19)	(0.16)	(0.16)	(0.11)
Tax return of capital	-		-	(0.00)†	-	-	-
Total distributions	-		(0.22)	(0.19)	(0.16)	(0.16)	(0.11)
Net asset value, end of period	$12.04		$13.69	$13.25	$11.65	$11.30	$10.38

Total Return^	(12.05	)%**	5.00%	15.35%	4.47%	10.39%	28.10%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$574,478		$710,278	$751,170	$677,171	$724,614	$710,691
Net expenses to average daily net assets	0.42	% *	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income (loss) to average daily net assets	1.69	% *	1.56%	1.56%	1.45%	1.62%	1.37%
Portfolio turnover rate	2	% **	7%	4%	6%	3%	2%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Z
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$13.69		$13.25		$11.65		$11.30		$10.38		$8.19
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.25	***	0.22	***	0.19	***	0.21	***	0.15	***
Net realized and unrealized gain (loss) on investments	(1.79)		0.45		1.59		0.34		0.90		2.17
Total income (loss) from investment operations	(1.64)		0.70		1.81		0.53		1.11		2.32
Less distributions to shareholders:
From net investment income	-		(0.26)		(0.21)		(0.18)		(0.19)		(0.13)
Tax return of capital	-		-		(0.00	)†	-		-		-
Total distributions	-		(0.26)		(0.21)		(0.18)		(0.19)		(0.13)
Net asset value, end of period	$12.05		$13.69		$13.25		$11.65		$11.30		$10.38

Total Return^	(11.98	)%**^^	5.27	% ^^	15.59	% ^^	4.72	% ^^	10.68	% ^^	28.39	% ^^
Ratios / Supplemental Data:
Net assets, end of (000's)	$529,607		$543,206		$373,069		$251,403		$130,164		$42,906
Before expense waiver	0.21	% *	0.20%		0.20%		0.20%		0.20%		0.21%
Net investment income (loss) to average daily net assets	2.32	% *	1.79%		1.78%		1.68%		1.93%		1.59%
Portfolio turnover rate	2	% **	7%		4%		6%		3%		2%
	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$13.35		$12.90		$11.35		$11.02		$10.15		$8.05
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.14	***	0.12	***	0.09	***	0.10	***	0.06	***
Net realized and unrealized gain (loss) on investments	(1.72)		0.44		1.54		0.34		0.87		2.14
Total income (loss) from investment operations	(1.65)		0.58		1.66		0.43		0.97		2.20
Less distributions to shareholders:
From net investment income	-		(0.13)		(0.11)		(0.10)		(0.10)		(0.10)
Tax return of capital	-		-		(0.00	)†	-		-		-
Total distributions	-		(0.13)		(0.11)		(0.10)		(0.10)		(0.10)
Net asset value, end of period	$11.70		$13.35		$12.90		$11.35		$11.02		$10.15

Total Return^	(12.36	)%**^^	4.53	% ^^	14.67	% ^^	3.86	% ^^	9.59	% ^^	27.34	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,649		$5,193		$5,079		$4,757		$3,710		$2,487
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.15%		1.15%		1.15%		1.15%		1.15%
After expense waiver	0.95	% *#	0.95	% #	0.97	% #	1.05	% #	1.07	% #	N/A
Net investment income (loss) to average daily net assets	1.13	% *	1.03%		1.00%		0.84%		1.00%		0.64%
Portfolio turnover rate	2	% **	7%		4%		6%		3%		2%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+		Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$10.85		$10.72		$10.00		$10.87		$10.73		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.06	***	0.01	***	0.03	***	0.09	***	0.03	***
Net realized and unrealized gain (loss) on investments	(0.72)		0.95		0.74		(0.72)		0.95		0.74
Total income (loss) from investment operations	(0.70)		1.01		0.75		(0.69)		1.04		0.77
Less distributions to shareholders:
From net investment income	-		(0.06)		(0.01)		-		(0.08)		(0.02)
From net realized gains	-		(0.82)		(0.02)		-		(0.82)		(0.02)
Total distributions	-		(0.88)		(0.03)		-		(0.90)		(0.04)
Net asset value, end of period	$10.15		$10.85		$10.72		$10.18		$10.87		$10.73

Total Return^	(6.45	)%**^^	9.52	% ^^	7.55	%**^^	(6.35	)% **	9.75%		7.76	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$26,194		$26,462		$9,179		$9,878		$9,123		$8,000
Ratio of expenses to average daily net assets:
Before expense waiver	1.36	% *	1.37%		1.67	% *	1.11	% *	1.12%		1.42	% *
After expense waiver	1.35	% *#	1.35	% #	1.35	% *#	1.10	% *#	1.10	% #	1.10	% *#
Net investment income (loss) to average daily net assets	0.37	% *	0.52%		0.13	% *	0.63	% *	0.78%		0.43	% *
Portfolio turnover rate	59	% **	100%		79	% **	59	% **	100%		79	% **
	Class Y						Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+		Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$10.88		$10.74		$10.00		$10.89		$10.74		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.10	***	(0.01	) ***	0.04	***	0.11	***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.72)		0.95		0.79		(0.72)		0.96		0.75
Total income (loss) from investment operations	(0.68)		1.05		0.78		(0.68)		1.07		0.79
Less distributions to shareholders:
From net investment income	-		(0.09)		(0.02)		-		(0.10)		(0.03)
From net realized gains	-		(0.82)		(0.02)		-		(0.82)		(0.02)
Total distributions	-		(0.91)		(0.04)		-		(0.92)		(0.05)
Net asset value, end of period	$10.20		$10.88		$10.74		$10.21		$10.89		$10.74

Total Return^	(6.25	)% **	9.89%		7.86	% **	(6.24	)% **	10.05%		7.90	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,732		$7,490		$4,436		$11,357		$11,069		$10,349
Ratio of expenses to average daily net assets:
Before expense waiver	0.96	% *	0.97%		1.27	% *	0.86	% *	0.87%		1.17	% *
After expense waiver	0.95	% *#	0.95	% #	0.95	% *#	N/A		N/A		0.90	% *#
Net investment income (loss) to average daily net assets	0.76	% *	0.92%		(0.08	)% *	0.84	% *	1.01%		0.53	% *
Portfolio turnover rate	59	% **	100%		79	% **	59	% **	100%		79	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period March 31, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$10.85		$10.71		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.03	***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.72)		0.94		0.75
Total income (loss) from investment operations	(0.71)		0.97		0.73
Less distributions to shareholders:
From net investment income	-		(0.01)		-
From net realized gains	-		(0.82)		(0.02)
Total distributions	-		(0.83)		(0.02)
Net asset value, end of period	$10.14		$10.85		$10.71

Total Return^	(6.54	)% **^^	9.16	% ^^	7.33	% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$224		$109		$107
Ratio of expenses to average daily net assets:
Before expense waiver	1.66	% *	1.67%		1.97	% *
After expense waiver	1.65	% *#	1.65	% #	1.65	% *#
Net investment income (loss) to average daily net assets	0.18	% *	0.23%		(0.22	)% *
Portfolio turnover rate	59	% **	100%		79	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period March 31, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$10.94		$9.75		$9.01		$8.74		$8.33		$6.72
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.00	)***†	(0.01	)***	(0.02	)***	0.03	***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(1.19)		1.19		0.75		0.29		0.41		1.63
Total income (loss) from investment operations	(1.20)		1.19		0.74		0.27		0.44		1.62
Less distributions to shareholders:
From net investment income	-		(0.00	)†	-		-		(0.03)		(0.01)
Total distributions	-		(0.00)		-		-		(0.03)		(0.01)
Net asset value, end of period	$9.74		$10.94		$9.75		$9.01		$8.74		$8.33

Total Return^	(10.97	)%**^^	12.23	% ^^	8.21	% ^^	3.09	% ^^	5.32	% ^^	24.09%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$77,527		$99,385		$39,055		$36,742		$37,377		$26,955
Ratio of expenses to average daily net assets:
Before expense waiver	1.33	% *	1.40%		1.39%		1.39%		1.38%		1.39%
After expense waiver	1.19	% *#	1.30	% #	1.31	% #	N/A		1.38	%#^^^	1.38	%#^^^
Net investment income (loss) to average daily net assets	(0.24	)% *	(0.04)%		(0.12)%		(0.20)%		0.37%		(0.13)%
Portfolio turnover rate	23	% **	43%		98%		28%		22%		23%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.08		$9.87		$9.10		$8.81		$8.39		$6.76
Income (loss) from investment operations:
Net investment income (loss)	(0.00	) ***†	0.02	***	0.01	***	0.00	***†	0.05	***	0.01	***
Net realized and unrealized gain (loss) on investments	(1.21)		1.21		0.77		0.29		0.42		1.63
Total income (loss) from investment operations	(1.21)		1.23		0.78		0.29		0.47		1.64
Less distributions to shareholders:
From net investment income	-		(0.02)		(0.01)		-		(0.05)		(0.01)
Total distributions	-		(0.02)		(0.01)		-		(0.05)		(0.01)
Net asset value, end of period	$9.87		$11.08		$9.87		$9.10		$8.81		$8.39

Total Return^	(10.92	)% **	12.46%		8.52%		3.32%		5.58%		24.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$396,381		$455,542		$280,094		$270,082		$301,734		$302,292
Ratio of expenses to average daily net assets:
Before expense waiver	1.08	% *	1.15%		1.14%		1.14%		1.13%		1.13%
After expense waiver	0.98	% *#	1.06	% #	1.06	% #	N/A		1.13	%#^^^	1.12	%#^^^
Net investment income (loss) to average daily net assets	(0.03	)% *	0.20%		0.13%		0.05%		0.54%		0.14%
Portfolio turnover rate	23	% **	43%		98%		28%		22%		23%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.10		$9.87		$9.11		$8.82	$8.39		$6.77
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.04	***	0.03	***	0.01 ***	0.06	***	0.02	***
Net realized and unrealized gain (loss) on investments	(1.21)		1.21		0.76		0.30	0.43		1.62
Total income (loss) from investment operations	(1.20)		1.25		0.79		0.31	0.49		1.64
Less distributions to shareholders:
From net investment income	-		(0.02)		(0.03)		(0.02)	(0.06)		(0.02)
Total distributions	-		(0.02)		(0.03)		(0.02)	(0.06)		(0.02)
Net asset value, end of period	$9.90		$11.10		$9.87		$9.11	$8.82		$8.39

Total Return^	(10.81	)%**	12.62%		8.64%		3.46%	5.83%		24.26%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$40,832		$53,150		$44,656		$4,732	$4,331		$3,626
Before expense waiver	0.96	% *	1.03%		1.00%		1.02%	1.01%		1.01%
After expense waiver	0.82	% *#	0.93	% #	0.93	% #	N/A	1.01	%#^^^	1.01	%#^^^
Net investment income (loss) to average daily net assets	0.14	% *	0.36%		0.29%		0.17%	0.68%		0.26%
Portfolio turnover rate	23	% **	43%		98%		28%	22%		23%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.13		$9.91		$9.14		$8.84	$8.42		$6.78
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.05	***	0.03	***	0.03 ***	0.07	***	0.03	***
Net realized and unrealized gain (loss) on investments	(1.21)		1.22		0.77		0.30	0.42		1.64
Total income (loss) from investment operations	(1.20)		1.27		0.80		0.33	0.49		1.67
Less distributions to shareholders:
From net investment income	-		(0.05)		(0.03)		(0.03)	(0.07)		(0.03)
Total distributions	-		(0.05)		(0.03)		(0.03)	(0.07)		(0.03)
Net asset value, end of period	$9.93		$11.13		$9.91		$9.14	$8.84		$8.42

Total Return^	(10.78	)%**	12.77%		8.74%		3.68%	5.80%		24.58%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$222,118		$225,943		$66,864		$71,627	$79,072		$91,674
Ratio of expenses to average daily net assets:
Before expense waiver	0.83	% *	0.90%		0.89%		0.88%	0.88%		0.88%
After expense waiver	0.76	% *#	0.81	% #	0.82	% #	N/A	0.87	%#^^^	0.87	%#^^^
Net investment income (loss) to average daily net assets	0.20	% *	0.44%		0.37%		0.30%	0.77%		0.39%
Portfolio turnover rate	23	% **	43%		98%		28%	22%		23%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$10.77		$9.63		$8.92		$8.68		$8.27		$6.69
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.04	)***	(0.04	)***	(0.04	)***	0.01	***	(0.03	)***
Net realized and unrealized gain (loss) on investments	(1.17)		1.18		0.75		0.28		0.41		1.61
Total income (loss) from investment operations	(1.20)		1.14		0.71		0.24		0.42		1.58
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.01)		(0.00	)†
Total distributions	-		-		-		-		(0.01)		(0.00)
Net asset value, end of period	$9.57		$10.77		$9.63		$8.92		$8.68		$8.27

Total Return^	(11.14	)%**^^	11.84	% ^^	7.96	% ^^	2.77	% ^^	5.05	% ^^	23.64	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,929		$3,112		$3,509		$1,957		$2,185		$1,493
Ratio of expenses to average daily net assets:
Before expense waiver	1.63	% *	1.70%		1.69%		1.69%		1.68%		1.69%
After expense waiver	1.51	% *#	1.61	% #	1.61	% #	N/A		1.68	%#^^^	1.69	%#^^^
Net investment income (loss) to average daily net assets	(0.55	)% *	(0.35)%		(0.41)%		(0.50)%		0.08%		(0.45)%
Portfolio turnover rate	23	% **	43%		98%		28%		22%		23%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 6/30/08 (Unaudited)		Period ended 12/31/07+		Six months ended 6/30/08 (Unaudited)		Period ended 12/31/07+		Six months ended 6/30/08 (Unaudited)		Period ended 12/31/07+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.00	***†	0.00	***†	0.00	***†	0.01	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(1.39)		(0.00	)†	(1.39)		(0.00	)†	(1.39)		(0.00	)†
Total income (loss) from investment operations	(1.40)		0.00		(1.39)		0.00		(1.38)		0.00
Net asset value, end of period	$8.60		$10.00		$8.61		$10.00		$8.62		$10.00

Total Return^	(14.00	)%**^^	0.00	%**††^^	(13.90	)%**^	0.00	%**††^	(13.80	)%**^	0.00	%**††^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$111		$100		$86		$100		$86		$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.35	% *	3.08	% *	1.10	% *	2.83	% *	0.95	% *	2.69	% *
After expense waiver	1.25	% **#	1.25	% *#	1.00	% *#	1.00	% *#	0.85	% *#	0.85	% *#
Net investment income (loss) to average daily net assets	(0.19	)% *	0.77	% *	0.06	% *	1.01	% *	0.21	% *	1.16	% *
Portfolio turnover rate	36	% **	0	%**†††	36	% **	0	%**†††	36	% **	0	%**†††
	Class S				Class N
	Six months ended 6/30/08 (Unaudited)		Period ended 12/31/07+		Six months ended 6/30/08 (Unaudited)		Period ended 12/31/07+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.00	***†	(0.02	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	(1.39)		(0.00	)†	(1.39)		(0.00	)†
Total income (loss) from investment operations	(1.38)		0.00		(1.41)		0.00
Net asset value, end of period	$8.62		$10.00		$8.59		$10.00

Total Return^	(13.80	)% **	0.00	% **††	(14.01	)%**^^	(0.10	)%**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$85,874		$99,074		$86		$100
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	% *	2.58	% *	1.65	% *	3.38	% *
After expense waiver	0.80	% *#	0.80	% *#	1.55	% *#	1.55	% *#
Net investment income (loss) to average daily net assets	0.26	% *	0.97	% *	(0.49	)% *	0.46	% *
Portfolio turnover rate	36	% **	0	%**†††	36	% **	0	%**†††

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

††  Amount is less than 0.005%.

†††  Amount is less than 0.5%.

+  For the period December 17, 2007 (commencement of operations) through December 31, 2007.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$10.34		$9.88		$10.29		$9.03		$8.48		$6.97
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.05	)***	(0.05	)***	(0.06	)***	(0.02	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	(1.26)		1.32		0.05		1.32		0.57		1.54
Total income (loss) from investment operations	(1.28)		1.27		0.00		1.26		0.55		1.51
Less distributions to shareholders:
From net realized gains	-		(0.80)		(0.41)		-		-		-
Tax return of capital	-		(0.01)		-		-		-		-
Total distributions	-		(0.81)		(0.41)		-		-		-
Net asset value, end of period	$9.06		$10.34		$9.88		$10.29		$9.03		$8.48
Total Return^	(12.38	)%**^^	12.95	% ^^	(0.02	)% ^^	13.95	% ^^	6.49	% ^^	21.66	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,860		$7,159		$8,278		$3,452		$1,997		$1,374
Ratio of expenses to average daily net assets:
Before expense waiver	1.37	% *	1.36%		1.39%		1.38%		1.37%		1.34%
After expense waiver	N/A		N/A		N/A		1.35	% #	1.25	%#^^^	1.25	%#^^^
Net investment income (loss) to average daily net assets	(0.38	)% *	(0.48)%		(0.55)%		(0.65)%		(0.20)%		(0.34)%
Portfolio turnover rate	48	% **	93%		98%		83%		68%		47%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$10.62		$10.14		$10.53		$9.09		$8.52		$6.99
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	(0.03	)***	(0.05	)***	0.00	***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	(1.29)		1.35		0.05		1.49		0.57		1.54
Total income (loss) from investment operations	(1.30)		1.32		0.02		1.44		0.57		1.53
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.00	)†	-
From net realized gains	-		(0.83)		(0.41)		-		-		-
Tax return of capital	-		(0.01)		-		-		-		-
Total distributions	-		(0.84)		(0.41)		-		(0.00	)†	-
Net asset value, end of period	$9.32		$10.62		$10.14		$10.53		$9.09		$8.52
Total Return^	(12.24	)% **	13.16%		0.17%		15.84%		6.72%		21.89%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,455		$1,572		$1,630		$1,032		$9,272		$7,628
Ratio of expenses to average daily net assets:
Before expense waiver	1.12	% *	1.11%		1.15%		1.09%		1.12%		1.09%
After expense waiver	N/A		N/A		N/A		1.06	% #	1.00	%#^^^	1.00	%#^^^
Net investment income (loss) to average daily net assets	(0.12	)% *	(0.24)%		(0.30)%		(0.55)%		0.04%		(0.08)%
Portfolio turnover rate	48	% **	93%		98%		83%		68%		47%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$10.52		$10.05		$10.42		$9.10		$8.53		$7.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	(0.01	)***	(0.02	)***	(0.02	)***	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	(1.29)		1.34		0.06		1.34		0.57		1.53
Total income (loss) from investment operations	(1.29)		1.33		0.04		1.32		0.59		1.54
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.02)		(0.01)
From net realized gains	-		(0.85)		(0.41)		-		-		-
Tax return of capital	-		(0.01)		-		-		-		-
Total distributions	-		(0.86)		(0.41)		-		(0.02)		(0.01)
Net asset value, end of period	$9.23		$10.52		$10.05		$10.42		$9.10		$8.53
Total Return^	(12.26	)% **	13.36%		0.37%		14.51%		6.86%		22.04%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$11,723		$13,237		$10,043		$12,099		$9,052		$7,697
Ratio of expenses to average daily net assets:
Before expense waiver	0.97	% *	0.96%		0.98%		0.98%		0.97%		0.94%
After expense waiver	N/A		N/A		N/A		0.95	% #	0.85	%#^^^	0.86	%#^^^
Net investment income (loss) to average daily net assets	0.02	% *	(0.08)%		(0.19)%		(0.26)%		0.19%		0.08%
Portfolio turnover rate	48	% **	93%		98%		83%		68%		47%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$10.57		$10.09		$10.46		$9.14		$8.55		$7.01
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	(0.00	)***†	(0.02	)***	(0.02	)***	0.01	***	0.01	***
Net realized and unrealized gain (loss) on investments	(1.29)		1.34		0.06		1.34		0.59		1.54
Total income (loss) from investment operations	(1.29)		1.34		0.04		1.32		0.60		1.55
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.01)		(0.01)
From net realized gains	-		(0.85)		(0.41)		-		-		-
Tax return of capital	-		(0.01)		-		-		-		-
Total distributions	-		(0.86)		(0.41)		-		(0.01)		(0.01)
Net asset value, end of period	$9.28		$10.57		$10.09		$10.46		$9.14		$8.55
Total Return^	(12.20	)% **	13.45%		0.36%		14.44%		7.08%		22.05%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$20,189		$23,465		$20,909		$26,241		$18,791		$33,787
Ratio of expenses to average daily net assets:
Before expense waiver	0.93	% *	0.92%		0.94%		0.94%		0.93%		0.90%
After expense waiver	N/A		N/A		N/A		0.91	% #	0.81	%#^^^	0.81	%#^^^
Net investment income (loss) to average daily net assets	0.06	% *	(0.04)%		(0.15)%		(0.21)%		0.16%		0.11%
Portfolio turnover rate	48	% **	93%		98%		83%		68%		47%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$10.29		$9.86		$10.31		$9.07		$8.42		$6.94
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.08	)***	(0.09	)***	(0.09	)***	(0.07	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(1.27)		1.31		0.05		1.33		0.72		1.53
Total income (loss) from investment operations	(1.30)		1.23		(0.04)		1.24		0.65		1.48
Less distributions to shareholders:
From net realized gains	-		(0.79)		(0.41)		-		-		-
Tax return of capital	-		(0.01)		-		-		-		-
Total distributions	-		(0.80)		(0.41)		-		-		-
Net asset value, end of period	$8.99		$10.29		$9.86		$10.31		$9.07		$8.42

Total Return^	(12.54	)%**^^	12.59	% ^^	(0.41	)% ^^	13.67	% ^^	7.72	% ^^	21.33	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1		$1		$1		$1		$5		$125
Ratio of expenses to average daily net assets:
Before expense waiver	1.67	% *	1.65%		1.69%		1.66%		1.67%		1.64%
After expense waiver	N/A		N/A		N/A		1.63	% #	1.56	%#^^^	1.55	%#^^^
Net investment income (loss) to average daily net assets	(0.75	)% *	(0.77)%		(0.93)%		(0.94)%		(0.83)%		(0.63)%
Portfolio turnover rate	48	% **	93%		98%		83%		68%		47%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.12		$6.06		$6.47		$5.89		$4.96		$3.80
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.05	)***	(0.06	)***	(0.06	)***	(0.04	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.88)		1.11		(0.35)		0.64		0.97		1.18
Total income (loss) from investment operations	(0.91)		1.06		(0.41)		0.58		0.93		1.16
Net asset value, end of period	$6.21		$7.12		$6.06		$6.47		$5.89		$4.96
Total Return^	(12.78	)%**^^	17.49	% ^^	(6.34	)% ^^	9.85	% ^^	18.75	% ^^	30.53%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$79,683		$127,729		$114,139		$137,756		$117,232		$65,102
Ratio of expenses to average daily net assets:
Before expense waiver	1.35	% *	1.36%		1.35%		1.35%		1.36%		1.37%
After expense waiver	N/A		N/A		1.33	% #	1.27	% #	1.30	%#^^^	1.33	%#^^^
Net investment income (loss) to average daily net assets	(0.93	)% *	(0.83)%		(1.01)%		(1.02)%		(0.67)%		(0.56)%
Portfolio turnover rate	15	% **	34%		49%		24%		85%		93%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.26		$6.17		$6.56		$5.97		$5.01		$3.82
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.04	)***	(0.05	)***	(0.05	)***	(0.02	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.90)		1.13		(0.34)		0.64		0.98		1.20
Total income (loss) from investment operations	(0.92)		1.09		(0.39)		0.59		0.96		1.19
Net asset value, end of period	$6.34		$7.26		$6.17		$6.56		$5.97		$5.01
Total Return^	(12.67	)% **	17.67%		(5.95)%		9.88%		19.16%		31.15%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$106,874		$135,033		$192,839		$193,605		$152,518		$76,120
Ratio of expenses to average daily net assets:
Before expense waiver	1.10	% *	1.11%		1.10%		1.10%		1.11%		1.12%
After expense waiver	N/A		N/A		1.08	% #	1.02	% #	1.05	%#^^^	1.08	%#^^^
Net investment income (loss) to average daily net assets	(0.68	)% *	(0.60)%		(0.76)%		(0.77)%		(0.42)%		(0.32)%
Portfolio turnover rate	15	% **	34%		49%		24%		85%		93%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.34		$6.22		$6.61		$6.00		$5.03		$3.83
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.03	)***	(0.04	)***	(0.04	)***	(0.01	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.90)		1.15		(0.35)		0.65		0.98		1.21
Total income (loss) from investment operations	(0.92)		1.12		(0.39)		0.61		0.97		1.20
Net asset value, end of period	$6.42		$7.34		$6.22		$6.61		$6.00		$5.03
Total Return^	(12.53	)% **	18.01%		(5.90)%		10.17%		19.28%		31.33%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$32,802		$48,600		$53,940		$41,705		$32,242		$17,333
Ratio of expenses to average daily net assets:
Before expense waiver	0.95	% *	0.96%		0.95%		0.95%		0.96%		0.97%
After expense waiver	N/A		N/A		0.93	% #	0.87	% #	0.90	%#^^^	0.93	%#^^^
Net investment income (loss) to average daily net assets	(0.52	)% *	(0.44)%		(0.61)%		(0.62)%		(0.27)%		(0.16)%
Portfolio turnover rate	15	% **	34%		49%		24%		85%		93%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.40		$6.26		$6.65		$6.03		$5.05		$3.84
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.02	)***	(0.03	)***	(0.03	)***	(0.01	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.92)		1.16		(0.36)		0.65		0.99		1.21
Total income (loss) from investment operations	(0.93)		1.14		(0.39)		0.62		0.98		1.21
Net asset value, end of period	$6.47		$7.40		$6.26		$6.65		$6.03		$5.05
Total Return^	(12.57	)% **	18.21%		(5.86)%		10.28%		19.41%		31.51%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$196,397		$284,106		$239,162		$240,002		$198,154		$108,281
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	% *	0.86%		0.85%		0.85%		0.86%		0.87%
After expense waiver	N/A		N/A		0.83	% #	0.77	% #	0.80	%#^^^	0.83	%#^^^
Net investment income (loss) to average daily net assets	(0.43	)% *	(0.32)%		(0.51)%		(0.51)%		(0.17)%		(0.06)%
Portfolio turnover rate	15	% **	34%		49%		24%		85%		93%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$6.98		$5.96		$6.37		$5.83		$4.92		$3.77
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.07	)***	(0.08	)***	(0.08	)***	(0.05	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(0.87)		1.09		(0.33)		0.62		0.96		1.19
Total income (loss) from investment operations	(0.91)		1.02		(0.41)		0.54		0.91		1.15
Net asset value, end of period	$6.07		$6.98		$5.96		$6.37		$5.83		$4.92
Total Return^	(13.04	)%**^^	17.11	% ^^	(6.44	)% ^^	9.26	% ^^	18.50	% ^^	30.50	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$120		$944		$1,203		$1,034		$1,144		$636
Ratio of expenses to average daily net assets:
Before expense waiver	1.65	% *	1.66%		1.65%		1.65%		1.66%		1.68%
After expense waiver	N/A		N/A		1.63	% #	1.57	% #	1.59	%#^^^	1.64	%#^^^
Net investment income (loss) to average daily net assets	(1.24	)% *	(1.13)%		(1.31)%		(1.32)%		(0.99)%		(0.91)%
Portfolio turnover rate	15	% **	34%		49%		24%		85%		93%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$5.16		$4.37		$4.12		$4.09		$3.74		$2.53
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	(0.02	)***	(0.02	)***	0.00	***†	(0.03	)***
Net realized and unrealized gain (loss) on investments	(0.62)		0.82		0.27		0.05		0.35		1.24
Total income (loss) from investment operations	(0.63)		0.79		0.25		0.03		0.35		1.21
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.00	)†	-
Total distributions	-		-		-		-		(0.00)		-
Net asset value, end of period	$4.53		$5.16		$4.37		$4.12		$4.09		$3.74
Total Return^	(12.21	)%**^^	17.81	% ^^	6.31	% ^^	0.73	% ^^	9.47	% ^^	47.83%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$19,165		$22,454		$21,627		$26,216		$32,176		$30,349
Ratio of expenses to average daily net assets:
Before expense waiver	1.14	% *	1.16%		1.15%		1.11%		1.12%		1.17%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.12	% #
Net investment income (loss) to average daily net assets	(0.54	)% *	(0.57)%		(0.50)%		(0.50)%		0.12%		(0.86)%
Portfolio turnover rate	3	% **	29%		7%		17%		30%		66%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$5.25		$4.44		$4.17		$4.13		$3.77		$2.54
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.02	)***	(0.01	)***	(0.01	)***	0.01	***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.62)		0.83		0.28		0.05		0.36		1.25
Total income (loss) from investment operations	(0.63)		0.81		0.27		0.04		0.37		1.23
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.01)		-
Total distributions	-		-		-		-		(0.01)		-
Net asset value, end of period	$4.62		$5.25		$4.44		$4.17		$4.13		$3.77
Total Return^	(12.00	)% **	18.24%		6.47%		0.97%		9.82%		48.43%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,121		$10,335		$9,960		$13,000		$13,101		$15,508
Ratio of expenses to average daily net assets:
Before expense waiver	0.90	% *	0.91%		0.90%		0.86%		0.87%		0.91%
After expense waiver	N/A		N/A		N/A		N/A		N/A		0.87	% #
Net investment income (loss) to average daily net assets	(0.28	)% *	(0.32)%		(0.26)%		(0.24)%		0.26%		(0.61)%
Portfolio turnover rate	3	% **	29%		7%		17%		30%		66%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$5.30		$4.47		$4.19		$4.15		$3.79	$2.54
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.01	)***	(0.01	)***	(0.00	)***†	0.02 ***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.64)		0.84		0.29		0.04		0.36	1.26
Total income (loss) from investment operations	(0.64)		0.83		0.28		0.04		0.38	1.25
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.02)	-
Total distributions	-		-		-		-		(0.02)	-
Net asset value, end of period	$4.66		$5.30		$4.47		$4.19		$4.15	$3.79
Total Return^	(12.08	)% **	18.57%		6.68%		0.96%		9.98%	48.63%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,935		$3,160		$1,495		$2,628		$3,777	$3,827
Ratio of expenses to average daily net assets:
Before expense waiver	0.74	% *	0.77%		0.75%		0.71%		0.72%	0.77%
After expense waiver	N/A		N/A		N/A		N/A		N/A	0.73	% #
Net investment income (loss) to average daily net assets	(0.13	)% *	(0.18)%		(0.12)%		(0.11)%		0.49%	(0.45)%
Portfolio turnover rate	3	% **	29%		7%		17%		30%	66%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$5.35		$4.51		$4.22		$4.17		$3.81	$2.56
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.00	)***†	(0.00	)***†	(0.00	)***†	0.02 ***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.64)		0.84		0.29		0.05		0.36	1.26
Total income (loss) from investment operations	(0.64)		0.84		0.29		0.05		0.38	1.25
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.02)	-
Total distributions	-		-		-		-		(0.02)	-
Net asset value, end of period	$4.71		$5.35		$4.51		$4.22		$4.17	$3.81
Total Return^	(11.96	)% **	18.63%		6.87%		1.20%		10.00%	48.83%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$16,601		$21,630		$16,179		$19,404		$25,880	$26,424
Ratio of expenses to average daily net assets:
Before expense waiver	0.64	% *	0.66%		0.65%		0.61%		0.62%	0.67%
After expense waiver	N/A		N/A		N/A		N/A		N/A	0.63	% #
Net investment income (loss) to average daily net assets	(0.04	)% *	(0.07)%		(0.00	)% ††	(0.01)%		0.45%	(0.36)%
Portfolio turnover rate	3	% **	29%		7%		17%		30%	66%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

††  Amount is less than 0.005%.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$5.07		$4.31		$4.07		$4.05		$3.71		$2.52
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.04	)***	(0.03	)***	(0.03	)***	0.00	***†	(0.04	)***
Net realized and unrealized gain (loss) on investments	(0.61)		0.80		0.27		0.05		0.34		1.23
Total income (loss) from investment operations	(0.63)		0.76		0.24		0.02		0.34		1.19
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.00	)†	-
Total distributions	-		-		-		-		(0.00	)†	-
Net asset value, end of period	$4.44		$5.07		$4.31		$4.07		$4.05		$3.71
Total Return^	(12.43	)%**^^	17.63	% ^^	5.90	% ^^	0.49	% ^^	9.25	% ^^	47.22	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$183		$494		$445		$451		$432		$150
Ratio of expenses to average daily net assets:
Before expense waiver	1.44	% *	1.46%		1.45%		1.41%		1.41%		1.46%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.42	% #
Net investment income (loss) to average daily net assets	(0.80	)% *	(0.87)%		(0.79)%		(0.79)%		0.11%		(1.15)%
Portfolio turnover rate	3	% **	29%		7%		17%		30%		66%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$16.09		$18.08		$16.70		$17.78		$16.92		$11.94
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05	***	0.25	***	(0.00	)***†	(0.07	)***	(0.06	)***
Net realized and unrealized gain (loss) on investments	(2.64)		0.25		3.02		0.53		1.96		5.45
Total income (loss) from investment operations	(2.61)		0.30		3.27		0.53		1.89		5.39
Less distributions to shareholders:
From net investment income	-		(0.03)		(0.26)		(0.01)		-		(0.00	)†
From net realized gains	-		(2.26)		(1.63)		(1.60)		(1.03)		(0.41)
Total distributions	-		(2.29)		(1.89)		(1.61)		(1.03)		(0.41)
Net asset value, end of period	$13.48		$16.09		$18.08		$16.70		$17.78		$16.92
Total Return^	(16.22	)%**^^	1.52	% ^^	19.65	% ^^	2.98	% ^^	11.33	% ^^	45.13%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$169,333		$224,393		$275,925		$252,047		$228,871		$158,981
Ratio of expenses to average daily net assets:
Before expense waiver	1.32	% *	1.30%		1.29%		1.30%		1.30%		1.30%
After expense waiver	N/A		N/A		N/A		N/A		1.28	%#^^^	1.29	%#^^^
Net investment income (loss) to average daily net assets	0.36	% *	0.29%		1.39%		(0.01)%		(0.40)%		(0.40)%
Portfolio turnover rate	21	% **	44%		36%		31%		32%		31%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$16.36		$18.34		$16.91		$17.98		$17.05		$12.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.08	***	0.30	***	0.05	***	(0.03	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(2.69)		0.27		3.06		0.53		1.99		5.48
Total income (loss) from investment operations	(2.64)		0.35		3.36		0.58		1.96		5.46
Less distributions to shareholders:
From net investment income	-		(0.07)		(0.30)		(0.05)		-		(0.00	)†
From net realized gains	-		(2.26)		(1.63)		(1.60)		(1.03)		(0.41)
Total distributions	-		(2.33)		(1.93)		(1.65)		(1.03)		(0.41)
Net asset value, end of period	$13.72		$16.36		$18.34		$16.91		$17.98		$17.05
Total Return^	(16.14	)% **	1.79%		19.94%		3.26%		11.65%		45.49%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$121,279		$159,281		$203,635		$180,827		$163,742		$114,730
Ratio of expenses to average daily net assets:
Before expense waiver	1.07	% *	1.05%		1.04%		1.05%		1.05%		1.05%
After expense waiver	N/A		N/A		N/A		N/A		1.03	%#^^^	1.04	%#^^^
Net investment income (loss) to average daily net assets	0.61	% *	0.39%		1.66%		0.26%		(0.16)%		(0.16)%
Portfolio turnover rate	21	% **	44%		36%		31%		32%		31%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$16.49		$18.47	$17.02	$18.08	$17.12		$12.03
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.09 ***	0.32 ***	0.07 ***	(0.00	)***†	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(2.71)		0.29	3.09	0.55	1.99		5.50
Total income (loss) from investment operations	(2.65)		0.38	3.41	0.62	1.99		5.50
Less distributions to shareholders:
From net investment income	-		(0.10)	(0.33)	(0.08)	-		(0.00	)†
From net realized gains	-		(2.26)	(1.63)	(1.60)	(1.03)		(0.41)
Total distributions	-		(2.36)	(1.96)	(1.68)	(1.03)		(0.41)
Net asset value, end of period	$13.84		$16.49	$18.47	$17.02	$18.08		$17.12
Total Return^	(16.07	)%**	1.92%	20.12%	3.44%	11.78%		45.71%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$102,203		$131,434	$144,555	$116,392	$94,538		$78,549
Ratio of expenses to average daily net assets:
Before expense waiver	0.92	% *	0.90%	0.89%	0.90%	0.90%		0.89%
After expense waiver	N/A		N/A	N/A	N/A	0.88	%#^^^	0.89	%#^^^
Net investment income (loss) to average daily net assets	0.76	% *	0.49%	1.79%	0.40%	(0.01)%		(0.01)%
Portfolio turnover rate	21	% **	44%	36%	31%	32%		31%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$16.62		$18.59	$17.11	$18.18	$17.19		$12.06
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.13 ***	0.34 ***	0.09 ***	0.01	***	0.01	***
Net realized and unrealized gain (loss) on investments	(2.74)		0.28	3.12	0.54	2.01		5.53
Total income (loss) from investment operations	(2.67)		0.41	3.46	0.63	2.02		5.54
Less distributions to shareholders:
From net investment income	-		(0.12)	(0.35)	(0.10)	-		(0.00	)†
From net realized gains	-		(2.26)	(1.63)	(1.60)	(1.03)		(0.41)
Total distributions	-		(2.38)	(1.98)	(1.70)	(1.03)		(0.41)
Net asset value, end of period	$13.95		$16.62	$18.59	$17.11	$18.18		$17.19
Total Return^	(16.06	)%**	2.07%	20.28%	3.45%	11.91%		45.94%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$253,314		$349,391	$348,859	$354,769	$326,445		$293,759
Ratio of expenses to average daily net assets:
Before expense waiver	0.82	% *	0.80%	0.79%	0.80%	0.80%		0.80%
After expense waiver	N/A		N/A	N/A	N/A	0.78	%#^^^	0.79	%#^^^
Net investment income (loss) to average daily net assets	0.86	% *	0.67%	1.89%	0.50%	0.08%		0.09%
Portfolio turnover rate	21	% **	44%	36%	31%	32%		31%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$15.77		$17.79		$16.48		$17.60		$16.81		$11.90
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	(0.02	)***	0.18	***	(0.05	)***	(0.12	)***	(0.11	)***
Net realized and unrealized gain (loss) on investments	(2.58)		0.26		2.99		0.53		1.94		5.43
Total income (loss) from investment operations	(2.58)		0.24		3.17		0.48		1.82		5.32
Less distributions to shareholders:
From net investment income	-		-		(0.23)		-		-		(0.00	)†
From net realized gains	-		(2.26)		(1.63)		(1.60)		(1.03)		-
Tax return of capital	-		-		-		-		-		(0.41)
Total distributions	-		(2.26)		(1.86)		(1.60)		(1.03)		(0.41)
Net asset value, end of period	$13.19		$15.77		$17.79		$16.48		$17.60		$16.81
Total Return^	(16.36	)%**^^	1.21	% ^^	19.35	% ^^	2.61	% ^^	11.05	% ^^	44.70	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,210		$2,723		$2,567		$1,820		$1,006		$904
Ratio of expenses to average daily net assets:
Before expense waiver	1.62	% *	1.60%		1.60%		1.60%		1.60%		1.61%
After expense waiver	N/A		N/A		N/A		N/A		1.58	%#^^^	1.60	%#^^^
Net investment income (loss) to average daily net assets	0.06	% *	(0.08)%		1.03%		(0.27)%		(0.72)%		(0.70)%
Portfolio turnover rate	21	% **	44%		36%		31%		32%		31%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+		Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$9.72		$11.40		$10.00		$9.75		$11.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.09	***	0.02	***	0.04	***	0.11 ***	0.05	***
Net realized and unrealized gain (loss) on investments	(1.74)		(1.10)		1.41		(1.74)		(1.10)	1.39
Total income (loss) from investment operations	(1.71)		(1.01)		1.43		(1.70)		(0.99)	1.44
Less distributions to shareholders:
From net investment income	-		(0.04)		(0.02)		-		(0.05)	(0.01)
From net realized gains	-		(0.63)		(0.01)		-		(0.63)	(0.01)
Total distributions	-		(0.67)		(0.03)		-		(0.68)	(0.02)
Net asset value, end of period	$8.01		$9.72		$11.40		$8.05		$9.75	$11.42
Total Return^	(17.59	)%**^^	(8.97	)% ^^	14.27	%**^^	(17.54	)% **	(8.74)%	14.47	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,461		$9,490		$497		$45,744		$74,131	$1,628
Ratio of expenses to average daily net assets:
Before expense waiver	1.30	% *	1.30%		2.02	% *	1.05	% *	1.05%	1.77	% *
After expense waiver	N/A		N/A		1.38	% *#	N/A		N/A	1.13	% *#
Net investment income (loss) to average daily net assets	0.70	% *	0.82%		0.45	% *	0.95	% *	0.95%	1.31	% *
Portfolio turnover rate	14	% **	49%		7	% **	14	% **	49%	7	% **
	Class Y						Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+		Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$9.75		$11.43		$10.00		$9.75		$11.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.17	***	0.03	***	0.05	***	0.14 ***	0.06	***
Net realized and unrealized gain (loss) on investments	(1.76)		(1.15)		1.40		(1.74)		(1.10)	1.39
Total income (loss) from investment operations	(1.70)		(0.98)		1.43		(1.69)		(0.96)	1.45
Less distributions to shareholders:
From net investment income	-		(0.07)		-		-		(0.08)	(0.02)
From net realized gains	-		(0.63)		-		-		(0.63)	(0.01)
Total distributions	-		(0.70)		-		-		(0.71)	(0.03)
Net asset value, end of period	$8.05		$9.75		$11.43		$8.06		$9.75	$11.42
Total Return^	(17.44	)% **	(8.66)%		14.42	% **	(17.44	)% **	(8.53)%	14.50	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,274		$1,163		-		$96,596		$123,216	$60,708
Ratio of expenses to average daily net assets:
Before expense waiver	0.90	% *	0.90%		1.62	% *	0.80	% *	0.80%	1.52	% *
After expense waiver	N/A		N/A		0.98	% *#	N/A		N/A	0.88	% *#
Net investment income (loss) to average daily net assets	1.37	% *	1.45%		0.68	% *	1.23	% *	1.19%	1.51	% *
Portfolio turnover rate	14	% **	49%		7	% **	14	% **	49%	7	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period August 29, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$9.75		$11.41		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	(0.00	)***†	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(1.75)		(1.03)		1.41
Total income (loss) from investment operations	(1.73)		(1.03)		1.41
Less distributions to shareholders:
From net realized gains	-		(0.63)		-
Total distributions	-		(0.63)		-
Net asset value, end of period	$8.02		$9.75		$11.41
Total Return^	(17.74	)% **^^	(9.13	)% ^^	14.22	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36		$38		-
Ratio of expenses to average daily net assets:
Before expense waiver	1.60	% *	1.60%		2.32	% *
After expense waiver	N/A		N/A		1.68	% *#
Net investment income (loss) to average daily net assets	0.48	% *	(0.00	)% ††	(0.02	)% *
Portfolio turnover rate	14	% **	49%		7	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

††  Amount is less than 0.005%.

+  For the period August 29, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+		Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$9.34		$10.90		$10.00		$9.36		$10.91	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.18	***	0.10	***	0.06	***	0.20 ***	0.13	***
Net realized and unrealized gain (loss) on investments	(1.23)		(1.53)		0.84		(1.22)		(1.53)	0.83
Total income (loss) from investment operations	(1.18)		(1.35)		0.94		(1.16)		(1.33)	0.96
Less distributions to shareholders:
From net investment income	-		(0.13)		(0.04)		-		(0.14)	(0.05)
From net realized gains	-		(0.08)		-		-		(0.08)	-
Total distributions	-		(0.21)		(0.04)		-		(0.22)	(0.05)
Net asset value, end of period	$8.16		$9.34		$10.90		$8.20		$9.36	$10.91
Total Return^	(12.42	)%**^^	(12.35	)% ^^	9.32	%**^^	(12.29	)% **	(12.22)%	9.61	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,232		$15,737		$3,653		$30,783		$42,168	$1,041
Ratio of expenses to average daily net assets:
Before expense waiver	1.35	% *	1.35%		1.72	% *	1.10	% *	1.10%	1.47	% *
After expense waiver	N/A		N/A		1.40	% *#	N/A		N/A	1.15	% *#
Net investment income (loss) to average daily net assets	1.09	% *	1.74%		1.23	% *	1.35	% *	1.91%	1.69	% *
Portfolio turnover rate	59	% **	68%		63	% **	59	% **	68%	63%
	Class Y						Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+		Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$9.36		$10.91		$10.00		$9.37		$10.91	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.24	***	0.10	***	0.07	***	0.24 ***	0.11	***
Net realized and unrealized gain (loss) on investments	(1.21)		(1.56)		0.86		(1.22)		(1.54)	0.85
Total income (loss) from investment operations	(1.15)		(1.32)		0.96		(1.15)		(1.30)	0.96
Less distributions to shareholders:
From net investment income	-		(0.15)		(0.05)		-		(0.16)	(0.05)
From net realized gains	-		(0.08)		-		-		(0.08)	-
Total distributions	-		(0.23)		(0.05)		-		(0.24)	(0.05)
Net asset value, end of period	$8.21		$9.36		$10.91		$8.22		$9.37	$10.91
Total Return^	(12.29	)% **	(12.06)%		9.61	% **	(12.17	)% **	(12.02)%	9.74	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,167		$9,343		$2,402		$82,380		$90,057	$29,939
Ratio of expenses to average daily net assets:
Before expense waiver	0.95	% *	0.95%		1.32	% *	0.85	% *	0.85%	1.22	% *
After expense waiver	N/A		N/A		1.00	% *#	N/A		N/A	0.95	% *#
Net investment income (loss) to average daily net assets	1.48	% *	2.27%		1.34	% *	1.59	% *	2.21%	1.40	% *
Portfolio turnover rate	59	% **	68%		63	% **	59	% **	68%	63	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period March 31, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$9.34		$10.91		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.16	***	0.04	***
Net realized and unrealized gain (loss) on investments	(1.21)		(1.54)		0.87
Total income (loss) from investment operations	(1.18)		(1.38)		0.91
Less distributions to shareholders:
From net investment income	-		(0.11)		-
From net realized gains	-		(0.08)		-
Total distributions	-		(0.19)		-
Net asset value, end of period	$8.16		$9.34		$10.91
Total Return^	(12.53	)% **^^	(12.64	)% ^^	9.10	%**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$327		$284		$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.65	% *	1.65%		2.02	%*
After expense waiver	N/A		N/A		1.70	%*#
Net investment income (loss) to average daily net assets	0.79	% *	1.52%		0.50	%*
Portfolio turnover rate	59	% **	68%		63	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period March 31, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$12.59		$15.32		$14.28		$14.28		$11.96		$8.66
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.02	***	(0.03	)***	(0.03	)***	0.00	***†	0.02	***
Net realized and unrealized gain (loss) on investments	(0.33)		(0.36)		2.07		0.68		2.65		3.31
Total income (loss) from investment operations	(0.33)		(0.34)		2.04		0.65		2.65		3.33
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.01)
From net realized gains	-		(2.39)		(1.00)		(0.65)		(0.33)		(0.02)
Total distributions	-		(2.39)		(1.00)		(0.65)		(0.33)		(0.03)
Net asset value, end of period	$12.26		$12.59		$15.32		$14.28		$14.28		$11.96
Total Return^	(2.62	)%**^^	(2.09	)%^^	14.46	% ^^	4.56	% ^^	22.30	% ^^	38.66	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$117,142		$132,697		$174,732		$136,675		$115,807		$44,754
Ratio of expenses to average daily net assets:
Before expense waiver	1.49	% *	1.49%		1.49%		1.49%		1.49%		1.51%
After expense waiver	N/A		N/A		N/A		N/A		1.44	%#^^^	1.41	%#^^^
Net investment income (loss) to average daily net assets	0.03	% *	0.11%		(0.18)%		(0.24)%		(0.02)%		0.17%
Portfolio turnover rate	18	% **	39%		50%		56%		36%		58%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$12.70		$15.43		$14.34		$14.31		$11.96		$8.65
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.05	***	0.01	***	0.00	***†	0.03	***	0.05	***
Net realized and unrealized gain (loss) on investments	(0.33)		(0.36)		2.08		0.68		2.67		3.31
Total income (loss) from investment operations	(0.31)		(0.31)		2.09		0.68		2.70		3.36
Less distributions to shareholders:
From net investment income	-		(0.03)		-		-		(0.02)		(0.03)
From net realized gains	-		(2.39)		(1.00)		(0.65)		(0.33)		(0.02)
Total distributions	-		(2.42)		(1.00)		(0.65)		(0.35)		(0.05)
Net asset value, end of period	$12.39		$12.70		$15.43		$14.34		$14.31		$11.96
Total Return^	(2.44	)% **	(1.89)%		14.75%		4.76%		22.68%		38.92%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$87,338		$103,887		$163,441		$125,631		$116,485		$37,776
Ratio of expenses to average daily net assets:
Before expense waiver	1.24	% *	1.24%		1.24%		1.24%		1.24%		1.26%
After expense waiver	N/A		N/A		N/A		N/A		1.19	%#^^^	1.17	%#^^^
Net investment income (loss) to average daily net assets	0.28	% *	0.32%		0.07%		0.00	% ††	0.24%		0.45%
Portfolio turnover rate	18	% **	39%		50%		56%		36%		58%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

††  Amount is less than 0.005%.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$12.80		$15.53	$14.41	$14.35	$11.99		$8.66
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.07 ***	0.04 ***	0.02 ***	0.05	***	0.06	***
Net realized and unrealized gain (loss) on investments	(0.34)		(0.36)	2.09	0.69	2.67		3.33
Total income (loss) from investment operations	(0.31)		(0.29)	2.13	0.71	2.72		3.39
Less distributions to shareholders:
From net investment income	-		(0.05)	(0.01)	-	(0.03)		(0.04)
From net realized gains	-		(2.39)	(1.00)	(0.65)	(0.33)		(0.02)
Total distributions	-		(2.44)	(1.01)	(0.65)	(0.36)		(0.06)
Net asset value, end of period	$12.49		$12.80	$15.53	$14.41	$14.35		$11.99
Total Return^	(2.42	)%**	(1.72)%	14.93%	4.96%	22.80%		39.16%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$91,591		$100,730	$174,630	$98,126	$100,488		$46,409
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	% *	1.09%	1.09%	1.09%	1.09%		1.11%
After expense waiver	N/A		N/A	N/A	N/A	1.04	%#^^^	1.01	%#^^^
Net investment income (loss) to average daily net assets	0.43	% *	0.47%	0.22%	0.13%	0.37%		0.58%
Portfolio turnover rate	18	% **	39%	50%	56%	36%		58%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$12.84		$15.58	$14.46	$14.39	$12.02		$8.67
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.09 ***	0.04 ***	0.03 ***	0.05	***	0.06	***
Net realized and unrealized gain (loss) on investments	(0.33)		(0.38)	2.09	0.69	2.68		3.35
Total income (loss) from investment operations	(0.30)		(0.29)	2.13	0.72	2.73		3.41
Less distributions to shareholders:
From net investment income	-		(0.06)	(0.01)	-	(0.03)		(0.04)
From net realized gains	-		(2.39)	(1.00)	(0.65)	(0.33)		(0.02)
Total distributions	-		(2.45)	(1.01)	(0.65)	(0.36)		(0.06)
Net asset value, end of period	$12.54		$12.84	$15.58	$14.46	$14.39		$12.02
Total Return^	(2.41	)%**	(1.68)%	14.97%	5.01%	22.86%		39.37%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$248,626		$241,742	$288,826	$221,271	$188,743		$80,661
Ratio of expenses to average daily net assets:
Before expense waiver	1.05	% *	1.05%	1.05%	1.05%	1.05%		1.07%
After expense waiver	N/A		N/A	N/A	N/A	1.00	%#^^^	0.97	%#^^^
Net investment income (loss) to average daily net assets	0.47	% *	0.58%	0.26%	0.20%	0.40%		0.58%
Portfolio turnover rate	18	% **	39%	50%	56%	36%		58%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$12.31		$15.08		$14.11		$14.16		$11.90		$8.63
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.02	)***	(0.07	)***	(0.08	)***	(0.05	)***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.32)		(0.36)		2.04		0.68		2.64		3.30
Total income (loss) from investment operations	(0.34)		(0.38)		1.97		0.60		2.59		3.29
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.00	)†
From net realized gains	-		(2.39)		(1.00)		(0.65)		(0.33)		(0.02)
Total distributions	-		(2.39)		(1.00)		(0.65)		(0.33)		(0.02)
Net asset value, end of period	$11.97		$12.31		$15.08		$14.11		$14.16		$11.90
Total Return^	(2.76	)%**^^	(2.40	)% ^^	14.14	% ^^	4.25	% ^^	21.91	% ^^	38.20	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,571		$1,633		$1,398		$1,251		$916		$564
Ratio of expenses to average daily net assets:
Before expense waiver	1.79	% *	1.79%		1.79%		1.79%		1.79%		1.81%
After expense waiver	N/A		N/A		N/A		N/A		1.74	%#^^^	1.72	%#^^^
Net investment income (loss) to average daily net assets	(0.27	)% *	(0.13)%		(0.48)%		(0.54)%		(0.37)%		(0.08)%
Portfolio turnover rate	18	% **	39%		50%		56%		36%		58%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $  0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.35		$10.35		$9.82		$8.74		$7.64		$5.87
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.08	)***	0.02	***	(0.05	)***	(0.05	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(1.17)		1.08		0.53		1.13		1.15		1.82
Total income (loss) from investment operations	(1.20)		1.00		0.55		1.08		1.10		1.77
Less distributions to shareholders:
From net investment income	-		-		(0.02)		-		-		-
Total distributions	-		-		(0.02)		-		-		-
Net asset value, end of period	$10.15		$11.35		$10.35		$9.82		$8.74		$7.64
Total Return^	(10.57	)% **	9.66	% ^^	5.47	% ^^	12.47	% ^^	14.40	% ^^	30.15%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$19,765		$27,120		$30,406		$34,053		$29,642		$37,976
Ratio of expenses to average daily net assets:
Before expense waiver	1.34	% *	1.30%		1.31%		1.30%		1.30%		1.30%
After expense waiver	N/A		N/A		N/A		N/A		1.27	%#^^^	1.26	%#^^^
Net investment income (loss) to average daily net assets	(0.65	)% *	(0.72)%		0.18%		(0.59)%		(0.68)%		(0.78)%
Portfolio turnover rate	78	% **	193%		130%		117%		93%		128%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.58		$10.53		$10.00		$8.87		$7.73		$5.93
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.05	)***	0.05	***	(0.03	)***	(0.03	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(1.20)		1.10		0.52		1.16		1.17		1.84
Total income (loss) from investment operations	(1.22)		1.05		0.57		1.13		1.14		1.80
Less distributions to shareholders:
From net investment income	-		-		(0.04)		-		-		-
Total distributions	-		-		(0.04)		-		-		-
Net asset value, end of period	$10.36		$11.58		$10.53		$10.00		$8.87		$7.73
Total Return^	(10.45	)% **	9.97%		5.74%		12.74%		14.75%		30.35%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30,449		$38,904		$33,742		$42,353		$39,546		$35,668
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	% *	1.05%		1.06%		1.05%		1.06%		1.05%
After expense waiver	N/A		N/A		N/A		N/A		1.02	%#^^^	1.01	%#^^^
Net investment income (loss) to average daily net assets	(0.39	)% *	(0.48)%		0.43%		(0.35)%		(0.44)%		(0.54)%
Portfolio turnover rate	78	% **	193%		130%		117%		93%		128%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.70		$10.62		$10.08	$8.94		$7.78		$5.95
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	0.06 ***	(0.02	)***	(0.02	)***	(0.03	)***
Net realized and unrealized gain (loss) on investments	(1.21)		1.11		0.54	1.16		1.18		1.86
Total income (loss) from investment operations	(1.22)		1.08		0.60	1.14		1.16		1.83
Less distributions to shareholders:
From net investment income	-		-		(0.06)	-		-		-
Total distributions	-		-		(0.06)	-		-		-
Net asset value, end of period	$10.48		$11.70		$10.62	$10.08		$8.94		$7.78
Total Return^	(10.43	)% **	10.17%		5.90%	12.86%		14.91%		30.76%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,238		$5,944		$19,475	$21,345		$15,791		$16,202
Ratio of expenses to average daily net assets:
Before expense waiver	0.94	% *	0.90%		0.91%	0.90%		0.90%		0.90%
After expense waiver	N/A		N/A		N/A	N/A		0.87	%#^^^	0.86	%#^^^
Net investment income (loss) to average daily net assets	(0.24	)% *	(0.30)%		0.55%	(0.19)%		(0.29)%		(0.38)%
Portfolio turnover rate	78	% **	193%		130%	117%		93%		128%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.74		$10.65		$10.12	$8.97		$7.79		$5.96
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	0.06 ***	(0.01	)***	(0.02	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(1.21)		1.12		0.54	1.16		1.20		1.85
Total income (loss) from investment operations	(1.22)		1.09		0.60	1.15		1.18		1.83
Less distributions to shareholders:
From net investment income	-		-		(0.07)	-		-		-
Total distributions	-		-		(0.07)	-		-		-
Net asset value, end of period	$10.52		$11.74		$10.65	$10.12		$8.97		$7.79
Total Return^	(10.39	)% **	10.23%		5.97%	12.82%		15.15%		30.70%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$84,204		$86,268		$68,251	$70,676		$50,160		$68,504
Ratio of expenses to average daily net assets:
Before expense waiver	0.87	% *	0.83%		0.84%	0.83%		0.83%		0.83%
After expense waiver	N/A		N/A		N/A	N/A		0.80	%#^^^	0.79	%#^^^
Net investment income (loss) to average daily net assets	(0.17	)% *	(0.26)%		0.59%	(0.12)%		(0.22)%		(0.32)%
Portfolio turnover rate	78	% **	193%		130%	117%		93%		128%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.17		$10.21		$9.71		$8.67		$7.59		$5.85
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)***	(0.11	)***	(0.00	)***†	(0.08	)***	(0.08	)***	(0.07	)***
Net realized and unrealized gain (loss) on investments	(1.15)		1.07		0.50		1.12		1.16		1.81
Total income (loss) from investment operations	(1.20)		0.96		0.50		1.04		1.08		1.74
Net asset value, end of period	$9.97		$11.17		$10.21		$9.71		$8.67		$7.59

Total Return^	(10.74	)%**^^	9.40	% ^^	5.15	% ^^	12.00	% ^^	14.23	% ^^	29.74	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$307		$336		$246		$167		$149		$137
Ratio of expenses to average daily net assets:
Before expense waiver	1.64	% *	1.60%		1.61%		1.60%		1.60%		1.60%
After expense waiver	N/A		N/A		N/A		N/A		1.57	%#^^^	1.56	%#^^^
Net investment income (loss) to average daily net assets	(0.94	)% *	(1.02)%		(0.01)%		(0.89)%		(0.99)%		(1.09)%
Portfolio turnover rate	78	% **	193%		130%		117%		93%		128%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$14.75		$14.05		$14.13		$13.09		$11.17		$8.12
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)***	(0.07	)***	(0.04	)***	(0.09	)***	(0.10	)***	(0.09	)***
Net realized and unrealized gain (loss) on investments	(0.91)		2.26		1.01		1.74		2.04		3.14
Total income (loss) from investment operations	(0.96)		2.19		0.97		1.65		1.94		3.05
Less distributions to shareholders:
From net realized gains	-		(1.49)		(1.05)		(0.61)		(0.02)		-
Total distributions	-		(1.49)		(1.05)		(0.61)		(0.02)		-
Net asset value, end of period	$13.79		$14.75		$14.05		$14.13		$13.09		$11.17
Total Return^	(6.51	)%**^^	15.74	% ^^	6.97	% ^^	12.63	% ^^	17.41	% ^^	37.56%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$349,531		$397,924		$318,260		$310,072		$208,278		$93,526
Ratio of expenses to average daily net assets:
Before expense waiver	1.35	% *	1.34%		1.35%		1.35%		1.35%		1.35%
After expense waiver	N/A		N/A		N/A		N/A		1.34	%#^^^	1.34	%#^^^
Net investment income (loss) to average daily net assets	(0.70	)% *	(0.47)%		(0.29)%		(0.68)%		(0.89)%		(0.93)%
Portfolio turnover rate	18	% **	41%		42%		28%		42%		54%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$15.02		$14.28		$14.34		$13.24		$11.27		$8.17
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.03	)***	(0.01	)***	(0.06	)***	(0.08	)***	(0.07	)***
Net realized and unrealized gain (loss) on investments	(0.93)		2.29		1.04		1.77		2.07		3.17
Total income (loss) from investment operations	(0.96)		2.26		1.03		1.71		1.99		3.10
Less distributions to shareholders:
From net realized gains	-		(1.52)		(1.09)		(0.61)		(0.02)		-
Total distributions	-		(1.52)		(1.09)		(0.61)		(0.02)		-
Net asset value, end of period	$14.06		$15.02		$14.28		$14.34		$13.24		$11.27
Total Return^	(6.39	)% **	15.99%		7.28%		12.94%		17.70%		37.94%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$462,009		$546,924		$531,194		$508,296		$403,972		$225,279
Ratio of expenses to average daily net assets:
Before expense waiver	1.10	% *	1.09%		1.10%		1.10%		1.10%		1.10%
After expense waiver	N/A		N/A		N/A		N/A		1.09	%#^^^	1.09	%#^^^
Net investment income (loss) to average daily net assets	(0.45	)% *	(0.21)%		(0.05)%		(0.43)%		(0.65)%		(0.68)%
Portfolio turnover rate	18	% **	41%		42%		28%		42%		54%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$15.19		$14.43		$14.48	$13.35		$11.34		$8.21
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.01	)***	0.01 ***	(0.04	)***	(0.06	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(0.93)		2.32		1.06	1.78		2.09		3.18
Total income (loss) from investment operations	(0.95)		2.31		1.07	1.74		2.03		3.13
Less distributions to shareholders:
From net realized gains	-		(1.55)		(1.12)	(0.61)		(0.02)		-
Total distributions	-		(1.55)		(1.12)	(0.61)		(0.02)		-
Net asset value, end of period	$14.24		$15.19		$14.43	$14.48		$13.35		$11.34
Total Return^	(6.25	)% **	16.15%		7.45%	13.06%		17.94%		38.12%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$180,948		$229,983		$178,542	$139,779		$99,126		$51,284
Ratio of expenses to average daily net assets:
Before expense waiver	0.95	% *	0.94%		0.95%	0.95%		0.95%		0.95%
After expense waiver	N/A		N/A		N/A	N/A		0.94	%#^^^	0.94	%#^^^
Net investment income (loss) to average daily net assets	(0.30	)% *	(0.07)%		0.10%	(0.28)%		(0.49)%		(0.53)%
Portfolio turnover rate	18	% **	41%		42%	28%		42%		54%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06	Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$15.28		$14.50		$14.54	$13.39		$11.37		$8.22
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.00	)***†	0.03 ***	(0.03	)***	(0.05	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(0.95)		2.34		1.05	1.79		2.09		3.19
Total income (loss) from investment operations	(0.96)		2.34		1.08	1.76		2.04		3.15
Less distributions to shareholders:
From net realized gains	-		(1.56)		(1.12)	(0.61)		(0.02)		-
Total distributions	-		(1.56)		(1.12)	(0.61)		(0.02)		-
Net asset value, end of period	$14.32		$15.28		$14.50	$14.54		$13.39		$11.37
Total Return^	(6.28	)% **	16.32%		7.55%	13.17%		17.98%		38.32%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$375,573		$398,427		$229,547	$273,591		$206,865		$125,907
Ratio of expenses to average daily net assets:
Before expense waiver	0.86	% *	0.86%		0.86%	0.86%		0.86%		0.86%
After expense waiver	N/A		N/A		N/A	N/A		0.85	%#^^^	0.85	%#^^^
Net investment income (loss) to average daily net assets	(0.21	)% *	(0.03)%		0.21%	(0.19)%		(0.41)%		(0.44)%
Portfolio turnover rate	18	% **	41%		42%	28%		42%		54%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$14.50		$13.84		$13.95		$12.97		$11.10		$8.09
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)***	(0.12	)***	(0.09	)***	(0.13	)***	(0.14	)***	(0.12	)***
Net realized and unrealized gain (loss) on investments	(0.89)		2.22		1.01		1.72		2.03		3.13
Total income (loss) from investment operations	(0.96)		2.10		0.92		1.59		1.89		3.01
Less distributions to shareholders:
From net realized gains	-		(1.44)		(1.03)		(0.61)		(0.02)		-
Total distributions	-		(1.44)		(1.03)		(0.61)		(0.02)		-
Net asset value, end of period	$13.54		$14.50		$13.84		$13.95		$12.97		$11.10

Total Return^	(6.62	)%**^^	15.36	% ^^	6.68	% ^^	12.28	% ^^	17.07	% ^^	37.21%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,857		$3,923		$2,674		$1,755		$1,096		$617
Ratio of expenses to average daily net assets:
Before expense waiver	1.65	% *	1.65%		1.65%		1.65%		1.65%		1.66%
After expense waiver	N/A		N/A		N/A		N/A		1.64	%#^^^	1.65	%#^^^
Net investment income (loss) to average daily net assets	(0.99	)% *	(0.79)%		(0.63)%		(0.97)%		(1.19)%		(1.22)%
Portfolio turnover rate	18	% **	41%		42%		28%		42%		54%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$16.09		$15.98		$15.72		$14.22		$12.56		$8.76
Income (loss) from investment operations:
Net investment income (loss)	(0.06	)***	(0.14	)***	(0.13	)***	(0.12	)***	(0.13	)***	(0.12	)***
Net realized and unrealized gain (loss) on investments	(1.90)		1.63		1.53		1.62		1.79		3.92
Total income (loss) from investment operations	(1.96)		1.49		1.40		1.50		1.66		3.80
Less distributions to shareholders:
From net investment income	-		(1.38)		(1.14)		-		-		-
Tax return of capital	-		(0.00	)†	-		-		-		-
Total distributions	-		(1.38)		(1.14)		-		-		-
Net asset value, end of period	$14.13		$16.09		$15.98		$15.72		$14.22		$12.56
Total Return^	(12.18	)%**^^	9.58	% ^^	8.91	% ^^	10.55	% ^^	13.22	% ^^	43.38%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$93,474		$112,757		$114,136		$98,945		$77,739		$67,686
Ratio of expenses to average daily net assets:
Before expense waiver	1.51	% *	1.51%		1.51%		1.51%		1.52%		1.51%
After expense waiver	N/A		N/A		N/A		N/A		1.48	%#^^^	1.49	%#^^^
Net investment income (loss) to average daily net assets	(0.77	)% *	(0.81)%		(0.80)%		(0.83)%		(1.01)%		(1.11)%
Portfolio turnover rate	48	% **	70%		84%		59%		64%		56%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$16.43		$16.29		$15.97		$14.41		$12.70		$8.83
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.10	)***	(0.09	)***	(0.08	)***	(0.10	)***	(0.09	)***
Net realized and unrealized gain (loss) on investments	(1.94)		1.67		1.55		1.64		1.81		3.96
Total income (loss) from investment operations	(1.98)		1.57		1.46		1.56		1.71		3.87
Less distributions to shareholders:
From net realized gains	-		(1.43)		(1.14)		-		-		-
Tax return of capital	-		(0.00	)†	-		-		-		-
Total distributions	-		(1.43)		(1.14)		-		-		-
Net asset value, end of period	$14.45		$16.43		$16.29		$15.97		$14.41		$12.70
Total Return^	(12.10	)% **	9.90%		9.15%		10.83%		13.46%		43.83%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$95,348		$111,010		$92,914		$108,840		$90,941		$85,885
Ratio of expenses to average daily net assets:
Before expense waiver	1.26	% *	1.26%		1.26%		1.26%		1.26%		1.26%
After expense waiver	N/A		N/A		N/A		N/A		1.23	%#^^^	1.24	%#^^^
Net investment income (loss) to average daily net assets	(0.52	)% *	(0.55)%		(0.55)%		(0.58)%		(0.76)%		(0.86)%
Portfolio turnover rate	48	% **	70%		84%		59%		64%		56%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$16.64		$16.48		$16.11		$14.52		$12.77		$8.87
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.07	)***	(0.07	)***	(0.06	)***	(0.08	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	(1.96)		1.68		1.58		1.65		1.83		3.98
Total income (loss) from investment operations	(1.99)		1.61		1.51		1.59		1.75		3.90
Less distributions to shareholders:
From net realized gains	-		(1.45)		(1.14)		-		-		-
Tax return of capital	-		(0.00	) †	-		-		-		-
Total distributions	-		(1.45)		(1.14)		-		-		-
Net asset value, end of period	$14.65		$16.64		$16.48		$16.11		$14.52		$12.77
Total Return^	(11.96	)% **	9.99%		9.32%		11.02%		13.70%		43.97%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$104,485		$121,462		$133,777		$95,822		$92,812		$87,801
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	1.11%		1.11%		1.11%		1.12%		1.11%
After expense waiver	N/A		N/A		N/A		N/A		1.08	%#^^^	1.09	%#^^^
Net investment income (loss) to average daily net assets	(0.37	)% *	(0.41)%		(0.41)%		(0.44)%		(0.61)%		(0.71)%
Portfolio turnover rate	48	% **	70%		84%		59%		64%		56%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$16.82		$16.64		$16.24		$14.61		$12.84		$8.91
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.05	)***	(0.04	)***	(0.04	)***	(0.06	)***	(0.06	)***
Net realized and unrealized gain (loss) on investments	(1.99)		1.71		1.58		1.67		1.83		3.99
Total income (loss) from investment operations	(2.01)		1.66		1.54		1.63		1.77		3.93
Less distributions to shareholders:
From net realized gains	-		(1.48)		(1.14)		-		-		-
Tax return of capital	-		(0.00	)†	-		-		-		-
Total distributions	-		(1.48)		(1.14)		-		-		-
Net asset value, end of period	$14.81		$16.82		$16.64		$16.24		$14.61		$12.84
Total Return^	(11.95	)% **	10.14%		9.49%		11.23%		13.79%		44.11%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$303,611		$341,265		$284,413		$288,954		$241,673		$243,909
Ratio of expenses to average daily net assets:
Before expense waiver	0.97	% *	0.97%		0.97%		0.97%		0.97%		0.97%
After expense waiver	N/A		N/A		N/A		N/A		0.94	%#^^^	0.95	%#^^^
Net investment income (loss) to average daily net assets	(0.23	)% *	(0.26)%		(0.26)%		(0.29)%		(0.47)%		(0.57)%
Portfolio turnover rate	48	% **	70%		84%		59%		64%		56%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$15.78		$15.70		$15.51		$14.07		$12.47		$8.72
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.19	)***	(0.18	)***	(0.16)		(0.16)		(0.15	)***
Net realized and unrealized gain (loss) on investments	(1.86)		1.61		1.51		1.60		1.76		3.90
Total income (loss) from investment operations	(1.94)		1.42		1.33		1.44		1.60		3.75
Less distributions to shareholders:
From net realized gains	-		(1.34)		(1.14)		-		-		-
Tax return of capital	-		(0.00	)†	-		-		-		-
Total distributions	-		(1.34)		1.14		-		-		-
Net asset value, end of period	$13.84		$15.78		$15.70		$15.51		$14.07		$12.47

Total Return^	(12.29	)%**^^	9.28	% ^^	8.51	% ^^	10.31	% ^^	12.83	% ^^	43.00	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$429		$1,105		$990		$930		$816		$149
Ratio of expenses to average daily net assets:
Before expense waiver	1.81	% *	1.81%		1.81%		1.81%		1.82%		1.81%
After expense waiver	N/A		N/A		N/A		N/A		1.78	%#^^^	1.79	%#^^^
Net investment income (loss) to average daily net assets	(1.06	)% *	(1.11)%		(1.11)%		(1.13)%		(1.31)%		(1.41)%
Portfolio turnover rate	48	% **	70%		84%		59%		64%		56%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$9.78		$10.40		$9.69		$10.05		$10.67		$6.99
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.11	)***	(0.12	)***	(0.11	)***	(0.08	)***	(0.10	)***
Net realized and unrealized gain (loss) on investments	(1.32)		0.52		1.54		(0.02)		0.20	‡‡	4.30
Total income (loss) from investment operations	(1.35)		0.41		1.42		(0.13)		0.12		4.20
Less distributions to shareholders:
From net realized gains	-		(1.03)		(0.71)		(0.23)		(0.74)		(0.52)
Total distributions	-		(1.03)		(0.71)		(0.23)		(0.74)		(0.52)
Net asset value, end of period	$8.43		$9.78		$10.40		$9.69		$10.05		$10.67
Total Return^	(13.80	)%**^^	4.09	% ^^	14.95	% ^^	(1.09	)% ^^	1.70	% ^^	60.01%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$34,733		$49,662		$69,380		$62,461		$66,985		$54,038
Ratio of expenses to average daily net assets:
Before expense waiver	1.53	% *	1.53%		1.55%		1.54%		1.52%		1.58%
After expense waiver	N/A		N/A		N/A		1.52	% #	1.35	%#^^^	1.37	%#^^^
Net investment income (loss) to average daily net assets	(0.77	)% *	(1.04)%		(0.15)%		(1.18)%		(0.77)%		(1.00)%
Portfolio turnover rate	53	% **	82%		102%		149%		220%		141%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$9.96		$10.57		$9.81		$10.14		$10.74		$7.01
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.09	)***	(0.09	)***	(0.09	)***	(0.05	)***	(0.07	)***
Net realized and unrealized gain (loss) on investments	(1.34)		0.54		1.56		(0.01)		0.19	‡‡	4.32
Total income (loss) from investment operations	(1.36)		0.45		1.47		(0.10)		0.14		4.25
Less distributions to shareholders:
From net realized gains	-		(1.06)		(0.71)		(0.23)		(0.74)		(0.52)
Total distributions	-		(1.06)		(0.71)		(0.23)		(0.74)		(0.52)
Net asset value, end of period	$8.60		$9.96		$10.57		$9.81		$10.14		$10.74
Total Return^	(13.65	)% **	4.39%		15.28%		(0.88)%		1.97%		60.55%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30,238		$36,372		$31,256		$28,468		$43,008		$35,948
Ratio of expenses to average daily net assets:
Before expense waiver	1.28	% *	1.28%		1.30%		1.29%		1.27%		1.33%
After expense waiver	N/A		N/A		N/A		1.26	%#	1.10	%#^^^	1.10	%#^^^
Net investment income (loss) to average daily net assets	(0.50	)% *	(0.78)%		(0.89)%		(0.91)%		(0.54)%		(0.72)%
Portfolio turnover rate	53	% **	82%		102%		149%		220%		141%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

‡‡  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$10.05		$10.65		$9.87		$10.19		$10.77		$7.02
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.07	)***	(0.08	)***	(0.07	)***	(0.04	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(1.35)		0.54		1.57		(0.02)		0.20	‡‡	4.32
Total income (loss) from investment operations	(1.37)		0.47		1.49		(0.09)		0.16		4.27
Less distributions to shareholders:
From net realized gains	-		(1.07)		(0.71)		(0.23)		(0.74)		(0.52)
Total distributions	-		(1.07)		(0.71)		(0.23)		(0.74)		(0.52)
Net asset value, end of period	$8.68		$10.05		$10.65		$9.87		$10.19		$10.77
Total Return^	(13.63	)% **	4.55%		15.39%		(0.68)%		2.06%		60.75%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,466		$9,779		$20,226		$27,617		$40,990		$37,730
Ratio of expenses to average daily net assets:
Before expense waiver	1.13	% *	1.13%		1.15%		1.14%		1.12%		1.18%
After expense waiver	N/A		N/A		N/A		1.12	% #	0.95	%#^^^	0.95	%#^^^
Net investment income (loss) to average daily net assets	(0.39	)% *	(0.65)%		(0.73)%		(0.77)%		(0.40)%		(0.60)%
Portfolio turnover rate	53	% **	82%		102%		149%		220%		141%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$10.07		$10.69		$9.90		$10.21		$10.78		$7.02
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.07	)***	(0.07	)***	(0.07	)***	(0.04	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(1.34)		0.54		1.57		(0.01)		0.21	‡‡	4.33
Total income (loss) from investment operations	(1.36)		0.47		1.50		(0.08)		0.17		4.28
Less distributions to shareholders:
From net realized gains	-		(1.09)		(0.71)		(0.23)		(0.74)		(0.52)
Total distributions	-		(1.09)		(0.71)		(0.23)		(0.74)		(0.52)
Net asset value, end of period	$8.71		$10.07		$10.69		$9.90		$10.21		$10.78
Total Return^	(13.69	)% **	4.60%		15.44%		(0.67)%		2.25%		60.66%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30,064		$49,168		$39,194		$24,869		$28,081		$30,181
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	% *	1.09%		1.11%		1.10%		1.08%		1.14%
After expense waiver	N/A		N/A		N/A		1.08	% #	0.92	%#^^^	0.92	%#^^^
Net investment income (loss) to average daily net assets	(0.35	)% *	(0.60)%		(0.70)%		(0.74)%		(0.34)%		(0.55)%
Portfolio turnover rate	53	% **	82%		102%		149%		220%		141%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

‡‡  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$9.61		$10.20		$9.54		$9.93		$10.59		$6.95
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.14	)***	(0.15	)***	(0.14	)***	(0.11	)***	(0.13	)***
Net realized and unrealized gain (loss) on investments	(1.29)		0.51		1.52		(0.02)		0.19	‡‡	4.29
Total income (loss) from investment operations	(1.33)		0.37		1.37		(0.16)		0.08		4.16
Less distributions to shareholders:
From net realized gains	-		(0.96)		(0.71)		(0.23)		(0.74)		(0.52)
Total distributions	-		(0.96)		(0.71)		(0.23)		(0.74)		(0.52)
Net asset value, end of period	$8.28		$9.61		$10.20		$9.54		$9.93		$10.59
Total Return^	(13.93	)%**^^	3.85	% ^^	14.66	% ^^	(1.41	)% ^^	1.33	% ^^	59.78	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$387		$391		$786		$931		$910		$953
Ratio of expenses to average daily net assets:
Before expense waiver	1.84	% *	1.83%		1.85%		1.84%		1.82%		1.88%
After expense waiver	N/A		N/A		N/A		1.82	% #	1.65	%#^^^	1.68	%#^^^
Net investment income (loss) to average daily net assets	(1.04	)% *	(1.34)%		(1.44)%		(1.49)%		(1.06)%		(1.31)%
Portfolio turnover rate	53	% **	82%		102%		149%		220%		141%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

‡‡  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.31		$6.22		$5.90		$5.88		$5.13		$3.53
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.05	)***	(0.06	)***	(0.06	)***	(0.07	)***	(0.06	)***
Net realized and unrealized gain (loss) on investments	(0.37)		1.14		0.38		0.08		0.82		1.66
Total income (loss) from investment operations	(0.39)		1.09		0.32		0.02		0.75		1.60
Net asset value, end of period	$6.92		$7.31		$6.22		$5.90		$5.88		$5.13

Total Return^	(5.34	)%**^^	17.52	% ^^	5.42	% ^^	0.34	% ^^	14.62	% ^^	45.33%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$14,903		$16,438		$13,650		$14,956		$27,052		$26,130
Ratio of expenses to average daily net assets:
Before expense waiver	1.45	% *	1.45%		1.46%		1.45%		1.47%		1.48%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.45	% #
Net investment income (loss) to average daily net assets	(0.63	)% *	(0.71)%		(0.97)%		(1.09)%		(1.32)%		(1.32)%
Portfolio turnover rate	96	% **	183%		288%		124%		176%		198%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.45		$6.32		$5.99		$5.94		$5.18		$3.55
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	(0.04	)***	(0.05	)***	(0.06	)***	(0.05	)***
Net realized and unrealized gain (loss) on investments	(0.38)		1.16		0.37		0.10		0.82		1.68
Total income (loss) from investment operations	(0.39)		1.13		0.33		0.05		0.76		1.63
Net asset value, end of period	$7.06		$7.45		$6.32		$5.99		$5.94		$5.18

Total Return^	(5.23	)% **	17.88%		5.51%		0.84%		14.67%		45.92%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$27,372		$38,458		$44,933		$63,777		$65,342		$49,424
Ratio of expenses to average daily net assets:
Before expense waiver	1.20	% *	1.20%		1.21%		1.21%		1.22%		1.23%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.20	% #
Net investment income (loss) to average daily net assets	(0.38	)% *	(0.45)%		(0.73)%		(0.84)%		(1.06)%		(1.07)%
Portfolio turnover rate	96	% **	183%		288%		124%		176%		198%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.56		$6.40		$6.05		$5.99		$5.21		$3.57
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.02	)***	(0.04	)***	(0.04	)***	(0.05	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(0.38)		1.18		0.39		0.10		0.83		1.68
Total income (loss) from investment operations	(0.39)		1.16		0.35		0.06		0.78		1.64
Net asset value, end of period	$7.17		$7.56		$6.40		$6.05		$5.99		$5.21

Total Return^	(5.16	)% **	17.94%		6.13%		0.83%		14.97%		45.94%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$963		$1,633		$980		$4,760		$4,427		$3,051
Ratio of expenses to average daily net assets:
Before expense waiver	1.05	% *	1.05%		1.06%		1.05%		1.07%		1.08%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.04	% #
Net investment income (loss) to average daily net assets	(0.24	)% *	(0.32)%		(0.57)%		(0.68)%		(0.91)%		(0.91)%
Portfolio turnover rate	96	% **	183%		288%		124%		176%		198%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.61		$6.45		$6.09		$6.03		$5.24		$3.58
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.02	)***	(0.03	)***	(0.03	)***	(0.04	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(0.38)		1.18		0.39		0.09		0.83		1.70
Total income (loss) from investment operations	(0.38)		1.16		0.36		0.06		0.79		1.66
Net asset value, end of period	$7.23		$7.61		$6.45		$6.09		$6.03		$5.24

Total Return^	(5.12	)% **	17.98%		5.91%		1.00%		15.08%		46.37%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$40,901		$50,275		$50,464		$42,591		$39,812		$41,306
Ratio of expenses to average daily net assets:
Before expense waiver	0.95	% *	0.95%		0.96%		0.96%		0.97%		0.98%
After expense waiver	N/A		N/A		N/A		N/A		N/A		0.94	% #
Net investment income (loss) to average daily net assets	(0.13	)% *	(0.21)%		(0.46)%		(0.59)%		0.81%		(0.81)%
Portfolio turnover rate	96	% **	183%		288%		124%		176%		198%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$7.17		$6.12		$5.83		$5.82		$5.09		$3.51
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.07	)***	(0.08	)***	(0.08	)***	(0.08	)***	(0.07	)***
Net realized and unrealized gain (loss) on investments	(0.36)		1.12		0.37		0.09		0.81		1.65
Total income (loss) from investment operations	(0.39)		1.05		0.29		0.01		0.73		1.58
Net asset value, end of period	$6.78		$7.17		$6.12		$5.83		$5.82		$5.09

Total Return^	(5.44	)%**^^	17.16	% ^^	4.97	% ^^	0.17	% ^^	14.34	% ^^	45.01	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$196		$207		$177		$168		$168		$147
Ratio of expenses to average daily net assets:
Before expense waiver	1.75	% *	1.75%		1.76%		1.76%		1.77%		1.78%
After expense waiver	N/A		N/A		N/A		N/A		N/A		1.74	% #
Net investment income (loss) to average daily net assets	(0.93	)% *	(1.01)%		(1.27)%		(1.39)%		(1.61)%		(1.61)%
Portfolio turnover rate	96	% **	183%		288%		124%		176%		198%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+		Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$10.48		$10.06		$10.00		$10.50		$10.06		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.14	***	00.0	***†	0.18	***	0.20	***	0.01	***
Net realized and unrealized gain (loss) on investments	(1.43)		0.70		0.07		(1.36)		0.66		0.06
Total income (loss) from investment operations	(1.18)		0.84		0.07		(1.18)		0.86		0.07
Less distributions to shareholders:
From net investment income	-		(0.21)		(0.01)		-		(0.21)		(0.01)
From net realized gains	-		(0.21)		-		-		(0.21)		-
Total distributions	-		(0.42)		(0.01)		-		(0.42)		(0.01)
Net asset value, end of period	$9.30		$10.48		$10.06		$9.32		$10.50		$10.06
Total Return^	(11.16	)%**^^	8.38	% ^^	0.68	%**^^	(11.05	)% **	8.66%		0.70	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$75,658		$394		$101		$39,146		$48,459		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.56	% *	1.59%		8.81	% *	1.31	% *	1.34%		8.56	% *
After expense waiver	1.42	% *#	1.42	% #	1.42	% *#	1.17	% *#	1.17	% #	1.17	% *#
Net investment income (loss) to average daily net assets	5.08	% *	1.30%		0.97	% *	3.76	% *	1.88%		1.23	% *
Portfolio turnover rate	18	% **	18%		0%		18	% **	18%		0%
	Class Y						Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+		Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$10.49		$10.06		$10.00		$10.50		$10.06		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19	***	0.15	***	0.01	***	0.20	***	0.21	***	0.01	***
Net realized and unrealized gain (loss) on investments	(1.36)		0.72		0.06		(1.37)		0.67		0.06
Total income (loss) from investment operations	(1.17)		0.87		0.07		(1.17)		0.88		0.07
Less distributions to shareholders:
From net investment income	-		(0.23)		(0.01)		-		(0.23)		(0.01)
From net realized gains	-		(0.21)		-		-		(0.21)		-
Total distributions	-		(0.44)		(0.01)		-		(0.44)		(0.01)
Net asset value, end of period	$9.32		$10.49		$10.06		$9.33		$10.50		$10.06
Total Return^	(10.96	)% **	8.73%		0.70	% **	(10.95	)% **	8.86%		0.70	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$779		$846		$101		$114,833		$114,090		$11,404
Ratio of expenses to average daily net assets:
Before expense waiver	1.16	% *	1.19%		8.41	% *	1.06	% *	1.09%		8.30	% *
After expense waiver	1.09	% *#	1.09	% #	1.09	% *#	0.99	% *#	0.99	% #	0.99	% *#
Net investment income (loss) to average daily net assets	3.87	% *	1.37%		1.32	% *	4.10	% *	1.94%		1.40	% *
Portfolio turnover rate	18	% **	18%		0%		18	% **	18%		0%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period December 14, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$10.50		$10.06		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16	***	0.14	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(1.36)		0.66		0.07
Total income (loss) from investment operations	(1.20)		0.80		0.07
Less distributions to shareholders:
From net investment income	-		(0.15)		(0.01)
From net realized gains	-		(0.21)		-
Total distributions	-		(0.36)		(0.01)
Net asset value, end of period	$9.30		$10.50		$10.06

Total Return^	(11.24	)% **^^	8.03	% ^^	0.67	% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$94		$105		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.86	% *	1.89%		9.11	% *
After expense waiver	1.72	% *#	1.72	% #	1.72	% *#
Net investment income (loss) to average daily net assets	3.25	% *	1.28%		0.67	% *
Portfolio turnover rate	18	% **	18%		0%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period December 14, 2006 (commencement of operations) through December 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.33		$12.80		$10.95		$10.94		$9.55		$7.36
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.17	***	0.21	***	0.08	***	0.05	***	0.02	***
Net realized and unrealized gain (loss) on investments	(1.70)		0.31		2.78		1.15		1.63		2.18
Total income (loss) from investment operations	(1.60)		0.48		2.99		1.23		1.68		2.20
Less distributions to shareholders:
From net investment income	-		(0.05)		(0.19)		(0.18)		(0.06)		(0.01)
From net realized gains	-		(1.90)		(0.95)		(1.04)		(0.23)		-
Total distributions	-		(1.95)		(1.14)		(1.22)		(0.29)		(0.01)
Net asset value, end of period	$9.73		$11.33		$12.80		$10.95		$10.94		$9.55
Total Return^	(14.12	)%**^^	3.71	% ^^	27.38	% ^^	11.17	% ^^	17.53	% ^^	30.27	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$83,661		$261,364		$299,546		$198,300		$134,927		$65,012
Ratio of expenses to average daily net assets:
Before expense waiver	1.69	% *	1.60%		1.61%		1.62%		1.64%		1.74%
After expense waiver	1.59	% *#	1.50	% #	1.53	% #	N/A		1.63	%#^^^	1.64	%#^^^
Net investment income (loss) to average daily net assets	1.98	% *	1.27%		1.66%		0.69%		0.49%		0.22%
Portfolio turnover rate	24	% **	44%		36%		88%		66%		92%
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.42		$12.88		$11.00		$10.99		$9.59		$7.35
Income (loss) from investment operations:
Net investment income (loss)	0.17	***	0.20	***	0.24	***	0.11	***	0.08	***	0.04	***
Net realized and unrealized gain (loss) on investments	(1.77)		0.33		2.80		1.14		1.63		2.23
Total income (loss) from investment operations	(1.60)		0.53		3.04		1.25		1.71		2.27
Less distributions to shareholders:
From net investment income	-		(0.09)		(0.21)		(0.20)		(0.08)		(0.03)
From net realized gains	-		(1.90)		(0.95)		(1.04)		(0.23)		-
Total distributions	-		(1.99)		(1.16)		(1.24)		(0.31)		(0.03)
Net asset value, end of period	$9.82		$11.42		$12.88		$11.00		$10.99		$9.59
Total Return^	(14.01	)% **	4.05%		27.66%		11.44%		17.77%		30.68%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$254,813		$328,071		$283,387		$210,428		$175,493		$81,542
Ratio of expenses to average daily net assets:
Before expense waiver	1.44	% *	1.35%		1.36%		1.37%		1.39%		1.49%
After expense waiver	1.34	% *#	1.25	% #	1.28	% #	N/A		1.38	%#^^^	1.39	%#^^^
Net investment income (loss) to average daily net assets	3.14	% *	1.47%		1.90%		0.94%		0.75%		0.44%
Portfolio turnover rate	24	% **	44%		36%		88%		66%		92%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.45		$12.91	$11.03	$11.01	$9.61		$7.36
Income (loss) from investment operations:
Net investment income (loss)	0.17	***	0.24 ***	0.24 ***	0.12 ***	0.09	***	0.04	***
Net realized and unrealized gain (loss) on investments	(1.77)		0.30	2.81	1.16	1.63		2.25
Total income (loss) from investment operations	(1.60)		0.54	3.05	1.28	1.72		2.29
Less distributions to shareholders:
From net investment income	-		(0.10)	(0.22)	(0.22)	(0.09)		(0.04)
From net realized gains	-		(1.90)	(0.95)	(1.04)	(0.23)		-
Total distributions	-		(2.00)	(1.17)	(1.26)	(0.32)		(0.04)
Net asset value, end of period	$9.85		$11.45	$12.91	$11.03	$11.01		$9.61

Total Return^	(13.97	)%**	4.14%	27.67%	11.69%	17.84%		30.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$106,947		$163,726	$248,042	$130,666	$93,675		$72,650
Ratio of expenses to average daily net assets:
Before expense waiver	1.29	% *	1.20%	1.21%	1.22%	1.24%		1.34%
After expense waiver	N/A		N/A	N/A	N/A	1.23	%#^^^	1.24	%#^^^
Net investment income (loss) to average daily net assets	3.19	% *	1.76%	1.95%	1.05%	0.91%		0.50%
Portfolio turnover rate	24	% **	44%	36%	88%	66%		92%
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05†††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.48		$12.94	$11.05	$11.03	$9.62		$7.37
Income (loss) from investment operations:
Net investment income (loss)	0.17	***	0.20 ***	0.26 ***	0.13 ***	0.10	***	0.06	***
Net realized and unrealized gain (loss) on investments	(1.78)		0.35	2.81	1.16	1.63		2.23
Total income (loss) from investment operations	(1.61)		0.55	3.07	1.29	1.73		2.29
Less distributions to shareholders:
From net investment income	-		(0.11)	(0.23)	(0.23)	(0.09)		(0.04)
From net realized gains	-		(1.90)	(0.95)	(1.04)	(0.23)		-
Total distributions	-		(2.01)	(1.18)	(1.27)	(0.32)		(0.04)
Net asset value, end of period	$9.87		$11.48	$12.94	$11.05	$11.03		$9.62

Total Return^	(14.02	)%**	4.21%	27.77%	11.73%	17.98%		30.87%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$363,405		$505,917	$458,067	$308,301	$211,818		$134,965
Ratio of expenses to average daily net assets:
Before expense waiver	1.24	% *	1.15%	1.16%	1.17%	1.19%		1.29%
After expense waiver	N/A		N/A	N/A	N/A	1.18	%#^^^	1.19	%#^^^
Net investment income (loss) to average daily net assets	3.21	% *	1.50%	2.05%	1.11%	0.96%		0.69%
Portfolio turnover rate	24	% **	44%	36%	88%	66%		92%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05†††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$11.19		$12.67		$10.86		$10.86		$9.50		$7.31
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.12	***	0.17	***	0.05	***	0.02	***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(1.70)		0.33		2.74		1.13		1.61		2.21
Total income (loss) from investment operations	(1.59)		0.45		2.91		1.18		1.63		2.19
Less distributions to shareholders:
From net investment income	-		(0.03)		(0.15)		(0.14)		(0.04)		-
From net realized gains	-		(1.90)		(0.95)		(1.04)		(0.23)		-
Total distributions	-		(1.93)		(1.10)		(1.18)		(0.27)		-
Net asset value, end of period	$9.60		$11.19		$12.67		$10.86		$10.86		$9.50

Total Return^	(14.21	)%**^^	3.47	% ^^	26.91	% ^^	10.86	% ^^	17.12	% ^^	29.96	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,256		$3,122		$2,462		$1,693		$884		$255
Ratio of expenses to average daily net assets:
Before expense waiver	1.99	% *	1.90%		1.91%		1.92%		1.94%		2.04%
After expense waiver	1.89	% *#	1.80	% #	1.83	% #	N/A		1.93	%#^^^	1.94	%#^^^
Net investment income (loss) to average daily net assets	2.19	% *	0.91%		1.40%		0.44%		0.17%		(0.22)%
Portfolio turnover rate	24	% **	44%		36%		88%		66%		92%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$9.95		$10.23		$10.18		$10.32		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.34	***	0.33	***	0.51	***	0.62	***	-
Net realized and unrealized gain (loss) on investments	(0.33)		0.18		0.20		(0.22)		0.01		-
Total income (loss) from investment operations	(0.35)		0.52		0.53		0.29		0.63		-
Less distributions to shareholders:
From net investment income	-		(0.41)		(0.33)		(0.35)		(0.27)		-
From net realized gains	-		(0.39)		(0.15)		(0.08)		(0.04)		-
Total distributions	-		(0.80)		(0.48)		(0.43)		(0.31)		-
Net asset value, end of period	$9.60		$9.95		$10.23		$10.18		$10.32		$10.00
Total Return^	(3.42	)%**^^	5.10	% ^^	5.14	% ^^	2.85	% ^^	6.35	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$47,235		$52,667		$51,843		$40,457		$11,819		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.48	% *	0.48%		0.47%		0.47%		0.50%		-	‡
After expense waiver	N/A		N/A		N/A		N/A		0.50	% #	-	‡
Net investment income (loss) to average daily net assets	(0.35	)% *	3.24%		3.22%		4.92%		6.00%		-	‡
Portfolio turnover rate	18	% **	42%		27%		15%		33%		-	‡
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$9.99		$10.27		$10.22		$10.34		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.36	***	0.32	***	0.33	***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(0.34)		0.19		0.23		(0.01)		0.32		-
Total income (loss) from investment operations	(0.34)		0.55		0.55		0.32		0.66		-
Less distributions to shareholders:
From net investment income	-		(0.44)		(0.35)		(0.36)		(0.28)		-
From net realized gains	-		(0.39)		(0.15)		(0.08)		(0.04)		-
Total distributions	-		(0.83)		(0.50)		(0.44)		(0.32)		-
Net asset value, end of period	$9.65		$9.99		$10.27		$10.22		$10.34		$10.00
Total Return^	(3.40	)% **	5.43%		5.34%		3.15%		6.62%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$78,069		$88,901		$94,347		$102,343		$97,859		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.23	% *	0.23%		0.22%		0.22%		0.23%		-	‡
After expense waiver	N/A		N/A		N/A		N/A		0.23	% #	-	‡
Net investment income (loss) to average daily net assets	(0.10	)% *	3.45%		3.13%		3.19%		3.36%		-	‡
Portfolio turnover rate	18	% **	42%		27%		15%		33%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$9.99		$10.27	$10.22	$10.35	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.31 ***	0.38 ***	0.40 ***	0.45	***	-
Net realized and unrealized gain (loss) on investments	(0.33)		0.25	0.18	(0.07)	0.23		-
Total income (loss) from investment operations	(0.33)		0.56	0.56	0.33	0.68		-
Less distributions to shareholders:
From net investment income	-		(0.45)	(0.36)	(0.38)	(0.29)		-
From net realized gains	-		(0.39)	(0.15)	(0.08)	(0.04)		-
Total distributions	-		(0.84)	(0.51)	(0.46)	(0.33)		-
Net asset value, end of period	$9.66		$9.99	$10.27	$10.22	$10.35		$10.00
Total Return^	(3.21	)% **	5.47%	5.45%	3.16%	6.80%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$72,252		$94,210	$125,831	$105,478	$80,590		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.13	% *	0.14%	0.12%	0.12%	0.13%		-	‡
After expense waiver	N/A		N/A	N/A	N/A	0.13	% #	-	‡
Net investment income (loss) to average daily net assets	0.03	% *	2.92%	3.62%	3.84%	4.38%		-	‡
Portfolio turnover rate	18	% **	42%	27%	15%	33%		-	‡
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$9.98		$10.27	$10.22	$10.34	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.40 ***	0.35 ***	0.61 ***	0.37	***	-
Net realized and unrealized gain (loss) on investments	(0.33)		0.16	0.21	(0.27)	0.30		-
Total income (loss) from investment operations	(0.33)		0.56	0.56	0.34	0.67		-
Less distributions to shareholders:
From net investment income	-		(0.46)	(0.36)	(0.38)	(0.29)		-
From net realized gains	-		(0.39)	(0.15)	(0.08)	(0.04)		-
Total distributions	-		(0.85)	(0.51)	(0.46)	(0.33)		-
Net asset value, end of period	$9.65		$9.98	$10.27	$10.22	$10.34		$10.00
Total Return^	(3.31	)% **	5.55%	5.47%	3.29%	6.71%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$25,997		$10,579	$8,773	$4,445	$1,195		$601
Ratio of expenses to average daily net assets:
Before expense waiver	0.11	% *	0.11%	0.10%	0.09%	0.71%		-	‡
After expense waiver	N/A		N/A	N/A	N/A	0.12	% #	-	‡
Net investment income (loss) to average daily net assets	(0.07	)% *	3.79%	3.41%	5.82%	3.64%		-	‡
Portfolio turnover rate	18	% **	42%	27%	15%	33%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$9.98		$10.26		$10.21		$10.34		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.31	***	0.30	***	0.30	***	0.15	***	-
Net realized and unrealized gain (loss) on investments	(0.34)		0.18		0.20		(0.04)		0.45		-
Total income (loss) from investment operations	(0.37)		0.49		0.50		0.26		0.60		-
Less distributions to shareholders:
From net investment income	-		(0.38)		(0.30)		(0.31)		(0.22)		-
From net realized gains	-		(0.39)		(0.15)		(0.08)		(0.04)		-
Total distributions	-		(0.77)		(0.45)		(0.39)		(0.26)		-
Net asset value, end of period	$9.61		$9.98		$10.26		$10.21		$10.34		$10.00
Total Return^	(3.61	)%**^^	4.78	% ^^	4.83	% ^^	2.50	% ^^	6.02	% ^^	-
Ratios / Supplemental Data:
Net assets, end of period (000's)	$109		$124		$121		$105		$104		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.78	% *	0.78%		0.77%		0.77%		1.53%		-	‡
After expense waiver	N/A		N/A		N/A		N/A		0.80	% #	-	‡
Net investment income (loss) to average daily net assets	(0.65	)% *	3.01%		2.95%		2.85%		1.52%		-	‡
Portfolio turnover rate	18	% **	42%		27%		15%		33%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.64		$10.77		$10.57		$10.54		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.31	***	0.33	***	0.45	***	0.56	***	-
Net realized and unrealized gain (loss) on investments	(0.66)		0.27		0.34		(0.05)		0.18		-
Total income (loss) from investment operations	(0.68)		0.58		0.67		0.40		0.74		-
Less distributions to shareholders:
From net investment income	-		(0.38)		(0.31)		(0.31)		(0.18)		-
From net realized gains	-		(0.33)		(0.16)		(0.06)		(0.02)		-
Total distributions	-		(0.71)		(0.47)		(0.37)		(0.20)		-
Net asset value, end of period	$9.96		$10.64		$10.77		$10.57		$10.54		$10.00
Total Return^	(6.39	)%**^^	5.51	% ^^	6.39	% ^^	3.82	% ^^	7.36	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$60,502		$72,786		$54,312		$30,338		$7,272		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.51	% *	0.51%		0.52%		0.54%		1.13%		-	‡
After expense waiver	N/A		N/A ##		0.50	% #	0.50	% #	0.50	% #	-	‡
Net investment income (loss) to average daily net assets	(0.43	)% *	2.77%		3.10%		4.24%		5.34%		-	‡
Portfolio turnover rate	20	% **	43%		34%		17%		28%		-	‡
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.69		$10.82		$10.60		$10.56		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.34	***	0.36	***	0.36	***	1.25	***	-
Net realized and unrealized gain (loss) on investments	(0.66)		0.27		0.35		0.07		(0.48)		-
Total income (loss) from investment operations	(0.67)		0.61		0.71		0.43		0.77		-
Less distributions to shareholders:
From net investment income	-		(0.41)		(0.33)		(0.33)		(0.19)		-
From net realized gains	-		(0.33)		(0.16)		(0.06)		(0.02)		-
Total distributions	-		(0.74)		(0.49)		(0.39)		(0.21)		-
Net asset value, end of period	$10.02		$10.69		$10.82		$10.60		$10.56		$10.00
Total Return^	(6.27	)% **	5.82%		6.69%		4.03%		7.68%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$56,806		$59,582		$47,387		$35,621		$22,880		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.26	% *	0.26%		0.27%		0.29%		0.88%		-	‡
After expense waiver	N/A		N/A ##		0.25	% #	0.25	% #	0.25	% #	-	‡
Net investment income (loss) to average daily net assets	(0.18	)% *	3.02%		3.35%		3.37%		12.10%		-	‡
Portfolio turnover rate	20	% **	43%		34%		17%		28%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.69		$10.82	$10.61		$10.56		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.36 ***	0.39	***	0.52	***	0.85	***	-
Net realized and unrealized gain (loss) on investments	(0.66)		0.26	0.32		(0.07)		(0.08)		-
Total income (loss) from investment operations	(0.66)		0.62	0.71		0.45		0.77		-
Less distributions to shareholders:
From net investment income	-		(0.42)	(0.34)		(0.34)		(0.19)		-
From net realized gains	-		(0.33)	(0.16)		(0.06)		(0.02)		-
Total distributions	-		(0.75)	(0.50)		(0.40)		(0.21)		-
Net asset value, end of period	$10.03		$10.69	$10.82		$10.61		$10.56		$10.00
Total Return^	(6.17	)% **	5.84%	6.77%		4.22%		7.69%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$54,961		$79,314	$57,929		$30,365		$5,605		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.16	% *	0.16%	0.17%		0.19%		0.78%		-	‡
After expense waiver	N/A		N/A ##	0.15	% #	0.15	% #	0.15	% #	-	‡
Net investment income (loss) to average daily net assets	(0.08	)% *	3.23%	3.62%		4.80%		8.17%		-	‡
Portfolio turnover rate	20	% **	43%	34%		17%		28%		-	‡
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.70		$10.83	$10.61		$10.57		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.42 ***	0.40	***	0.61	***	0.36	***	-
Net realized and unrealized gain (loss) on investments	(0.66)		0.21	0.33		(0.17)		0.42		-
Total income (loss) from investment operations	(0.66)		0.63	0.73		0.44		0.78		-
Less distributions to shareholders:
From net investment income	-		(0.43)	(0.35)		(0.34)		(0.19)		-
From net realized gains	-		(0.33)	(0.16)		(0.06)		(0.02)		-
Total distributions	-		(0.76)	(0.51)		(0.40)		(0.21)		-
Net asset value, end of period	$10.04		$10.70	$10.83		$10.61		$10.57		$10.00
Total Return^	(6.17	)% **	5.92%	6.90%		4.15%		7.80%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$54,533		$38,230	$17,935		$12,104		$2,319		$601
Ratio of expenses to average daily net assets:
Before expense waiver	0.11	% *	0.11%	0.12%		0.14%		0.73%		-	‡
After expense waiver	N/A		N/A ##	0.10	% #	0.10	% #	0.10	% #	-	‡
Net investment income (loss) to average daily net assets	(0.04	)% *	3.73%	3.66%		5.69%		3.49%		-	‡
Portfolio turnover rate	20	% **	43%	34%		17%		28%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.64		$10.80		$10.60		$10.56		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	0.43	***	0.32	***	0.27	***	(0.00	)†	-
Net realized and unrealized gain (loss) on investments	(0.65)		0.12		0.32		0.10		0.70		-
Total income (loss) from investment operations	(0.69)		0.55		0.64		0.37		0.70		-
Less distributions to shareholders:
From net investment income	-		(0.38)		(0.28)		(0.27)		(0.12)		-
From net realized gains	-		(0.33)		(0.16)		(0.06)		(0.02)		-
Total distributions	-		(0.71)		(0.44)		(0.33)		(0.14)		-
Net asset value, end of period	$9.95		$10.64		$10.80		$10.60		$10.56		$10.00
Total Return^	(6.48	)%**^^	5.14	% ^^	6.14	% ^^	3.51	% ^^	6.98	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$826		$859		$249		$134		$107		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	% *	0.81%		0.82%		0.84%		1.43%		-	‡
After expense waiver	N/A		N/A ##		0.80	% #	0.80	% #	0.80	% #	-	‡
Net investment income (loss) to average daily net assets	(0.73	)% *	3.89%		3.00%		2.50%		0.02%		-	‡
Portfolio turnover rate	20	% **	43%		34%		17%		28%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.77		$11.20		$10.91		$10.75		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.19	***	0.26	***	0.37	***	0.64	***	-
Net realized and unrealized gain (loss) on investments	(0.96)		0.37		0.57		0.19		0.34		-
Total income (loss) from investment operations	(0.98)		0.56		0.83		0.56		0.98		-
Less distributions to shareholders:
From net investment income	-		(0.31)		(0.25)		(0.27)		(0.19)		-
From net realized gains	-		(0.68)		(0.29)		(0.13)		(0.04)		-
Total distributions	-		(0.99)		(0.54)		(0.40)		(0.23)		-
Net asset value, end of period	$9.79		$10.77		$11.20		$10.91		$10.75		$10.00
Total Return^	(9.10	)%**^^	5.14	% ^^	7.72	% ^^	5.23	% ^^	9.76	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$143,061		$173,715		$144,228		$89,351		$21,577		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.49	% *	0.50%		0.50%		0.50%		0.52%		-	‡
After expense waiver	N/A		N/A		N/A		N/A		0.50	% #	-	‡
Net investment income (loss) to average daily net assets	(0.49	)% *	1.63%		2.32%		3.43%		6.11%		-	‡
Portfolio turnover rate	17	% **	49%		32%		23%		19%		-	‡
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.83		$11.25		$10.96		$10.77		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.20	***	0.25	***	0.25	***	0.21	***	-
Net realized and unrealized gain (loss) on investments	(0.96)		0.40		0.60		0.35		0.79		-
Total income (loss) from investment operations	(0.97)		0.60		0.85		0.60		1.00		-
Less distributions to shareholders:
From net investment income	-		(0.34)		(0.27)		(0.28)		(0.19)		-
From net realized gains	-		(0.68)		(0.29)		(0.13)		(0.04)		-
Total distributions	-		(1.02)		(0.56)		(0.41)		(0.23)		-
Net asset value, end of period	$9.86		$10.83		$11.25		$10.96		$10.77		$10.00
Total Return^	(8.96	)% **	5.43%		7.87%		5.50%		10.07%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$232,141		$266,837		$273,584		$237,433		$212,094		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.24	% *	0.25%		0.24%		0.25%		0.26%		-	‡
After expense waiver	N/A		N/A		N/A		N/A		0.25	% #	-	‡
Net investment income (loss) to average daily net assets	(0.24	)% *	1.71%		2.19%		2.31%		1.99%		-	‡
Portfolio turnover rate	17	% **	49%		32%		23%		19%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.82		$11.25	$10.95	$10.77	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.23 ***	0.30 ***	0.45 ***	0.81	***	-
Net realized and unrealized gain (loss) on investments	(0.95)		0.37	0.58	0.16	0.20		-
Total income (loss) from investment operations	(0.96)		0.60	0.88	0.61	1.01		-
Less distributions to shareholders:
From net investment income	-		(0.35)	(0.29)	(0.30)	(0.20)		-
From net realized gains	-		(0.68)	(0.29)	(0.13)	(0.04)		-
Total distributions	-		(1.03)	(0.58)	(0.43)	(0.24)		-
Net asset value, end of period	$9.86		$10.82	$11.25	$10.95	$10.77		$10.00
Total Return^	(8.87	)% **	5.45%	8.08%	5.63%	10.07%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$108,714		$135,650	$105,565	$65,716	$10,249		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.14	% *	0.15%	0.15%	0.14%	0.19%		-	‡
After expense waiver	N/A		N/A	N/A	N/A	0.15	% #	-	‡
Net investment income (loss) to average daily net assets	(0.14	)% *	2.01%	2.66%	4.04%	7.69%		-	‡
Portfolio turnover rate	17	% **	49%	32%	23%	19%		-	‡
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.84		$11.26	$10.96	$10.78	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.25 ***	0.30 ***	0.38 ***	0.52	***	-
Net realized and unrealized gain (loss) on investments	(0.97)		0.36	0.58	0.23	0.50		-
Total income (loss) from investment operations	(0.97)		0.61	0.88	0.61	1.02		-
Less distributions to shareholders:
From net investment income	-		(0.35)	(0.29)	(0.30)	(0.20)		-
From net realized gains	-		(0.68)	(0.29)	(0.13)	(0.04)		-
Total distributions	-		(1.03)	(0.58)	(0.43)	(0.24)		-
Net asset value, end of period	$9.87		$10.84	$11.26	$10.96	$10.78		$10.00
Total Return^	(8.95	)% **	5.59%	8.12%	5.65%	10.19%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$117,257		$95,204	$66,802	$35,933	$12,389		$601
Ratio of expenses to average daily net assets:
Before expense waiver	0.09	% *	0.10%	0.10%	0.10%	0.21%		-	‡
After expense waiver	N/A		N/A	N/A	N/A	0.10	% #	-	‡
Net investment income (loss) to average daily net assets	(0.09	)% *	2.20%	2.69%	3.45%	5.00%		-	‡
Portfolio turnover rate	17	% **	49%	32%	23%	19%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$10.78		$11.22		$10.94		$10.77		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	0.19	***	0.21	***	0.27	***	0.06	***	-
Net realized and unrealized gain (loss) on investments	(0.95)		0.34		0.58		0.27		0.88		-
Total income (loss) from investment operations	(0.99)		0.53		0.79		0.54		0.94		-
Less distributions to shareholders:
From net investment income	-		(0.29)		(0.22)		(0.24)		(0.13)		-
From net realized gains	-		(0.68)		(0.29)		(0.13)		(0.04)		-
Total distributions	-		(0.97)		(0.51)		(0.37)		(0.17)		-
Net asset value, end of period	$9.79		$10.78		$11.22		$10.94		$10.77		$10.00
Total Return^	(9.18	)%**^^	4.86	% ^^	7.31	% ^^	4.99	% ^^	9.39	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$531		$510		$309		$238		$113		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.80%		0.80%		0.80%		1.57%		-	‡
After expense waiver	N/A		N/A		N/A		N/A		0.80	% #	-	‡
Net investment income (loss) to average daily net assets	(0.79	)% *	1.69%		1.93%		2.46%		0.55%		-	‡
Portfolio turnover rate	17	% **	49%		32%		23%		19%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.49		$12.05		$11.50		$11.11		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.12	***	0.15	***	0.21	***	0.27	***	-
Net realized and unrealized gain (loss) on investments	(1.20)		0.57		0.95		0.52		0.95		-
Total income (loss) from investment operations	(1.23)		0.69		1.10		0.73		1.22		-
Less distributions to shareholders:
From net investment income	-		(0.26)		(0.18)		(0.18)		(0.10)		-
From net realized gains	-		(0.99)		(0.37)		(0.16)		(0.01)		-
Total distributions	-		(1.25)		(0.55)		(0.34)		(0.11)		-
Net asset value, end of period	$10.26		$11.49		$12.05		$11.50		$11.11		$10.00
Total Return^	(10.71	)%**^^	5.76	% ^^	9.70	% ^^	6.56	% ^^	12.24	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$115,871		$142,956		$112,499		$63,024		$21,459		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.50	% *	0.50%		0.50%		0.50%		0.52%		-	‡
After expense waiver	N/A		N/A ##		N/A		N/A		0.50	% #	-	‡
Net investment income (loss) to average daily net assets	(0.50	)% *	0.96%		1.31%		1.89%		2.58%		-	‡
Portfolio turnover rate	17	% **	52%		34%		17%		10%		-	‡
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.56		$12.11		$11.55		$11.13		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.13	***	0.15	***	0.14	***	0.10	***	-
Net realized and unrealized gain (loss) on investments	(1.21)		0.59		0.98		0.63		1.15		-
Total income (loss) from investment operations	(1.22)		0.72		1.13		0.77		1.25		-
Less distributions to shareholders:
From net investment income	-		(0.28)		(0.20)		(0.19)		(0.11)		-
From net realized gains	-		(0.99)		(0.37)		(0.16)		(0.01)		-
Total distributions	-		(1.27)		(0.57)		(0.35)		(0.12)		-
Net asset value, end of period	$10.34		$11.56		$12.11		$11.55		$11.13		$10.00
Total Return^	(10.55	)% **	6.01%		9.93%		6.92%		12.49%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$181,158		$217,725		$211,382		$180,837		$168,132		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.25	% *	0.25%		0.25%		0.25%		0.26%		-	‡
After expense waiver	N/A		N/A ##		N/A		N/A		0.25	% #	-	‡
Net investment income (loss) to average daily net assets	(0.25	)% *	1.07%		1.28%		1.26%		0.93%		-	‡
Portfolio turnover rate	17	% **	52%		34%		17%		10%		-

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.55		$12.10	$11.54	$11.13	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.16 ***	0.22 ***	0.32 ***	0.43	***	-
Net realized and unrealized gain (loss) on investments	(1.21)		0.57	0.93	0.46	0.83		-
Total income (loss) from investment operations	(1.22)		0.73	1.15	0.78	1.26		-
Less distributions to shareholders:
From net investment income	-		(0.29)	(0.22)	(0.21)	(0.12)		-
From net realized gains	-		(0.99)	(0.37)	(0.16)	(0.01)		-
Total distributions	-		(1.28)	(0.59)	(0.37)	(0.13)		-
Net asset value, end of period	$10.33		$11.55	$12.10	$11.54	$11.13		$10.00
Total Return^	(10.56	)% **	6.13%	10.05%	6.97%	12.60%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$71,603		$89,727	$68,388	$33,819	$3,169		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.15	% *	0.15%	0.15%	0.15%	0.23%		-	‡
After expense waiver	N/A		N/A ##	N/A	N/A	0.15	% #	-	‡
Net investment income (loss) to average daily net assets	(0.15	)% *	1.27%	1.82%	2.77%	4.01%		-	‡
Portfolio turnover rate	17	% **	52%	34%	17%	10%		-	‡
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.57		$12.11	$11.55	$11.14	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.18 ***	0.20 ***	0.27 ***	0.33	***	-
Net realized and unrealized gain (loss) on investments	(1.21)		0.57	0.95	0.51	0.94		-
Total income (loss) from investment operations	(1.22)		0.75	1.15	0.78	1.27		-
Less distributions to shareholders:
From net investment income	-		(0.30)	(0.22)	(0.21)	(0.12)		-
From net realized gains	-		(0.99)	(0.37)	(0.16)	(0.01)		-
Total distributions	-		(1.29)	(0.59)	(0.37)	(0.13)		-
Net asset value, end of period	$10.35		$11.57	$12.11	$11.55	$11.14		$10.00
Total Return^	(10.54	)% **	6.18%	10.17%	6.98%	12.71%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$80,414		$68,224	$42,835	$18,300	$4,245		$601
Ratio of expenses to average daily net assets:
Before expense waiver	0.10	% *	0.10%	0.10%	0.10%	0.45%		-	‡
After expense waiver	N/A		N/A ##	N/A	N/A	0.10	% #	-	‡
Net investment income (loss) to average daily net assets	(0.10	)% *	1.46%	1.66%	2.42%	3.16%		-	‡
Portfolio turnover rate	17	% **	52%	34%	17%	10%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.51		$12.07		$11.52		$11.13		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	0.09	***	0.09	***	0.14	***	(0.02	)***	-
Net realized and unrealized gain (loss) on investments	(1.21)		0.57		0.98		0.55		1.21		-
Total income (loss) from investment operations	(1.25)		0.66		1.07		0.69		1.19		-
Less distributions to shareholders:
From net investment income	-		(0.23)		(0.15)		(0.14)		(0.05)		-
From net realized gains	-		(0.99)		(0.37)		(0.16)		(0.01)		-
Total distributions	-		(1.22)		(0.52)		(0.30)		(0.06)		-
Net asset value, end of period	$10.26		$11.51		$12.07		$11.52		$11.13		$10.00
Total Return^	(10.86	)%**^^	5.51	% ^^	9.39	% ^^	6.20	% ^^	11.89	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$280		$324		$209		$162		$113		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	% *	0.80%		0.80%		0.80%		1.47%		-	‡
After expense waiver	N/A		N/A ##		N/A		N/A		0.80	% #	-	‡
Net investment income (loss) to average daily net assets	(0.79	)% *	0.74%		0.78%		1.26%		(0.24)%		-	‡
Portfolio turnover rate	17	% **	52%		34%		17%		10%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.76		$12.39		$11.77		$11.26		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	0.11	***	0.07	***	0.10	***	0.20	***	-
Net realized and unrealized gain (loss) on investments	(1.28)		0.64		1.24		0.73		1.14		-
Total income (loss) from investment operations	(1.31)		0.75		1.31		0.83		1.34		-
Less distributions to shareholders:
From net investment income	-		(0.26)		(0.13)		(0.11)		(0.06)		-
From net realized gains	-		(1.12)		(0.56)		(0.21)		(0.02)		-
Total distributions	-		(1.38)		(0.69)		(0.32)		(0.08)		-
Net asset value, end of period	$10.45		$11.76		$12.39		$11.77		$11.26		$10.00
Total Return^	(11.14	)%**^^	6.16	% ^^	11.26	% ^^	7.47	% ^^	13.39	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$54,282		$65,604		$46,934		$26,913		$6,414		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.49	% *	0.50%		0.50%		0.50%		0.55%		-	‡
After expense waiver	N/A		N/A ##		N/A		0.50	% #	0.50	% #	-	‡
Net investment income (loss) to average daily net assets	(0.49	)% *	0.88%		0.59%		0.85%		1.92%		-	‡
Portfolio turnover rate	19	% **	50%		42%		18%		13%		-	‡
	Class L
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.84		$12.45		$11.81		$11.28		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.13	***	0.08	***	0.07	***	0.04	***	-
Net realized and unrealized gain (loss) on investments	(1.30)		0.67		1.27		0.80		1.33		-
Total income (loss) from investment operations	(1.31)		0.80		1.35		0.87		1.37		-
Less distributions to shareholders:
From net investment income	-		(0.29)		(0.15)		(0.13)		(0.07)		-
From net realized gains	-		(1.12)		(0.56)		(0.21)		(0.02)		-
Total distributions	-		(1.41)		(0.71)		(0.34)		(0.09)		-
Net asset value, end of period	$10.53		$11.84		$12.45		$11.81		$11.28		$10.00
Total Return^	(11.06	)% **	6.49%		11.58%		7.75%		13.63%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$114,851		$142,858		$134,968		$107,540		$101,487		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.24	% *	0.25%		0.25%		0.25%		0.27%		-	‡
After expense waiver#	N/A		N/A ##		N/A		0.25	% #	0.25	% #	-	‡
Net investment income (loss) to average daily net assets	(0.24	)% *	0.97%		0.68%		0.60%		0.41%		-	‡
Portfolio turnover rate	19	% **	50%		42%		18%		13%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.83		$12.44	$11.81	$11.28		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.16 ***	0.12 ***	0.16	***	0.27	***	-
Net realized and unrealized gain (loss) on investments	(1.29)		0.65	1.23	0.72		1.11		-
Total income (loss) from investment operations	(1.30)		0.81	1.35	0.88		1.38		-
Less distributions to shareholders:
From net investment income	-		(0.30)	(0.16)	(0.14)		(0.08)		-
From net realized gains	-		(1.12)	(0.56)	(0.21)		(0.02)		-
Total distributions	-		(1.42)	(0.72)	(0.35)		(0.10)		-
Net asset value, end of period	$10.53		$11.83	$12.44	$11.81		$11.28		$10.00
Total Return^	(10.99	)% **	6.60%	11.60%	7.88%		13.74%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$41,848		$47,208	$31,379	$8,379		$596		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.14	% *	0.15%	0.15%	0.15%		0.54%		-	‡
After expense waiver	N/A		N/A ##	N/A	0.15	% #	0.15	% #	-	‡
Net investment income (loss) to average daily net assets	(0.14	)% *	1.27%	0.96%	1.41%		2.55%		-	‡
Portfolio turnover rate	19	% **	50%	42%	18%		13%		-	‡
	Class S
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.84		$12.45	$11.82	$11.28		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.17 ***	0.08 ***	0.27	***	0.09	***	-
Net realized and unrealized gain (loss) on investments	(1.29)		0.64	1.28	0.63		1.29		-
Total income (loss) from investment operations	(1.30)		0.81	1.36	0.90		1.38		-
Less distributions to shareholders:
From net investment income	-		(0.30)	(0.17)	(0.15)		(0.08)		-
From net realized gains	-		(1.12)	(0.56)	(0.21)		(0.02)		-
Total distributions	-		(1.42)	(0.73)	(0.36)		(0.10)		-
Net asset value, end of period	$10.54		$11.84	$12.45	$11.82		$11.28		$10.00
Total Return^	(10.98	)% **	6.63%	11.63%	8.00%		13.75%		-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$46,348		$44,098	$27,944	$27,274		$1,741		$601
Ratio of expenses to average daily net assets:
Before expense waiver	0.09	% *	0.10%	0.10%	0.10%		0.66%		-	‡
After expense waiver	N/A		N/A ##	N/A	0.10	% #	0.10	% #	-	‡
Net investment income (loss) to average daily net assets	(0.09	)% *	1.31%	0.67%	2.37%		0.85%		-	‡
Portfolio turnover rate	19	% **	50%	42%	18%		13%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 6/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Period ended 12/31/03+
Net asset value, beginning of period	$11.79		$12.41		$11.79		$11.28		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	0.06	***	0.02	***	0.07	***	(0.07	)***	-
Net realized and unrealized gain (loss) on investments	(1.29)		0.66		1.25		0.73		1.38		-
Total income (loss) from investment operations	(1.33)		0.72		1.27		0.80		1.31		-
Less distributions to shareholders:
From net investment income	-		(0.22)		(0.09)		(0.08)		(0.01)		-
From net realized gains	-		(1.12)		(0.56)		(0.21)		(0.02)		-
Total distributions	-		(1.34)		(0.65)		(0.29)		(0.03)		-
Net asset value, end of period	$10.46		$11.79		$12.41		$11.79		$11.28		$10.00
Total Return^	(11.28	)%**^^	5.90	% ^^	10.91	% ^^	7.11	% ^^	13.03	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$190		$226		$189		$142		$114		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.80%		0.80%		0.80%		1.54%		-	‡
After expense waiver	N/A		N/A ##		N/A		0.80	% #	0.80	% #	-	‡
Net investment income (loss) to average daily net assets	(0.79	)% *	0.49%		0.18%		0.59%		(0.63)%		-	‡
Portfolio turnover rate	19	% **	50%		42%		18%		13%		-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

##  Amount waived had no impact on the ratio of expenses to average daily net assets.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 6/30/08 (Unaudited)		Period ended 12/31/07+		Six Months Ended 6/30/08 (Unaudited)		Period ended 12/31/07+		Six months ended 6/30/08 (Unaudited)		Period ended 12/31/07+
Net asset value, beginning of period	$10.04		$10.00		$10.04		$10.00		$10.04		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	0.05	***	(0.01	)***	0.05	***	(0.01	)***	0.05	**
Net realized and unrealized gain (loss) on investments	(1.11)		(0.01)		(1.11)		(0.01)		(1.10)		(0.01)
Total income (loss) from investment operations	(1.13)		0.04		(1.12)		0.04		(1.11)		0.04
Net asset value, end of period	$8.91		$10.04		$8.92		$10.04		$8.93		$10.04

Total Return^	(11.26	)%**^^	0.40	%**^^	(11.16	)% **	0.40	% **	(11.06	)% **	0.40	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$347		$100		$435		$101		$756		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	% *	13.00	% *	0.56	% *	12.75	% *	0.46	% *	12.65	% *
After expense waiver	0.50	% *#	0.50	% *#	0.25	% *#	0.25	% *#	0.15	% *#	0.15	% *#
Net investment income (loss) to average daily net assets	(0.50	)% *	11.71	% *	(0.25	)% *	11.96	% *	(0.15	)% *	12.08	% *
Portfolio turnover rate	22	% **	0%		22	% **	0%		22	% **	0%

	Class S				Class N
	Six months ended 6/30/08 (Unaudited)		Period ended 12/31/07+		Six months ended 6/30/08 (Unaudited)		Period ended 12/31/07+
Net asset value, beginning of period	$10.04		$10.00		$10.04		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	0.05	***	(0.04	)***	0.05	***
Net realized and unrealized gain (loss) on investments	(1.11)		(0.01)		(1.10)		(0.01)
Total income (loss) from investment operations	(1.11)		0.04		(1.14)		0.04
Net asset value, end of period	$8.93		$10.04		$8.90		$10.04

Total Return^	(11.06	)% **	0.40	% **	(11.35	)% **^^	0.40	% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,800		$9,640		$89		$100
Ratio of expenses to average daily net assets:
Before expense waiver	0.42	% *	12.61	% *	1.12	% *	13.30	% *
After expense waiver	0.10	% *#	0.10	% *#	0.80	% *#	0.80	% *#
Net investment income (loss) to average daily net assets	(0.10	)% *	12.12	% *	(0.80	)% *	11.42	% *
Portfolio turnover rate	22	% **	0%		22	% **	0%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period December 17, 2007 (commencement of operations) through December 31, 2007.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.  The Fund
   MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Core Opportunities Fund ("Core Opportunities Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Diversified Growth Fund ("Diversified Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select NASDAQ-100® Fund (formerly MassMutual Select OTC 100 Fund) ("NASDAQ-100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Mid-Cap Value Fund ("Mid-Cap Value Fund"), MassMutual Select Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Emerging Growth Fund ("Emerging Growth Fund"), MassMutual Select Diversified International Fund ("Diversified International Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund"), MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund") and MassMutual Select Destination Retirement 2050 Fund ("Destination Retirement 2050 Fund").

The Diversified Growth Fund and the Destination Retirement 2050 Fund commenced operations on December 17, 2007.

Effective April 30, 2008 (the "Termination Date"), the MassMutual Small Cap Core Equity Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the Fund. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Prior to the opening of business on December 3, 2007, the Blue Chip Growth Fund acquired all assets and liabilities of the MassMutual Select Growth Equity Fund ("Growth Equity Fund"). The acquisition was accomplished by a tax-free exchange of 5,696,347 Class A shares, 10,934,559 Class L shares, 3,435,848 Class Y shares, 14,173,887 Class S shares and 7,746 Class N shares of the Growth Equity Fund for 4,408,209 Class A shares, 8,447,760 Class L shares, 2,661,514 Class Y shares, 10,976,378 Class S shares and 5,981 Class N shares of the Blue Chip Growth Fund. The Growth Equity Fund's net assets at that date of $293,866,300, including $11,598,840 of net unrealized appreciation, were combined with those of the Blue Chip Growth Fund. The aggregate net assets of the Blue Chip Growth Fund immediately before the acquisition were $537,820,831. The aggregate net assets of the Blue Chip Growth Fund immediately following the acquisition were $831,687,131.

Each Fund has five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund has a sixth class of shares: Class Z. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

Notes to Financial Statements (Unaudited) (Continued)

The six Destination Retirement Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the Destination Retirement Funds and the applicable MassMutual Select Funds. The financial statements of the applicable MassMutual Premier Funds, or Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual, are presented separately and can be obtained from the SEC's EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each Destination Retirement Fund are diversified and a shareholder's interest is limited to the Select, Premier or Oppenheimer Funds in which the shares are invested.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust's foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds' investments carried at value:

Asset Valuation Inputs

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Bond Fund	$5,216,962	$311,296,507	$-	$316,513,469
Strategic Balanced Fund	85,975,192	64,595,712	-	150,570,904
Diversified Value Fund	485,358,779	1,251,046	-	486,609,825
Fundamental Value Fund	1,061,748,965	10,411,046	-	1,072,160,011
Value Equity Fund	66,017,855	105,992	-	66,123,847
Large Cap Value Fund	1,131,192,088	29,035,089	-	1,160,227,177
Indexed Equity Fund	2,016,018,088	28,311,903	-	2,044,329,991
Core Opportunities Fund	53,899,004	1,612,534	-	55,511,538
Blue Chip Growth Fund	738,885,869	7,168,216	-	746,054,085
Diversified Growth Fund	85,625,758	891,810	-	86,517,568
Large Cap Growth Fund	38,736,457	470,516	-	39,206,973
Aggressive Growth Fund	413,070,316	1,656,842	-	414,727,158
NASDAQ-100 Fund	45,646,115	557,705	-	46,203,820

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Focused Value Fund	$614,216,215	$28,725,439	$-	$642,941,654
Mid-Cap Value Fund	146,332,770	5,313,951	-	151,646,721
Small Cap Value Equity Fund	131,236,554	1,183,064	-	132,419,618
Small Company Value Fund	534,145,536	18,419,477	-	552,565,013
Mid Cap Growth Equity Fund	139,446,703	1,462,849	-	140,909,552
Mid Cap Growth Equity II Fund	1,334,520,337	33,495,789	434,760	1,368,450,886
Small Cap Growth Equity Fund	560,720,294	36,715,056	-	597,435,350
Small Company Growth Fund	100,403,889	1,294,506	-	101,698,395
Emerging Growth Fund	82,427,335	1,766,186	-	84,193,521
Diversified International Fund	226,145,377	8,366,009	-	234,511,386
Overseas Fund	800,962,324	6,392,643	-	807,354,967
Destination Retirement Income Fund	223,754,758	-	-	223,754,758
Destination Retirement 2010 Fund	227,731,072	-	-	227,731,072
Destination Retirement 2020 Fund	601,943,842	-	-	601,943,842
Destination Retirement 2030 Fund	449,519,324	-	-	449,519,324
Destination Retirement 2040 Fund	257,627,171	-	-	257,627,171
Destination Retirement 2050 Fund	11,463,339	-	-	11,463,339
	Other Financial Instruments*
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Bond Fund	$(514,958)	$(2,636,305)	$-	$(3,151,263)
Strategic Balanced Fund	(113,070)	244,034	-	130,964
Indexed Equity Fund	(1,508,554)	-	-	(1,508,554)
NASDAQ-100 Fund	(41,902)	-	-	(41,902)
Small Cap Value Equity Fund	(19,813)	-	-	(19,813)
Diversified International Fund	(393,433)	-	-	(393,433)
Overseas Fund	(3,074,077)	-	-	(3,074,077)

*  Other financial instruments include futures, forwards and swap contracts.

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Bond Fund	$-	$(338,657)	$-	$(338,657)
Strategic Balanced Fund	-	(81,625)	-	(81,625)
Small Cap Growth Equity Fund	-	(484,200)	-	(484,200)

*  Other financial instruments include written options.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/07	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation/ depreciation	Net purchases/ sales	Net transfers in and/or out of Level 3	Balance, as of 06/30/08	Net change in unrealized appreciation/ depreciation from investments still held as of 06/30/08
Mid Cap Growth Equity II Fund	$434,760	$-	$-	$-	$-	$434,760	$-

Securities Lending
   Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

The Funds had no securities on loan at June 30, 2008.

The Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended June 30, 2008, the Trust earned securities lending income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Strategic Bond Fund	$116,291	$87,460	$28,831
Strategic Balanced Fund	45,503	33,311	12,192
Diversified Value Fund	241,802	211,108	30,694
Fundamental Value Fund	293,538	259,901	33,637
Value Equity Fund	51,039	42,756	8,283
Large Cap Value Fund	813,711	488,482	325,229
Indexed Equity Fund	870,729	718,354	152,375
Core Opportunities Fund	31,768	25,682	6,086
Blue Chip Growth Fund	416,178	362,971	53,207
Diversified Growth Fund	2,207	2,015	192
Large Cap Growth Fund	27,907	24,594	3,313
Aggressive Growth Fund	362,491	322,041	40,450
NASDAQ-100 Fund	36,419	21,210	15,209
Focused Value Fund	341,048	298,549	42,499
Mid-Cap Value Fund	317,730	269,574	48,156
Small Cap Value Equity Fund	307,462	209,870	97,592
Small Company Value Fund	981,862	724,381	257,481
Mid Cap Growth Equity Fund	212,268	178,608	33,660
Mid Cap Growth Equity II Fund	2,269,176	1,672,567	596,609
Small Cap Growth Equity Fund	1,735,794	1,282,515	453,279
Small Company Growth Fund	312,897	214,573	98,324
Emerging Growth Fund	217,665	106,452	111,213
Diversified International Fund	65,115	52,628	12,487
Overseas Fund	283,940	242,390	41,550
	$10,354,540	$7,851,992	$2,502,548

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements
   Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders
   Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation
   The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency
Contracts
   Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations, or for the Diversified International Fund to generate additional returns by buying currencies in excess of underlying equities when opportunities arise. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or

Notes to Financial Statements (Unaudited) (Continued)

offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Funds listed in the following table had open forward foreign currency contracts at June 30, 2008:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund
SELLS
8/5/08	Euro	712,885	$1,128,782	$1,120,503	$8,278
Strategic Balanced Fund
BUYS
8/5/08	Canadian Dollar	306,575	304,033	300,788	$(3,245)
SELLS
8/5/08	Canadian Dollar	453,253	449,210	444,697	$4,513
8/5/08	Euro	322,810	512,703	507,389	5,314
					$9,827
Diversified International Fund
BUYS
9/16/08	Canadian Dollar	25,924,000	25,325,805	25,423,895	$98,092
9/16/08	Euro	12,063,000	18,860,380	18,921,154	60,774
9/16/08	Japanese Yen	504,006,000	4,701,083	4,766,302	65,219
9/16/08	Norwegian Krone	49,114,000	9,628,874	9,571,199	(57,676)
9/16/08	Swedish Krona	75,476,000	12,615,920	12,474,918	(141,001)
9/16/08	Swiss Franc	7,663,000	7,480,695	7,514,887	34,191
					$59,599
SELLS
7/10/08	Australian Dollar	85,752	82,022	81,891	$131
9/16/08	Great British Pound	16,956,000	33,227,825	33,555,769	(327,944)
9/16/08	Japanese Yen	4,110,581,000	38,921,534	38,873,092	48,441
9/16/08	Swiss Franc	995,000	947,827	975,768	(27,942)
9/16/08	Norwegian Krone	4,390,000	841,061	855,511	(14,450)
9/16/08	Canadian Dollar	624,000	613,238	611,962	1,275
					$(320,489)

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund
SELLS
7/8/08	Great British Pound	6,100,000	$12,010,900	$12,135,571	$(124,671)
7/22/08	Great British Pound	9,050,000	17,697,275	17,984,466	(287,191)
8/29/08	Swiss Franc	9,110,000	8,552,947	8,933,017	(380,070)
12/9/08	Swiss Franc	7,120,000	6,848,920	6,987,357	(138,437)
2/27/09	Euro	14,150,000	21,046,711	22,011,218	(964,507)
3/19/09	Swiss Franc	5,550,000	5,601,082	5,450,150	150,932
3/31/09	Euro	21,200,000	32,807,848	32,924,427	(116,579)
4/20/09	Swiss Franc	2,120,000	2,121,379	2,082,287	39,092
4/20/09	Euro	8,440,000	13,228,012	13,095,235	132,777
4/21/09	Great British Pound	15,200,000	29,398,320	29,595,015	(196,695)
5/11/09	Swiss Franc	26,950,000	25,494,760	26,474,358	(979,598)
5/26/09	Euro	10,200,000	15,752,880	15,799,061	(46,181)
5/26/09	Swiss Franc	13,430,000	13,031,370	13,194,319	(162,949)
					$(3,074,077)

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments
  Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Financial Futures Contracts
   A Fund may enter into futures contracts, including stock future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

Notes to Financial Statements (Unaudited) (Continued)

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Funds listed in the following table had open futures contracts at June 30, 2008:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund
BUYS 31	Euro Bund Future	9/10/08	$5,397,549	$(87,608)
165	Eurodollar Future	9/15/08	40,041,375	(51,988)
125	U.S. Treasury Note 30 Year	9/19/08	14,449,219	95,344
577	U.S. Treasury Note 5 Year	9/30/08	63,790,055	(172,869)
274	Eurodollar Future	3/16/09	66,225,800	(94,495)
25	Eurodollar Future	3/19/09	5,835,860	(14,992)
69	Eurodollar Future	6/15/09	16,642,938	(213,595)
				$(540,203)
SELLS 137	U.S. Treasury Note 10 Year	9/19/08	15,607,297	$5,729
13	U.S. Treasury Note 2 Year	9/30/08	2,745,641	(2,128)
2	Eurodollar Future	12/15/08	484,100	4,015
5	Eurodollar Future	9/14/09	1,202,688	9,351
				$16,967
Strategic Balanced Fund
BUYS 8	Euro Bund Future	9/10/08	1,392,916	$(22,613)
39	Eurodollar Future	9/15/08	9,464,325	(15,320)
18	U.S. Treasury Note 30 Year	9/19/08	2,080,688	18,769
152	U.S. Treasury Note 5 Year	9/30/08	16,804,313	(24,791)
68	Eurodollar Future	3/16/09	16,435,600	(29,053)
6	Eurodollar Future	3/19/09	1,400,606	(2,810)
16	Eurodollar Future	6/15/09	3,856,739	(51,990)
				$(127,808)
SELLS 67	U.S. Treasury Note 10 Year	9/19/08	7,632,766	$6,931
4	U.S. Treasury Note 2 Year	9/30/08	844,813	(645)
1	Eurodollar Future	9/14/09	240,538	1,870
				$8,156
Indexed Equity Fund
BUYS 94	S&P 500 Index	9/18/08	30,105,851	$(1,508,554)
NASDAQ-100 Fund
BUYS 16	NASDAQ-100	9/19/08	590,719	$(41,902)
Small Cap Value Equity Fund
BUYS 12	Russell Mini	9/19/08	830,040	$(19,813)
Diversified International Fund
BUYS 44	DJ Euro Stoxx 50	9/19/08	2,345,290	$(132,543)

Notes to Financial Statements (Unaudited) (Continued)

Options
   The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Notes to Financial Statements (Unaudited) (Continued)

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

The Funds listed in the following table had open written option contracts at June 30, 2008:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
$7,000	8/22/08	10 Year U.S. Treasury Note Future Put, Strike 111.00	$6,090	$2,405
24,000	8/22/08	10 Year U.S. Treasury Note Future Put, Strike 112.00	18,066	13,125
28,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 114.00	25,610	37,188
20,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 114.00	15,369	26,563
34,000	8/22/08	5 Year U.S. Treasury Note Future Call, Strike 114.00	10,471	5,047
18,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 114.50	12,988	19,688
7,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 115.00	6,637	6,234
23,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 115.50	20,994	16,531
43,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 116.00	35,301	24,859
47,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 116.50	38,624	22,031
12,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 117.00	9,690	4,313
66,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 118.00	55,342	14,438
19,000	8/22/08	U.S. Treasury Long Bond Future Call, Strike 118.00	22,468	14,547
24,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 119.00	10,474	3,000
100,000	9/15/08	IMM Euro Future Put, Strike 96.63	16,925	4,750
25,000	9/15/08	90 Day Euro Future Put, Strike 97.00	2,013	3,188
175,000	9/15/08	90 Day Euro Future Put, Strike 97.75	28,900	120,750
			$335,962	$338,657
Strategic Balanced Fund
4,000	8/22/08	5 Year U.S. Treasury Note Future Put, Strike 108.00	$1,230	$1,000
5,000	8/22/08	10 Year U.S. Treasury Note Future Put, Strike 111.00	3,350	1,718
4,000	8/22/08	10 Year U.S. Treasury Note Future Put, Strike 111.50	3,730	1,750
6,000	8/22/08	10 Year U.S. Treasury Note Future Put, Strike 112.00	4,518	3,281
6,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 114.00	5,501	7,968
4,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 114.00	3,074	5,312
4,000	8/22/08	5 Year U.S. Treasury Note Future Call, Strike 114.00	1,230	594

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Balanced Fund (continued)
4,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 114.50	$2,886	$4,375
2,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 115.00	1,896	1,781
10,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 115.50	8,559	7,188
9,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 116.00	7,377	5,203
10,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 116.50	8,231	4,688
3,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 117.00	2,423	1,078
14,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 118.00	11,789	3,063
4,000	8/22/08	U.S. Treasury Long Bond Future Call, Strike 118.00	4,730	3,063
3,000	8/22/08	10 Year U.S. Treasury Note Future Call, Strike 119.00	1,016	375
20,000	9/15/08	IMM Euro Future Put, Strike 96.63	3,385	950
5,000	9/15/08	90 Day Euro Future Put, Strike 97.00	403	638
40,000	9/15/08	90 Day Euro Future Put, Strike 97.75	6,620	27,600
			$81,948	$81,625
Small Cap Growth Equity Fund
26,900	9/20/08	Foundation Coal Hold Call, Strike 75.00	$84,695	$484,200

  Transactions in written option contracts during the period ended June 30, 2008, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Option outstanding at December 31, 2007	988	$692,291
Options written	3,488	2,125,838
Options terminated in closing purchase transactions	(3,984)	(2,482,167)
Option outstanding at June 30, 2008	492	$335,962
Strategic Balanced Fund
Option outstanding at December 31, 2007	243	$171,326
Options written	804	488,598
Options terminated in closing purchase transactions	(929)	(577,976)
Option outstanding at June 30, 2008	118	$81,948
Small Cap Growth Equity Fund
Option outstanding at December 31, 2007	-	$-
Options written	946	112,636
Options terminated in closing purchase transactions	(677)	(27,941)
Option outstanding at June 30, 2008	269	$84,695

Swaps, Caps, Floors and Collars
  A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swap Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Notes to Financial Statements (Unaudited) (Continued)

Credit default swaps A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a "protection buyer," makes periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Total return swaps In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

Notes to Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Risk Factors in Swap Contracts and Other Two-Party Contracts The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Funds listed in the following table had open swap agreements at June 30, 2008:

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
Credit Default Swaps
2,079,000	USD	6/20/12	Agreement with Goldman Sachs & Co.,	$(164,788)
			to receive 2.75% per year times the
			notional amount. The Fund makes payment only
			upon a default event of CDX.NA.HY.8.
2,000,000	USD	6/20/12	Agreement with Goldman Sachs & Co., dated 7/20/07 to receive 0.35% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.8.	(74,954)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund (continued)
Credit Default Swaps (continued)
700,000	USD	6/20/12	Agreement with Goldman Sachs & Co.,	$(15,278)
			dated 8/21/07 to receive 0.35% per year times the
			notional amount. The Fund makes payment only
			upon a default event of CDX.NA.IG.8.
8,400,000	USD	6/20/12	Agreement with Morgan Stanley & Co., dated 6/25/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(640,855)
12,300,000	USD	6/20/12	Agreement with Morgan Stanley & Co., dated 7/23/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(766,140)
1,000,000	USD	6/20/12	Agreement with Barclays Bank PLC, dated 4/26/07 to receive 1.75% per year times the notional amount. The Fund makes payment only upon a default event of The Eastman Kodak Co. Note.	(61,127)
2,000,000	USD	6/20/12	Agreement with Morgan Stanley & Co., dated 4/26/07 to receive 2.92% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Co.	(508,906)
1,000,000	USD	6/20/12	Agreement with Barclays Bank PLC, dated 4/26/07 to receive 1.87% per year times the notional amount. The Fund pays payment only upon a default event of The AES Corp.	(38,543)
1,000,000	USD	6/20/12	Agreement with Barclays Bank PLC, dated 4/26/07 to receive 2.62% per year times the notional amount. The Fund makes payment only upon a default event of HCA Inc.	(57,364)
100,000	USD	9/20/12	Agreement with Goldman Sachs & Co., dated 6/29/07 to receive 3.24% per year times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(8,718)
4,000,000	USD	12/20/12	Agreement with Morgan Stanley & Co., dated 1/30/08 to receive 2.25% per year times the notional amount. The Fund makes payment only upon a default event of LCDX.NA.HY.9.	28,014
1,980,000	USD	12/20/12	Agreement with Morgan Stanley & Co., dated 1/22/08 to receive 3.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.9	(20,422)
2,800,000	USD	6/20/13	Agreement with Goldman Sachs & Co., dated 3/28/07 to receive 3.50% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL10.	(26,961)
1,100,000	USD	5/25/46	Agreement with Morgan Stanley & Co., dated 8/08/07 to receive 0.11% per year times the notional amount. The Fund makes payment only upon a default event of ABX.HE-AAA.	(280,263)
				$(2,636,305)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund
Credit Default Swaps
114,545	USD	12/20/09	Agreement with Goldman Sachs & Co., dated 4/07/05	$746
			to receive 4.00% per year times the notional amount.
			The Fund makes payment only upon a default event of
			an entity within the CDX.NA.HY.3.B.
400,000	USD	12/20/09	Agreement with Deutsche Bank, dated 11/02/04 to receive 0.22% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Senior Debt.	(1,366)
100,000	USD	3/20/10	Agreement with Deutsche Bank, dated 2/03/05 to receive 1.25% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co.	(1,804)
100,000	USD	6/20/10	Agreement with Goldman Sachs & Co., dated 5/04/05 to receive 4.75% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Co.	(13,236)
60,000	USD	9/20/10	Agreement with Deutsche Bank, dated 7/28/05 to receive 2.30% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co.	(424)
400,000	USD	6/20/12	Agreement with Lehman Brothers, Inc., dated 10/19/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(20,995)
2,600,000	USD	6/20/12	Agreement with Morgan Stanley & Co., dated 6/25/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(198,360)
3,700,000	USD	6/20/12	Agreement with Morgan Stanley & Co., dated 7/23/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(230,465)
200,000	USD	12/20/12	Agreement with Lehman Brothers, Inc., dated 10/22/07 to receive 1.40% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(15,479)
1,000,000	USD	12/20/12	Agreement with Morgan Stanley & Co., dated 4/14/08 to receive 2.25% per year times the notional amount. The Fund makes payment only upon a default event of LCDX.NA.HY.9.	7,004
100,000	USD	3/21/15	Agreement with Deutsche Bank, dated 2/01/05 to receive 2.93% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(35,549)
16,359	USD	11/25/34	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M9.	9,506
18,288	USD	11/25/34	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M9.	11,096

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Credit Default Swaps (continued)
17,707	USD	11/25/34	Agreement with Deutsche Bank, dated 2/24/05 to pay	$8,967
			2.25% per year times the notional amount. The Fund
			receives payment only upon a default event of Argent
			Securities, Inc., Series 2004-W11, Class M10.
16,360	USD	11/25/34	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	5,930
45,000	USD	12/25/34	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M8.	22,445
45,000	USD	12/25/34	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M9.	25,015
16,673	USD	1/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital ABS I, Series 2005-WMC1, Class B3.	15,511
45,000	USD	1/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of People's Choice Home Loan Securities Trust, Series 2005-1, Class B2.	17,978
22,541	USD	1/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of People's Choice Home Loan, Series 2005-1, Class B3.	20,697
14,273	USD	1/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2.	13,161
17,839	USD	1/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	15,663
18,002	USD	1/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	16,108
29,605	USD	2/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M9.	25,938
45,000	USD	2/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust Series, 2005-1, Class M8.	17,970

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Credit Default Swaps (continued)
45,000	USD	2/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay	$38,148
			1.30% per year times the notional amount. The Fund
			receives payment only upon a default event of ACE
			Securities Corp., Series 2005-HE1, Class M8.
32,320	USD	2/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M9.	7,605
45,000	USD	3/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B3.	41,152
45,000	USD	3/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M9.	19,201
45,000	USD	3/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M8.	21,074
45,000	USD	3/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B2.	25,675
45,000	USD	6/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M8.	25,350
45,000	USD	6/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B3.	26,685
45,000	USD	6/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M9.	29,241
45,000	USD	6/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B2.	23,752
45,000	USD	9/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3.	12,481
45,000	USD	9/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2.	13,436

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Credit Default Swaps (continued)
45,000	USD	10/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay	$12,668
			2.25% per year times the notional amount. The Fund
			receives payment only upon a default event of Merrill
			Lynch Mortgage Investors, Series 2005-NC1, Class B3.
45,000	USD	10/25/35	Agreement with Deutsche Bank, dated 2/24/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2.	15,218
43,391	USD	1/25/36	Agreement with Deutsche Bank, dated 2/24/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M9.	40,245
45,000	USD	1/25/36	Agreement with Deutsche Bank, dated 2/24/05 to	40,432
			pay 1.35% per year times the notional amount.
			The Fund receives payment only upon a default event
			of Park Place Securities, Inc., Series 2005-WCH1,
			Class M8.
300,000	USD	5/25/46	Agreement with Morgan Stanley & Co., dated 8/08/07 to receive 0.11% per year times the notional amount. The Fund makes payment only upon a default event of ABX.HE-AAA.	(76,435)
Interest Rate Swaps
2,510,000	USD	6/17/10	Agreement with Deutsche Bank, dated 6/17/05 to receive the notional amount times 4.313% and to pay the notional amount times the three month USD-LIBOR-BBA Index.	37,771
3,300,000	USD	3/19/18	Agreement with Morgan Stanley & Co., dated 3/19/08 to pay the notional amount times 5.00% and to receive the notional amount times the three month USD-LIBOR-BBA Index.	174,278
				$244,034

Allocation of Operating Activity
   In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund and Destination Retirement 2050 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities
  The Diversified International Fund and Overseas Fund invest substantially all of their assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the

Notes to Financial Statements (Unaudited) (Continued)

U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities
  Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at June 30, 2008, were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Strategic Bond Fund	$1,507,428	$1,625,940	0.5%
Strategic Balanced Fund	548,883	459,423	0.3%

3.  Management
Fees and Other
Transactions

Investment Management Fees
   Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly, based upon each Fund's average daily net assets, at the following annual rates:

Strategic Bond Fund	0.55%
Strategic Balanced Fund	0.60%
Diversified Value Fund	0.50%
Fundamental Value Fund	0.65%
Value Equity Fund	0.70%
Large Cap Value Fund *	0.65% of the first $1.5 billion
0.60% of any excess over $1.5 billion
Indexed Equity Fund	0.10%
Core Opportunities Fund	0.70%
Blue Chip Growth Fund	0.65%
Diversified Growth Fund	0.70%
Large Cap Growth Fund	0.65%
Aggressive Growth Fund	0.73%
NASDAQ-100 Fund	0.15%
Focused Value Fund	0.69%
Mid-Cap Value Fund	0.70%
Small Cap Value Equity Fund	0.75%
Small Company Value Fund	0.85%
Mid Cap Growth Equity Fund	0.70%
Mid Cap Growth Equity II Fund	0.75%
Small Cap Growth Equity Fund	0.82%
Small Company Growth Fund	0.85%
Emerging Growth Fund	0.79%
Diversified International Fund	0.90%
Overseas Fund	1.00%
Destination Retirement Income Fund**	0.05% of the first $500 million
0.025% of the next $500 million
0.000% of any excess over $1 billion

Notes to Financial Statements (Unaudited) (Continued)

Destination Retirement 2010 Fund**	0.05% of the first $500 million
0.025% of the next $500 million
0.000% of any excess over $1 billion
Destination Retirement 2020 Fund**	0.05% of the first $500 million
0.025% of the next $500 million
0.000% of any excess over $1 billion
Destination Retirement 2030 Fund**	0.05% of the first $500 million
0.025% of the next $500 million
0.000% of any excess over $1 billion
Destination Retirement 2040 Fund**	0.05% of the first $500 million
0.025% of the next $500 million
0.000% of any excess over $1 billion
Destination Retirement 2050 Fund**	0.05% of the first $500 million
0.025% of the next $500 million
0.000% of any excess over $1 billion

*  Prior to April 1, 2008, the fee was 0.65%.

**  Prior to April 1, 2008, the fee was 0.05%.

MassMutual has also entered into investment sub-advisory agreements with the following unaffiliated investment subadvisers: AllianceBernstein L.P. for the Diversified Value Fund, the Large Cap Growth Fund and the Diversified International Fund; Wellington Management Company, LLP for the Fundamental Value Fund and a portion of the Diversified Growth Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund; Pyramis Global Advisors, LLC for the Value Equity Fund; Davis Selected Advisers, L.P. for the Large Cap Value Fund; Northern Trust Investments, N.A. for the Indexed Equity Fund and the NASDAQ-100 Fund; Sands Capital Management, LLC for a portion of the Aggressive Growth Fund; Cooke & Bieler, L.P. for the Mid-Cap Value Fund; Harris Associates, L.P. for the Focused Value Fund and a portion of the Overseas Fund; Clover Capital Management, Inc. for a portion of the Small Company Value Fund; EARNEST Partners, LLC for a portion of the Small Company Value Fund; T. Rowe Price Associates, Inc. for the Blue Chip Growth Fund, the Mid Cap Growth Equity II Fund and a portion of the Diversified Growth Fund and the Small Company Value Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; Mazama Capital Management, Inc. for a portion of the Small Company Growth Fund; Eagle Asset Management, Inc. for a portion of the Small Company Growth Fund; Delaware Management Company for a portion of the Emerging Growth Fund and the Aggressive Growth Fund; Insight Capital Research & Management, Inc. for a portion of the Emerging Growth Fund; Massachusetts Financial Services Company for a portion of the Overseas Fund; Western Asset Management Company for a portion of the Strategic Bond Fund and a portion of the Strategic Balanced Fund; Western Asset Management Company Limited for a portion of the Strategic Bond Fund and a portion of the Strategic Balanced Fund; ClearBridge Advisors, LLC for a portion of the Strategic Balanced Fund; Victory Capital Management, Inc. for the Core Opportunities Fund; SSgA Funds Management, Inc. for the Small Cap Value Equity Fund; Turner Investment Partners, Inc. for a portion of the Mid Cap Growth Equity Fund; and Legg Mason Capital Management, Inc. for a portion of the Diversified Growth Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objective, policies and investment strategies.

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees
   Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class A	Class L	Class Y	Class S	Class Z	Class N
Strategic Bond Fund	0.2500%	0.2500%	0.1000%	0.0500%	N/A	0.3000%
Strategic Balanced Fund	0.3270%	0.3270%	0.1770%	0.1270%	N/A	0.3770%
Diversified Value Fund	0.3083%	0.2683%	0.1583%	0.0583%	N/A	0.3683%
Fundamental Value Fund	0.3129%	0.3129%	0.1629%	0.1229%	N/A	0.3629%
Value Equity Fund	0.2785%	0.2785%	0.1285%	0.0785%	N/A	0.3285%
Large Cap Value Fund	0.3244%	0.3244%	0.1744%	0.0844%	N/A	0.3744%
Indexed Equity Fund	0.4797%	0.4797%	0.3297%	0.2997%	0.0855%	0.5297%
Core Opportunities Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A	0.3500%
Blue Chip Growth Fund	0.4085%	0.4085%	0.2885%	0.1585%	N/A	0.4585%
Diversified Growth Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A	0.3500%
Large Cap Growth Fund	0.3529%	0.3529%	0.2029%	0.1629%	N/A	0.4029%
Aggressive Growth Fund	0.3444%	0.3444%	0.1944%	0.0944%	N/A	0.3944%
NASDAQ-100 Fund	0.6244%	0.6244%	0.4744%	0.3744%	N/A	0.6744%
Focused Value Fund	0.3344%	0.3344%	0.1844%	0.0844%	N/A	0.3844%
Mid-Cap Value Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A	0.3500%
Small Cap Value Equity Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A	0.3500%
Small Company Value Fund	0.3593%	0.3593%	0.2093%	0.1693%	N/A	0.4093%
Mid Cap Growth Equity Fund	0.3075%	0.3075%	0.1575%	0.0875%	N/A	0.3575%
Mid Cap Growth Equity II Fund	0.3244%	0.3244%	0.1744%	0.0844%	N/A	0.3744%
Small Cap Growth Equity Fund	0.4075%	0.4075%	0.2575%	0.1175%	N/A	0.4575%
Small Company Growth Fund	0.3491%	0.3491%	0.1991%	0.1591%	N/A	0.3991%
Emerging Growth Fund	0.3344%	0.3344%	0.1844%	0.0844%	N/A	0.3844%
Diversified International Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A	0.3500%
Overseas Fund	0.2443%	0.2443%	0.0943%	0.0443%	N/A	0.2943%
Destination Retirement Income Fund	0.1459%	0.1459%	0.0459%	0.0200%	N/A	0.1959%
Destination Retirement 2010 Fund	0.1696%	0.1696%	0.0696%	0.0196%	N/A	0.2196%
Destination Retirement 2020 Fund	0.1758%	0.1758%	0.0758%	0.0258%	N/A	0.2258%
Destination Retirement 2030 Fund	0.1733%	0.1733%	0.0733%	0.0233%	N/A	0.2233%
Destination Retirement 2040 Fund	0.1616%	0.1616%	0.0616%	0.0116%	N/A	0.2116%
Destination Retirement 2050 Fund	0.1600%	0.1600%	0.0600%	0.0100%	N/A	0.2100%

Distribution and Service Fees
  MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Notes to Financial Statements (Unaudited) (Continued)

Indirect Expenses
  The Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund and Destination Retirement 2050 Fund incur fees and expenses indirectly as shareholders in the underlying funds. For the period ended June 30, 2008, these expenses were as follows:

Indirect Operating	Expenses
Destination Retirement Income Fund	0.67%
Destination Retirement 2010 Fund	0.73%
Destination Retirement 2020 Fund	0.78%
Destination Retirement 2030 Fund	0.83%
Destination Retirement 2040 Fund	0.84%
Destination Retirement 2050 Fund	0.84%

Expense Caps and Waivers
  MassMutual agreed to cap the fees and expenses of the Funds (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through March 31, 2009, unless otherwise noted, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class A	Class L	Class Y	Class S	Class N
Strategic Bond Fund*	1.00%	0.75%	0.75%	0.70%	1.30%
Core Opportunities Fund	1.35%	1.10%	0.95%	0.90%	1.65%
Blue Chip Growth Fund**	1.19%	0.98%	0.82%	0.76%	1.51%
Diversified Growth Fund***	1.25%	1.00%	0.85%	0.80%	1.55%
Mid-Cap Value Fund	1.38%	1.13%	0.98%	0.88%	1.68%
Small Cap Value Equity Fund	1.40%	1.15%	1.00%	0.95%	1.70%
Diversified International Fund	1.42%	1.17%	1.09%	0.99%	1.72%
Destination Retirement 2050 Fund***	0.50%	0.25%	0.15%	0.10%	0.80%

*  Expense caps in effect through March 31, 2008.

**  Expense caps in effect through March 31, 2010.

***  Expense cap excludes Acquired Fund fees and expenses. Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

MassMutual has agreed to voluntarily waive, through March 31, 2009, 0.20% of the administrative and shareholder service fee for Classes A, L and N of the Indexed Equity Fund and 0.10% of the administrative and shareholder service fee for Classes A, L and N of the Overseas Fund, based upon the average daily net assets of the applicable class of shares of the Funds. MassMutual has also agreed to voluntarily waive, through October 13, 2008, 0.05% of the management fee for each class of the Blue Chip Growth Fund, based upon each class's average daily net assets.

Rebated Brokerage Commissions
  The Strategic Balanced Fund, Fundamental Value Fund, Large Cap Value Fund, Core Opportunities Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Aggressive Growth Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund and Diversified International Fund have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions

Notes to Financial Statements (Unaudited) (Continued)

presented in the Statement of Operations. For the period ended June 30, 2008, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Strategic Balanced Fund	$970
Fundamental Value Fund	22,865
Large Cap Value Fund	5,979
Core Opportunities Fund	4,673
Blue Chip Growth Fund	1,581
Diversified Growth Fund	2,347
Large Cap Growth Fund	2,132
Aggressive Growth Fund	11,712
Focused Value Fund	68,964
Mid-Cap Value Fund	38,492
Small Cap Value Equity Fund	13,439
Small Company Value Fund	23,678
Mid Cap Growth Equity Fund	19,432
Mid Cap Growth Equity II Fund	8,973
Small Cap Growth Equity Fund	75,224
Small Company Growth Fund	23,743
Emerging Growth Fund	10,068

Deferred Compensation
   Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other assets. For the period ended June 30, 2008, no significant amounts have been deferred.

Other
   Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

  The following table shows beneficial ownership of Funds' shares by affiliated parties at June 30, 2008:

Total % Ownership by Related Party
Strategic Bond Fund	78.7%
Strategic Balanced Fund	87.2%
Diversified Value Fund	72.4%
Fundamental Value Fund	84.8%
Value Equity Fund	97.8%
Large Cap Value Fund	82.6%
Indexed Equity Fund	79.1%
Core Opportunities Fund	81.4%
Blue Chip Growth Fund	89.2%
Diversified Growth Fund	15.0%
Large Cap Growth Fund	96.6%
Aggressive Growth Fund	75.8%
NASDAQ-100 Fund	93.2%
Focused Value Fund	84.6%
Mid-Cap Value Fund	55.1%
Small Cap Value Equity Fund	72.9%
Total % Ownership by Related Party
Small Company Value Fund	80.0%
Mid Cap Growth Equity Fund	72.2%
Mid Cap Growth Equity II Fund	78.6%
Small Cap Growth Equity Fund	89.4%
Small Company Growth Fund	81.3%
Emerging Growth Fund	67.5%
Diversified International Fund	55.8%
Overseas Fund	77.4%
Destination Retirement Income Fund	55.4%
Destination Retirement 2010 Fund	67.1%
Destination Retirement 2020 Fund	76.0%
Destination Retirement 2030 Fund	76.6%
Destination Retirement 2040 Fund	78.4%
Destination Retirement 2050 Fund	92.0%

Notes to Financial Statements (Unaudited) (Continued)

4.  Purchases and Sales of Investments
   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2008, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Strategic Bond Fund	$147,184,028	$47,193,157	$215,630,669	$18,948,063
Strategic Balanced Fund	60,456,763	15,908,268	86,687,410	32,989,763
Diversified Value Fund	-	43,164,102	-	87,884,395
Fundamental Value Fund	-	310,405,641	-	360,887,723
Value Equity Fund	-	71,549,090	-	75,805,460
Large Cap Value Fund	-	102,571,376	-	191,513,193
Indexed Equity Fund	-	46,311,550	-	48,034,931
Core Opportunities Fund	-	36,085,327	-	29,826,937
Blue Chip Growth Fund	-	175,325,359	-	177,984,188
Diversified Growth Fund	-	33,628,978	-	32,407,826
Large Cap Growth Fund	-	19,529,812	-	19,976,709
Aggressive Growth Fund	-	67,921,949	-	174,664,003
NASDAQ-100 Fund	-	1,443,477	-	5,371,127
Focused Value Fund	-	149,567,233	-	205,416,233
Mid-Cap Value Fund	-	23,626,381	-	43,555,177
Small Cap Value Equity Fund	-	87,328,288	-	89,260,561
Small Company Value Fund	-	98,931,332	-	108,946,826
Mid Cap Growth Equity Fund	-	110,881,949	-	109,878,114
Mid Cap Growth Equity II Fund	-	248,074,515	-	346,818,573
Small Cap Growth Equity Fund	-	277,385,646	-	286,895,998
Small Company Growth Fund	-	60,205,494	-	83,090,831
Emerging Growth Fund	-	82,339,459	-	97,623,111
Diversified International Fund	-	130,014,158	-	35,689,896
Overseas Fund	-	244,521,609	-	429,965,263
Destination Retirement Income Fund	-	43,148,238	-	58,073,130
Destination Retirement 2010 Fund	-	47,910,082	-	55,810,272
Destination Retirement 2020 Fund	-	105,859,016	-	117,209,416
Destination Retirement 2030 Fund	-	80,505,213	-	97,040,296
Destination Retirement 2040 Fund	-	53,230,005	-	63,872,020
Destination Retirement 2050 Fund	-	4,914,381	-	2,249,957

5.  Capital Share Transactions
   Changes in shares outstanding for each Fund were as follows:

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Strategic Bond Fund Class A
Sold	1,294,053	$13,087,156	4,944,662	$50,075,041
Issued as reinvestment of dividends	-	-	295,775	2,922,258
Redeemed	(765,192)	(7,665,177)	(969,445)	(9,769,652)
Net increase (decrease)	528,861	$5,421,979	4,270,992	$43,227,647

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Strategic Bond Fund Class L
Sold	539,682	$5,467,798	1,405,391	$14,179,916
Issued as reinvestment of dividends	-	-	110,968	1,099,688
Redeemed	(259,468)	(2,628,952)	(338,561)	(3,413,867)
Net increase (decrease)	280,214	$2,838,846	1,177,798	$11,865,737
Strategic Bond Fund Class Y
Sold	957,678	$9,750,891	5,772,596	$58,518,009
Issued as reinvestment of dividends	-	-	568,407	5,638,602
Redeemed	(1,662,169)	(16,843,603)	(2,312,198)	(23,324,111)
Net increase (decrease)	(704,491)	$(7,092,712)	4,028,805	$40,832,500
Strategic Bond Fund Class S
Sold	1,435,172	$14,556,002	3,930,419	$39,850,194
Issued as reinvestment of dividends	-	-	206,651	2,049,979
Redeemed	(6,723,098)	(68,062,838)	(886,973)	(9,026,910)
Net increase (decrease)	(5,287,926)	$(53,506,836)	3,250,097	$32,873,263
Strategic Bond Fund Class N
Sold	13,660	$137,941	210,662	$2,118,291
Issued as reinvestment of dividends	-	-	11,772	115,839
Redeemed	(255,963)	(2,565,612)	(69,900)	(702,062)
Net increase (decrease)	(242,303)	$(2,427,671)	152,534	$1,532,068
Strategic Balanced Fund Class A
Sold	114,733	$1,215,676	596,682	$6,918,983
Issued as reinvestment of dividends	-	-	180,298	1,984,430
Redeemed	(636,525)	(6,746,712)	(1,075,449)	(12,438,038)
Net increase (decrease)	(521,792)	$(5,531,036)	(298,469)	$(3,534,625)
Strategic Balanced Fund Class L
Sold	212,370	$2,240,912	909,634	$10,597,573
Issued as reinvestment of dividends	-	-	527,571	5,824,579
Redeemed	(1,208,640)	(12,830,547)	(2,477,145)	(29,047,378)
Net increase (decrease)	(996,270)	$(10,589,635)	(1,039,940)	$(12,625,226)
Strategic Balanced Fund Class Y
Sold	294,140	$3,112,522	789,599	$9,207,507
Issued as reinvestment of dividends	-	-	553,687	6,112,881
Redeemed	(2,219,901)	(23,463,143)	(2,379,187)	(27,893,915)
Net increase (decrease)	(1,925,761)	$(20,350,621)	(1,035,901)	$(12,573,527)
Strategic Balanced Fund Class S
Sold	288,465	$3,056,199	931,646	$10,963,194
Issued as reinvestment of dividends	-	-	131,070	1,445,817
Redeemed	(1,594,289)	(16,858,330)	(399,201)	(4,633,122)
Net increase (decrease)	(1,305,824)	$(13,802,131)	663,515	$7,775,889
Strategic Balanced Fund Class N
Sold	1,417	$15,035	33,650	$388,156
Issued as reinvestment of dividends	-	-	5,052	55,362
Redeemed	(30,462)	(328,101)	(6,212)	(73,020)
Net increase (decrease)	(29,045)	$(313,066)	32,490	$370,498
Diversified Value Fund Class A
Sold	1,234,274	$13,712,345	4,260,986	$56,490,026
Issued as reinvestment of dividends	-	-	477,852	5,839,567
Redeemed	(1,554,586)	(16,864,217)	(2,027,514)	(26,707,308)
Net increase (decrease)	(320,312)	$(3,151,872)	2,711,324	$35,622,285
Diversified Value Fund Class L
Sold	1,045,518	$11,344,515	4,132,632	$54,604,499
Issued as reinvestment of dividends	-	-	397,496	4,881,946
Redeemed	(1,238,161)	(13,752,122)	(1,801,054)	(24,306,249)
Net increase (decrease)	(192,643)	$(2,407,607)	2,729,074	$35,180,196

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Diversified Value Fund Class Y
Sold	734,289	$8,200,767	1,850,412	$24,610,765
Issued as reinvestment of dividends	-	-	618,606	7,601,929
Redeemed	(1,549,358)	(17,228,729)	(2,384,876)	(31,665,693)
Net increase (decrease)	(815,069)	$(9,027,962)	84,142	$547,001
Diversified Value Fund Class S
Sold	1,406,752	$15,689,019	11,270,695	$151,355,586
Issued as reinvestment of dividends	-	-	1,507,755	18,552,384
Redeemed	(4,430,669)	(49,249,882)	(5,328,254)	(71,258,775)
Net increase (decrease)	(3,023,917)	$(33,560,863)	7,450,196	$98,649,195
Diversified Value Fund Class N
Sold	8,520	$93,713	102,396	$1,361,158
Issued as reinvestment of dividends	-	-	9,881	120,754
Redeemed	(126,584)	(1,418,451)	(23,648)	(320,331)
Net increase (decrease)	(118,064)	$(1,324,738)	88,629	$1,161,581
Fundamental Value Fund Class A
Sold	1,873,320	$20,958,106	4,994,656	$63,711,896
Issued as reinvestment of dividends	-	-	2,749,527	32,944,021
Redeemed	(3,105,007)	(34,092,428)	(8,956,449)	(113,643,554)
Net increase (decrease)	(1,231,687)	$(13,134,322)	(1,212,266)	$(16,987,637)
Fundamental Value Fund Class L
Sold	3,077,622	$34,419,346	8,177,483	$103,346,240
Issued as reinvestment of dividends	-	-	2,531,313	30,550,220
Redeemed	(4,305,983)	(47,669,040)	(12,499,062)	(160,218,995)
Net increase (decrease)	(1,228,361)	$(13,249,694)	(1,790,266)	$(26,322,535)
Fundamental Value Fund Class Y
Sold	635,802	$7,146,366	3,752,296	$48,677,069
Issued as reinvestment of dividends	-	-	1,304,886	15,758,975
Redeemed	(2,282,914)	(25,832,777)	(4,467,408)	(59,686,827)
Net increase (decrease)	(1,647,112)	$(18,686,411)	589,774	$4,749,217
Fundamental Value Fund Class S
Sold	3,435,101	$38,451,358	9,407,249	$122,204,189
Issued as reinvestment of dividends	-	-	5,466,467	66,185,171
Redeemed	(4,940,901)	(54,764,974)	(11,300,589)	(143,988,147)
Net increase (decrease)	(1,505,800)	$(16,313,616)	3,573,127	$44,401,213
Fundamental Value Fund Class N
Sold	11,154	$123,410	303,170	$3,949,564
Issued as reinvestment of dividends	-	-	25,866	307,309
Redeemed	(26,203)	(293,866)	(224,987)	(2,952,561)
Net increase (decrease)	(15,049)	$(170,456)	104,049	$1,304,312
Value Equity Fund Class A
Sold	95,062	$778,586	338,285	$3,512,955
Issued as reinvestment of dividends	-	-	273,035	2,541,432
Redeemed	(461,424)	(3,906,977)	(1,293,216)	(13,804,145)
Net increase (decrease)	(366,362)	$(3,128,391)	(681,896)	$(7,749,758)
Value Equity Fund Class L
Sold	239,966	$2,010,989	339,605	$3,473,999
Issued as reinvestment of dividends	-	-	177,461	1,656,928
Redeemed	(127,530)	(1,042,566)	(367,474)	(3,863,221)
Net increase (decrease)	112,436	$968,423	149,592	$1,267,706
Value Equity Fund Class Y
Sold	35,395	$292,723	110,894	$1,166,082
Issued as reinvestment of dividends	-	-	42,420	398,883
Redeemed	(37,494)	(311,686)	(341,277)	(3,709,690)
Net increase (decrease)	(2,099)	$(18,963)	(187,963)	$(2,144,725)

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Value Equity Fund Class S
Sold	218,685	$1,805,467	893,500	$9,253,195
Issued as reinvestment of dividends	-	-	721,693	6,774,936
Redeemed	(602,385)	(4,986,329)	(1,486,214)	(15,409,677)
Net increase (decrease)	(383,700)	$(3,180,862)	128,979	$618,454
Value Equity Fund Class N
Sold	130	$1,068	184	$1,858
Issued as reinvestment of dividends	-	-	145	1,349
Redeemed	(213)	(1,731)	(57)	(578)
Net increase (decrease)	(83)	$(663)	272	$2,629
Large Cap Value Fund Class A
Sold	1,618,239	$19,000,384	6,517,757	$86,022,694
Issued as reinvestment of dividends	-	-	1,906,794	23,970,111
Redeemed	(3,885,447)	(45,764,747)	(9,248,283)	(122,312,234)
Net increase (decrease)	(2,267,208)	$(26,764,363)	(823,732)	$(12,319,429)
Large Cap Value Fund Class L
Sold	1,683,605	$19,996,246	4,718,099	$62,264,199
Issued as reinvestment of dividends	-	-	1,169,498	14,784,752
Redeemed	(3,172,012)	(37,663,973)	(18,393,065)	(243,979,914)
Net increase (decrease)	(1,488,407)	$(17,667,727)	(12,505,468)	$(166,930,963)
Large Cap Value Fund Class Y
Sold	848,554	$10,207,757	2,293,493	$30,587,491
Issued as reinvestment of dividends	-	-	702,227	8,908,642
Redeemed	(2,806,044)	(33,292,778)	(9,106,517)	(122,310,879)
Net increase (decrease)	(1,957,490)	$(23,085,021)	(6,110,797)	$(82,814,746)
Large Cap Value Fund Class S
Sold	3,597,114	$42,689,384	15,456,030	$208,898,497
Issued as reinvestment of dividends	-	-	3,450,121	43,846,670
Redeemed	(5,777,668)	(68,627,720)	(14,610,580)	(191,304,372)
Net increase (decrease)	(2,180,554)	$(25,938,336)	4,295,571	$61,440,795
Large Cap Value Fund Class N
Sold	33,955	$401,049	27,272	$358,812
Issued as reinvestment of dividends	-	-	2,500	31,075
Redeemed	(6,427)	(74,950)	(188,335)	(2,505,996)
Net increase (decrease)	27,528	$326,099	(158,563)	$(2,116,109)
Indexed Equity Fund Class A
Sold	1,888,416	$23,650,444	6,558,066	$88,784,039
Issued as reinvestment of dividends	-	-	282,341	3,805,951
Redeemed	(3,492,835)	(44,233,819)	(6,600,336)	(88,810,515)
Net increase (decrease)	(1,604,419)	$(20,583,375)	240,071	$3,779,475
Indexed Equity Fund Class L
Sold	1,967,903	$25,020,394	5,177,201	$70,248,998
Issued as reinvestment of dividends	-	-	373,844	5,054,366
Redeemed	(2,478,149)	(31,203,273)	(5,429,950)	(73,999,190)
Net increase (decrease)	(510,246)	$(6,182,879)	121,095	$1,304,174
Indexed Equity Fund Class Y
Sold	5,101,153	$65,348,576	10,905,680	$148,860,166
Issued as reinvestment of dividends	-	-	502,556	6,809,637
Redeemed	(5,810,206)	(73,574,572)	(17,331,067)	(237,260,819)
Net increase (decrease)	(709,053)	$(8,225,996)	(5,922,831)	$(81,591,016)
Indexed Equity Fund Class S
Sold	2,941,500	$37,466,710	13,264,818	$180,020,087
Issued as reinvestment of dividends	-	-	829,948	11,353,692
Redeemed	(7,087,053)	(90,167,496)	(18,933,696)	(260,849,609)
Net increase (decrease)	(4,145,553)	$(52,700,786)	(4,838,930)	$(69,475,830)

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Indexed Equity Fund Class Z
Sold	9,035,631	$114,992,043	15,619,611	$217,873,051
Issued as reinvestment of dividends	-	-	733,821	10,038,670
Redeemed	(4,753,654)	(60,018,254)	(4,834,449)	(67,654,531)
Net increase (decrease)	4,281,977	$54,973,789	11,518,983	$160,257,190
Indexed Equity Fund Class N
Sold	19,920	$245,105	124,374	$1,690,164
Issued as reinvestment of dividends	-	-	3,787	50,517
Redeemed	(97,137)	(1,242,125)	(132,826)	(1,797,664)
Net increase (decrease)	(77,217)	$(997,020)	(4,665)	$(56,983)
Core Opportunities Fund Class A
Sold	466,143	$4,705,719	2,074,168	$23,128,025
Issued as reinvestment of dividends	-	-	176,164	1,921,396
Redeemed	(324,694)	(3,264,282)	(667,066)	(7,546,455)
Net increase (decrease)	141,449	$1,441,437	1,583,266	$17,502,966
Core Opportunities Fund Class L
Sold	208,734	$2,090,562	114,110	$1,299,147
Issued as reinvestment of dividends	-	-	63,649	696,739
Redeemed	(77,913)	(804,221)	(84,037)	(931,589)
Net increase (decrease)	130,821	$1,286,341	93,722	$1,064,297
Core Opportunities Fund Class Y
Sold	229,647	$2,403,163	269,019	$2,994,872
Issued as reinvestment of dividends	-	-	52,464	575,505
Redeemed	(160,151)	(1,690,219)	(46,129)	(513,083)
Net increase (decrease)	69,496	$712,944	275,354	$3,057,294
Core Opportunities Fund Class S
Sold	103,911	$1,086,503	54,542	$620,736
Issued as reinvestment of dividends	-	-	4,246	46,555
Redeemed	(8,414)	(83,799)	(5,396)	(61,470)
Net increase (decrease)	95,497	$1,002,704	53,392	$605,821
Core Opportunities Fund Class N
Sold	25,418	$252,259	-	$-
Issued as reinvestment of dividends	-	-	1	9
Redeemed	(13,330)	(132,602)	-	-
Net increase (decrease)	12,088	$119,657	1	$9
Blue Chip Growth Fund Class A
Sold	1,004,944	$10,109,452	2,276,462	$23,837,507
Issued - merger	-	-	4,408,209	48,269,892
Issued as reinvestment of dividends	-	-	962	10,510
Redeemed	(2,129,232)	(21,388,653)	(1,602,745)	(16,866,295)
Net increase (decrease)	(1,124,288)	$(11,279,201)	5,082,888	$55,251,614
Blue Chip Growth Fund Class L
Sold	5,489,889	$56,124,046	16,000,992	$168,182,428
Issued - merger	-	-	8,447,760	93,685,661
Issued as reinvestment of dividends	-	-	58,026	641,767
Redeemed	(6,458,399)	(65,249,174)	(11,767,340)	(123,467,330)
Net increase (decrease)	(968,510)	$(9,125,128)	12,739,438	$139,042,526
Blue Chip Growth Fund Class Y
Sold	1,538,030	$15,293,914	2,255,947	$24,539,956
Issued - merger	-	-	2,661,514	29,569,420
Issued as reinvestment of dividends	-	-	3,030	33,556
Redeemed	(2,202,051)	(22,479,198)	(4,655,873)	(49,648,585)
Net increase (decrease)	(664,021)	$(7,185,284)	264,618	$4,494,347
Blue Chip Growth Fund Class S
Sold	3,896,061	$39,536,924	11,334,848	$118,713,986
Issued - merger	-	-	10,976,378	122,276,847
Issued as reinvestment of dividends	-	-	39,739	441,271
Redeemed	(1,825,960)	(18,429,489)	(8,796,239)	(93,087,816)
Net increase (decrease)	2,070,101	$21,107,435	13,554,726	$148,344,288

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class N
Sold	8,630	$83,732	28,995	$302,351
Issued - merger	-	-	5,981	64,480
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(96,056)	(980,413)	(110,348)	(1,097,725)
Net increase (decrease)	(87,426)	$(896,681)	(75,372)	$(730,894)
Diversified Growth Fund Class A*
Sold	2,916	$26,130	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	2,916	$26,130	10,010	$100,100
Diversified Growth Fund Class L*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	10,010	$100,100
Diversified Growth Fund Class Y*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	10,010	$100,100
Diversified Growth Fund Class S*
Sold	593,324	$5,357,960	9,909,314	$99,600,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(545,007)	(4,992,374)	-	-
Net increase (decrease)	48,317	$365,586	9,909,314	$99,600,100
Diversified Growth Fund Class N*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	10,010	$100,100
Large Cap Growth Fund Class A
Sold	79,192	$752,137	230,202	$2,424,940
Issued as reinvestment of dividends	-	-	48,744	499,780
Redeemed	(124,741)	(1,161,209)	(424,285)	(4,557,698)
Net increase (decrease)	(45,549)	$(409,072)	(145,339)	$(1,632,978)
Large Cap Growth Fund Class L
Sold	10,427	$98,621	31,139	$341,021
Issued as reinvestment of dividends	-	-	11,050	116,404
Redeemed	(2,294)	(22,566)	(54,940)	(593,498)
Net increase (decrease)	8,133	$76,055	(12,751)	$(136,073)
Large Cap Growth Fund Class Y
Sold	15,488	$145,591	172,618	$1,773,541
Issued as reinvestment of dividends	-	-	96,459	1,006,541
Redeemed	(4,384)	(39,503)	(10,111)	(113,171)
Net increase (decrease)	11,104	$106,088	258,966	$2,666,911
Large Cap Growth Fund Class S
Sold	219,108	$2,084,048	479,855	$5,092,082
Issued as reinvestment of dividends	-	-	125,147	1,312,088
Redeemed	(263,756)	(2,464,172)	(456,856)	(4,804,117)
Net increase (decrease)	(44,648)	$(380,124)	148,146	$1,600,053
Large Cap Growth Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	11	109
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	11	$109

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Aggressive Growth Fund Class A
Sold	606,242	$3,861,339	4,883,372	$32,348,095
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,713,651)	(36,264,198)	(5,782,987)	(37,299,970)
Net increase (decrease)	(5,107,409)	$(32,402,859)	(899,615)	$(4,951,875)
Aggressive Growth Fund Class L
Sold	2,117,900	$13,811,635	6,331,383	$41,829,514
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(3,860,995)	(25,377,601)	(19,016,070)	(124,716,592)
Net increase (decrease)	(1,743,095)	$(11,565,966)	(12,684,687)	$(82,887,078)
Aggressive Growth Fund Class Y
Sold	285,163	$1,869,319	1,978,928	$13,362,754
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,793,250)	(12,025,998)	(4,029,154)	(26,725,244)
Net increase (decrease)	(1,508,087)	$(10,156,679)	(2,050,226)	$(13,362,490)
Aggressive Growth Fund Class S
Sold	2,374,283	$15,835,219	15,982,319	$109,636,235
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10,419,430)	(68,924,066)	(15,760,906)	(104,044,910)
Net increase (decrease)	(8,045,147)	$(53,088,847)	221,413	$5,591,325
Aggressive Growth Fund Class N
Sold	2,575	$15,612	16,850	$106,970
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(118,111)	(755,901)	(83,581)	(548,263)
Net increase (decrease)	(115,536)	$(740,289)	(66,731)	$(441,293)
NASDAQ-100 Fund Class A
Sold	717,003	$3,273,110	1,478,080	$7,260,870
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(839,493)	(3,822,107)	(2,071,099)	(9,684,828)
Net increase (decrease)	(122,490)	$(548,997)	(593,019)	$(2,423,958)
NASDAQ-100 Fund Class L
Sold	156,200	$739,524	720,811	$3,630,170
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(582,453)	(2,766,517)	(995,760)	(4,716,055)
Net increase (decrease)	(426,253)	$(2,026,993)	(274,949)	$(1,085,885)
NASDAQ-100 Fund Class Y
Sold	132,880	$632,283	430,685	$2,212,925
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(99,875)	(468,969)	(168,456)	(810,218)
Net increase (decrease)	33,005	$163,314	262,229	$1,402,707
NASDAQ-100 Fund Class S
Sold	760,444	$3,661,759	2,246,332	$11,388,146
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,279,114)	(6,059,417)	(1,788,536)	(8,492,466)
Net increase (decrease)	(518,670)	$(2,397,658)	457,796	$2,895,680
NASDAQ-100 Fund Class N
Sold	296	$1,287	134	$642
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(56,700)	(269,583)	(5,874)	(27,646)
Net increase (decrease)	(56,404)	$(268,296)	(5,740)	$(27,004)
Focused Value Fund Class A
Sold	530,315	$7,859,237	3,651,608	$69,104,378
Issued as reinvestment of dividends	-	-	1,763,328	28,959,389
Redeemed	(1,909,671)	(28,245,891)	(6,735,660)	(125,215,539)
Net increase (decrease)	(1,379,356)	$(20,386,654)	(1,320,724)	$(27,151,772)

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Focused Value Fund Class L
Sold	821,083	$12,263,131	3,318,529	$62,729,257
Issued as reinvestment of dividends	-	-	1,210,624	20,245,922
Redeemed	(1,716,191)	(25,747,856)	(5,898,032)	(112,247,822)
Net increase (decrease)	(895,108)	$(13,484,725)	(1,368,879)	$(29,272,643)
Focused Value Fund Class Y
Sold	420,907	$6,296,617	2,401,513	$48,209,129
Issued as reinvestment of dividends	-	-	1,008,076	17,029,399
Redeemed	(1,005,449)	(15,074,498)	(3,269,006)	(64,404,562)
Net increase (decrease)	(584,542)	$(8,777,881)	140,583	$833,966
Focused Value Fund Class S
Sold	957,223	$14,612,125	5,928,952	$116,573,251
Issued as reinvestment of dividends	-	-	2,655,460	45,214,971
Redeemed	(3,824,853)	(58,402,944)	(8,265,531)	(158,374,456)
Net increase (decrease)	(2,867,630)	$(43,790,819)	318,881	$3,413,766
Focused Value Fund Class N
Sold	10,038	$144,697	96,796	$1,835,666
Issued as reinvestment of dividends	-	-	21,614	347,535
Redeemed	(15,106)	(220,102)	(90,084)	(1,673,545)
Net increase (decrease)	(5,068)	$(75,405)	28,326	$509,656
Mid-Cap Value Fund Class A
Sold	142,061	$1,274,142	1,025,782	$12,051,443
Issued as reinvestment of dividends	-	-	60,255	600,144
Redeemed	(311,833)	(2,739,767)	(153,589)	(1,765,577)
Net increase (decrease)	(169,772)	$(1,465,625)	932,448	$10,886,010
Mid-Cap Value Fund Class L
Sold	1,060,874	$9,394,123	8,663,981	$98,063,231
Issued as reinvestment of dividends	-	-	483,631	4,833,546
Redeemed	(2,978,933)	(26,373,044)	(1,686,351)	(19,743,520)
Net increase (decrease)	(1,918,059)	$(16,978,921)	7,461,261	$83,153,257
Mid-Cap Value Fund Class Y
Sold	260,999	$2,377,204	154,497	$1,798,829
Issued as reinvestment of dividends	-	-	7,308	73,107
Redeemed	(97,956)	(866,005)	(42,532)	(497,116)
Net increase (decrease)	163,043	$1,511,199	119,273	$1,374,820
Mid-Cap Value Fund Class S
Sold	1,469,197	$13,064,823	8,730,910	$102,474,784
Issued as reinvestment of dividends	-	-	844,936	8,453,409
Redeemed	(2,116,164)	(18,744,099)	(2,253,080)	(26,127,408)
Net increase (decrease)	(646,967)	$(5,679,276)	7,322,766	$84,800,785
Mid-Cap Value Fund Class N
Sold	706	$6,292	25,379	$312,702
Issued as reinvestment of dividends	-	-	226	2,258
Redeemed	(128)	(1,097)	(21,762)	(264,311)
Net increase (decrease)	578	$5,195	3,843	$50,649
Small Cap Value Equity Fund Class A
Sold	317,768	$2,755,336	1,680,780	$17,964,554
Issued as reinvestment of dividends	-	-	34,853	325,165
Redeemed	(503,704)	(4,421,985)	(365,091)	(3,800,948)
Net increase (decrease)	(185,936)	$(1,666,649)	1,350,542	$14,488,771
Small Cap Value Equity Fund Class L
Sold	681,538	$5,971,671	5,096,642	$54,139,885
Issued as reinvestment of dividends	-	-	98,856	924,385
Redeemed	(1,435,603)	(12,586,917)	(784,867)	(8,413,272)
Net increase (decrease)	(754,065)	$(6,615,246)	4,410,631	$46,650,998

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Small Cap Value Equity Fund Class Y
Sold	51,689	$454,742	855,903	$8,942,062
Issued as reinvestment of dividends	-	-	22,556	209,825
Redeemed	(176,469)	(1,530,248)	(100,363)	(1,055,451)
Net increase (decrease)	(124,780)	$(1,075,506)	778,096	$8,096,436
Small Cap Value Equity Fund Class S
Sold	1,327,221	$11,662,253	8,106,702	$89,212,666
Issued as reinvestment of dividends	-	-	212,381	1,988,468
Redeemed	(916,821)	(8,063,572)	(1,449,953)	(15,436,084)
Net increase (decrease)	410,400	$3,598,681	6,869,130	$75,765,050
Small Cap Value Equity Fund Class N
Sold	11,315	$98,386	22,168	$230,488
Issued as reinvestment of dividends	-	-	436	4,115
Redeemed	(1,685)	(14,723)	(2,154)	(21,800)
Net increase (decrease)	9,630	$83,663	20,450	$212,803
Small Company Value Fund Class A
Sold	764,394	$9,538,324	3,731,447	$58,650,112
Issued as reinvestment of dividends	-	-	1,775,639	22,792,176
Redeemed	(1,752,954)	(21,097,768)	(6,370,632)	(98,248,895)
Net increase (decrease)	(988,560)	$(11,559,444)	(863,546)	$(16,806,607)
Small Company Value Fund Class L
Sold	1,069,249	$13,195,175	3,219,273	$49,261,249
Issued as reinvestment of dividends	-	-	1,305,388	16,945,408
Redeemed	(2,198,084)	(27,020,857)	(6,938,662)	(111,211,623)
Net increase (decrease)	(1,128,835)	$(13,825,682)	(2,414,001)	$(45,004,966)
Small Company Value Fund Class Y
Sold	989,801	$12,400,162	1,764,498	$27,849,288
Issued as reinvestment of dividends	-	-	1,346,842	17,648,971
Redeemed	(1,528,472)	(19,419,999)	(6,487,288)	(102,579,390)
Net increase (decrease)	(538,671)	$(7,019,837)	(3,375,948)	$(57,081,131)
Small Company Value Fund Class S
Sold	2,916,175	$37,618,219	7,357,989	$120,366,602
Issued as reinvestment of dividends	-	-	3,151,000	41,385,986
Redeemed	(1,908,595)	(23,455,523)	(10,222,546)	(161,583,896)
Net increase (decrease)	1,007,580	$14,162,696	286,443	$168,692
Small Company Value Fund Class N
Sold	10,370	$129,440	78,385	$1,235,052
Issued as reinvestment of dividends	-	-	20,423	256,494
Redeemed	(11,832)	(145,782)	(58,817)	(907,113)
Net increase (decrease)	(1,462)	$(16,342)	39,991	$584,433
Mid Cap Growth Equity Fund Class A
Sold	183,133	$1,886,735	573,884	$6,312,867
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(624,623)	(6,375,068)	(1,123,387)	(12,371,704)
Net increase (decrease)	(441,490)	$(4,488,333)	(549,503)	$(6,058,837)
Mid Cap Growth Equity Fund Class L
Sold	345,017	$3,585,866	2,107,284	$23,558,152
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(767,377)	(8,029,752)	(1,952,029)	(21,848,175)
Net increase (decrease)	(422,360)	$(4,443,886)	155,255	$1,709,977
Mid Cap Growth Equity Fund Class Y
Sold	44,954	$475,959	301,194	$3,416,575
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(53,255)	(556,803)	(1,627,009)	(18,769,498)
Net increase (decrease)	(8,301)	$(80,844)	(1,325,815)	$(15,352,923)

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Mid Cap Growth Equity Fund Class S
Sold	2,025,445	$21,194,764	4,302,662	$49,291,906
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,370,089)	(14,359,882)	(3,363,247)	(38,063,961)
Net increase (decrease)	655,356	$6,834,882	939,415	$11,227,945
Mid Cap Growth Equity Fund Class N
Sold	873	$8,882	6,325	$67,528
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(134)	(1,300)	(307)	(3,357)
Net increase (decrease)	739	$7,582	6,018	$64,171
Mid Cap Growth Equity II Fund Class A
Sold	1,912,427	$26,326,098	8,579,370	$131,554,982
Issued as reinvestment of dividends	-	-	2,513,897	36,955,985
Redeemed	(3,546,343)	(48,560,538)	(6,769,903)	(103,001,876)
Net increase (decrease)	(1,633,916)	$(22,234,440)	4,323,364	$65,509,091
Mid Cap Growth Equity II Fund Class L
Sold	1,829,834	$26,004,328	11,283,986	$175,481,937
Issued as reinvestment of dividends	-	-	3,304,625	49,474,088
Redeemed	(5,386,054)	(74,976,328)	(15,385,620)	(238,669,388)
Net increase (decrease)	(3,556,220)	$(48,972,000)	(797,009)	$(13,713,363)
Mid Cap Growth Equity II Fund Class Y
Sold	999,742	$14,207,422	5,090,040	$80,568,326
Issued as reinvestment of dividends	-	-	1,364,628	20,650,863
Redeemed	(3,424,977)	(48,693,472)	(3,695,021)	(59,039,105)
Net increase (decrease)	(2,425,235)	$(34,486,050)	2,759,647	$42,180,084
Mid Cap Growth Equity II Fund Class S
Sold	4,123,701	$59,376,155	13,006,305	$211,472,576
Issued as reinvestment of dividends	-	-	2,378,102	36,172,526
Redeemed	(3,975,163)	(55,913,096)	(5,139,965)	(80,498,205)
Net increase (decrease)	148,538	$3,463,059	10,244,442	$167,146,897
Mid Cap Growth Equity II Fund Class N
Sold	18,493	$248,889	106,237	$1,594,322
Issued as reinvestment of dividends	-	-	23,888	345,695
Redeemed	(151,868)	(2,046,680)	(52,900)	(806,997)
Net increase (decrease)	(133,375)	$(1,797,791)	77,225	$1,133,020
Small Cap Growth Equity Fund Class A
Sold	537,140	$7,831,264	1,972,095	$33,485,769
Issued as reinvestment of dividends	-	-	568,468	9,032,136
Redeemed	(930,829)	(13,514,112)	(2,675,272)	(45,239,557)
Net increase (decrease)	(393,689)	$(5,682,848)	(134,709)	$(2,721,652)
Small Cap Growth Equity Fund Class L
Sold	964,561	$14,199,170	2,884,318	$49,162,494
Issued as reinvestment of dividends	-	-	540,232	8,763,887
Redeemed	(1,121,972)	(16,464,003)	(2,372,838)	(41,402,073)
Net increase (decrease)	(157,411)	$(2,264,833)	1,051,712	$16,524,308
Small Cap Growth Equity Fund Class Y
Sold	731,945	$10,994,289	1,838,690	$32,015,928
Issued as reinvestment of dividends	-	-	604,077	9,924,214
Redeemed	(896,854)	(13,438,088)	(3,262,524)	(57,442,820)
Net increase (decrease)	(164,909)	$(2,443,799)	(819,757)	$(15,502,678)
Small Cap Growth Equity Fund Class S
Sold	2,420,064	$36,649,468	5,421,534	$97,042,628
Issued as reinvestment of dividends	-	-	1,671,189	27,720,799
Redeemed	(2,213,153)	(33,650,571)	(3,889,375)	(68,377,392)
Net increase (decrease)	206,911	$2,998,897	3,203,348	$56,386,035

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Class N
Sold	3,928	$55,633	12,299	$205,671
Issued as reinvestment of dividends	-	-	4,673	72,834
Redeemed	(42,915)	(633,946)	(10,019)	(169,363)
Net increase (decrease)	(38,987)	$(578,313)	6,953	$109,142
Small Company Growth Fund Class A
Sold	208,029	$1,780,173	1,287,300	$14,202,335
Issued as reinvestment of dividends	-	-	515,010	5,074,201
Redeemed	(1,167,352)	(10,328,236)	(3,396,013)	(35,859,029)
Net increase (decrease)	(959,323)	$(8,548,063)	(1,593,703)	$(16,582,493)
Small Company Growth Fund Class L
Sold	253,465	$2,181,633	1,785,782	$19,034,568
Issued as reinvestment of dividends	-	-	358,639	3,594,466
Redeemed	(388,440)	(3,399,455)	(1,447,953)	(16,329,239)
Net increase (decrease)	(134,975)	$(1,217,822)	696,468	$6,299,795
Small Company Growth Fund Class Y
Sold	47,510	$413,371	321,504	$3,576,124
Issued as reinvestment of dividends	-	-	93,969	947,881
Redeemed	(276,064)	(2,420,676)	(1,341,271)	(15,320,760)
Net increase (decrease)	(228,554)	$(2,007,305)	(925,798)	$(10,796,755)
Small Company Growth Fund Class S
Sold	355,440	$3,154,110	2,336,679	$26,579,847
Issued as reinvestment of dividends	-	-	379,811	3,839,007
Redeemed	(1,783,001)	(15,573,571)	(1,503,277)	(16,826,781)
Net increase (decrease)	(1,427,561)	$(12,419,461)	1,213,213	$13,592,073
Small Company Growth Fund Class N
Sold	13,469	$112,718	9,801	$108,246
Issued as reinvestment of dividends	-	-	2,480	24,117
Redeemed	(7,408)	(61,887)	(48,710)	(539,077)
Net increase (decrease)	6,061	$50,831	(36,429)	$(406,714)
Emerging Growth Fund Class A
Sold	266,059	$1,751,549	895,504	$6,383,179
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(361,456)	(2,354,547)	(841,235)	(5,610,105)
Net increase (decrease)	(95,397)	$(602,998)	54,269	$773,074
Emerging Growth Fund Class L
Sold	584,637	$3,847,372	2,796,271	$19,016,775
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,871,527)	(12,383,573)	(4,739,094)	(32,313,113)
Net increase (decrease)	(1,286,890)	$(8,536,201)	(1,942,823)	$(13,296,338)
Emerging Growth Fund Class Y
Sold	20,469	$140,185	162,180	$1,273,490
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(102,322)	(758,067)	(99,092)	(671,882)
Net increase (decrease)	(81,853)	$(617,882)	63,088	$601,608
Emerging Growth Fund Class S
Sold	601,627	$4,027,711	1,483,705	$11,136,186
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,545,626)	(10,374,251)	(2,708,667)	(19,086,918)
Net increase (decrease)	(943,999)	$(6,346,540)	(1,224,962)	$(7,950,732)
Emerging Growth Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Diversified International Fund Class A
Sold	8,666,458	$85,023,494	34,727	$389,886
Issued as reinvestment of dividends	-	-	974	10,219
Redeemed	(567,290)	(5,507,401)	(8,100)	(92,868)
Net increase (decrease)	8,099,168	$79,516,093	27,601	$307,237
Diversified International Fund Class L
Sold	726,399	$6,925,034	5,556,139	$56,500,550
Issued as reinvestment of dividends	-	-	183,186	1,927,105
Redeemed	(1,144,457)	(11,252,635)	(1,133,147)	(12,229,669)
Net increase (decrease)	(418,058)	$(4,327,601)	4,606,178	$46,197,986
Diversified International Fund Class Y
Sold	2,890	$29,438	67,752	$754,684
Issued as reinvestment of dividends	-	-	2,886	30,348
Redeemed	-	-	-	-
Net increase (decrease)	2,890	$29,438	70,638	$785,032
Diversified International Fund Class S
Sold	2,367,187	$22,990,464	9,743,411	$102,621,359
Issued as reinvestment of dividends	-	-	398,630	4,194,543
Redeemed	(930,858)	(9,310,457)	(409,447)	(4,567,187)
Net increase (decrease)	1,436,329	$13,680,007	9,732,594	$102,248,715
Diversified International Fund Class N
Sold	109	$1,004	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	109	$1,004	-	$-
Overseas Fund Class A
Sold	246,603	$2,580,668	6,609,208	$88,463,939
Issued as reinvestment of dividends	-	-	3,498,741	40,787,910
Redeemed	(14,714,170)	(154,399,579)	(10,454,724)	(137,442,398)
Net increase (decrease)	(14,467,567)	$(151,818,911)	(346,775)	$(8,190,549)
Overseas Fund Class L
Sold	3,459,226	$35,926,472	10,143,069	$134,686,882
Issued as reinvestment of dividends	-	-	4,257,058	50,050,365
Redeemed	(6,240,483)	(65,729,713)	(7,667,242)	(101,871,287)
Net increase (decrease)	(2,781,257)	$(29,803,241)	6,732,885	$82,865,960
Overseas Fund Class Y
Sold	668,593	$7,224,163	4,232,731	$56,586,161
Issued as reinvestment of dividends	-	-	2,125,524	25,058,236
Redeemed	(4,109,184)	(43,779,629)	(11,262,662)	(154,005,852)
Net increase (decrease)	(3,440,591)	$(36,555,466)	(4,904,407)	$(72,361,455)
Overseas Fund Class S
Sold	3,073,260	$32,864,154	16,211,702	$221,908,147
Issued as reinvestment of dividends	-	-	6,562,437	77,619,855
Redeemed	(10,348,963)	(110,378,688)	(14,076,964)	(186,847,607)
Net increase (decrease)	(7,275,703)	$(77,514,534)	8,697,175	$112,680,395
Overseas Fund Class N
Sold	10,615	$109,409	128,368	$1,732,870
Issued as reinvestment of dividends	-	-	40,985	471,091
Redeemed	(158,612)	(1,618,536)	(84,726)	(1,132,912)
Net increase (decrease)	(147,997)	$(1,509,127)	84,627	$1,071,049
Destination Retirement Income Fund Class A
Sold	405,727	$3,957,082	1,569,660	$16,339,911
Issued as reinvestment of dividends	-	-	403,937	4,073,730
Redeemed	(779,583)	(7,629,494)	(1,746,839)	(18,206,199)
Net increase (decrease)	(373,856)	$(3,672,412)	226,758	$2,207,442

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Destination Retirement Income Fund Class L
Sold	466,475	$4,581,663	2,342,597	$24,543,330
Issued as reinvestment of dividends	-	-	693,791	7,029,036
Redeemed	(1,276,985)	(12,581,145)	(3,323,854)	(34,859,967)
Net increase (decrease)	(810,510)	$(7,999,482)	(287,466)	$(3,287,601)
Destination Retirement Income Fund Class Y
Sold	1,021,768	$10,024,622	3,091,580	$32,490,839
Issued as reinvestment of dividends	-	-	786,999	7,978,430
Redeemed	(2,970,077)	(29,118,204)	(6,696,134)	(71,087,764)
Net increase (decrease)	(1,948,309)	$(19,093,582)	(2,817,555)	$(30,618,495)
Destination Retirement Income Fund Class S
Sold	1,912,192	$18,768,323	748,039	$7,871,587
Issued as reinvestment of dividends	-	-	87,033	881,514
Redeemed	(278,251)	(2,733,524)	(629,728)	(6,611,020)
Net increase (decrease)	1,633,941	$16,034,799	205,344	$2,142,081
Destination Retirement Income Fund Class N
Sold	247	$2,422	1,544	$16,190
Issued as reinvestment of dividends	-	-	174	1,760
Redeemed	(1,354)	(13,268)	(1,059)	(11,120)
Net increase (decrease)	(1,107)	$(10,846)	659	$6,830
Destination Retirement 2010 Fund Class A
Sold	770,068	$7,891,607	3,385,336	$37,339,097
Issued as reinvestment of dividends	-	-	441,842	4,750,471
Redeemed	(1,540,818)	(15,833,763)	(2,026,287)	(22,320,711)
Net increase (decrease)	(770,750)	$(7,942,156)	1,800,891	$19,768,857
Destination Retirement 2010 Fund Class L
Sold	999,775	$10,342,171	2,614,880	$29,116,150
Issued as reinvestment of dividends	-	-	365,889	3,952,159
Redeemed	(907,403)	(9,357,706)	(1,786,147)	(19,870,700)
Net increase (decrease)	92,372	$984,465	1,194,622	$13,197,609
Destination Retirement 2010 Fund Class Y
Sold	1,449,227	$14,995,600	3,432,826	$38,422,925
Issued as reinvestment of dividends	-	-	480,057	5,186,005
Redeemed	(3,389,929)	(35,006,368)	(1,846,491)	(20,613,397)
Net increase (decrease)	(1,940,702)	$(20,010,768)	2,066,392	$22,995,533
Destination Retirement 2010 Fund Class S
Sold	2,898,690	$30,039,842	2,821,890	$31,486,908
Issued as reinvestment of dividends	-	-	230,430	2,491,631
Redeemed	(1,041,199)	(10,714,511)	(1,134,251)	(12,635,808)
Net increase (decrease)	1,857,491	$19,325,331	1,918,069	$21,342,731
Destination Retirement 2010 Fund Class N
Sold	2,996	$30,703	61,702	$683,994
Issued as reinvestment of dividends	-	-	4,499	48,395
Redeemed	(799)	(8,126)	(8,514)	(95,154)
Net increase (decrease)	2,197	$22,577	57,687	$637,235
Destination Retirement 2020 Fund Class A
Sold	1,492,927	$15,134,621	6,068,638	$69,757,436
Issued as reinvestment of dividends	-	-	1,369,712	15,022,078
Redeemed	(3,015,108)	(30,787,940)	(4,188,649)	(48,128,135)
Net increase (decrease)	(1,522,181)	$(15,653,319)	3,249,701	$36,651,379
Destination Retirement 2020 Fund Class L
Sold	1,730,209	$17,662,306	5,316,382	$61,753,427
Issued as reinvestment of dividends	-	-	2,205,143	24,337,392
Redeemed	(2,826,112)	(29,239,522)	(7,201,061)	(83,387,202)
Net increase (decrease)	(1,095,903)	$(11,577,216)	320,464	$2,703,617

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Destination Retirement 2020 Fund Class Y
Sold	2,409,905	$24,959,833	5,019,786	$58,336,323
Issued as reinvestment of dividends	-	-	1,086,631	11,987,143
Redeemed	(3,917,613)	(40,226,019)	(2,961,725)	(34,239,315)
Net increase (decrease)	(1,507,708)	$(15,266,186)	3,144,692	$36,084,151
Destination Retirement 2020 Fund Class S
Sold	3,926,216	$40,429,607	4,259,828	$49,567,537
Issued as reinvestment of dividends	-	-	760,555	8,400,858
Redeemed	(837,182)	(8,501,995)	(2,169,779)	(25,022,130)
Net increase (decrease)	3,089,034	$31,927,612	2,850,604	$32,946,265
Destination Retirement 2020 Fund Class N
Sold	9,473	$96,604	20,243	$234,540
Issued as reinvestment of dividends	-	-	2,996	32,873
Redeemed	(2,560)	(25,818)	(3,479)	(39,892)
Net increase (decrease)	6,913	$70,786	19,760	$227,521
Destination Retirement 2030 Fund Class A
Sold	1,503,400	$16,096,300	5,008,379	$62,479,651
Issued as reinvestment of dividends	-	-	1,199,548	14,109,495
Redeemed	(2,652,275)	(28,590,875)	(3,101,886)	(38,383,422)
Net increase (decrease)	(1,148,875)	$(12,494,575)	3,106,041	$38,205,724
Destination Retirement 2030 Fund Class L
Sold	1,491,475	$15,895,248	4,135,717	$51,900,649
Issued as reinvestment of dividends	-	-	1,912,389	22,648,340
Redeemed	(2,798,781)	(30,458,445)	(4,670,723)	(58,893,758)
Net increase (decrease)	(1,307,306)	$(14,563,197)	1,377,383	$15,655,231
Destination Retirement 2030 Fund Class Y
Sold	1,800,382	$19,493,927	3,621,044	$45,400,413
Issued as reinvestment of dividends	-	-	742,440	8,786,728
Redeemed	(2,638,777)	(28,516,120)	(2,246,554)	(28,270,816)
Net increase (decrease)	(838,395)	$(9,022,193)	2,116,930	$25,916,325
Destination Retirement 2030 Fund Class S
Sold	2,539,034	$27,368,152	3,225,599	$40,657,992
Issued as reinvestment of dividends	-	-	581,643	6,892,709
Redeemed	(666,971)	(7,132,703)	(1,444,978)	(17,972,055)
Net increase (decrease)	1,872,063	$20,235,449	2,362,264	$29,578,646
Destination Retirement 2030 Fund Class N
Sold	6,956	$74,707	11,141	$138,007
Issued as reinvestment of dividends	-	-	1,521	17,910
Redeemed	(7,905)	(82,804)	(1,791)	(22,634)
Net increase (decrease)	(949)	$(8,097)	10,871	$133,283
Destination Retirement 2040 Fund Class A
Sold	759,981	$8,262,958	2,746,997	$35,274,581
Issued as reinvestment of dividends	-	-	580,825	6,997,570
Redeemed	(1,141,392)	(12,556,823)	(1,539,662)	(19,556,247)
Net increase (decrease)	(381,411)	$(4,293,865)	1,788,160	$22,715,904
Destination Retirement 2040 Fund Class L
Sold	1,064,533	$11,679,963	2,929,964	$38,014,485
Issued as reinvestment of dividends	-	-	1,314,188	15,939,923
Redeemed	(2,222,080)	(25,012,781)	(3,017,516)	(39,209,695)
Net increase (decrease)	(1,157,547)	$(13,332,818)	1,226,636	$14,744,713
Destination Retirement 2040 Fund Class Y
Sold	1,117,415	$12,371,516	2,088,789	$26,948,114
Issued as reinvestment of dividends	-	-	392,388	4,758,934
Redeemed	(1,132,459)	(12,520,155)	(1,013,107)	(13,154,428)
Net increase (decrease)	(15,044)	$(148,639)	1,468,070	$18,552,620

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Destination Retirement 2040 Fund Class S
Sold	1,293,811	$14,265,209	2,129,157	$27,739,561
Issued as reinvestment of dividends	-	-	389,443	4,729,189
Redeemed	(620,238)	(6,750,463)	(1,039,361)	(13,282,072)
Net increase (decrease)	673,573	$7,514,746	1,479,239	$19,186,678
Destination Retirement 2040 Fund Class N
Sold	2,917	$31,967	5,014	$64,364
Issued as reinvestment of dividends	-	-	893	10,784
Redeemed	(3,935)	(42,446)	(1,921)	(24,293)
Net increase (decrease)	(1,018)	$(10,479)	3,986	$50,855
Destination Retirement 2050 Fund Class A*
Sold	30,716	$285,717	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,819)	(17,330)	-	-
Net increase (decrease)	28,897	$268,387	10,010	$100,100
Destination Retirement 2050 Fund Class L*
Sold	43,139	$401,920	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(4,372)	(40,014)	-	-
Net increase (decrease)	38,767	$361,906	10,010	$100,100
Destination Retirement 2050 Fund Class Y*
Sold	83,833	$781,698	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(9,173)	(86,594)	-	-
Net increase (decrease)	74,660	$695,104	10,010	$100,100
Destination Retirement 2050 Fund Class S*
Sold	159,507	$1,512,331	960,010	$9,600,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(22,130)	(203,203)	-	-
Net increase (decrease)	137,377	$1,309,128	960,010	$9,600,100
Destination Retirement 2050 Fund Class N*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	10,010	$100,100

*  Fund commenced operations on December 17, 2007.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended June 30, 2008, were waived for any redemptions or exchanges subject to such a charge.

6.  Federal Income Tax Information
   At June 30, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund	$329,406,604	$2,024,060	$(14,917,195)	$(12,893,135)
Strategic Balanced Fund	153,228,981	11,844,593	(14,502,670)	(2,658,077)
Diversified Value Fund	566,843,921	53,491,537	(133,725,633)	(80,234,096)
Fundamental Value Fund	1,009,236,680	155,854,302	(92,930,971)	62,923,331
Value Equity Fund	69,910,615	3,542,553	(7,329,321)	(3,786,768)

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Value Fund	$960,883,966	$325,307,418	$(125,964,207)	$199,343,211
Indexed Equity Fund	1,873,300,270	514,815,094	(343,785,373)	171,029,721
Core Opportunities Fund	56,390,096	3,814,151	(4,692,709)	(878,558)
Blue Chip Growth Fund	731,457,085	73,182,695	(58,585,695)	14,597,000
Diversified Growth Fund	96,527,427	3,317,753	(13,327,612)	(10,009,859)
Large Cap Growth Fund	38,167,516	4,519,967	(3,480,510)	1,039,457
Aggressive Growth Fund	392,365,787	67,230,071	(44,868,700)	22,361,371
NASDAQ-100 Fund	41,449,495	9,960,709	(5,206,384)	4,754,325
Focused Value Fund	691,683,467	49,363,484	(98,105,297)	(48,741,813)
Mid-Cap Value Fund	198,570,981	984,412	(47,908,672)	(46,924,260)
Small Cap Value Equity Fund	155,846,521	3,924,541	(27,351,444)	(23,426,903)
Small Company Value Fund	545,465,433	103,860,420	(96,760,840)	7,099,580
Mid Cap Growth Equity Fund	137,505,283	13,110,427	(9,706,158)	3,404,269
Mid Cap Growth Equity II Fund	1,218,164,128	269,998,852	(119,712,094)	150,286,758
Small Cap Growth Equity Fund	556,652,055	96,775,720	(55,992,425)	40,783,295
Small Company Growth Fund	106,403,499	11,694,949	(16,400,053)	(4,705,104)
Emerging Growth Fund	72,718,809	17,150,173	(5,675,461)	11,474,712
Diversified International Fund	258,116,960	14,466,847	(38,072,421)	(23,605,574)
Overseas Fund	1,006,834,809	45,746,235	(245,226,077)	(199,479,842)
Destination Retirement Income Fund	236,720,732	1,712,782	(14,678,756)	(12,965,974)
Destination Retirement 2010 Fund	246,998,286	1,691,249	(20,958,463)	(19,267,214)
Destination Retirement 2020 Fund	671,225,250	2,930,368	(72,211,776)	(69,281,408)
Destination Retirement 2030 Fund	506,454,491	2,922,165	(59,857,332)	(56,935,167)
Destination Retirement 2040 Fund	291,126,307	1,125,409	(34,624,545)	(33,499,136)
Destination Retirement 2050 Fund	12,509,530	9,489	(1,055,680)	(1,046,191)

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At December 31, 2007, the following Funds had available, for federal income tax purposes, unused capital losses:

	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015
Strategic Bond Fund	$-	$-	$-	$-	$630,808	$-	$972,839
Blue Chip Growth Fund	-	72,687,581	16,672,836	4,273,407	-	-	-
Aggressive Growth Fund	-	2,422,621	-	-	-	-	-
NASDAQ-100 Fund	-	-	12,913,039	7,702,832	-	-	-
Mid Cap Growth Equity Fund	9,347,676	35,977,324	976,172	-	-	-	-
Emerging Growth Fund	-	18,912,338	-	-	-	-	-

The following Funds elected to defer to January 1, 2008, post-October capital losses:

Amount
Strategic Bond Fund	$311,603
Core Opportunities Fund	29,527
Large Cap Growth Fund	118,796

Notes to Financial Statements (Unaudited) (Continued)

Amount
Mid-Cap Value Fund	$1,433,666
Small Cap Value Equity Fund	2,616,980
Small Cap Growth Equity Fund	351,947

The following Funds elected to defer to January 1, 2008, post-October currency losses:

Amount
Mid Cap Growth Equity Fund	$1,510
Small Cap Growth Equity Fund	2,047

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Internal Revenue Code) paid during the year ended December 31, 2007, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Strategic Bond Fund	$13,799,718	$-	$-
Strategic Balanced Fund	6,686,412	9,612,317	-
Diversified Value Fund	15,598,241	21,406,784	-
Fundamental Value Fund	44,676,176	101,069,520	-
Value Equity Fund	7,537,170	3,858,506	-
Large Cap Value Fund	13,882,657	77,658,593	-
Indexed Equity Fund	36,975,669	137,171	-
Core Opportunities Fund	3,413,943	748,565	-
Blue Chip Growth Fund	1,127,104	-	-
Large Cap Growth Fund	156,160	3,170,511	57,772
Focused Value Fund	31,657,889	80,139,379	-
Mid-Cap Value Fund	13,945,932	16,532	-
Small Cap Value Equity Fund	3,554,825	132,164	-
Small Company Value Fund	18,265,588	80,791,407	-
Mid Cap Growth Equity II Fund	22,146,970	121,455,764
Small Cap Growth Equity Fund	6,287,617	49,149,645	92,808
Small Company Growth Fund	6,546,166	8,054,125	-
Diversified International Fund	6,607,966	389	-
Overseas Fund	29,611,723	164,380,674	-
Destination Retirement Income Fund	11,176,774	8,795,429	-
Destination Retirement 2010 Fund	10,027,929	6,407,817	-
Destination Retirement 2020 Fund	21,993,833	37,799,304	-
Destination Retirement 2030 Fund	13,288,540	39,178,779	-
Destination Retirement 2040 Fund	8,028,741	24,422,758	-

The following Funds have elected to pass through foreign tax credit for the year ended December 31, 2007:

Amount
Diversified International Fund	$343,416
Overseas Fund	2,829,046

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any

Notes to Financial Statements (Unaudited) (Continued)

unrecognized tax benefits at June 30, 2008, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2008, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

7.  Investment in Affiliated Issuers
   A summary of the Funds' transactions in the securities of these issuers during the period ended June 30, 2008, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income
Destination Retirement Income Fund
Aggressive Growth Fund, Class S	371,509	105,940	77,144	400,305	$2,589,976	$-
Blue Chip Growth Fund, Class S	169,453	33,086	25,748	176,791	1,755,533	-
Capital Appreciation Fund, Class S*	151,679	9,347	47,546	113,480	1,300,483	-
Core Bond Fund, Class S*	3,690,915	179,918	864,328	3,006,505	32,319,932	-
Discovery Value Fund, Class S*	-	58,662	10,450	48,212	496,580	-
Diversified Bond Fund, Class S*	2,570,587	613,768	316,195	2,868,160	29,828,865	-
Diversified Growth Fund, Class S	407,555	38,723	43,059	403,219	3,475,748	-
Diversified International Fund, Class S	428,536	118,458	72,762	474,232	4,443,553	-
Diversified Value Fund, Class S	264,333	22,974	69,195	218,112	2,183,301	-
Emerging Growth Fund, Class S	86,325	42,778	24,657	104,446	754,104	-
Enhanced Index Growth Fund, Class S*	772,436	485,317	169,961	1,087,792	9,953,301	-
Enhanced Index Value Fund, Class S*	902,460	157,718	102,528	957,650	10,419,237	-
Focused International Fund, Class S*	-	67,439	11,918	55,521	783,958	-
Focused Value Fund, Class S	447,641	16,540	163,337	300,844	4,196,777	-
Fundamental Value Fund, Class S	396,003	21,180	45,539	371,644	3,984,024	-
High Yield Fund, Class S*	-	418,288	7,386	410,902	3,940,548	-
Inflation-Protected Bond Fund, Class S*	3,870,690	206,000	677,140	3,399,550	36,715,141	-
International Bond Fund, Class S*	-	711,827	111,582	600,245	6,326,587	-
International Equity Fund, Class S*	237,951	29,039	33,188	233,802	3,661,345	-
Large Cap Value Fund, Class S	134,204	80,933	20,573	194,564	2,181,066	-
Main Street Small Cap Fund, Class S*	427,582	109,900	192,813	344,669	3,236,443	-
Mid Cap Growth Equity Fund, Class S	125,251	40,622	24,345	141,528	1,488,873	-
Mid Cap Growth Equity II Fund, Class S	139,428	11,544	24,751	126,221	1,807,482	-
Mid-Cap Value Fund, Class S	371,991	32,140	67,139	336,992	2,712,782	-
Money Market Fund, Class S*	12,215,470	1,328,865	4,527,563	9,016,772	9,016,772	-
Overseas Fund, Class S	878,201	127,654	111,966	893,889	8,822,684	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income
Destination Retirement Income Fund (continued)
Short-Duration Bond Fund, Class S*	3,155,915	143,251	406,363	2,892,803	$29,333,026	$-
Small Cap Core Equity Fund, Class S**	204,486	4,846	209,332	-	-	1,191
Small Cap Growth Equity Fund, Class S	44,716	43,266	12,294	75,688	1,120,935	-
Small Cap Value Equity Fund, Class S	177,345	38,323	22,705	192,963	1,588,083	-
Small Company Growth Fund, Class S	154,731	18,730	27,270	146,191	1,271,865	-
Small Company Value Fund, Class S	101,249	52,486	25,730	128,005	1,605,180	-
Strategic Income Fund, Class S*	1,027,607	21,235	1,048,842	-	-	-
Value Fund, Class S*	31,669	1406	4,166	28,909	440,574	-
					$223,754,758	$1,191
Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	719,370	177,896	194,850	702,416	$4,544,634	$-
Blue Chip Growth Fund, Class S	426,020	32,011	35,843	422,188	4,192,323	-
Capital Appreciation Fund, Class S*	176,285	94,089	68,292	202,082	2,315,862	-
Core Bond Fund, Class S*	2,726,298	127,036	500,306	2,353,028	25,295,053	-
Discovery Value Fund, Class S*	-	107,723	8,129	99,594	1,025,821	-
Diversified Bond Fund, Class S*	2,240,213	579,962	411,034	2,409,141	25,055,064	-
Diversified Growth Fund, Class S	755,467	60,390	57,572	758,285	6,536,413	-
Diversified International Fund, Class S	712,864	106,957	84,134	735,687	6,893,384	-
Diversified Value Fund, Class S	318,949	52,317	26,445	344,821	3,451,662	-
Emerging Growth Fund, Class S	116,083	70,771	14,103	172,751	1,247,264	-
Enhanced Index Growth Fund, Class S*	1,650,173	171,827	327,307	1,494,693	13,676,440	-
Enhanced Index Value Fund, Class S*	1,739,219	218,951	551,115	1,407,055	15,308,755	-
Focused International Fund, Class S*	-	47,151	4,974	42,177	595,541	-
Focused Value Fund, Class S	426,118	53,311	172,732	306,697	4,278,422	-
Fundamental Value Fund, Class S	517,395	155,321	54,337	618,379	6,629,022	-
High Yield Fund, Class S*	-	235,165	3,069	232,096	2,225,804	-
Inflation-Protected Bond Fund, Class S*	2,668,231	155,101	462,621	2,360,711	25,495,681	-
International Bond Fund, Class S*	-	316,728	92,424	224,304	2,364,166	-
International Equity Fund, Class S*	376,642	63,982	41,970	398,654	6,242,923	-
Large Cap Value Fund, Class S	308,302	42,195	26,120	324,377	3,636,263	-
Main Street Small Cap Fund, Class S*	501,706	413,824	56,226	859,304	8,068,869	-
Mid Cap Growth Equity Fund, Class S	249,343	135,370	27,702	357,011	3,755,761	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income
Destination Retirement 2010 Fund (continued)
Mid Cap Growth Equity II Fund, Class S	298,999	49,381	26,084	322,296	$4,615,282	$-
Mid-Cap Value Fund, Class S	722,865	106,019	156,577	672,307	5,412,072	-
Money Market Fund, Class S*	7,147,174	1,517,258	4,097,557	4,566,875	4,566,875	-
Overseas Fund, Class S	1,278,338	447,412	170,362	1,555,388	15,351,683	-
Short-Duration Bond Fund, Class S*	1,942,833	86,668	432,468	1,597,033	16,193,916	-
Small Cap Core Equity Fund, Class S**	231,279	31,300	262,579	-	-	1,921
Small Cap Growth Equity Fund, Class S	58,201	67,736	9,146	116,791	1,729,680	-
Small Cap Value Equity Fund, Class S	208,531	77,553	21,996	264,088	2,173,441	-
Small Company Growth Fund, Class S	179,361	37,253	15,359	201,255	1,750,915	-
Small Company Value Fund, Class S	124,159	79,682	16,912	186,929	2,344,090	-
Strategic Income Fund, Class S*	577,855	5,617	583,472	-	-	-
Value Fund, Class S*	45,845	8,100	4,208	49,737	757,991	-
					$227,731,072	$1,921
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	3,605,163	353,665	662,617	3,296,211	$21,326,482	$-
Blue Chip Growth Fund, Class S	1,404,503	244,011	92,127	1,556,387	15,454,919	-
Capital Appreciation Fund, Class S*	1,212,871	165,964	427,097	951,738	10,906,915	-
Core Bond Fund, Class S*	4,408,874	175,859	693,035	3,891,698	41,835,750	-
Discovery Value Fund, Class S*	-	133,039	9,998	123,041	1,267,325	-
Diversified Bond Fund, Class S*	3,580,733	872,520	589,309	3,863,944	40,184,980	-
Diversified Growth Fund, Class S	2,753,479	159,951	152,237	2,761,193	23,801,481	-
Diversified International Fund, Class S	2,572,641	603,437	217,229	2,958,849	27,724,416	-
Diversified Value Fund, Class S	1,638,430	135,434	168,347	1,605,517	16,071,223	-
Emerging Growth Fund, Class S	353,043	112,682	25,705	440,020	3,176,941	-
Enhanced Index Growth Fund, Class S*	4,503,985	928,275	316,162	5,116,098	46,812,292	-
Enhanced Index Value Fund, Class S*	4,058,911	329,549	277,911	4,110,549	44,722,773	-
Focused International Fund, Class S*	-	238,722	15,052	223,670	3,158,224	-
Focused Value Fund, Class S	1,029,220	73,749	290,285	812,684	11,336,948	-
Fundamental Value Fund, Class S	2,788,639	299,279	182,877	2,905,041	31,142,039	-
High Yield Fund, Class S*	-	332,478	1,949	330,529	3,169,739	-
Inflation-Protected Bond Fund, Class S*	4,443,322	157,700	877,625	3,723,397	40,212,684	-
International Bond Fund, Class S*	-	605,945	113,036	492,909	5,195,012	-
International Equity Fund, Class S*	1,512,072	151,001	111,809	1,551,264	24,292,793	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income
Destination Retirement 2020 Fund (continued)
Large Cap Value Fund, Class S	1,658,132	124,310	263,458	1,518,984	$17,027,815	$-
Main Street Small Cap Fund, Class S*	2,454,912	1,326,046	183,034	3,597,924	33,784,507	-
Mid Cap Growth Equity Fund, Class S	1,295,351	98,049	250,306	1,143,094	12,025,349	-
Mid Cap Growth Equity II Fund, Class S	1,555,181	99,409	614,360	1,040,230	14,896,087	-
Mid-Cap Value Fund, Class S	3,268,360	256,279	720,003	2,804,636	22,577,317	-
Overseas Fund, Class S	4,824,752	632,571	381,046	5,076,277	50,102,853	-
Short-Duration Bond Fund, Class S*	2,074,877	759,259	1,349,959	1,484,177	15,049,551	-
Small Cap Core Equity Fund, Class S**	1,093,170	64,978	1,158,148	-	-	11,137
Small Cap Growth Equity Fund, Class S	153,432	172,892	17,862	308,462	4,568,326	-
Small Cap Value Equity Fund, Class S	455,048	285,335	42,047	698,336	5,747,304	-
Small Company Growth Fund, Class S	482,762	76,710	29,977	529,495	4,606,604	-
Small Company Value Fund, Class S	314,944	213,752	31,607	497,089	6,233,498	-
Strategic Income Fund, Class S*	971,251	7,201	978,452	-	-	-
Value Fund, Class S*	246,855	18,419	33,535	231,739	3,531,695	-
					$601,943,842	$11,137
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	4,544,739	293,178	1,419,527	3,418,390	$22,116,981	$-
Blue Chip Growth Fund, Class S	2,542,156	175,653	165,749	2,552,060	25,341,955	-
Capital Appreciation Fund, Class S*	1,331,772	123,788	473,326	982,234	11,256,397	-
Core Bond Fund, Class S*	970,021	289,923	111,923	1,148,021	12,341,222	-
Discovery Value Fund, Class S*	-	348,473	20,306	328,167	3,380,122	-
Diversified Bond Fund, Class S*	992,672	266,828	113,038	1,146,462	11,923,208	-
Diversified Growth Fund, Class S	2,823,062	173,520	168,857	2,827,725	24,374,988	-
Diversified International Fund, Class S	2,506,171	485,077	297,663	2,693,585	25,238,891	-
Diversified Value Fund, Class S	2,067,820	131,458	537,164	1,662,114	16,637,758	-
Emerging Growth Fund, Class S	2,326,743	88,572	407,259	2,008,056	14,498,162	-
Enhanced Index Growth Fund, Class S*	2,532,720	190,122	680,491	2,042,351	18,687,514	-
Enhanced Index Value Fund, Class S*	2,213,380	481,877	229,148	2,466,109	26,831,271	-
Focused International Fund, Class S*	-	319,122	20,381	298,741	4,218,224	-
Focused Value Fund, Class S	685,811	44,453	124,282	605,982	8,453,452	-
Fundamental Value Fund, Class S	3,572,210	214,540	777,656	3,009,094	32,257,487	-
High Yield Fund, Class S*	-	192,298	361	191,937	1,840,676	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income
Destination Retirement 2030 Fund (continued)
Inflation-Protected Bond Fund, Class S*	1,601,781	99,865	433,726	1,267,920	$13,693,540	$-
International Bond Fund, Class S*	-	387,011	76,323	310,688	3,274,649	-
International Equity Fund, Class S*	1,504,119	132,748	165,526	1,471,341	23,041,204	-
Large Cap Value Fund, Class S	2,109,430	119,599	655,850	1,573,179	17,635,340	-
Main Street Small Cap Fund, Class S*	1,751,065	460,873	121,536	2,090,402	19,628,877	-
Mid Cap Growth Equity Fund, Class S	315,209	960,471	80,546	1,195,134	12,572,808	-
Mid Cap Growth Equity II Fund, Class S	1,150,029	75,211	137,150	1,088,090	15,581,456	-
Mid-Cap Value Fund, Class S	2,105,642	294,278	208,295	2,191,625	17,642,579	-
Overseas Fund, Class S	4,464,399	265,706	719,536	4,010,569	39,584,313	-
Short-Duration Bond Fund, Class S*	207,538	201,398	193,621	215,315	2,183,299	-
Small Cap Core Equity Fund, Class S**	305,293	108,093	413,386	-	-	2,590
Small Cap Growth Equity Fund, Class S	111,645	190,211	56,808	245,048	3,629,164	-
Small Cap Value Equity Fund, Class S	645,978	347,184	82,781	910,381	7,492,439	-
Small Company Growth Fund, Class S	295,992	21,231	43,171	274,052	2,384,251	-
Small Company Value Fund, Class S	618,074	98,001	66,529	649,546	8,145,303	-
Strategic Income Fund, Class S*	509,986	19,656	529,642	-	-	-
Value Fund, Class S*	306,168	17,484	85,345	238,307	3,631,794	-
					$449,519,324	$2,590
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	2,976,289	202,071	971,477	2,206,883	$14,278,536	$-
Blue Chip Growth Fund, Class S	1,106,881	181,583	90,440	1,198,024	11,896,375	-
Capital Appreciation Fund, Class S*	734,991	71,375	173,088	633,278	7,257,363	-
Core Bond Fund, Class S*	304,908	22,636	95,532	232,012	2,494,128	-
Discovery Value Fund, Class S*	-	203,992	14,621	189,371	1,950,523	-
Diversified Bond Fund, Class S*	309,072	22,121	111,454	219,739	2,285,283	-
Diversified Growth Fund, Class S	1,709,742	124,866	122,781	1,711,827	14,755,948	-
Diversified International Fund, Class S	1,482,019	408,614	206,838	1,683,795	15,777,161	-
Diversified Value Fund, Class S	1,375,819	99,874	401,364	1,074,329	10,754,029	-
Emerging Growth Fund, Class S	1,216,824	64,429	328,348	952,905	6,879,976	-
Enhanced Index Growth Fund, Class S*	1,596,045	256,107	233,921	1,618,231	14,806,815	-
Enhanced Index Value Fund, Class S*	1,362,589	154,368	155,891	1,361,066	14,808,396	-
Focused International Fund, Class S*	-	147,342	11,831	135,511	1,913,414	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income
Destination Retirement 2040 Fund (continued)
Focused Value Fund, Class S	346,887	42,613	41,463	348,037	$4,855,112	$-
Fundamental Value Fund, Class S	2,316,670	164,778	536,463	1,944,985	20,850,244	-
High Yield Fund, Class S*	-	151,251	328	150,923	1,447,350	-
Inflation-Protected Bond Fund, Class S*	508,664	25,275	292,500	241,439	2,607,539	-
International Bond Fund, Class S*	-	328,283	63,907	264,376	2,786,527	-
International Equity Fund, Class S*	903,431	86,726	113,393	876,764	13,730,120	-
Large Cap Value Fund, Class S	1,390,829	90,020	464,703	1,016,146	11,390,993	-
Main Street Small Cap Fund, Class S*	815,756	526,450	114,142	1,228,064	11,531,519	-
Mid Cap Growth Equity Fund, Class S	162,455	517,242	49,976	629,721	6,624,664	-
Mid Cap Growth Equity II Fund, Class S	555,973	82,256	65,235	572,994	8,205,274	-
Mid-Cap Value Fund, Class S	1,370,247	108,209	222,078	1,256,378	10,113,842	-
Overseas Fund, Class S	2,709,419	321,055	349,038	2,681,436	26,465,774	-
Short-Duration Bond Fund, Class S*	-	250,590	119,681	130,909	1,327,416	-
Small Cap Core Equity Fund, Class S**	163,352	58,793	222,145	-	-	2,200
Small Cap Growth Equity Fund, Class S	64,912	198,204	42,938	220,178	3,260,838	-
Small Cap Value Equity Fund, Class S	505,524	79,598	62,027	523,095	4,305,069	-
Small Company Growth Fund, Class S	163,263	12,984	34,361	141,886	1,234,412	-
Small Company Value Fund, Class S	460,213	31,190	117,704	373,699	4,686,190	-
Strategic Income Fund, Class S*	422,406	10,933	433,339	-	-	-
Value Fund, Class S*	209,047	13,336	68,424	153,959	2,346,341	-
					$257,627,171	$2,200
Destination Retirement 2050 Fund
Aggressive Growth Fund, Class S	116,269	23,110	41,645	97,734	$632,341	$-
Blue Chip Growth Fund, Class S	-	85,880	1,321	84,559	839,667	-
Capital Appreciation Fund, Class S*	69,118	6,530	47,435	28,213	323,319	-
Core Bond Fund, Class S*	9,553	2,814	1,281	11,086	119,175	-
Discovery Value Fund, Class S*	-	8,821	170	8,651	89,104	-
Diversified Bond Fund, Class S*	9,715	2,792	1,611	10,896	113,316	-
Diversified Growth Fund, Class S	-	35,872	499	35,373	304,918	-
Diversified International Fund, Class S	50,003	25,564	1,231	74,336	696,524	-
Diversified Value Fund, Class S	45,901	12,077	9,659	48,319	483,676	-
Emerging Growth Fund, Class S	-	15,154	263	14,891	107,513	-
Enhanced Index Growth Fund, Class S*	85,577	18,673	24,044	80,206	733,881	-
Enhanced Index Value Fund, Class S*	44,898	19,441	880	63,459	690,436	-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income
Destination Retirement 2050 Fund (continued)
Focused International Fund, Class S*	-	4,749	130	4,619	$65,224	$-
Focused Value Fund, Class S	11,583	4,172	224	15,531	216,657	-
Fundamental Value Fund, Class S	76,190	20,373	9,981	86,582	928,157	-
High Yield Fund, Class S*	-	8,046	114	7,932	76,065	-
Inflation-Protected Bond Fund, Class S*	15,854	2,812	7,738	10,928	118,027	-
International Bond Fund, Class S*	-	11,367	502	10,865	114,515	-
International Equity Fund, Class S*	30,998	9,748	595	40,151	628,770	-
Large Cap Value Fund, Class S	46,211	10,821	11,794	45,238	507,120	-
Main Street Small Cap Fund, Class S*	27,542	35,100	927	61,715	579,504	-
Mid Cap Growth Equity Fund, Class S	5,436	22,945	438	27,943	293,963	-
Mid Cap Growth Equity II Fund, Class S	18,639	7,087	422	25,304	362,351	-
Mid-Cap Value Fund, Class S	46,431	13,511	3,881	56,061	451,293	-
Overseas Fund, Class S	90,310	25,183	1,815	113,678	1,122,004	-
Short-Duration Bond Fund, Class S	-	9,676	4,016	5,660	57,391	-
Small Cap Core Equity Fund, Class S**	5,415	9,790	15,205	-	-	199
Small Cap Growth Equity Fund, Class S	21,101	1,844	16,142	6,803	100,759	-
Small Cap Value Equity Fund, Class S	17,373	6,382	338	23,417	192,722	-
Small Company Growth Fund, Class S	6,079	17,716	358	23,437	203,900	-
Small Company Value Fund, Class S	15,665	3,750	2,920	16,495	206,842	-
Strategic Income Fund, Class S*	13,265	854	14,119	-	-	-
Value Fund, Class S*	6,878	1,608	1,648	6,838	104,205	-
					$11,463,339	$199

*  MassMutual Premier Fund.

**  The Fund was dissolved effective April 30, 2008.

8.  Indemnifications
   Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.  New Accounting Pronouncements
   In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Notes to Financial Statements (Unaudited) (Continued)

10.  Proxy Voting
   A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

11.  Quarterly Reporting
   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

12.  Trustees' Approval of Investment Advisory Contracts
   At meetings in February 2008, the Contract Committee (the "Committee") and the Board of Trustees (the "Board"), including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), re-approved, as applicable, the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Strategic Bond Fund, Strategic Balanced Fund, Diversified Value Fund, Fundamental Value Fund, Value Equity Fund, Large Cap Value Fund, Indexed Equity Fund, Core Opportunities Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Aggressive Growth Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Emerging Growth Fund, Diversified International Fund, Overseas Fund, Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report detailed comparative management fee, total expense and performance information for each Fund to assist the Committee in their evaluation of the Contracts. The Committee also considered information presented to them throughout the year regarding MassMutual and each of the Sub-Advisers.

The Committee considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with their review, the Trustees noted that they had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight,

Notes to Financial Statements (Unaudited) (Continued)

administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, MassMutual responded to Trustee questions and provided additional information concerning each Fund.

With respect to the Emerging Growth Fund, Mid Cap Growth Equity II Fund, Value Equity Fund, Small Cap Growth Equity Fund, Diversified Value Fund, Large Cap Growth Fund, Fundamental Value Fund, Large Cap Value Fund and Core Opportunities Fund, the Committee considered, in addition to the other factors noted above, the fact that each Fund (i) had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group or expense universe or were close to median (within approximately .04% to .08%) and (ii) had performance for the three-year period, or the one-year period for those Funds that do not have a three-year track record, that ranked in the 3rd quintile or better in the Fund's performance universe. With respect to the Large Cap Value Fund, the Committee also noted that MassMutual was proposing to add a .05% breakpoint in the Fund's advisory fee at $1.5 billion.

With respect to the NASDAQ-100 Fund, Small Company Value Fund, Aggressive Growth Fund and Blue Chip Growth Fund, the Committee considered, in addition to the other factors noted above, the fact that each Fund (i) had total net expenses that ranked in the 2nd quintile or better in the Fund's expense group or expense universe or were close to median (within approximately .04% to .11%) and (ii) had performance that had improved during the past two years, in most cases following a sub-adviser change.

With respect to the Diversified International Fund, Small Cap Value Equity Fund, Mid-Cap Value Fund, Overseas Fund, Focused Value Fund, Strategic Bond Fund and Indexed Equity Fund, the Committee considered, in addition to the other factors noted above, the fact that (i) each Fund had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group or expense universe or were close to median (within approximately .03% to .05%) and (ii) MassMutual remained confident in each Fund's sub-adviser based on the sub-adviser's long-term track record, which MassMutual reviewed with the Committee.

With respect to the Strategic Balanced Fund, Small Cap Core Equity Fund, Small Company Growth Fund and Mid Cap Growth Equity Fund, the Committee considered, in addition to the other factors noted above, the fact that (i) each Fund had total net expenses that ranked in the 3rd quintile or better in the Fund's expense group or expense universe or were close to median (within approximately .04%) and (ii) MassMutual has implemented, or is proposing to implement, changes to address each Fund's 4th or 5th quintile ranking in its performance universe for the three-year period, or the one-year period for those Funds that do not have a three-year track record.

With respect to the Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund, the Committee considered, in addition to the other factors noted above, the fact that MassMutual was proposing to decrease each Fund's advisory fee by introducing a new fee schedule with breakpoints as follows: .05% on the first $500 million; .025% bps on the next $500 million; and 0.00% over $1 billion. The Committee also took note of the fact that, as discussed at previous Board meetings, MassMutual had recently made changes to each Destination Retirement Fund's strategy to improve, and reduce the volatility of, the Fund's performance. Additionally, it was noted that MassMutual was also proposing to implement this fee reduction for the new Destination Retirement 2050 Fund.

In conjunction with their review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis of the

Notes to Financial Statements (Unaudited) (Continued)

expected level of profitability assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements." It was noted that the Funds do not have breakpoints, as the advisory fee is established at the time of a Fund's introduction based upon a mature fund projection.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of the Contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of the Funds and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds are not excessive and the advisory fees payable under the Contracts and the total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interest of each Fund's shareholders.

At a Meeting in February 2008, the Board, including the Independent Trustees, approved a new Sub-Advisory Agreement ("New Sub-Advisory Agreement") with Pyramis for the Value Equity Fund. As a result of the reorganization of FMR LLC's institutional and sub-advisory business activities, the Board was asked to terminate the current sub-advisory agreement for the Value Equity Fund with Fidelity Management & Research Company ("FMR"), a wholly owned subsidiary of FMR LLC, and to approve a New Sub-Advisory Agreement with almost identical terms with Pyramis, another wholly owned subsidiary of FMR LLC. It was noted that the proposed change would not result in any change to the sub-advisory fee or in any material change to the investment style, philosophy or strategy for the Fund or in the personnel managing the Fund.

In approving the New Sub-Advisory Agreement, the Board considered information about, among other things: (i) the Sub-Adviser and its personnel with responsibilities for providing services to the Fund; (ii) the terms of the New Sub-Advisory Agreement; (iii) the scope and quality of the services that the Sub-Adviser would provide to the Fund under the agreement; (iv) the fees payable to the Sub-Adviser by the Adviser; and (v) the Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, and the brokers' and dealers' provision of brokerage and research services to the Sub-Adviser.

Based on the foregoing, the Board concluded that (i) the investment processes, research capabilities and philosophies of the Sub-Adviser were appropriate for the Fund given its investment objective and policies; and (ii) the terms of the New Sub-Advisory Agreement are fair and reasonable with respect to the Fund and are in the best interest of the Fund's shareholders. After carefully considering the information summarized above, the Board, including the Independent Trustees voting separately, unanimously voted to approve the New Sub-Advisory Agreement.

Notes to Financial Statements (Unaudited) (Continued)

Prior to the votes being taken to approve the New Sub-Advisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. In their deliberations with respect to this matter, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matter in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Board, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The New Sub-Advisory Agreement for the Value Equity Fund became effective April 1, 2008.

At a meeting in May 2008, the Board, including the Independent Trustees, approved an amended Sub-Advisory Agreement ("Amended Sub-Advisory Agreement") with Harris for the Overseas Fund. Under the Amended Sub-Advisory Agreement, a modification would be made to the investment sub-advisory fee paid to Harris for the Overseas Fund, whereby a new breakpoint would be added at a level of assets that the Fund had not yet reached. The Amended Sub-Advisory Agreement was effective retroactive to March 1, 2008.

At the May 2008 meeting, the Board also approved an Amendment to each Fund's Sub-Advisory Agreement to reflect that (i) each Sub-Adviser will not consult with any other sub-adviser to a Fund for which MassMutual serves as investment adviser concerning transactions for the Fund in securities or other assets, and (ii) if two or more Sub-Advisers are responsible for providing investment advice to a Fund, that each Sub-Adviser's responsibility for providing advice is limited to their discrete portion of the Fund's portfolio.

Other Information (Unaudited)

Fund Expenses June 30, 2008

Expense Examples	The following information is in regards to expenses for the six months ended June 30, 2008:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2008.

Actual Expenses	The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Bond Fund
Class A	$1,000	1.05%	$996.00	$5.21	$1,019.60	$5.27
Class L	1,000	0.80%	997.00	3.97	1,020.90	4.02
Class Y	1,000	0.71%	998.00	3.53	1,021.30	3.57
Class S	1,000	0.66%	998.00	3.28	1,021.60	3.32
Class N	1,000	1.33%	994.00	6.59	1,018.20	6.67
Strategic Balanced Fund
Class A	1,000	1.26%	931.90	6.05	1,018.60	6.32
Class L	1,000	1.01%	932.90	4.85	1,019.80	5.07
Class Y	1,000	0.86%	933.80	4.13	1,020.60	4.32
Class S	1,000	0.81%	934.60	3.90	1,020.80	4.07
Class N	1,000	1.56%	930.70	7.49	1,017.10	7.82

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Value Fund
Class A	$1,000	1.09%	$825.30	$4.95	$1,019.40	$5.47
Class L	1,000	0.80%	826.80	3.63	1,020.90	4.02
Class Y	1,000	0.69%	827.70	3.14	1,021.40	3.47
Class S	1,000	0.59%	828.00	2.68	1,021.90	2.97
Class N	1,000	1.39%	823.80	6.30	1,018.00	6.97
Fundamental Value Fund
Class A	1,000	1.24%	902.20	5.86	1,018.70	6.22
Class L	1,000	0.98%	903.60	4.64	1,020.00	4.92
Class Y	1,000	0.83%	904.60	3.93	1,020.70	4.17
Class S	1,000	0.80%	903.90	3.79	1,020.90	4.02
Class N	1,000	1.53%	901.40	7.23	1,017.30	7.67
Value Equity Fund
Class A	1,000	1.32%	857.90	6.10	1,018.30	6.62
Class L	1,000	1.07%	859.00	4.95	1,019.50	5.37
Class Y	1,000	0.92%	859.00	4.25	1,020.30	4.62
Class S	1,000	0.87%	860.70	4.02	1,020.50	4.37
Class N	1,000	1.62%	857.00	7.48	1,016.80	8.12
Large Cap Value Fund
Class A	1,000	1.25%	885.90	5.86	1,018.60	6.27
Class L	1,000	1.00%	886.40	4.69	1,019.90	5.02
Class Y	1,000	0.85%	887.50	3.99	1,020.60	4.27
Class S	1,000	0.76%	886.90	3.57	1,021.10	3.82
Class N	1,000	1.55%	883.70	7.26	1,017.20	7.77
Indexed Equity Fund
Class A	1,000	0.65%	877.70	3.03	1,021.60	3.27
Class L	1,000	0.40%	878.90	1.87	1,022.90	2.01
Class Y	1,000	0.45%	879.10	2.10	1,022.60	2.26
Class S	1,000	0.42%	879.50	1.96	1,022.80	2.11
Class Z	1,000	0.21%	880.20	0.98	1,023.80	1.06
Class N	1,000	0.95%	876.40	4.43	1,020.10	4.77
Core Opportunities Fund
Class A	1,000	1.35%	935.50	6.50	1,018.20	6.77
Class L	1,000	1.10%	936.50	5.30	1,019.40	5.52
Class Y	1,000	0.95%	937.50	4.58	1,020.10	4.77
Class S	1,000	0.86%	937.60	4.14	1,020.60	4.32
Class N	1,000	1.65%	934.60	7.94	1,016.70	8.27
Blue Chip Growth Fund
Class A	1,000	1.19%	890.30	5.59	1,018.90	5.97
Class L	1,000	0.98%	890.80	4.61	1,020.00	4.92
Class Y	1,000	0.82%	891.90	3.86	1,020.80	4.12
Class S	1,000	0.76%	892.20	3.58	1,021.10	3.82
Class N	1,000	1.51%	888.60	7.09	1,017.40	7.57

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Growth Fund
Class A	$1,000	1.25%	$860.00	$5.78	$1,018.60	$6.27
Class L	1,000	1.00%	861.00	4.63	1,019.90	5.02
Class Y	1,000	0.85%	862.00	3.94	1,020.60	4.27
Class S	1,000	0.80%	862.00	3.70	1,020.90	4.02
Class N	1,000	1.55%	859.90	7.17	1,017.20	7.77
Large Cap Growth Fund
Class A	1,000	1.37%	876.20	6.39	1,018.10	6.87
Class L	1,000	1.12%	877.60	5.23	1,019.30	5.62
Class Y	1,000	0.97%	877.40	4.53	1,020.00	4.87
Class S	1,000	0.93%	878.00	4.34	1,020.20	4.67
Class N	1,000	1.67%	874.60	7.78	1,016.56	8.37
Aggressive Growth Fund
Class A	1,000	1.35%	872.20	6.28	1,018.20	6.77
Class L	1,000	1.10%	873.30	5.12	1,019.40	5.52
Class Y	1,000	0.95%	874.70	4.43	1,020.10	4.77
Class S	1,000	0.85%	874.30	3.96	1,020.60	4.27
Class N	1,000	1.65%	869.60	7.67	1,016.70	8.27
NASDAQ-100 Fund
Class A	1,000	1.14%	877.90	5.32	1,019.20	5.72
Class L	1,000	0.90%	880.00	4.21	1,020.40	4.52
Class Y	1,000	0.74%	879.20	3.46	1,021.20	3.72
Class S	1,000	0.64%	880.40	2.99	1,021.70	3.22
Class N	1,000	1.44%	875.70	6.72	1,017.70	7.22
Focused Value Fund
Class A	1,000	1.32%	837.80	6.03	1,018.30	6.62
Class L	1,000	1.07%	838.60	4.89	1,019.50	5.37
Class Y	1,000	0.92%	839.30	4.21	1,020.30	4.62
Class S	1,000	0.82%	839.40	3.75	1,020.80	4.12
Class N	1,000	1.62%	836.40	7.40	1,016.80	8.12
Mid-Cap Value Fund
Class A	1,000	1.30%	824.10	5.90	1,018.40	6.52
Class L	1,000	1.05%	824.60	4.76	1,019.60	5.27
Class Y	1,000	0.90%	825.60	4.09	1,020.40	4.52
Class S	1,000	0.80%	825.60	3.63	1,020.90	4.02
Class N	1,000	1.60%	822.60	7.25	1,016.90	8.02
Small Cap Value Equity Fund
Class A	1,000	1.35%	875.80	6.30	1,018.20	6.77
Class L	1,000	1.10%	877.10	5.13	1,019.40	5.52
Class Y	1,000	0.95%	877.10	4.43	1,020.10	4.77
Class S	1,000	0.85%	878.30	3.97	1,020.60	4.27
Class N	1,000	1.65%	874.70	7.69	1,016.70	8.27

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Small Company Value Fund
Class A	$1,000	1.49%	$973.80	$7.31	$1,017.45	$7.47
Class L	1,000	1.24%	975.60	6.09	1,018.70	6.22
Class Y	1,000	1.09%	975.80	5.35	1,019.40	5.47
Class S	1,000	1.05%	975.90	5.16	1,019.60	5.27
Class N	1,000	1.79%	972.40	8.78	1,016.00	8.97
Mid Cap Growth Equity Fund
Class A	1,000	1.34%	894.30	6.31	1,018.20	6.72
Class L	1,000	1.09%	895.50	5.14	1,019.40	5.47
Class Y	1,000	0.94%	895.70	4.43	1,020.20	4.72
Class S	1,000	0.87%	896.10	4.10	1,020.50	4.37
Class N	1,000	1.64%	892.60	7.72	1,016.70	8.22
Mid Cap Growth Equity II Fund
Class A	1,000	1.35%	934.90	6.49	1,018.20	6.77
Class L	1,000	1.10%	936.10	5.30	1,019.40	5.52
Class Y	1,000	0.95%	937.50	4.58	1,020.10	4.77
Class S	1,000	0.86%	937.20	4.14	1,020.60	4.32
Class N	1,000	1.65%	933.80	7.93	1,016.70	8.27
Small Cap Growth Equity Fund
Class A	1,000	1.51%	878.20	7.05	1,017.40	7.57
Class L	1,000	1.26%	879.00	5.89	1,018.60	6.32
Class Y	1,000	1.11%	880.40	5.19	1,019.30	5.57
Class S	1,000	0.97%	880.50	4.54	1,020.00	4.87
Class N	1,000	1.81%	877.10	8.45	1,015.90	9.07
Small Company Growth Fund
Class A	1,000	1.53%	862.00	7.08	1,017.30	7.67
Class L	1,000	1.28%	863.50	5.93	1,018.50	6.42
Class Y	1,000	1.13%	863.70	5.24	1,019.20	5.67
Class S	1,000	1.09%	863.10	5.05	1,019.40	5.47
Class N	1,000	1.84%	860.70	8.51	1,015.70	9.22
Emerging Growth Fund
Class A	1,000	1.45%	946.60	7.02	1,017.70	7.27
Class L	1,000	1.20%	947.70	5.81	1,018.90	6.02
Class Y	1,000	1.05%	948.40	5.09	1,019.60	5.27
Class S	1,000	0.95%	948.80	4.60	1,020.10	4.77
Class N	1,000	1.75%	945.60	8.47	1,016.20	8.77
Diversified International Fund
Class A	1,000	1.42%	888.40	6.67	1,017.80	7.12
Class L	1,000	1.17%	889.50	5.50	1,019.00	5.87
Class Y	1,000	1.09%	890.40	5.12	1,019.40	5.47
Class S	1,000	0.99%	890.50	4.65	1,019.90	4.97
Class N	1,000	1.72%	887.60	8.07	1,016.30	8.62

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Overseas Fund
Class A	$1,000	1.59%	$858.80	$7.35	$1,017.00	$7.97
Class L	1,000	1.34%	859.90	6.20	1,018.20	6.72
Class Y	1,000	1.29%	860.30	5.97	1,018.40	6.47
Class S	1,000	1.24%	859.80	5.73	1,018.70	6.22
Class N	1,000	1.89%	857.90	8.73	1,015.50	9.47
Destination Retirement Income Fund
Class A	1,000	0.48%	965.80	2.35	1,022.50	2.41
Class L	1,000	0.23%	966.00	1.12	1,023.70	1.16
Class Y	1,000	0.13%	967.90	0.64	1,024.20	0.65
Class S	1,000	0.11%	966.90	0.54	1,024.30	0.55
Class N	1,000	0.78%	963.90	3.81	1,021.00	3.92
Destination Retirement 2010 Fund
Class A	1,000	0.51%	936.10	2.46	1,022.30	2.56
Class L	1,000	0.26%	937.30	1.25	1,023.60	1.31
Class Y	1,000	0.16%	938.30	0.77	1,024.10	0.81
Class S	1,000	0.11%	938.30	0.53	1,024.30	0.55
Class N	1,000	0.81%	935.20	3.90	1,020.80	4.07
Destination Retirement 2020 Fund
Class A	1,000	0.49%	909.00	2.33	1,022.40	2.46
Class L	1,000	0.24%	910.40	1.14	1,023.70	1.21
Class Y	1,000	0.14%	911.30	0.67	1,024.20	0.70
Class S	1,000	0.09%	910.50	0.43	1,024.40	0.45
Class N	1,000	0.79%	908.20	3.75	1,020.90	3.97
Destination Retirement 2030 Fund
Class A	1,000	0.50%	892.90	2.35	1,022.40	2.51
Class L	1,000	0.25%	894.50	1.18	1,023.60	1.26
Class Y	1,000	0.15%	894.40	0.71	1,024.10	0.75
Class S	1,000	0.10%	894.60	0.47	1,024.40	0.50
Class N	1,000	0.80%	891.40	3.76	1,020.90	4.02
Destination Retirement 2040 Fund
Class A	1,000	0.49%	888.60	2.30	1,022.40	2.46
Class L	1,000	0.24%	889.40	1.13	1,023.70	1.21
Class Y	1,000	0.14%	890.10	0.66	1,024.20	0.70
Class S	1,000	0.09%	890.20	0.42	1,024.40	0.45
Class N	1,000	0.79%	887.20	3.71	1,020.90	3.97
Destination Retirement 2050 Fund
Class A	1,000	0.50%	887.40	2.35	1,022.40	2.51
Class L	1,000	0.25%	888.40	1.17	1,023.60	1.26
Class Y	1,000	0.15%	889.40	0.70	1,024.10	0.75
Class S	1,000	0.10%	889.40	0.47	1,024.40	0.50
Class N	1,000	0.80%	886.50	3.75	1,020.90	4.02

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2008, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Distributor:

MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

August 29, 2008

Securities offered through registered representatives of MML Investors Services, Inc., member FINRA and SIPC (www.finra.org and www.sipc.org), 1295 State Street, Springfield, MA 01111.

© 2008 Massachusetts Mutual Life Insurance Company. All rights reserved.

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life
Insurance Company (MassMutual) and its affiliated companies and sales representatives.

L4543 808
C:14941-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5.  Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/28/08

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/28/08